   As filed with the Securities and Exchange Commission on December 13, 1996
                                                       Registration No. 33-26305
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        PRE-EFFECTIVE AMENDMENT NO. __                    [ ]

                   POST-EFFECTIVE AMENDMENT NO. 24                        [X]


                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                AMENDMENT NO. 26                          [X]


                        ______________________________

                           COMPASS CAPITAL FUNDS/SM/

                          (Formerly, The PNC(R) Fund)

              (Exact Name of Registrant as Specified in Charter)

     Bellevue Corporate Center                       Morgan R. Jones, Esq.
     400 Bellevue Parkway                            Drinker Biddle & Reath
     Suite 100                                       PNB Building
     Wilmington, Delaware 19809                      1345 Chestnut Street
     (Address of Principal Executive                 Philadelphia, PA 19107
      Offices)                                       (Name and Address of Agent
     Registrant's Telephone Number:                   for Service)
      (302) 792-2555
                         ____________________________

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(i)
     [x] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's initial 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 26, 1996.
     This Registration Statement has also been executed by The DFA Investment Trust Company.

                           COMPASS CAPITAL FUNDS/SM/
                (SERVICE SHARES OF THE MONEY MARKET PORTFOLIO,
             U.S. TREASURY MONEY MARKET PORTFOLIO, MUNICIPAL MONEY
        MARKET PORTFOLIO, NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO,
        NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO, OHIO MUNICIPAL
          MONEY MARKET PORTFOLIO, PENNSYLVANIA MUNICIPAL MONEY MARKET
           PORTFOLIO, AND VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

PART A                                             PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund....................   Who Manages The Fund?

5A.   Managements Discussion of Fund
          Performance...........................   Inapplicable.

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?

9.    Legal Proceedings.........................   Inapplicable

The Money Market Portfolios Service Shares
--------------------------------------------------------------------------------

                Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of thirty investment portfolios. This Prospectus de-scribes the Service Shares of eight of those portfolios (the "Portfolios"):

                 Money Market Portfolio
                 U.S. Treasury Money Market Portfolio
                 Municipal Money Market Portfolio
                 New Jersey Municipal Money Market Portfolio
                 North Carolina Municipal Money Market Portfolio Ohio Municipal Money Market Portfolio Pennsylvania Municipal Money Market Portfolio Virginia Municipal Money Market Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Commis-
                sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                The New Jersey, North Carolina, Ohio, Pennsylvania and Vir-ginia Municipal Money Market Portfolios may invest a signifi-cant percentage of their assets in a single issuer and, there-fore, investments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Money Market Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed descrip-tion of each Portfolio begins on page 16.

              COMPASS
              CAPITAL
              PORTFOLIO       LIPPER PEER GROUP


              Money Market   Money Market Instrument Funds

              U.S. Treasury  U.S. Treasury Money Market Funds
               Money Market

              Municipal      Tax-Exempt Money Market Funds
               Money Market

              NJ Municipal   NJ Tax-Exempt Money Market Funds
               Money Market

              NC Municipal   Other States Tax-Exempt Money Market Funds
               Money Market

              OH Municipal   Ohio Tax-Exempt Money Market Funds
               Money Market

              PA Municipal   PA Tax-Exempt Money Market Funds
               Money Market

              VA Municipal   Other States Tax-Exempt Money Market Funds
               Money Market

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. PNC Institutional Management Corporation ("PIMC") serves as the sub-adviser to the Portfolios as de-scribed in this Prospectus.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
MONEY         different directions in money market investing. You may wish to
MARKET        use the table of contents on page 5 to find descriptions of the
PORTFOLIOS    Portfolios, including the investment objectives, portfolio man-
              agement styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective, or that any Portfolio will be able
MONEY MARKET    to maintain a stable net asset value of $1.00 per share. Cer-
INVESTING       tain Portfolios may invest in U.S. dollar-denominated instru-
                ments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in ad-dition to those inherent in U.S. investments. Each state-spe-cific municipal Portfolio will concentrate in the securities of issuers located in a particular state, and is non-diversi-fied, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
                Additional Investment Policies And Risks Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "HOW ARE SHARES PURCHASED AND REDEEMED?" and
CAPITAL FUNDS   "WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   8
            What Are The Portfolios?.....................................  16
            What Additional Investment Policies And Risks Apply?.........  20
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  26
            Who Manages The Fund?........................................  28
            How Are Shares Purchased And Redeemed?.......................  32
            What Special Purchase And Redemption Procedures May Apply?...  35
            How Is Net Asset Value Calculated?...........................  37
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  38
            How Are Fund Distributions Taxed?............................  39
            How Is The Fund Organized?...................................  44
            How Is Performance Calculated?...............................  45
            How Can I Get More Information?..............................  46

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios after fee waivers for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the New Jersey Municipal Money Market Portfolio have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                                              NEW       NORTH
                                       U.S.                 JERSEY    CAROLINA     OHIO     PENNSYLVANIA   VIRGINIA
                                     TREASURY   MUNICIPAL  MUNICIPAL  MUNICIPAL  MUNICIPAL    MUNICIPAL    MUNICIPAL
                            MONEY      MONEY      MONEY      MONEY      MONEY      MONEY        MONEY        MONEY
                           MARKET     MARKET     MARKET     MARKET     MARKET     MARKET       MARKET       MARKET
                          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)                  .07%       .07%       .06%       .06%       .06%       .06%           .06%       .06%
Other operating expenses        .52        .52        .53        .53        .53        .53            .53        .53
                               ----       ----       ----       ----       ----       ----         ------       ----
 Administration fees
  (after fee
  waivers)(/1/)            .13        .13        .12        .08        .07        .10          .12          .04
 Shareholder servicing
  fee                      .15        .15        .15        .15        .15        .15          .15          .15
 Other expenses            .24        .24        .26        .30        .31        .28          .26          .34
                          ----       ----       ----       ----       ----       ----       ------         ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                  .59%       .59%       .59%       .59%       .59%       .59%           .59%       .59%
                               ====       ====       ====       ====       ====       ====         ======       ====

(1) Without waivers, advisory fees would be .42% for the Money Market Portfo-lio, .44% for the U.S. Treasury Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .15% for the Money Market Portfolio, .16% for the U.S. Treasury Money Market Portfolio and .18% for each of the other Portfolios. PAMG and the Portfolios' administra-tors are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to main-tain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .53%, .55%, .58%, .63%, .59%, .60%,
    .56% and .67%, respectively, and "Total Portfolio operating expenses" would be .95%, .99%, 1.03%, 1.08%, 1.04%, 1.05%, 1.01% and 1.12%, respectively.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                          ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market                $ 6        $19        $33        $74
U.S. Treasury Money
 Market                       6         19         33         74
Municipal Money Market        6         19         33         74
New Jersey Municipal
 Money Market                 6         19         33         74
North Carolina Municipal
 Money Market                 6         19         33         74
Ohio Municipal Money
 Market                       6         19         33         74
Pennsylvania Municipal
 Money Market                 6         19         33         74
Virginia Municipal Money
 Market                       5         19         33         74

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information, and has been audited by the Portfolio's independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by call-ing (800) 441-7764.

Financial Highlights
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                                            FOR THE
                                                                                             PERIOD
                              YEAR        YEAR       YEAR      YEAR      YEAR      YEAR    10/4/89/1/
                             ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     THROUGH
                            9/30/96     9/30/95    9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ----------  ----------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.0503      0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
 Net realized gain (loss)
  on investments                  - -         - -       - -       - -       - -       - -        - -
                           ----------  ----------  --------  --------  --------  --------   --------
 Total from investment
  operations                   0.0503      0.0534    0.0333    0.0274    0.0391    0.0645     0.0778
                           ----------  ----------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.0503)    (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
 Distributions from net
  realized capital gains          - -         - -       - -       - -       - -       - -        - -
                           ----------  ----------  --------  --------  --------  --------   --------
 Total distributions          (0.0503)    (0.0534)  (0.0333)  (0.0274)  (0.0391)  (0.0645)   (0.0778)
                           ----------  ----------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ==========  ==========  ========  ========  ========  ========   ========
Total return                     5.15%       5.48%     3.37%     2.77%     4.05%     6.64%      8.07%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $1,575,064  $1,194,017  $575,948  $415,328  $838,012  $637,076   $628,075
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                    0.59%       0.57%     0.51%     0.59%     0.61%     0.62%      0.62%/2/
 Before
  advisory/administration
  fee waivers                    0.95%       0.94%     0.92%     0.70%     0.66%     0.67%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                    5.00%       5.35%     3.35%     2.73%     3.86%     6.45%      7.83%/2/
 Before
  advisory/administration
  fee waivers                    4.64%       4.98%     2.95%     2.62%     3.81%     6.40%      7.75%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO
               (FORMERLY, THE GOVERNMENT MONEY MARKET PORTFOLIO)

                                                                                        FOR THE
                                                                                         PERIOD
                             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91    9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           --------  --------  --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income       0.0489    0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------  --------   --------
 Total from investment
  operations                 0.0489    0.0525    0.0331    0.0269    0.0394    0.0627     0.0697
                           --------  --------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0489)  (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------  --------  --------   --------
 Total distributions        (0.0489)  (0.0525)  (0.0331)  (0.0269)  (0.0394)  (0.0627)   (0.0697)
                           --------  --------  --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                           ========  ========  ========  ========  ========  ========   ========
Total return                   5.00%     5.38%     3.36%     2.72%     4.01%     6.46%      7.29%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $955,454  $550,959  $372,883  $185,400  $160,269  $180,776   $146,148
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.59%     0.57%     0.52%     0.60%     0.62%     0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  0.99%     0.98%     0.97%     0.73%     0.67%     0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  4.84%     5.27%     3.42%     2.68%     3.91%     6.27%      7.62%/2/
 Before
  advisory/administration
  fee waivers                  4.45%     4.85%     2.97%     2.55%     3.86%     6.22%      7.57%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                      FOR THE
                                                                                       PERIOD
                             YEAR      YEAR      YEAR     YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED    ENDED     ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93  9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           --------  --------  --------  -------  --------  -------   --------
Income from investment
 operations
 Net investment income       0.0309    0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
 Net realized gain (loss)
  on investments                - -       - -       - -      - -       - -      - -        - -
                           --------  --------  --------  -------  --------  -------   --------
 Total from investment
  operations                 0.0309    0.0334    0.0219   0.0205    0.0281   0.0438     0.0486
                           --------  --------  --------  -------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0309)  (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
 Distributions from net
  realized capital gains        - -       - -       - -      - -       - -      - -        - -
                           --------  --------  --------  -------  --------  -------   --------
 Total distributions        (0.0309)  (0.0334)  (0.0219) (0.0205)  (0.0281) (0.0438)   (0.0486)
                           --------  --------  --------  -------  --------  -------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $  1.00  $   1.00  $  1.00   $   1.00
                           ========  ========  ========  =======  ========  =======   ========
Total return                   3.10%     3.39%     2.20%    2.10%     2.85%    4.47%      4.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $261,617  $265,629  $133,358  $93,937  $125,152  $89,312   $112,108
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.59%     0.57%     0.51%    0.61%     0.63%    0.65%      0.65%/2/
 Before
  advisory/administration
  fee waivers                  1.03%     1.01%     0.99%    0.72%     0.68%    0.70%      0.70%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.08%     3.35%     2.18%    2.02%     2.78%    4.40%      5.31%/2/
 Before
  advisory/administration
  fee waivers                  2.64%     2.91%     1.71%    1.91%     2.73%    4.35%      5.26%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    6/1/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0316    0.0333    0.0225    0.0074
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total from investment operations      0.0316    0.0333    0.0225    0.0074
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0316)  (0.0333)  (0.0225)  (0.0074)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total distributions                  (0.0316)  (0.0333)  (0.0225)  (0.0074)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                            3.21%      3.38%     2.27%     0.75%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $ 45,525  $ 49,857  $ 44,066  $ 15,239
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.59%     0.57%     0.40%     0.23%/2/
 Before advisory/administration fee
  waivers                                1.05%     1.03%     1.04%     0.96%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.17%     3.35%     2.29%     2.23%/2/
 Before advisory/administration fee
  waivers                                2.71%     2.89%     1.65%     1.50%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR      YEAR     YEAR    6/11/93/1/
                                      ENDED     ENDED     ENDED    THROUGH
                                     9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $  1.00   $   1.00
                                     --------  --------  -------   --------
Income from investment operations
 Net investment income                 0.0304    0.0325   0.0221     0.0074
 Net realized gain (loss) on
  investments                             - -       - -      - -        - -
                                     --------  --------  -------   --------
 Total from investment operations      0.0304    0.0325   0.0221     0.0074
                                     --------  --------  -------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0304)  (0.0325) (0.0221)   (0.0074)
 Distributions from net realized
  capital gains                           - -       - -      - -        - -
                                     --------  --------  -------   --------
 Total distributions                  (0.0304)  (0.0325) (0.0221)   (0.0074)
                                     --------  --------  -------   --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $  1.00   $   1.00
                                     ========  ========  =======   ========
Total return                             3.04%     3.33%    2.24%      0.74%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $224,197  $147,739  $60,560   $  8,919
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.59%     0.57%    0.42%      0.32%/2/
 Before advisory/administration fee
  waivers                                1.01%     0.99%    0.99%      1.20%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.02%     3.29%    2.31%      2.42%/2/
 Before advisory/administration fee
  waivers                                2.59%     2.87%    1.75%      1.54%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                   NORTH CAROLINA                       VIRGINIA
                                   MUNICIPAL MONEY                  MUNICIPAL MONEY
                                  MARKET PORTFOLIO                  MARKET PORTFOLIO
                                       FOR THE       FOR THE                  FOR THE
                                       PERIOD         PERIOD                  PERIOD
                             YEAR    11/01/94/4/    4/29/94/1/      YEAR    10/11/94/1/
                            ENDED      THROUGH       THROUGH       ENDED      THROUGH
                           9/30/96     9/30/95       9/30/94      9/30/96     9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00   $   1.00       $   1.00     $   1.00   $   1.00
                           --------   --------       --------     --------   --------
Income from investment
 operations
 Net investment income       0.0308     0.0305         0.0099       0.0318     0.0330
 Net realized gain (loss)
  on investments                - -        - -            - -          - -        - -
                           --------   --------       --------     --------   --------
 Total from investment
  operations                 0.0308     0.0305         0.0099       0.0318     0.0330
                           --------   --------       --------     --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0308)   (0.0305)       (0.0099)     (0.0318)   (0.0330)
 Distributions from net
  realized capital gains        - -        - -            - -          - -        - -
                           --------   --------       --------     --------   --------
 Total distributions        (0.0308)   (0.0305)       (0.0099)     (0.0318)   (0.0330)
                           --------   --------       --------     --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00   $   1.00       $   1.00     $   1.00   $   1.00
                           ========   ========       ========     ========   ========
Total return                   3.12%      3.11%          0.99%        3.25%      3.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $  7,463   $  1,841       $   - - /3/  $ 14,968   $    821
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.55%      0.55%/2/       0.36%/2/     0.45%      0.40%/2/
 Before
  advisory/administration
  fee waivers                  1.04%      1.08%/2/       1.02%/2/     1.12%      1.25%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.06%      3.34%/2/       2.54%/2/     3.05%      3.50%/2/
 Before
  advisory/administration
  fee waivers                  2.56%      2.81%/2/       1.87%/2/     2.38%      2.65%/2/

/1/Commencement of operations of share class.
/2/Annualized.
/3/There were no Service Shares outstanding as of September 30, 1994. /4/Reissuance of shares.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                           FOR THE     FOR THE                                          FOR THE
                           PERIOD      PERIOD                                           PERIOD
                           2/1/96      3/1/95      FISCAL YEAR FISCAL YEAR FISCAL YEAR 7/1/91/1/
                           THROUGH     THROUGH        ENDED       ENDED       ENDED       TO
                           9/30/96     1/31/96      02/28/95    02/28/94    02/28/93   02/28/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  1.00     $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                           -------     -------       -------     -------     -------    -------
Income from investment
 operations
 Net investment income      0.0187        0.03          0.02        0.02        0.02       0.02
 Net realized gain (loss)
  on investments               - -         - -           - -         - -         - -        - -
                           -------     -------       -------     -------     -------    -------
 Total from investment
  operations                0.0187        0.03          0.02        0.02        0.02       0.02
                           -------     -------       -------     -------     -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.0187)      (0.03)        (0.02)      (0.02)      (0.02)     (0.02)
 Distributions from net
  realized capital gains       - -         - -           - -         - -         - -        - -
                           -------     -------       -------     -------     -------    -------
 Total distributions       (0.0187)      (0.03)        (0.02)      (0.02)      (0.02)     (0.02)
                           -------     -------       -------     -------     -------    -------
NET ASSET VALUE AT END OF
 PERIOD                    $  1.00     $  1.00       $  1.00     $  1.00     $  1.00    $  1.00
                           =======     =======       =======     =======     =======    =======
Total return                  1.89%       3.23%         2.46%       1.79%       2.19%      3.53%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $68,139     $56,958       $43,610     $39,408     $38,836    $35,005
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.59%/2/    0.70%/2/      0.63%       0.65%       0.73%      0.47%/2/
 Before
  advisory/administration
  fee waivers                 1.08%/2/    0.74%/2/      0.70%       0.72%       0.76%      0.62%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 2.82%/2/    3.17%/2/      2.46%       1.77%       2.17%      3.44%/2/
 Before
  advisory/administration
  fee waivers                 2.33%/2/    3.13%/2/      2.39%       1.70%       2.14%      3.29%/2/

+ The Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfo-lio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
MONEY MARKET    The investment objective of the Money Market Portfolio is to
PORTFOLIO       provide as high a level of current interest income as is con-
                sistent with maintaining liquidity and stability of principal.
                The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as govern-ment, bank, commercial and other obligations, that are avail-able in the money markets. In particular, the Portfolio may invest in:

                (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institu-tions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

                (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

                (E) securities issued or guaranteed as to principal and inter-
                    est by the U.S. Government or by its agencies or instru-mentalities and related custodial receipts;

                (F) dollar-denominated securities issued or guaranteed by for-
                    eign governments or their political subdivisions, agencies or instrumentalities;

                (G) guaranteed investment contracts issued by highly-rated
                    U.S. insurance companies;

                (H) securities issued or guaranteed by state or local govern-
                    mental bodies; and

                (I) repurchase agreements relating to the above instruments.

U.S.          The investment objective of the U.S. Treasury Money Market Port-
TREASURY      folio is to provide as high a level of current interest income
MONEY         as is consistent with maintaining liquidity and stability of
MARKET        principal. It pursues this objective by investing exclusively in
PORTFOLIO     short-term bills, notes and other obligations issued or guaran-
              teed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL     The investment objective of the Municipal Money Market Portfolio
PORTFOLIOS    is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining li-quidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obliga-tions issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authori-ties ("Municipal Obligations").

              The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Port-folio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income exempt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consis-tent with maintaining liquidity and stability of principal.

              The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

              (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

              (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

              (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

              (D) unrated notes, paper or other instruments that are of compa-
                  rable quality as determined by the Portfolios' sub-adviser under guidelines established by the Fund's Board of Trust-ees; and

              (E) municipal bonds and notes which are guaranteed as to princi-
                  pal and interest by the U.S. Government or an agency or in-strumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

                During normal market conditions, at least 80% of each Munici-pal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Mar-ket Portfolio intends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in ob-ligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

                Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Fed-eral alternative minimum tax is taxable.

                Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activ-ity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

QUALITY,        All securities acquired by the Portfolios will be determined
MATURITY AND    at the time of purchase by the Portfolios' sub-adviser, under
DIVERSIFICATION guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organi-zations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and secu-rity with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including secu-rities of issuers that have long-term but not short-term rat-

              ings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.

              Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not ex-ceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (ex-cept for certain variable and floating rate instruments and se-curities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of in-come as longer term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

              The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfolios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Investment Company Act of 1940 (the "1940 Act"). Investment returns on a non-diversified port-folio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversi-fied portfolio. Consequently, the change in value of any one se-curity may affect the overall value of a non-diversified portfo-lio more than it would a diversified portfolio. In addition, be-cause the State-Specific Municipal Portfolios concentrate their investments in obligations of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other Money Market funds.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obli-gations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these insti-tutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling inter-est rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instru-ments may include variable amount master demand notes that permit the indebt-edness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfo-lio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturi-ties exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Port-folio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield avail-able in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Se-curities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the ef-fect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years; as of June 30, 1995, the General Fund has a surplus of $688.3 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimburse-ment rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S.

Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its invest-ments in Eligible Securities that are not in the highest rating category as de-termined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total as-sets, with investments in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF      The business and affairs of the Fund are managed under the di-
TRUSTEES      rection of the Fund's Board of Trustees. The following persons currently serve on the Board:

                William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                Raymond J. Clark--Treasurer of Princeton University.

                Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

INVESTMENT
ADVISER AND   The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISER   Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform ad-
              visory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Penn-sylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PNC Institutional
              Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware
              19809.

              As adviser, PAMG is responsible for the overall investment man-agement of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfo-lios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

              For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE
                     FOR EACH PORTFOLIO (BEFORE WAIVERS)

                                                 INVESTMENT  SUB-ADVISORY
                  AVERAGE DAILY NET ASSETS      ADVISORY FEE     FEE
                  ------------------------      ------------ ------------
                  first $1 billion                 .450%        .400%
                  $1 billion--$2 billion           .400         .350
                  $2 billion--$3 billion           .375         .325
                  greater than $3 billion          .350         .300

                For the twelve months ended September 30, 1996, the Portfolios (other than the New Jersey Municipal Money Market Portfolio) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .07%; U.S. Treasury Money Market Portfolio, .07%; Municipal Money Market Portfolio, .06%; Ohio Municipal Money Market Portfolio, .06%; Pennsylvania Municipal Money Market Portfolio, .06%; North Carolina Municipal Money Market Portfolio, .06%; and Virginia Municipal Money Market Portfolio, 0%. For the period from Feb-ruary 1, 1996 to September 30, 1996, the New Jersey Municipal Money Market Portfolio paid investment advisory fees, after voluntary fee waivers, at the annual rate of .06% of its aver-age daily net assets.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net assets, .11% of the next $1 billion of each Portfo-lio's average daily net assets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their admin-istration fees from a Portfolio.

              For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER
AGENT,        PNC Bank, National Association ("PNC Bank") serves as the Port-
DIVIDEND      folios' custodian and PFPC serves as their transfer agent and
DISBURSING    dividend disbursing agent.
AGENT AND
CUSTODIAN

SHAREHOLDER   The Fund intends to enter into service arrangements with insti-
SERVICING     tutional investors ("Institutions") (including PNC Bank, Na-
              tional Association and its affiliates) which provide that the Institutions will render support services to their customers who are the beneficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Ad-ministrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of the following services: processing purchase and redemption requests from cus-tomers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on be-half of customers; providing sub-accounting with respect to Service Shares beneficially owned by customers or the informa-tion necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servicing fee of up to .15% (on an annualized basis) of the av-erage daily net asset value of Service Shares owned beneficially by their customers, Institutions may provide one or more of these additional services to such customers: responding to cus-tomer inquiries relating to the services performed by the Insti-tution and to customer inquiries concerning their investments in Service Shares; assisting cus- tomers in designating and chang-ing dividend options, account designations and addresses; and providing other similar shareholder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their ac-counts with Institutions.

              Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Portfolio shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Re-serve Board and state banking commissions, and investment advis-ers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal coun-sel before entering into agreements with the Fund.

                The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualify-ing the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solici-tations, insurance premiums, the expense of independent pric-ing services, and other expenses which are not expressly as-sumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board de-termines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combina-tion with The PNC Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at the net asset value per share next determined after an order is received by PFPC Inc. ("PFPC"), the Fund's transfer agent. Shares may be purchased by Institutions on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 no later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (East-ern Time) will be executed at 12:00 noon (Eastern Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the order. Orders received after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (Eastern
Time). If payment for such orders is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the Institution placing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon (Eastern Time).

Payment for Service Shares must normally be made only in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with the redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemp-tion may be more or less than the amount invested depending upon the net asset value of a Service Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wir-ing redemption payments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institution.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Special Purchase And Redemption Procedures May Apply?
--------------------------------------------------------------------------------
Persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio's combination with The PNC Fund(R) may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders for shares of the Portfolios that are in proper form are executed at their net as-set value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) un-less a creditworthy financial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed. Under certain circumstances, the Fund may reject large individual pur-chase orders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a re-demption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Service Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfo-lio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of Service Shares outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Service Shares of the same Portfolio which pays the dividends, unless a shareholder elects to re-ceive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obliga-tions is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio cor-poration franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for pur-poses of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions at-tributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institu-tions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Is-lands and Guam) will also be exempt from the Virginia income tax. Dividends de-rived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing sharehold-ers to exclude from their Virginia taxable income the exempt portion of distri-butions from a regulated investment company even though the shareholders re-ceive distributions monthly but receive reports substantiating the exempt por-tion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital FundsSM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the eight money market portfolios de-scribed herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses," the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Institu-tional or Investor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On      , 1996, PNC Bank held of record approximately  % of the Fund's out-
standing shares, as trustee on behalf of individual and institutional invest-ors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

How is Performance Calculated?
--------------------------------------------------------------------------------
Each Portfolio may advertise its "yield" and "effective yield" for Service Shares. Both yield figures are based on historical earnings and are not in-tended to indicate future performance. "Yield" refers to the income generated by an investment in a Portfolio's Service Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the in-vestment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio's Service Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding ef-fect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for Service Shares.

The performance of Service Shares of a Portfolio may be compared to the perfor-mance of mutual funds with similar investment objectives and to relevant indi-ces, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Service Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technolo-gies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recog-nized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.

                               -----------------

MONEY MARKET PORTFOLIO

U.S. TREASURY MONEY MARKET PORTFOLIO

MUNICIPAL MONEY MARKET PORTFOLIO

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                   THE MONEY
                                     MARKET
                                   PORTFOLIOS

                                 SERVICE SHARES



                                   Prospectus

                           COMPASS CAPITAL FUNDS/SM/
             (INSTITUTIONAL SHARES OF THE MONEY MARKET PORTFOLIO,
             U.S. TREASURY MONEY MARKET PORTFOLIO, MUNICIPAL MONEY MARKET PORTFOLIO, NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO,
        NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO, OHIO MUNICIPAL
          MONEY MARKET PORTFOLIO, PENNSYLVANIA MUNICIPAL MONEY MARKET
           PORTFOLIO, AND VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO)
                             CROSS REFERENCE SHEET


FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund...................    Who Manages The Fund?

5A.   Managements Discussion of Fund
         Performance............................   Inapplicable.

6     Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?


9.    Legal Proceedings.........................   Inapplicable

The Money Market Portfolios Institutional Shares

--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consist of thirty investment portfolios. This Prospectus de-scribes the Institutional Shares of eight of those portfolios (the "Portfolios"):

                 Money Market Portfolio
                 U.S. Treasury Money Market Portfolio
                 Municipal Money Market Portfolio
                 New Jersey Municipal Money Market Portfolio
                 North Carolina Municipal Money Market Portfolio
                 Ohio Municipal Money Market Portfolio
                 Pennsylvania Municipal Money Market Portfolio

                 Virginia Municipal Money Market Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Commis-
                sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                The New Jersey, North Carolina, Ohio, Pennsylvania and Vir-ginia Municipal Money Market Portfolios may invest a signifi-cant percentage of their assets in a single issuer and, there-fore, investments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Money Market Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed descrip-tion of each Portfolio begins on page 15.

              COMPASS            LIPPER PEER GROUP
              CAPITAL
              PORTFOLIO

                                 Institutional Money Market Instrument Funds

              Money Market
                                 Institutional U.S. Treasury Money Market
              U.S. Treasury       Funds
               Money Market      Institutional Tax-Exempt Money Market Funds
              Municipal
               Money Market      NJ Tax-Exempt Money Market Funds
              NJ Municipal
               Money Market      Other States Tax-Exempt Money Market Funds
              NC Municipal
               Money Market      Ohio Tax-Exempt Money Market Funds
              OH Municipal
               Money Market      PA Tax-Exempt Money Market Funds
              PA Municipal
               Money Market      Other States Tax-Exempt Money Market Funds
              VA Municipal
               Money Market

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. PNC Institutional Management Corporation ("PIMC") serves as the sub-adviser to the Portfolios as de-scribed in this Prospectus.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
MONEY         We intend this document to be an effective tool as you explore
MARKET        different directions in money market investing.
PORTFOLIOS

CONSIDERING   There can be no assurance that any mutual fund will achieve its
THE RISKS     investment objective, or that any Portfolio will be able to
IN MONEY      maintain a stable net asset value of $1.00 per share. Certain
MARKET        Portfolios may invest in U.S. dollar-denominated instruments of
INVESTING     foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in addition to those inherent in U.S. investments. Each state-specific munici-pal Portfolio will concentrate in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What Additional Investment Pol-icies And Risks Apply?"

INVESTING     For information on how to purchase and redeem shares of the
IN THE        Portfolios, see "HOW ARE SHARES PURCHASED AND REDEEMED?"
COMPASS
CAPITAL
FUNDS

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   5
            What Are The Portfolios' Financial Highlights?...............   7
            What Are The Portfolios?.....................................  15
            What Additional Investment Policies And Risks Apply?.........  19
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  25
            Who Manages The Fund?........................................  27
            How Are Shares Purchased And Redeemed?.......................  30
            How Is Net Asset Value Calculated?...........................  32
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  33
            How Are Fund Distributions Taxed?............................  34
            How Is The Fund Organized?...................................  39
            How Is Performance Calculated?...............................  40
            How Can I Get More Information?..............................  41

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios after fee waivers for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the New Jersey Municipal Money Market Portfolio have been restated to reflect cur-rent expenses and fee waivers. An example based on the summary is also shown.

                                                                        NEW
                                                                      JERSEY
                                       U.S. TREASURY    MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory fees (after fee
 waivers) (/1/)                   .07%           .07%           .06%       .06%
Other operating expenses          .22            .22            .23        .23
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .13          .13            .12          .08
 Other expenses              .09          .09            .11          .15
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .29%           .29%           .29%       .29%
                                 ====         ======         ======       ====
                              NORTH
                            CAROLINA       OHIO       PENNSYLVANIA   VIRGINIA
                            MUNICIPAL    MUNICIPAL      MUNICIPAL    MUNICIPAL
                              MONEY        MONEY          MONEY        MONEY
                             MARKET       MARKET         MARKET       MARKET
                            PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory fees (after fee
 waivers)(/1/)                    .06%           .06%           .06%       .06%
Other operating expenses          .23            .23            .23        .23
                                 ----         ------         ------       ----
 Administration fees (after
  fee waivers)(/1/)          .07          .10            .12          .04
 Other expenses              .16          .13            .11          .19
                            ----       ------         ------         ----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                    .29%           .29%           .29%       .29%
                                 ====         ======         ======       ====

(1) Without waivers, advisory fees would be .42% for the Money Market Portfo-lio, .44% for the U.S. Treasury Money Market Portfolio and .45% for each of the other Portfolios and administration fees would be .15% for the Money Market Portfolio, .16% for the U.S. Treasury Money Market Portfolio and .18% for each of the other Portfolios. PAMG and the Portfolios' administra-tors are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to main-tain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .23%, .25%, .28%, .33%, .29%, .30%,
    .26% and .37%, respectively, and "Total Portfolio operating expenses" would be .65%, .69%, .73%, .78%, .74%, .75%, .71%, and .82% respectively.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                          ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market                $ 3        $ 9        $16        $37
U.S. Treasury Money
 Market                       3          9         16         37
Municipal Money Market        3          9         16         37
New Jersey Municipal
 Money Market                 3          9         16         37
North Carolina Municipal
 Money Market                 3          8         14         32
Ohio Municipal Money
 Market                       3          9         16         37
Pennsylvania Municipal
 Money Market                 3          9         16         37
Virginia Municipal Money
 Market                       3          9         16         37

The foregoing Table and Example are intended to assist investors in understand-ing the expenses the Portfolios pay. Investors bear these expenses either di-rectly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------
              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information, and has been audited by the Portfolios' independent accountant. This financial information should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

Financial Highlights
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    8/2/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0533    0.0564    0.0359    0.0054
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total from investment operations      0.0533    0.0564    0.0359    0.0054
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0533)  (0.0564)  (0.0359)  (0.0054)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total distributions                  (0.0533)  (0.0564)  (0.0359)  (0.0054)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             5.46%     5.79%     3.64%     0.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $587,730  $654,157  $502,972  $435,586
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.27%     0.25%     0.27%/2/
 Before advisory/administration fee
  waivers                                0.65%     0.64%     0.66%     0.38%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.34%     5.66%     3.64%     3.01%/2/
 Before advisory/administration fee
  waivers                                4.98%     5.28%     3.23%     2.90%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO
               (FORMERLY, THE GOVERNMENT MONEY MARKET PORTFOLIO)

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    8/2/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0519    0.0555    0.0357    0.0049
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total from investment operations      0.0519    0.0555    0.0357    0.0049
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0519)  (0.0555)  (0.0357)  (0.0049)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total distributions                  (0.0519)  (0.0555)  (0.0357)  (0.0049)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             5.32%     5.69%     3.63%     0.49%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $167,193  $120,540  $ 37,519  $ 13,513
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.27%     0.25%     0.25%/2/
 Before advisory/administration fee
  waivers                                0.69%     0.69%     0.70%     0.38%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.18%     5.64%     3.69%     3.01%/2/
 Before advisory/administration fee
  waivers                                4.78%     5.22%     3.24%     2.88%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                   PERIOD
                                      YEAR      YEAR      YEAR    8/2/93/1/
                                      ENDED    ENDED     ENDED     THROUGH
                                     9/30/96  9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  1.00  $   1.00  $   1.00  $   1.00
                                     -------  --------  --------  --------
Income from investment operations
 Net investment income                0.0339    0.0364    0.0246    0.0040
 Net realized gain (loss) on
  investments                            - -       - -       - -       - -
                                     -------  --------  --------  --------
 Total from investment operations     0.0339    0.0364    0.0246    0.0040
                                     -------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                             (0.0339)  (0.0364)  (0.0246)  (0.0040)
 Distributions from net realized
  capital gains                          - -       - -       - -       - -
                                     -------  --------  --------  --------
 Total distributions                 (0.0339)  (0.0364)  (0.0246)  (0.0040)
                                     -------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $  1.00  $   1.00  $   1.00  $   1.00
                                     =======  ========  ========  ========
Total return                            3.41%     3.70%     2.48%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $43,936  $ 53,778  $ 30,608  $ 39,148
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.29%     0.27%     0.25%     0.25%/2/
 Before advisory/administration fee
  waivers                               0.73%     0.71%     0.73%     0.36%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               3.37%     3.64%     2.48%     2.45%/2/
 Before advisory/administration fee
  waivers                               2.93%     3.20%     2.01%     2.34%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                      YEAR      YEAR      YEAR    6/10/93/1/
                                      ENDED    ENDED     ENDED     THROUGH
                                     9/30/96  9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  1.00  $   1.00  $   1.00   $   1.00
                                     -------  --------  --------   --------
Income from investment operations
 Net investment income                0.0346    0.0363    0.0252     0.0073
 Net realized gain (loss) on
  investments                            - -       - -       - -        - -
                                     -------  --------  --------   --------
 Total from investment operations     0.0346    0.0363    0.0252     0.0073
                                     -------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                             (0.0346)  (0.0363)  (0.0252)   (0.0073)
 Distributions from net realized
  capital gains                          - -       - -       - -        - -
                                     -------  --------  --------   --------
 Total distributions                 (0.0346)  (0.0363)  (0.0252)   (0.0073)
                                     -------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD     $  1.00  $   1.00  $   1.00   $   1.00
                                     =======  ========  ========   ========
Total return                            3.52%     3.69%     2.55%      0.73%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $32,944  $ 23,679  $ 10,521   $ 12,026
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.29%     0.27%     0.13%      0.10%/2/
 Before advisory/administration fee
  waivers                               0.75%     0.73%     0.77%      0.83%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               3.47%     3.66%     2.56%      2.45%/2/
 Before advisory/administration fee
  waivers                               3.01%     3.20%     1.93%      1.72%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                                    FOR THE
                                                                    PERIOD
                                       YEAR      YEAR      YEAR    6/1/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00  $   1.00
                                     --------  --------  --------  --------
Income from investment operations
 Net investment income                 0.0334    0.0355    0.0247    0.0078
 Net realized gain (loss) on
  investments                             - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total from investment operations      0.0334    0.0355    0.0247    0.0078
                                     --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0334)  (0.0355)  (0.0247)  (0.0078)
 Distributions from net realized
  capital gains                           - -       - -       - -       - -
                                     --------  --------  --------  --------
 Total distributions                  (0.0334)  (0.0355)  (0.0247)  (0.0078)
                                     --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00  $   1.00
                                     ========  ========  ========  ========
Total return                             3.40%     3.61%     2.49%     0.78%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $198,822  $233,414  $158,102  $  2,242
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.29%     0.26%     0.16%     0.09%/2/
 Before advisory/administration fee
  waivers                                0.71%     0.68%     0.73%     0.97%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                3.34%     3.54%     2.64%     2.15%/2/
 Before advisory/administration fee
  waivers                                2.92%     3.12%     2.07%     1.27%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 NORTH CAROLINA MUNICIPAL               VIRGINIA MUNICIPAL
                                  MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                          FOR THE                       FOR THE
                                                          PERIOD                         PERIOD
                             YEAR      YEAR      YEAR    5/4/93/1/   YEAR      YEAR    7/25/94/1/
                            ENDED     ENDED     ENDED     THROUGH    ENDED    ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94    9/30/93   9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT
 BEGINNING OF PERIOD          $1.00  $   1.00  $   1.00  $   1.00   $  1.00  $   1.00   $   1.00
                           --------  --------  --------  --------   -------  --------   --------
Income from investment
 operations
 Net investment income       0.0338    0.0359    0.0249    0.0097    0.0348    0.0368     0.0053
 Net realized gain (loss)
  on investments                - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------   -------  --------   --------
 Total from investment
  operations                 0.0338    0.0359    0.0249    0.0097    0.0348    0.0368     0.0053
                           --------  --------  --------  --------   -------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0338)  (0.0359)  (0.0249)  (0.0097)  (0.0348)  (0.0368)   (0.0053)
 Distributions from net
  realized capital gains        - -       - -       - -       - -       - -       - -        - -
                           --------  --------  --------  --------   -------  --------   --------
 Total distributions        (0.0338)  (0.0359)  (0.0249)  (0.0097)  (0.0348)  (0.0368)   (0.0053)
                           --------  --------  --------  --------   -------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00  $   1.00   $  1.00  $   1.00   $   1.00
                           ========  ========  ========  ========   =======  ========   ========
Total return                   3.43%     3.65%     2.52%     0.97%     3.54%     3.74%      0.53%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $112,097  $ 76,673  $ 69,673  $ 34,135   $38,553  $ 24,409   $ 13,831
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.25%     0.21%     0.10% 0.10%/2/      0.14%     0.10%      0.10%/2/
 Before
  advisory/administration
  fee waivers                  0.74%     0.74%     0.76% 0.81%/2/      0.82%     0.95%      1.02%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  3.33%     3.61%     2.53% 2.35%/2/      3.47%     3.71%      2.89%/2/
 Before
  advisory/administration
  fee waivers                  2.84%     3.08%     1.87% 1.64%/2/      2.79%     2.86%      1.97%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                           FOR THE      FOR THE
                           PERIOD        PERIOD
                           2/1/96      1/16/96/1/
                           THROUGH      THROUGH
                           9/30/96      1/31/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  1.00       $ 1.00
                           -------       ------
Income from investment
 operations
 Net investment income      0.0207         0.00
 Net realized gain (loss)
  on investments               - -          - -
                           -------       ------
 Total from investment
  operations                0.0207         0.00
                           -------       ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.0207)       (0.00)
 Distributions from net
  realized capital gains       - -          - -
                           -------       ------
 Total distributions       (0.0207)       (0.00)
                           -------       ------
NET ASSET VALUE AT END OF
 PERIOD                    $  1.00       $ 1.00
                           =======       ======
Total return                  2.09%        3.07%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $   614       $4,195
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.29%/2/     0.29%/2/
 Before
  advisory/administration
  fee waivers                 0.78%/2/     0.78%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 3.07%/2/     3.07%/2/
 Before
  advisory/administration
  fee waivers                 2.58%/2/     2.58%/2/

+The Portfolio commenced operations on July 1, 1991 as the New Jersey Municipal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was orga-nized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-ex-isting portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
MONEY         The investment objective of the Money Market Portfolio is to
MARKET        provide as high a level of current interest income as is consis-
PORTFOLIO     tent with maintaining liquidity and stability of principal. The
              Portfolio may invest in a broad range of short-term, high quali-ty, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Portfolio may invest in:

              (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obliga-tions of foreign branches of such banks);

              (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other is-suers rated (at the time of purchase) A-2 or higher by Stan-dard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

              (C) unrated notes, paper and other instruments that are of com-
                  parable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trust-ees;

              (D) asset-backed securities (including interests in pools of as-
                  sets such as mortgages, installment purchase obligations and credit card receivables);

              (E) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentali-ties and related custodial receipts;

              (F) dollar-denominated securities issued or guaranteed by for-
                  eign governments or their political subdivisions, agencies or instrumentalities;

              (G) guaranteed investment contracts issued by highly-rated U.S.
                  insurance companies;

              (H) securities issued or guaranteed by state or local governmen-
                  tal bodies; and

              (I) repurchase agreements relating to the above instruments.

U.S. TREASURY   The investment objective of the U.S. Treasury Money Market
MONEY MARKET    Portfolio is to provide as high a level of current interest
PORTFOLIO       income as is consistent with maintaining liquidity and stabil-
                ity of principal. It pursues this objective by investing ex-clusively in short-term bills, notes and other obligations is-sued or guaranteed by the U.S. Treasury and repurchase agree-ments relating to such obligations.

MUNICIPAL       The investment objective of the Municipal Money Market Portfo-
PORTFOLIOS      lio is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with main-taining liquidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obligations issued by or on behalf of states, ter-ritories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instru-mentalities and authorities ("Municipal Obligations").

                The investment objective of the New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Port-folio, Ohio Municipal Money Market Portfolio, Pennsylvania Mu-nicipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current in-come exempt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concen-trates, as is consistent with maintaining liquidity and sta-bility of principal.

                The Municipal Money Market Portfolio and the State-Specific Municipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily in-vesting in:

                (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

                (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

                (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

                (D) unrated notes, paper or other instruments that are of com-
                    parable quality as determined by the Portfolios' sub-ad-viser under guidelines established by the Fund's Board of Trustees; and

                (E) municipal bonds and notes which are guaranteed as to prin-
                    cipal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

              During normal market conditions, at least 80% of each Municipal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers lo-cated in the particular state indicated by its name ("State-Spe-cific Obligations"). The Municipal Money Market Portfolio in-tends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Port-folio may invest without limitation in obligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

              Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Federal alternative minimum tax is taxable.

              Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

              QUALITY, MATURITY AND DIVERSIFICATION. All securities acquired by the Portfolios will be determined at the time of purchase by the Portfolios' sub-adviser, under guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (in-cluding securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in ac-cordance with guidelines approved by the Board of Trustees.

                Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not exceed 90 days. In no event will a Portfolio purchase securi-ties which mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as longer term or lower quality securities, which gen-erally have greater market risk and more fluctuation in market value.

                The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfo-lios, and the State-Specific Municipal Portfolios are classi-fied as non-diversified portfolios, under the Investment Com-pany Act of 1940 (the "1940 Act"). Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a di-versified portfolio. In addition, because the State-Specific Municipal Portfolios concentrate their investments in obliga-tions of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other money market funds.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obli-gations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling inter-est rates, the rate of mortgage prepayments tends to increase. During these pe-riods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the in-terest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfo-lio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the ef-fect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Municipal Portfolios in State-Specific Obligations raises special investment considerations. Changes in the economic condition and governmental policies of a state and its political sub-divisions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Consideration Regarding State-Specific Obligations" in the Statement of Addi-tional Information.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employ-ment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years; as of June 30, 1995, the General Fund has a surplus of $688.3 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimburse-ment rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.




New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdi-visions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S. Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its investments in Eligible Securities that are not in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total assets, with investments in any one such issuer be-ing limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF        The business and affairs of the Fund are managed under the di-
TRUSTEES        rection of the Fund's Board of Trustees. The following persons currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

INVESTMENT
ADVISER AND     The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISER     Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its prin-cipal offices at 1600 Market Street, 29th Floor, Philadelphia,
                Pennsylvania 19103. PAMG is an indirect wholly-owned subsidi-ary of PNC Bank Corp., a multi-bank holding company. PNC In-stitutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser.
                PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.

                As adviser, PAMG is responsible for the overall investment management of the Portfolios. As sub-adviser, PIMC is respon-sible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfolios. PIMC also provides research and credit analy-sis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

                For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH
                       PORTFOLIO (BEFORE WAIVERS)

            Average Daily Net         Investment  Sub-Advisory
            Assets                   Advisory Fee     Fee
            -----------------        ------------ ------------
            first $1 billion             .450%        .400%
            $1 billion--$2 billion       .400         .350
            $2 billion--$3 billion       .375         .325
            greater than $3 billion      .350         .300

              For the twelve months ended September 30, 1996, the Portfolios (other than the New Jersey Municipal Money Market Portfolio) paid investment advisory fees at the following annual rates (ex-pressed as a percentage of average daily net assets) after vol-untary fee waivers: Money Market Portfolio, .07%; U.S. Treasury Money Market Portfolio, .07%; Municipal Money Market Portfolio, .06%; Ohio Municipal Money Market Portfolio, .06%; Pennsylvania Municipal Money Market Portfolio, .06%; North Carolina Municipal Money Market Portfolio, .06%; and Virginia Municipal Money Mar-ket Portfolio, .06%. For the period from February 1, 1996 to September 30, 1996, the New Jersey Municipal Money Market Port-folio paid investment advisory fees, after voluntary fee waiv-ers, at the annual rate of .06% of its average daily net assets.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
              Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect whol-ly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Portfolio's average daily net as-sets, .11% of the next $1 billion of each Portfolio's average daily net as-sets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfo-lio.

                For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER
AGENT,          PNC Bank, National Association ("PNC Bank") serves as the
DIVIDEND        Portfolios' custodian and PFPC serves as their transfer agent
DISBURSING      and dividend disbursing agent.
AGENT AND
CUSTODIAN


EXPENSES
                Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribu-tion under Federal and state securities laws, expenses of pre-paring prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of inde-pendent pricing services, and other expenses which are not ex-pressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES. Institutional Shares are offered to institutional investors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next deter-mined after an order is received by PFPC. Shares may be purchased on any Busi-ness Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders for each Portfolio except the U.S. Treasury Money Market Port-folio may be placed by telephoning PFPC at (800) 441-7450 not later than 12:00 noon (Eastern Time) on a Business Day. Orders received before 12:00 noon (East-ern Time) will be executed at 12:00 noon (Eastern Time). If payment for an or-der is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the investor placing the order. Orders re-ceived after 12:00 noon (Eastern Time) will not be accepted.

Purchase orders for the U.S. Treasury Money Market Portfolio may be placed by telephoning PFPC at (800) 441-7450 no later than 4:00 p.m. (Eastern Time) on a Business Day. Orders received before 12:00 noon (Eastern Time) will be executed at 12:00 noon (Eastern Time); orders received after 12:00 noon (Eastern Time) but before 4:00 p.m. (Eastern Time) will be executed at 4:00 p.m. (Eastern
Time). If payment for an order is not received by 4:00 p.m. (Eastern Time), the order will be cancelled and notice thereof will be given to the investor plac-ing the order. Orders will not be accepted after 4:00 p.m. (Eastern Time). Un-der certain circumstances, the Fund may reject large individual purchase orders received after 12:00 noon (Eastern Time).

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount invested depending upon the net asset value of an Institutional Share at the time of redemption.

Payment for redeemed shares for which a redemption order is received by PFPC before 12:00 noon (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming institution on the same Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received between 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wir-ing redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of each Port-folio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabili-ties charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Institutional Shares of the same Portfolio which pays the dividends, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obliga-tions is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio cor-poration franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for pur-poses of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions at-tributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, ex-cise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Is-lands and Guam) will also be exempt from the Virginia income tax. Dividends are derived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing sharehold-ers to exclude from their Virginia taxable income the exempt portion of distri-butions from a regulated investment company even though the shareholders re-ceive distributions monthly but receive reports substantiating the exempt por-tion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the eight money market portfo-lios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or
(800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On      , 1996, PNC Bank held of record approximately   % of the Fund's out-
standing shares, as trustee on behalf of individual and institutional invest-ors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Each Portfolio may advertise its "yield" and "effective yield" for Institu-tional Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the income generated by an investment in a Portfolio's Institutional Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an invest-ment in a Portfolio's Institutional Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the com-pounding effect of this assumed reinvestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield for a particular class of Investor Shares.

The performance of Institutional Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of Institutional Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance in-formation may also include evaluations of the Portfolios published in nation-ally recognized ranking services, and information as reported by financial pub-lications such as Business Week, Fortune, Institutional Investor, Money Maga-zine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current dividend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

The Compass Capital Funds
-------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

MONEY MARKET PORTFOLIO

U.S. TREASURY MONEY MARKET PORTFOLIO

MUNICIPAL MONEY MARKET PORTFOLIO

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                   THE MONEY
                                    MARKET
                                  PORTFOLIOS

                             INSTITUTIONAL SHARES



                                  Prospectus

                           COMPASS CAPITAL FUNDS/SM/
       (INVESTOR A, INVESTOR B AND INVESTOR C SHARES OF THE MONEY MARKET PORTFOLIO, U.S. TREASURY MONEY MARKET PORTFOLIO, MUNICIPAL MONEY
        MARKET PORTFOLIO, NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO,
        NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO, OHIO MUNICIPAL
          MONEY MARKET PORTFOLIO, PENNSYLVANIA MUNICIPAL MONEY MARKET
           PORTFOLIO, AND VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.     Cover page................................  Cover Page

2.     Synopsis..................................  What Are The Expenses Of The
                                                   Portfolios?

3.     Condensed Financial
       Information...............................  What Are The Portfolios'
                                                   Financial Highlights?

4.     General Description of
       Registrant................................  Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.     Management of the Fund...................   Who Manages The Fund?

5A.    Managements Discussion of Fund
         Performance............................   Inapplicable

6.     Capital Stock and Other
       Securities...............................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.     Purchase of Securities Being
       Offered..................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.     Redemption or Repurchase.................   How Are Shares Purchased and
                                                   Redeemed?


9.     Legal Proceedings.........................  Inapplicable

The Money Market Portfolios Investor Shares

--------------------------------------------------------------------------------

                Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus de-scribes the Investor Shares of eight of those portfolios (the "Portfolios"):

                 Money Market Portfolio
                 U.S. Treasury Money Market Portfolio
                 Municipal Money Market Portfolio
                 New Jersey Municipal Money Market Portfolio
                 North Carolina Municipal Money Market Portfolio Ohio Municipal Money Market Portfolio Pennsylvania Municipal Money Market Portfolio Virginia Municipal Money Market Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Com-
                mission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supple-mented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                The New Jersey, North Carolina, Ohio, Pennsylvania and Vir-ginia Municipal Money Market Portfolios may invest a signifi-cant percentage of their assets in a single issuer and, there-fore, investments in these Portfolios may be riskier than an investment in other types of money market funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC MUNICIPAL PORTFOLIOS LISTED ABOVE ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Money Market Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Money Market Portfolios of COMPASS CAPITAL FUNDS consist of eight short-term investment alternatives. Two of these Portfo-lios invest solely in taxable instruments, and six of these Portfolios invest in tax-exempt instruments. A detailed descrip-tion of each Portfolio begins on page 18.

              COMPASS
              CAPITAL
              PORTFOLIO       LIPPER PEER GROUP

              Money Market    Money Market Instrument Funds

              U.S. Treasury
               Money Market   U.S. Treasury Money Market Funds

              Municipal
               Money Market   Tax-Exempt Money Market Funds

              NJ Municipal
               Money Market   NJ Tax-Exempt Money Market Funds

              NC Municipal
               Money Market   Other States Tax-Exempt Money Market Funds

              OH Municipal
               Money Market   Ohio Tax-Exempt Money Market Funds

              PA Municipal
               Money Market   PA Tax-Exempt Money Market Funds

              VA Municipal
               Money Market   Other States Tax-Exempt Money Market Funds

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. PNC Institutional Management Corporation ("PIMC") serves as the sub-adviser to the Portfolios as de-scribed in this Prospectus.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
MONEY         We intend this document to be an effective tool as you explore
MARKET        different directions in money market investing.
PORTFOLIOS

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective, or that any Portfolio will be able
MONEY MARKET    to maintain a stable net asset value of $1.00 per share. Cer-
INVESTING       tain Portfolios may invest in U.S. dollar-denominated instru-
                ments of foreign issuers or municipal securities backed by the credit of foreign banks, which may be subject to risks in ad-dition to those inherent in U.S. investments. Each state-spe-cific municipal Portfolio will concentrate in the securities of issuers located in a particular state, and is non-diversi-fied, which means that its performance may be dependent upon the performance of a smaller number of securities than the other Portfolios, which are considered diversified. See "What
                Additional Investment Policies And Risks Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "How Are Shares Purchased" and "How Are Shares
CAPITAL FUNDS   Redeemed?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   7
            What Are The Portfolios' Financial Highlights?...............  10
            What Are The Portfolios?.....................................  18
            What Additional Investment Policies And Risks Apply?.........  22
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  28
            Who Manages The Fund?........................................  30
            How Are Shares Purchased?....................................  34
            How Are Shares Redeemed?.....................................  36
            What Are The Shareholder Features Of The Fund?...............  38
            How Is Net Asset Value Calculated?...........................  41
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  42
            How Are Fund Distributions Taxed?............................  43
            How Is The Fund Organized?...................................  48
            How Is Performance Calculated?...............................  49
            How Can I Get More Information?..............................  50

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios after fee waivers for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the New Jersey Municipal Money Market Portfolio have been restated to reflect current expenses and fee waivers. Because no Investor A, B or C Shares of the Virginia Municipal Money Market Portfolio, no Investor C Shares of the Money Market Portfolio and no Investor B or C Shares of the other Portfolios were outstanding during the fiscal year ended September 30, 1996, the figures shown for these share classes under "Other Expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                                MONEY                            U.S. TREASURY                          MUNICIPAL
                               MARKET                            MONEY MARKET                         MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                            PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)            .07%        .07%        .07%         .07%        .07%        .07%         .06%        .06%        .06%
12b-1 fees(/2/)           .10         .75         .75          .10         .75         .75          .10         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/1/)            .69         .54         .54          .69         .54         .54          .70         .55         .55
                          ---         ---         ---          ---         ---         ---          ---         ---         ---
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00          .15         .00         .00
 Other expenses     .29         .29         .29          .29         .29         .29          .30         .30         .30
                  -----        ----        ----        -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/1/)            .86%       1.36%       1.36%         .86%       1.36%       1.36%         .86%       1.36%       1.36%
                        =====       =====       =====        =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .42% for each class of the Money Market Portfolio, .44% for each class of the U.S. Treasury Money Market Portfolio and .45% for each class of the Municipal Money Market Portfolio and administration fees would be .15% for each class of the Money Market Portfolio, .16% for each class of the U.S. Treasury Money Market Portfolio and .18% for each class of the Municipal Money Market Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .58%, .65% and .66%, respectively, for Investor A Shares;
    (ii) .56%, .57% and .61%, respectively, for Investor B Shares; and (iii) .56%, .57% and .61%, respectively, for Investor C Shares; and "Total Port-folio Operating Expenses" would be: (iv) 1.10%, 1.19% and 1.21%, respec-tively, for Investor A Shares; (v) 1.73%, 1.76% and 1.80%, respectively, for Investor B Shares; and (vi) 1.73%, 1.76% and 1.80%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National As-sociation of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------

                             NEW JERSEY                         NORTH CAROLINA                            OHIO
                              MUNICIPAL                            MUNICIPAL                            MUNICIPAL
                            MONEY MARKET                         MONEY MARKET                         MONEY MARKET
                              PORTFOLIO                            PORTFOLIO                            PORTFOLIO
                  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C  INVESTOR A   INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory Fees
 (after fee
 waivers)(/1/)            .06%        .06%        .06%         .06%        .06%        .06%         .06%        .06%        .06%
12b-1 fees(/2/)           .10         .75         .75          .10         .75         .75          .10         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/1/)            .70         .55         .55          .70         .55         .55          .70         .55         .55
                        -----       -----       -----        -----       -----       -----        -----       -----       -----
 Shareholder
  servicing fee     .25         .25         .25          .25         .25         .25          .25         .25         .25
 Shareholder
  processing fee    .15         .00         .00          .15         .00         .00          .15         .00         .00
 Other expenses     .30         .30         .30          .30         .30         .30          .30         .30         .30
                  -----        ----        ----        -----        ----        ----        -----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/1/)            .86%       1.36%       1.36%         .86%       1.36%       1.36%         .86%       1.36%       1.36%
                        =====       =====       =====        =====       =====       =====        =====       =====       =====

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .72%, .70% and .71%, respectively, for Investor A Shares; (ii) .65%, .66% and .63%, re-spectively, for Investor B Shares; and (iii) .65%, .66% and .63%, respec-tively, for Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.27%, 1.25% and 1.25%, respectively, for Investor A Shares;
    (v) 1.85%, 1.86% and 1.83%, respectively, for Investor B Shares; and (vi) 1.85%, 1.86% and 1.83%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                                     PENNSYLVANIA                         VIRGINIA
                                      MUNICIPAL                          MUNICIPAL
                                     MONEY MARKET                       MONEY MARKET
                                      PORTFOLIO                          PORTFOLIO
                          INVESTOR A INVESTOR B  INVESTOR C  INVESTOR A INVESTOR B  INVESTOR C
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)(/1/)                  .06%        .06%        .06%       .06%        .06%        .06%
12b-1 fees(/2/)                 .10         .75         .75        .10         .75         .75
Other operating expenses
 (after fee
 waivers)(/1/)                  .70         .55         .55        .70         .50         .50
                               -----      ------      ------      -----      ------      ------
 Shareholder servicing
  fee                      .25        .25         .25         .25        .25         .25
 Shareholder processing
  fee                      .15        .00         .00         .15        .00         .00
 Other expenses            .30        .30         .30         .25        .25         .25
                          ----       ----        ----        ----       ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                  .86%       1.36%       1.36%       .86%       1.36%       1.36%
                               =====      ======      ======      =====      ======      ======

(1) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .45% and administration fees would be .18% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .71% and .94%, respectively, for Investor A Shares; (ii) .61% and .79%, respectively, for Investor B Shares; and (iii) .61 and .79%, respectively, for Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.23% and 1.49%, respectively, for Investor A Shares; (v) 1.81% and 1.99%, respec-tively, for Investor B Shares; and (vi) 1.81% and 1.99%, respectively, for Investor C Shares.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Money Market
 A Shares                            $ 9        $27        $48          $106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
U.S. Treasury Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
New Jersey Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
North Carolina Municipal Money
 Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Ohio Municipal Money Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Pennsylvania Municipal Money
 Market
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164
Virginia Municipal Money
 Portfolio
 A Shares                              9         27         48           106
 B Shares*                            14         43         74     150**/143***
 C Shares*                            14         43         74           164

 * These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a Portfolio received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund. See "What Are The Shareholder Features Of The Fund?--Exchange Privilege."
 ** Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for In-vestor B Shares of an equity portfolio of the Fund).
*** Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for In-vestor B Shares of a fixed income portfolio of the Fund).

The foregoing Tables and Example are intended to assist investors in under-standing the expenses the Portfolios pay. Investors bear these expenses either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information, and has been audited by the Portfolios' independent accountants. This financial informa-tion should be read together with those financial statements. For the period shown, no Investor A, B or C Shares of the Vir-ginia Municipal Money Market Portfolio, Investor C Shares of the Money Market Portfolio and Investor B or C Shares of the other Portfolios were outstanding. Further information about the performance of the Portfolios is available in the annual shareholder reports. Both the Statement of Additional Informa-tion and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762.

Financial Highlights
--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO

                                     INVESTOR A SHARES                 INVESTOR B SHARES
                                                          FOR THE                FOR THE
                                                           PERIOD                 PERIOD
                             YEAR      YEAR      YEAR    1/13/93/1/     YEAR    9/15/95/1/
                            ENDED     ENDED     ENDED     THROUGH       ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94    9/30/93      9/30/96   9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $   1.00  $   1.00  $   1.00   $   1.00     $  1.00   $   1.00
                           --------  --------  --------   --------     -------   --------
Income from investment
 operations
 Net investment income       0.0485    0.0511    0.0308     0.0188      0.0426     0.0020
 Net realized gain (loss)
  on investments                - -       - -       - -        - -         - -        - -
                           --------  --------  --------   --------     -------   --------
 Total from investment
  operations                 0.0485    0.0511    0.0308     0.0188      0.0426     0.0020
                           --------  --------  --------   --------     -------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.0485)  (0.0511)  (0.0308)   (0.0188)    (0.0426)   (0.0020)
 Distributions from net
  realized capital gains        - -       - -       - -        - -         - -        - -
                           --------  --------  --------   --------     -------   --------
 Total distributions        (0.0485)  (0.0511)  (0.0308)   (0.0188)    (0.0426)   (0.0020)
                           --------  --------  --------   --------     -------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   1.00  $   1.00  $   1.00   $   1.00     $  1.00   $   1.00
                           ========  ========  ========   ========     =======   ========
Total return                   4.96%     5.23%     3.12%      1.89%       4.34%      0.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $162,099  $ 10,185  $  4,342   $     49     $   138   $     27
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.74%     0.81%     0.75%      0.67%/2/    1.36%      1.34%/2/
 Before
  advisory/administration
  fee waivers                  1.10%     1.19%     1.16%      0.78%/2/    1.73%      1.72%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  4.81%     5.15%     3.39%      2.62%/2/    4.18%      4.58%/2/
 Before
  advisory/administration
  fee waivers                  4.45%     4.78%     2.98%      2.51%/2/    3.82%      4.20%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                               INVESTOR A SHARES
                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    11/2/92/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00   $   1.00
                                     --------  --------  --------   --------
Income from investment operations
 Net investment income                 0.0288    0.0311    0.0193     0.0181
 Net realized gain (loss) on
  investments                             - -       - -       - -        - -
                                     --------  --------  --------   --------
 Total from investment operations      0.0288    0.0311    0.0193     0.0181
                                     --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0288)  (0.0311)  (0.0193)   (0.0181)
 Distributions from net realized
  capital gains                           - -       - -       - -        - -
                                     --------  --------  --------   --------
 Total distributions                  (0.0288)  (0.0311)  (0.0193)   (0.0181)
                                     --------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00   $   1.00
                                     ========  ========  ========   ========
Total return                             2.88%     3.15%     1.95%      1.83%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $  1,851  $     20  $     41   $     15
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.77%     0.79%     0.75%      0.72%/2/
 Before advisory/administration fee
  waivers                                1.21%     1.23%     1.23%      0.83%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                2.80%     3.08%     2.05%      2.23%/2/
 Before advisory/administration fee
  waivers                                2.36%     2.64%     1.58%      2.12%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      U.S. TREASURY MONEY MARKET PORTFOLIO
               (FORMERLY, THE GOVERNMENT MONEY MARKET PORTFOLIO)

                                               INVESTOR A SHARES
                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    1/14/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $   1.00  $   1.00  $   1.00   $   1.00
                                     --------  --------  --------   --------
Income from investment operations
 Net investment income                 0.0467    0.0501    0.0309     0.0183
 Net realized gain (loss) on
  investments                             - -       - -       - -        - -
                                     --------  --------  --------   --------
 Total from investment operations      0.0467    0.0501    0.0309     0.0183
                                     --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                              (0.0467)  (0.0501)  (0.0309)   (0.0183)
 Distributions from net realized
  capital gains                           - -       - -       - -        - -
                                     --------  --------  --------   --------
 Total distributions                  (0.0467)  (0.0501)  (0.0309)   (0.0183)
                                     --------  --------  --------   --------
NET ASSET VALUE AT END OF PERIOD     $   1.00  $   1.00  $   1.00   $   1.00
                                     ========  ========  ========   ========
Total return                             4.77%     5.13%     3.11%      1.85%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $ 10,630  $  1,285  $  1,656   $     50
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.79%     0.80%     0.75%      0.65%/2/
 Before advisory/administration fee
  waivers                                1.19%     1.21%     1.20%      0.78%/2/
 Ratios of net investment income to
  average net assets
  After advisory/administration fee
  waivers                                4.60%     5.03%     3.60%      2.57%/2/
 Before advisory/administration fee
  waivers                                4.20%     4.62%     3.14%      2.44%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                  INVESTOR A SHARES
                                                                  FOR THE
                                                                   PERIOD
                                               YEAR      YEAR    10/5/93/1/
                                              ENDED     ENDED     THROUGH
                                             9/30/96   9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD       $   1.00  $   1.00   $   1.00
                                             --------  --------   --------
Income from investment operations
 Net investment income                         0.0293    0.0310     0.0199
 Net realized gain (loss) on investments          - -       - -        - -
                                             --------  --------   --------
 Total from investment operations              0.0293    0.0310     0.0199
                                             --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.0293)  (0.0310)   (0.0199)
 Distributions from net realized capital
  gains                                           - -       - -        - -
                                             --------  --------   --------
 Total distributions                          (0.0293)  (0.0310)   (0.0199)
                                             --------  --------   --------
NET ASSET VALUE AT END OF PERIOD             $   1.00  $   1.00   $   1.00
                                             ========  ========   ========
Total return                                     2.98%     3.15%      2.01%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)  $  5,672  $     75   $     28
 Ratios of expenses to average net assets
 After advisory/administration fee waivers       0.79%     0.80%      0.62%/2/
 Before advisory/administration fee waivers      1.25%     1.26%      1.26%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers       2.88%     3.02%      1.94%/2/
 Before advisory/administration fee waivers      2.42%     2.56%      1.30%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                 INVESTOR A SHARES
                                                               FOR THE
                                                               PERIOD
                                           YEAR      YEAR    12/28/93/1/
                                           ENDED    ENDED      THROUGH
                                          9/30/96  9/30/95     9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD    $  1.00  $   1.00   $   1.00
                                          -------  --------   --------
Income from investment operations
 Net investment income                     0.0281    0.0302     0.0153
 Net realized gain (loss) on investments      - -       - -        - -
                                          -------  --------   --------
 Total from investment operations          0.0281    0.0302     0.0153
                                          -------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income (0.0281)  (0.0302)   (0.0153)
 Distributions from net realized capital
  gains                                       - -       - -        - -
                                          -------  --------   --------
 Total distributions                      (0.0281)  (0.0302)   (0.0153)
                                          -------  --------   --------
NET ASSET VALUE AT END OF PERIOD          $  1.00  $   1.00   $   1.00
                                          =======  ========   ========
Total return                                 2.90%     3.06%      1.58%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                              $63,424  $    750   $    139
 Ratios of expenses to average net assets
 After advisory/administration fee
  waivers                                    0.81%      .82%      0.65%/2/
 Before advisory/administration fee
  waivers                                    1.23%     1.24%      1.22%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                    2.81%     3.03%      2.11%/2/
 Before advisory/administration fee
  waivers                                    2.39%     2.61%      1.54%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                       INVESTOR A SHARES
                                                                 FOR THE
                                                                  PERIOD
                                                        YEAR    2/14/95/1/
                                                        ENDED    THROUGH
                                                       9/30/96   9/30/95
NET ASSET VALUE AT BEGINNING OF PERIOD                 $  1.00   $   1.00
                                                       -------   --------
Income from investment operations
 Net investment income                                  0.0286     0.0194
 Net realized gain (loss) on investments                   - -        - -
                                                       -------   --------
 Total from investment operations                       0.0286     0.0194
                                                       -------   --------
LESS DISTRIBUTIONS
 Distributions from net investment income              (0.0286)   (0.0194)
 Distributions from net realized capital gains             - -        - -
                                                       -------   --------
 Total distributions                                   (0.0286)   (0.0194)
                                                       -------   --------
NET ASSET VALUE AT END OF PERIOD                       $  1.00   $   1.00
                                                       =======   ========
Total return                                              2.90%      1.95%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)            $   111   $     53
 Ratios of expenses to average net assets
 After advisory/administration fee waivers                0.76%      0.83%/2/
 Before advisory/administration fee waivers               1.25%      1.36%/2/
 Ratios of net investment income to average net assets
 After advisory/administration fee waivers                2.83%      3.05%/2/
 Before advisory/administration fee waivers               2.34%      2.52%/2/

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO+

                                                FOR THE PERIOD  FOR THE PERIOD
                                                    2/1/96        1/16/96/1/
                                                   THROUGH         THROUGH
                                                   9/30/96         1/31/96
NET ASSET VALUE AT BEGINNING OF PERIOD             $   1.00        $  1.00
                                                   --------        -------
Income from investment operations
 Net investment income                               0.0175           0.00
 Net realized gain (loss) on investments                - -            - -
                                                   --------        -------
 Total from investment operations                    0.0175           0.00
                                                   --------        -------
LESS DISTRIBUTIONS
 Distributions from net investment income          (0.0175)           0.00
 Distributions from net realized capital gains          - -            - -
                                                   --------        -------
 Total distributions                                (0.0175)          0.00
                                                   --------        -------
NET ASSET VALUE AT END OF PERIOD                   $   1.00        $  1.00
                                                   ========        =======
Total return                                           1.76%          2.66%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)        $ 17,314        $21,662
 Ratios of expenses to average net assets
 After advisory/administration fee waivers             0.78%/2/       0.71%/2/
 Before advisory/administration fee waivers            1.27%/2/       1.20%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers             2.63%/2/       2.66%/2/
 Before advisory/administration fee waivers            2.15%/2/       2.17%/2/

+The Portfolio commenced operations on July 1, 1991 as the New Jersey Municipal Money Market Fund, a separate investment portfolio (the "Predecessor New Jersey Municipal Money Market Portfolio") of Compass Capital Group, which was orga-nized as a Massachusetts business trust. On January 13, 1996, the assets and liabilities of the Predecessor New Jersey Municipal Money Market Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-ex-isting portfolio of investments maintained by the Fund.
/1/Commencement of operations of share class.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------
MONEY MARKET    The investment objective of the Money Market Portfolio is to
PORTFOLIO       provide as high a level of current interest income as is con-
                sistent with maintaining liquidity and stability of principal.
                The Portfolio may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as govern-ment, bank, commercial and other obligations, that are avail-able in the money markets. In particular, the Portfolio may invest in:

                (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institu-tions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

                (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW"), as well as high quality corporate bonds rated (at the time of purchase) AA or higher by S&P, D&P, Fitch or TBW or Aa or higher by Moody's;

                (C) unrated notes, paper and other instruments that are of comparable quality as determined by the Portfolio's sub-adviser under guidelines established by the Fund's Board of Trustees;

                (D) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

                (E) securities issued or guaranteed as to principal and inter-
                    est by the U.S. Government or by its agencies or instru-mentalities and related custodial receipts;

                (F) dollar-denominated securities issued or guaranteed by for-
                    eign governments or their political subdivisions, agencies or instrumentalities;

                (G) guaranteed investment contracts issued by highly-rated
                    U.S. insurance companies;

                (H) securities issued or guaranteed by state or local govern-
                    mental bodies; and

                (I) repurchase agreements relating to the above instruments.

U.S.          The investment objective of the U.S. Treasury Money Market Port-
TREASURY      folio is to provide as high a level of current interest income
MONEY         as is consistent with maintaining liquidity and stability of
MARKET        principal. It pursues this objective by investing exclusively in
PORTFOLIO     short-term bills, notes and other obligations issued or guaran-
              teed by the U.S. Treasury and repurchase agreements relating to such obligations.

MUNICIPAL     The investment objective of the Municipal Money Market Portfolio
PORTFOLIOS    is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining li-quidity and stability of principal. It pursues this objective by investing substantially all of its assets in short-term obliga-tions issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authori-ties ("Municipal Obligations").

              The investment objective of the New Jersey Municipal Money Mar-ket Portfolio, North Carolina Municipal Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia Municipal Money Market Port-folio (the "State-Specific Municipal Portfolios") is, for each Portfolio, to seek as high a level of current income exempt from Federal, and to the extent possible, state income tax of the specific state in which a Portfolio concentrates, as is consis-tent with maintaining liquidity and stability of principal.

              The Municipal Money Market Portfolio and the State-Specific Mu-nicipal Portfolios (together, the "Municipal Portfolios") seek to achieve their investment objectives by primarily investing in:

              (A) fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

              (B) tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

              (C) municipal bonds rated Aa or higher by Moody's or AA or higher by S&P, D&P or Fitch;

              (D) unrated notes, paper or other instruments that are of compa-
                  rable quality as determined by the Portfolios' sub-adviser under guidelines established by the Fund's Board of Trust-ees; and

              (E) municipal bonds and notes which are guaranteed as to princi-
                  pal and interest by the U.S. Government or an agency or in-strumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

                During normal market conditions, at least 80% of each Munici-pal Portfolio's net assets will be invested in securities which are Municipal Obligations. In addition, under normal conditions each State-Specific Municipal Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name ("State-Specific Obligations"). The Municipal Money Mar-ket Portfolio intends, on the other hand, to invest less than 25% of its total assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods, each Municipal Portfolio may invest without limitation in ob-ligations that are not Municipal Obligations and may hold without limitation uninvested cash reserves.

                Each State-Specific Portfolio may invest without limitation in private activity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper"). The Municipal Money Market Portfolio may invest up to 20% of its total assets in AMT Paper when added together with any taxable investments held by the Portfolio. Interest on AMT Paper that is received by taxpayers subject to the Fed-eral alternative minimum tax is taxable.

                Each Municipal Portfolio may invest 25% or more of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activ-ity bonds, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

QUALITY,        All securities acquired by the Portfolios will be determined
MATURITY AND    at the time of purchase by the Portfolios' sub-adviser, under
DIVERSIFICATION guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organi-zations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and secu-rity with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including secu-rities of issuers that have long-term but not short-term rat-
                ings) but are of comparable quality as determined in accor-dance with guidelines approved by the Board of Trustees.

              Each Portfolio is managed so that the average maturity of all instruments held by it (on a dollar-weighted basis) will not ex-ceed 90 days. In no event will a Portfolio purchase securities which mature more than 397 days from the date of purchase (ex-cept for certain variable and floating rate instruments and se-curities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of in-come as longer term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

              The Money Market, U.S. Treasury Money Market and Municipal Money Market Portfolios are classified as diversified portfolios, and the State-Specific Municipal Portfolios are classified as non-diversified portfolios, under the Investment Company Act of 1940 (the "1940 Act"). Investment returns on a non-diversified port-folio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversi-fied portfolio. Consequently, the change in value of any one se-curity may affect the overall value of a non-diversified portfo-lio more than it would a diversified portfolio. In addition, be-cause the State-Specific Municipal Portfolios concentrate their investments in obligations of issuers located in particular states, investments in these Portfolios may be riskier than an investment in other money market funds.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios may invest in debt obligations of domestic or for-eign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obliga-tions of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Money Market Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. The obli-gations of foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements and less market liquidity.

Commercial paper issues include securities issued by corporations without reg-istration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Sec-tion 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with their investment ob-jectives, the Portfolios may also purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of cer-tain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Municipal Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specific Municipal Obligations at a speci-fied price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

The Municipal Portfolios may invest in tax-exempt derivative securities relat-ing to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal or state income tax are rendered by counsel to the respective issuers or sponsors at the time of issuance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

MORTGAGE-RELATED SECURITIES. Although under normal market conditions they do not expect to do so, each Portfolio may invest in mortgage-related securities issued by the U.S. Government or its agencies or instrumentalities or issued by private companies. Mortgage-related securities may include collateralized mort-gage obligations ("CMOs") issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or other U.S. Government agencies or instrumentalities or issued by private companies. In periods of falling inter-est rates, the rate of mortgage prepayments tends to increase. During these pe-riods, the reinvestment of prepayment proceeds by the particular Portfolio will generally be at lower rates than the rates on the prepaid obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated and unrated variable and floating rate instruments, which may have a stated matu-rity in excess of 13 months but will, in any event, permit a Portfolio to de-mand payment of the principal of the instrument at least once every 13 months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the in-terest rate. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the particular Portfolio.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from broker-dealers and financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, so long as the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would expose the Portfo-lio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash con-tributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Portfolio on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Money Market Portfo-lio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield ob-tained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient). A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase the same securities at an agreed-upon price and date. Reverse repur-chase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by a Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ad-visory fees and other expenses the Portfolio bears directly in connection with its own operations.

UNINVESTED CASH RESERVES. Each Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Portfolios' sub-adviser, suitable obligations are unavailable. During nor-mal market periods, no more than 20% of a Portfolio's assets will be held uninvested. Uninvested cash reserves will not earn income.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, GICs, and repur-chase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 10% lim-it. Each Portfolio may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the 1933 Act. These securities will not be consid-ered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the ef-fect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

STATE-SPECIFIC MUNICIPAL PORTFOLIOS-ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Municipal Portfolios in State-Spe-cific Obligations raises special investment considerations. Changes in the eco-nomic condition and governmental policies of a state and its political subdivi-sions could adversely affect the value of a Portfolio's shares. Certain matters relating to some of the states in which the State-Specific Municipal Portfolios invest are described below. For further information, see "Special Considera-tions Regarding State-Specific Obligations" in the Statement of Additional In-formation.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cycli-cal than in some other states and in the nation as a whole. Agriculture is an important segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio State-Specific Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years; as of June 30, 1995, theGeneral Fund has a surplus of $688.3 mil-lion. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare re-imbursement rates place increased pressures on the tax resources of the Com-monwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains mod-erate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.


New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective com-mercial agriculture, insurance, tourism, petroleum refining and manufacturing, although New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid re-ceived. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumentalities. While New Jersey's economic base has become more diver-sified over time and thus its economy appears to be less vulnerable during re-cessionary periods, a recurrence of high levels of unemployment could ad-versely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obli-gations. In addition, New Jersey maintains a balanced budget which restricts total appropriation increases to only 5% annually with respect to any munici-pality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities and related repur-chase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Money Market Portfolio will invest at least 25% of its total assets in ob-ligations of issuers in the banking industry or instruments secured by such obligations except during temporary defensive periods;

(3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments; and

(4) in the case of the Municipal Money Market Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regu-lar Federal income tax and not subject to the Federal alternative minimum tax ("AMT"), except during defensive periods or during periods of unusual market conditions; and

(5) in the case of each State-Specific Municipal Portfolio, invest less than 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax (including instruments which are subject to AMT), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Municipal Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Munici-pal Portfolio will not hold any securities (except U.S. Government securities and related repurchase agreements) that would cause, at the end of any tax quarter, more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfo-lio's total assets are invested in any one issuer (except U.S. Government secu-rities and related repurchase agreements).

In accordance with current SEC regulations, the Money Market Portfolio intends, as a non-fundamental policy, to limit its investments in the securities of any single issuer (other than U.S.

Government securities and related repurchase agreements) to not more than 5% of the value of its total assets at the time of purchase, except that 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days. The Money Market Portfolio will also limit its invest-ments in Eligible Securities that are not in the highest rating category as de-termined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality, to 5% of its total as-sets, with investments in any one such issuer being limited to no more than 1% of its total assets or $1 million, whichever is greater, measured at the time of purchase.

The investment limitations stated above are applied at the time investment se-curities are purchased.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF      The business and affairs of the Fund are managed under the di-
TRUSTEES      rection of the Fund's Board of Trustees. The following persons currently serve on the Board:

                William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                Raymond J. Clark--Treasurer of Princeton University.

                Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

INVESTMENT
ADVISER AND   The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISER   Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform ad-
              visory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Penn-sylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PNC Institutional
              Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as each Portfolio's sub-adviser. PIMC's principal business address is 400 Bellevue Parkway, Wilmington, Delaware
              19809.

              As adviser, PAMG is responsible for the overall investment man-agement of the Portfolios. As sub-adviser, PIMC is responsible for the day-to-day management of the Portfolios, and generally makes all purchase and sale investment decisions for the Portfo-lios. PIMC also provides research and credit analysis. Portfolio transactions for a Portfolio may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

              For their investment advisory and sub-advisory services, PAMG and PIMC are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the annual rates set forth below. All sub-advisory fees payable to PIMC are paid by PAMG, and do not represent an extra charge to the Portfolios.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO
                                        (BEFORE WAIVERS)

                                                    SUB-
            AVERAGE DAILY NET         INVESTMENT  ADVISORY
            ASSETS                   ADVISORY FEE   FEE
            -----------------        ------------ --------
            first $1 billion             .450%      .400%
            $1 billion--$2 billion       .400       .350
            $2 billion--$3 billion       .375       .325
            greater than $3 billion      .350       .300

                 For the twelve months ended September 30, 1996, the Portfo-lios (other than the New Jersey Municipal Money Market Port-folio) paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Money Market Portfolio, .07%; U.S. Treasury Money Market Portfolio, .07%; Municipal Money Market Portfolio, .06%; Ohio Municipal Money Market Portfo-lio, .06%; Pennsylvania Municipal Money Market Portfolio, .06%; North Carolina Municipal Money Market Portfolio, .06%; and Virginia Municipal Money Market Portfolio, 0%. For the period from February 1, 1996 to September 30, 1996, the New Jersey Municipal Money Market Portfolio paid investment advi-sory fees, after voluntary fee waivers, at the annual rate of .06% of its average daily net assets.

ADMINISTRATORS   Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC"), and
                 Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                 ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an an-nual rate of .03% of each Portfolio's average daily net as-sets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .15% of the first $500 million of each Portfolio's average daily net assets, .13% of the next $500 million of each Port-folio's average daily net assets, .11% of the next $1 billion of each Portfolio's average daily net assets and .10% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their administration fees from a Portfolio.

              For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER
AGENT,        PNC Bank, National Association ("PNC Bank") serves as the Port-
DIVIDEND      folios' custodian and PFPC serves as their transfer agent and
DISBURSING    dividend disbursing agent.
AGENT AND
CUSTODIAN


DISTRIBUTION
AND SERVICE   Under the Fund's Distribution and Service Plan (the "Plan"), In-
PLAN          vestor Shares of the Portfolios bear the expense of payments
              ("distribution fees") made to CDI, as the Fund's distributor
              (the "Distributor"), or affiliates of PNC Bank for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to com-pensate the Distributor and PNC Bank affiliates for sales sup-port services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, financial in-stitutions and industry professionals ("Service Organizations") for sales support services and related expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of each Portfolio's outstand-ing Investor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B
              Shares and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Distributor, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them.

              Under the Plan, the Fund intends to enter into service arrange-ments with Service Organizations (including PNC Bank and its af-filiates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support serv-ices to their customers who are the beneficial owners of In-vestor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organiza-tions may provide one or more of the following services: re-sponding to customer inquiries relating to the services per-formed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting cus-tomers in designating and changing dividend options, account designations and address-es; and providing other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organi-zations may provide one or more of these additional services to such customers: processing purchase and redemption re-quests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend pay-ments from the Fund on behalf of customers; providing sub-ac-counting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                 Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of un-derwriting securities. It is intended that the services pro-vided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securi-ties laws, banks and financial institutions that receive pay-ments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to PAMG and the Ad-ministrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servic-ing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, ex-penses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing sharehold-ers, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the ex-pense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased?
--------------------------------------------------------------------------------
GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described below, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions.

OTHER PURCHASE INFORMATION. Purchase orders for Investor Shares of the Portfo-lios that are in proper form are executed at their net asset value per share next determined after receipt by the Fund; however, orders will not be executed until payments not made in Federal funds are converted to Federal funds (which normally occurs within two Business Days of receipt) unless a creditworthy fi-nancial institution undertakes to pay for an order in Federal funds by 4:00 p.m. (Eastern Time) the same Business Day an order is placed.

Under certain circumstances, the Fund may reject large individual purchase or-ders received after 12:00 noon. The Fund may in its discretion reject any order for shares.

Investor B Shares and Investor C Shares of the Portfolios are available only to the holders of Investor B Shares or Investor C Shares, respectively, in the Fund's non-money market portfolios who wish to exchange their shares in such portfolios for Shares in a Portfolio described in this Prospectus. Investor B Shares of a Portfolio will automatically convert to Investor A Shares at the time the Investor B Shares of the non-money market portfolio that were previ-ously purchased would have converted. The purpose of the conversion is to re-lieve the holders of Investor B Shares of the higher operating expenses charged to Investor B Shares. The conversion from Investor B Shares to In-vestor A Shares will take place at the net asset value of each class of shares at the time of the conversion. After such conversion, an investor would hold Investor A Shares subject to the operating expenses for Investor A Shares. Upon each conversion of Investor B Shares that were not acquired through rein-vestment of dividends or distributions, a proportionate amount of Investor B Shares that were acquired through reinvestment of dividends or distributions will likewise automatically convert to Investor A Shares.

Shares of each Portfolio are sold on a continuous basis by CDI as the Distrib-utor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Phila-delphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permis-sible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to modify or waive the minimum initial or subse-quent investment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge that may be charged with respect to Investor B and Investor C Shares, there is no charge for a redemption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service. When redeeming Investor Shares in the Portfo-lios, shareholders should indicate whether they are redeeming Investor A Shares, Investor B Shares or Investor C Shares. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfo-lio, the Investor A Shares will be redeemed first unless the shareholder indi-cates otherwise. If a redeeming shareholder owns both Investor B Shares and In-vestor C Shares in the same Portfolio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise. Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions gener-ally include banks, broker/dealers, credit unions, national securities ex-changes, registered securities associations, clearing agencies and savings as-sociations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

REDEMPTION BY CHECK. Upon request, the Fund will provide the holders of In-vestor A Shares with checkwriting privileges. An investor wishing to use this checkwriting redemption procedure must complete the checkwriting application and signature card when completing the account application. Investors inter-ested in obtaining the checkwriting option on existing accounts may contact PFPC at (800) 441-7762 and application forms will be provided. The checkwriting option is not available in connection with the redemption of Investor B or In-vestor C Shares.

Upon receipt of the checkwriting application and signature card by PFPC, checks will be forwarded to the investor. The minimum amount of a check is $100. Checks may be made payable to anyone and are negotiated according to bank clearing procedures. If more than one shareholder owns the account, each share-holder must sign each check, unless an election has been made to permit checkwriting by a limited number of signatures and such election is on file with PFPC. Investor A Shares represented by a check redemption will continue to earn daily income until the check is presented for payment. PNC Bank, as the investor's agent, will cause the Fund to redeem a sufficient number of Investor A Shares owned to cover the check. When redeeming Investor A Shares by check, an investor should make certain that there is an adequate number of Investor A Shares in the ac-count to cover the amount of the check. If an insufficient number of Investor A Shares is held or if checks are not properly endorsed, they may not be honored and a service charge may be incurred. Checks may not be presented for cash pay-ments at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the minimum initial investment requirement amount as the result of a redemption or an exchange request. A shareholder will be noti-fied in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. While the Fund intends to use its best efforts to maintain each Portfolio's net asset value per share at

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------
$1.00, the proceeds paid on redemption may be more or less than the amount in-vested depending on a share's net asset value at the time of redemption. Pro-ceeds from the redemption of Investor B and Investor C Shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless an-other payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, howev-er, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determina-tion that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.
Compass Capital Funds offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values, subject to any applica-ble sales charge.

Unless an exemption applies, a front-end sales charge will be charged in con-nection with exchanges for Investor A Shares of the Fund's non-money market in-vestment portfolios. Similarly, exchanges of Investor A Shares of a Portfolio for Investor B or Investor C Shares of a non-money market portfolio of the Fund will also be subject to a CDSC, unless an exemption applies. Investor B Shares of the Portfolios are only exchangeable for Investor B Shares of the Fund's other investment portfolios, and Investor C Shares of the Portfolios are only exchangeable for Investor C Shares of the Fund's other investment portfolios. Investor B and Investor C Shares are exchangeable without the payment of any contingent deferred sales charge at the time the exchange is made. In determin-ing the holding period for calculating the contingent deferred sales charge payable on redemption of Investor B and Investor C Shares, the holding period of the Investor B or Investor C Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through ex-change. No exchange fee is imposed by the Fund.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a non-money market portfolio based on their respective net asset values. Such exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) to request the exchange. During periods of sub-stantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writ-ing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reason-ably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. No contingent deferred sales charge will be as-sessed on redemptions of Investor B and Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B and Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B and Investor C Shares in excess of this limit are still subject to the applicable CDSC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of 12:00 noon (Eastern Time) and 4:00 p.m. (Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Each Portfolio seeks to maintain a net asset value of $1.00 per share for pur-poses of purchases and redemptions, and values its portfolio securities based on the amortized cost method of valuation described in the Statement of Addi-tional Information under "Valuation of Shares." A Portfolio may use a pricing service, bank or broker/dealer to value its securities.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Shareholders are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the Portfolio in which they invest. Each Portfolio's net income is declared daily as a divi-dend. Shareholders whose purchase orders are executed at 12:00 noon (Eastern
Time), 4:00 p.m. (Eastern Time) for the U.S. Treasury Money Market Portfolio, receive dividends for that day. On the other hand, shareholders whose redemp-tion orders have been received by 12:00 noon (Eastern Time) do not receive div-idends for that day, while shareholders of each Portfolio whose redemption or-ders are received after 12:00 noon (Eastern Time) do receive dividends for that day.

Dividends are paid monthly by check, or by wire transfer if requested in writ-ing by the shareholder, within five business days after the end of the month. Net short-term capital gains, if any, will be distributed at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees. The Portfolios do not expect to re-alize net long-term capital gains.

Dividends are reinvested in additional full and fractional Investor Shares of the same class on which the dividends are paid, unless a shareholder elects to receive dividends in cash. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after receipt by PFPC.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Municipal Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns for informational purposes and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative mini-mum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds generally will constitute an item of tax prefer-ence for taxpayers in determining alternative minimum tax liability. Second, all "exempt interest dividends" must be taken into account by corporate taxpay-ers in determining certain adjustments for alternative minimum and environmen-tal tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest divi-dends" will be taken into account in determining the taxability of their bene-fit payments.

Each Municipal Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios. For additional information concerning the tax treatment of div-idends and distributions by the states listed below, including certain restric-tions applicable to such treatment, see "Taxes" in the statement of Additional Information.

OHIO TAXES. Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obliga-tions is exempt from state income taxation under the laws of the United States). Corporations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Municipal Money Market Portfolio in their net income base for purposes of calculating their Ohio cor-poration franchise tax liability to the extent that such distributions either constitute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio State-Specific Obligations or the U.S. obligations described above. However, shares of the Ohio Municipal Money Market Portfolio will be included in a corporation's net worth base for pur-poses of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio State-Specific Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions at-tributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

PENNSYLVANIA TAXES. Income received by a shareholder attributable to interest realized by the Pennsylvania Municipal Money Market Portfolio from Pennsylvania State-Specific Obligations or attributable to insurance proceeds on account of such interest is not taxable to individuals, estates or trusts under the Per-sonal Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Portfolio of Pennsylvania State-Specific Obligations is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Portfolio for more than six months, the School District Tax.

This discussion does not address the extent, if any, to which shares of the Pennsylvania Municipal Money Market Portfolio, and interest and gain earned by the Portfolio, are subject to, or included in the measure of, special taxes im-posed by the Commonwealth of Pennsylvania on banks and other financial institu-tions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capital Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Municipal Money Market Portfolio are not sub-ject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania State-Specific Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NORTH CAROLINA TAXES. Interest received in the form of dividends from the North Carolina Municipal Money Market Portfolio is exempt from North Carolina state income tax to the extent the distributions represent interest on direct obliga-tions of the U.S. Government or North Carolina State-Specific Obligations. Dis-tributions derived from interest earned on obligations of political subdivi-sions of Puerto Rico, Guam and the U.S. Virgin Islands, including the govern-ments thereof and their agencies, instrumentalities and authorities, are also exempt from North Carolina state income tax. Distributions paid out of interest earned on obligations that are merely backed or guaranteed by the U.S. Govern-ment (e.g., GNMAs, FNMAs), on repurchase agreements collateralized by U.S. Gov-ernment securities or on obligations of other states (which the Portfolio may acquire and hold for temporary or defensive purposes) are not exempt from North Carolina state income tax.

Any distributions of net realized gain earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of certain obligations of the State of North Carolina or its subdivisions that were issued before July 1, 1995 will also be exempt from North Carolina income tax to the Portfolio's shareholders. Distributions of gains earned by the North Carolina Municipal Money Market Portfolio on the sale or exchange of all other obligations will be subject to North Carolina income tax.

VIRGINIA TAXES. Dividends paid by the Virginia Municipal Money Market Portfolio and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth or derived from interest or dividends on obligations of the United States excludable from Virginia taxable income under the laws of the United States, which obligations are issued in the exercise of the borrowing power of the Commonwealth or the United States and are backed by the full faith and credit of the Commonwealth or the United States, will generally be exempt from the Virginia income tax. Dividends derived from interest on debt obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Is-lands and Guam) will also be exempt from the Virginia income tax. Dividends de-rived from interest on debt obligations other than those described above will be subject to the Virginia income tax even though it may be excludable from gross income for Federal income tax purposes.

Generally, dividends distributed to shareholders by the Portfolio and derived from capital gains will be taxable to the shareholders. Capital gains distrib-uted to shareholders derived from Virginia obligations issued pursuant to spe-cial Virginia enabling legislation which provides a specific exemption for such gains will be exempt from Virginia income tax.

The Virginia Department of Taxation has adopted a policy of allowing sharehold-ers to exclude from their Virginia taxable income the exempt portion of distri-butions from a regulated investment company even though the shareholders re-ceive distributions monthly but receive reports substantiating the exempt por-tion of such distributions at less frequent intervals. Accordingly, if the Portfolio receives taxable income, the Portfolio must determine the portion of income that is exempt from Virginia income tax and provide such information to the shareholders in accordance with the foregoing so that the shareholders may exclude from Virginia taxable income the exempt portion of the distribution from the Portfolio.

NEW JERSEY TAXES. It is anticipated that substantially all dividends paid by the New Jersey Municipal Money Market Portfolio will not be subject to New Jer-sey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey State-Specific Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Investor Shares of the eight money market portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. Because of these "class expenses", the performance of a Portfolio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan, automatic withdrawal plan and checkwriting. For further information regarding the Fund's Service and Institutional share classes, contact PFPC at (800) 441-7762.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December , 1996, PNC Bank held of record approximately % of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

How Is Performance Calculated?
--------------------------------------------------------------------------------

Each Portfolio may advertise its "yield" and "effective yield" for each class of Investor Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the income gen-erated by an investment in a particular class of a Portfolio's Investor Shares over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be gener-ated each week over a 52-week period and is shown as a percentage of the in-vestment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class of a Portfolio's Investor Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed rein-vestment. A Municipal Portfolio's "tax equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equiva-lent to the Portfolio's tax-free yield for a particular class of Investor Shares.

The performance of each class of Investor Shares of a Portfolio may be compared to the performance of mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the yield of a particular class of Investor Shares of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Performance information may also include evaluations of the Portfolios published in nationally recognized ranking services, and information as reported by financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

Performance quotations for shares of a Portfolio represent past performance and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. Yields will fluctuate and are not necessar-ily representative of future results. Any fees charged by affiliates of the Portfolios' investment adviser or other institutions directly to their custom-ers' accounts in connection with investments in the Portfolios will not be in-cluded in the Portfolios' calculations of yield and performance.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions, dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call your investment adviser or COMPASS CAPITAL FUNDS at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.

                               -----------------

MONEY MARKET PORTFOLIO

U.S. TREASURY MONEY MARKET PORTFOLIO

MUNICIPAL MONEY MARKET PORTFOLIO

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                   THE MONEY
                                     MARKET
                                   PORTFOLIOS

                                INVESTOR SHARES



                                   Prospectus

                           COMPASS CAPITAL FUNDS/SM/
                   (SERVICE SHARES OF THE LOW DURATION BOND
        PORTFOLIO, INTERMEDIATE GOVERNMENT BOND PORTFOLIO, INTERMEDIATE
        BOND PORTFOLIO, CORE BOND PORTFOLIO, MANAGED INCOME PORTFOLIO, INTERNATIONAL BOND PORTFOLIO, TAX-FREE INCOME PORTFOLIO, PENNSYLVANIA
 TAX-FREE INCOME PORTFOLIO, NEW JERSEY TAX-FREE INCOME PORTFOLIO AND OHIO TAX-
                            FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund....................   Who Manages The Fund?

5A.   Managements Discussion of Fund
         Performance............................   What Are The Portfolios'
                                                   Financial Highlights?

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8     Redemption or Repurchase.................    How Are Shares Purchased and
                                                   Redeemed?


9.    Legal Proceedings.........................   Inapplicable

The Bond Portfolios Service Shares

-------------------------------------------------------------------------------

                 Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus de-scribes the Service Shares of ten of those portfolios (the "Portfolios"):

                  Low Duration Bond Portfolio
                  Intermediate Government Bond Portfolio
                  Intermediate Bond Portfolio
                  Core Bond Portfolio
                  Managed Income Portfolio
                  International Bond Portfolio
                  Tax-Free Income Portfolio
                  Pennsylvania Tax-Free Income Portfolio
                  New Jersey Tax-Free Income Portfolio
                  Ohio Tax-Free Income Portfolio

                 This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Commis-
                 sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supple-mented from time to time, is incorporated by reference into this Prospectus.

                 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OB-LIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 22.

              COMPASS        PERFORMANCE     LIPPER PEER GROUP
              CAPITAL        BENCHMARK
              PORTFOLIO


                                             Short U.S. Government

                             Merrill 1-3
              Low Duration    Year
               Bond           Treasury
               (previously    Index
               called the
               Short
               Government
               Bond
               Portfolio)

                                             Intermediate U.S. Government
                                             Intermediate Government/Corporate


                                             Intermediate Investment Grade
                             Lehman           Debt
                              Brothers       Corporate Debt A-Rated
                              Intermediate   General World Income
                              Government


                             Lehman
              Intermediate    Brothers
               Government     Intermediate
               Bond           Government/Corporate

                                             General Municipal Debt

                                             PA Municipal Debt
              Intermediate   Lehman
               Bond           Aggregate

                                             NJ Municipal Debt
                                             OH Municipal Debt
                             Lehman
                              Aggregate

              Core Bond      Salomon Non-
                              U.S. Hedged
                              World
                              Government
                              Bond Index

              Managed
               Income
              International
               Bond          Lehman
                              Municipal
                              Bond Index


              Tax-Free       Lehman Local
               Income         GO Index

                             Lehman Local
              PA Tax-Free     GO Index
               Income        Lehman Local
              NJ Tax-Free     GO Index
               Income
              OH Tax Free
               Income

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
BOND          We intend this document to be an effective tool as you explore
PORTFOLIOS    different directions in fixed income investing.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. Some or all of the Portfolios may
BOND INVESTING   purchase mortgage-related, asset-backed, foreign and illiquid securities; enter into repurchase and reverse repurchase agreements and engage in leveraging techniques; lend portfo-lio securities to third parties; and enter into futures con-tracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free Income Portfolios (the "State-Specific Tax-Free
                 Portfolios") concentrates in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Port-folios, which are considered diversified. See "What Addi-tional Investment Policies And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "HOW ARE SHARES PURCHASED AND REDEEMED?" and
CAPITAL FUNDS    "WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  11
            What Are The Portfolios?.....................................  22
            What Are The Differences Among The Portfolios?...............  23
            What Types of Securities Are In The Portfolios?..............  24
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  25
            What Additional Investment Policies And Risks Apply?.........  26
            Who Manages The Fund?........................................  39
            How Are Shares Purchased And Redeemed?.......................  44
            What Special Purchase And Redemption Procedures May Apply?...  46
            How Is Net Asset Value Calculated?...........................  48
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  49
            How Are Fund Distributions Taxed?............................  50
            How Is The Fund Organized?...................................  54
            How Is Performance Calculated?...............................  55
            How Can I Get More Information?..............................  57

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios after fee waivers for the fiscal period ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the International Bond Portfolio have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                     LOW         INTERMEDIATE   INTERMEDIATE
                                DURATION BOND  GOVERNMENT BOND      BOND
                                  PORTFOLIO       PORTFOLIO      PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                            .30%             .30%         .30%
Other operating expenses                  .55              .55          .55
                                       -------         --------       ------
 Administration fees (after fee
  waivers)(/1/)                    .15             .15            .13
 Shareholder servicing fees        .15             .15            .15
 Other expenses                    .25             .25            .27
                                ------         -------          -----
Total Portfolio operating
 expenses (after fee
 waivers)(/1/)                            .85%             .85%         .85%
                                       =======         ========       ======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. With-out waivers, "Other operating expenses" would be .63%, .63% and .63%, re-spectively, and "Total Portfolio operating expenses" would be 1.13%, 1.13% and 1.13%, respectively. See "What are the Portfolios' Financial High-lights?" for information about interest paid by the Portfolios in connec-tion with their investment activity.

--------------------------------------------------------------------------------

                                                                MANAGED INCOME
                                           CORE BOND PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                     .30%           .35%
Other operating expenses                                   .55            .53
                                                     ----------        -------
 Administration fees (after fee
  waivers)(/1/)                                  .14               .15
 Shareholder servicing fees                      .15               .15
 Other expenses                                  .26               .23
                                           ---------            ------
Total Portfolio operating expenses (after
 fee waivers)(/1/)                                         .85%           .88%
                                                     ==========        =======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. With-out waivers, "Other operating expenses" would be .64% and .61%, respective-ly, and "Total Portfolio operating expenses" would be 1.14% and 1.11%, re-spectively. See "What are the Portfolios' Financial Highlights?" for infor-mation about interest paid by the Portfolios in connection with their in-vestment activity.

-------------------------------------------------------------------------------

                                                                 PENNSYLVANIA
                          INTERNATIONAL BOND  TAX-FREE INCOME  TAX-FREE INCOME
                               PORTFOLIO         PORTFOLIO        PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                           .50%             .30%             .30%
Other operating expenses                 .78              .55              .55
                                   ----------         --------         --------
 Administration fees
  (after fee
  waivers)(/1/)                .15                .11              .14
 Shareholder servicing
  fee                          .15                .15              .15
 Other expenses                .48                .29              .26
                          --------            -------          -------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                          1.04%             .85%             .85%
                                   ==========         ========         ========

(1) Without waivers, advisory fees would be .55%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Port-folio by the adviser. PAMG and the Portfolio's administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be .81%, .68% and .65%, respectively, and "Total Portfolio operating expenses" would be 1.33%, 1.18% and 1.15%, re-spectively.

--------------------------------------------------------------------------------

                                               NEW JERSEY    OHIO
                                                TAX-FREE   TAX-FREE
                                                 INCOME     INCOME
                                               PORTFOLIO  PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)               .30%       .30%
Other operating expenses                             .55        .55
                                                    -----      -----
 Administration fees (after fee waivers)(/1/)   .11        .10
 Shareholder servicing fees                     .15        .15
 Other expenses                                 .29        .30
                                               ----       ----
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                       .85%       .85%
                                                    =====      =====

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are un-der no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. With-out waivers, "Other operating expenses" would be .67% and .88%, respective-ly, and "Total Portfolio operating expenses" would be 1.17% and 1.38%, re-spectively.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio             $ 9        $27        $47       $105
Intermediate Government Bond
 Portfolio                                9         27         47        105
Intermediate Bond Portfolio               9         27         47        105
Core Bond Portfolio                       9         27         47        105
Managed Income Portfolio                  9         28         49        108
International Bond Portfolio             11         35         60        133
Tax-Free Income Portfolio                 9         27         47        105
Pennsylvania Tax-Free Income
 Portfolio                                9         27         47        105
New Jersey Tax-Free Income Portfolio      9         27         47        105
Ohio Tax-Free Income Portfolio            9         27         47        105

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Port-folios' independent accountants. The financial statements of the Core Bond Portfolio and the Low Duration Bond Portfolio (former-ly, the Short Government Bond Portfolio) for the year ended June 30, 1995 were audited by other auditors. Please refer to a re-vised auditor's report under "Other Information" which makes reference to the audits performed by those other auditors. This financial information should be read together with those finan-cial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the an-nual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7764.

Financial Highlights
--------------------------------------------------------------------------------

(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          LOW DURATION BOND PORTFOLIO+

              (FORMERLY, THE SHORT GOVERNMENT BOND PORTFOLIO)

                                           FOR THE PERIOD     FOR THE PERIOD
                                           APRIL 1, 1996    JANUARY 13, 1996(*)
                                              THROUGH             THROUGH
                                         SEPTEMBER 30, 1996   MARCH 31, 1996
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  9.79            $   9.91
                                              -------            --------
 Net investment income (net of $.014,
  $.011 and $.005 respectively, of
  interest expense)                              0.26                0.11
 Net realized and unrealized loss on
  investments                                   (0.01)              (0.12)
                                              -------            --------
Net increase from investment operations          0.25               (0.01)
                                              -------            --------
Dividends from net investment income            (0.25)              (0.11)
Distributions from net realized capital
 gains                                            - -                 - -
                                              -------            --------
 Total dividends and distributions              (0.25)              (0.11)
                                              -------            --------
NET ASSET VALUE, END OF PERIOD                $  9.79            $   9.79
                                              =======            ========
Total investment return                          2.54%              (0.11)%
RATIOS TO AVERAGE NET ASSETS:
Expenses(**)                                     0.85%/1/            0.85%/1/
Excluding waivers(**)                            1.13%               1.05%
Net investment income(**)                        5.40%               5.25%
Excluding waivers(**)                            5.13%               5.05%
SUPPLEMENTAL DATA:
Portfolio turnover                                228%                185%
Net assets, end of period (in
 thousands)                                   $91,870            $181,670

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Low Duration Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabil-ities of the Predecessor Low Duration Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfo-lio of investments maintained by the Fund.
(*) Commencement of investment operations of share class.
(**) Annualized.

/1/Including interest expense, ratios would have been 0.97% for the period ended September 30, 1996 and 1.18% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE GOVERNMENT PORTFOLIO)

                                                                     FOR THE
                                                                     PERIOD
                                  YEAR        YEAR        YEAR     7/29//93/1/
                                  ENDED       ENDED       ENDED      THROUGH
                                 9/30/96     9/30/95     9/30/94     9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $ 10.02     $  9.64     $ 10.60     $ 10.45
                                 -------     -------     -------     -------
Income from investment
 operations
 Net investment income              0.56        0.56        0.53        0.09
 Net gain (loss) on investments
  (both realized and
  unrealized)                      (0.12)       0.37       (0.86)       0.15
                                 -------     -------     -------     -------
 Total from investment
  operations                        0.44        0.93       (0.33)       0.24
                                 -------     -------     -------     -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                (0.54)      (0.55)      (0.53)      (0.09)
 Distributions from net
  realized capital gains             - -         - -       (0.10)        - -
                                 -------     -------     -------     -------
 Total distributions               (0.54)      (0.55)      (0.63)      (0.09)
                                 -------     -------     -------     -------
NET ASSET VALUE AT END OF
 PERIOD                          $  9.92     $ 10.02     $  9.64     $ 10.60
                                 =======     =======     =======     =======
Total return                        4.51%       9.99%      (3.31)%      2.30%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $47,494     $49,762     $60,812     $15,035
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                       0.83%/3/    0.69%/3/    0.65%       0.67%/2/
 Before advisory/administration
  fee waivers                       1.13%       1.06%       1.05%       0.75%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                       5.73%       5.67%       5.30%       5.14%/2/
 Before advisory/administration
  fee waivers                       5.43%       5.30%       4.90%       5.06%/2/
PORTFOLIO TURNOVER RATE              580%        247%          9%         80%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 1.00% for the period ended September 30, 1996, and 0.69% for the period ended September 30, 1995.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO
                (FORMERLY, THE INTERMEDIATE-TERM BOND PORTFOLIO)

                                                                     FOR THE
                                                                     PERIOD
                                  YEAR        YEAR        YEAR     9/29//93/1/
                                  ENDED       ENDED       ENDED      THROUGH
                                 9/30/96     9/30/95     9/30/94     9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                          $  9.43     $  9.05     $ 10.01     $ 9.99
                                 -------     -------     -------     ------
Income from investment
 operations
 Net investment income              0.53        0.54        0.54        - -
 Net gain (loss) on investments
  (both realized and
  unrealized)                      (0.09)       0.38       (0.91)      0.02
                                 -------     -------     -------     ------
 Total from investment
  operations                        0.44        0.92       (0.37)      0.02
                                 -------     -------     -------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                (0.52)      (0.54)      (0.53)       - -
 Distributions from net
  realized capital gains           (0.03)        - -       (0.06)       - -
                                 -------     -------     -------     ------
 Total distributions               (0.55)      (0.54)      (0.59)       - -
                                 -------     -------     -------     ------
NET ASSET VALUE AT END OF
 PERIOD                          $  9.32     $  9.43     $  9.05     $10.01
                                 =======     =======     =======     ======
Total return                        4.79%      10.46%      (3.80)%     0.20%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                 $45,362     $36,718     $35,764     $   91
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                       0.83%/3/    0.74%/3/    0.70%      0.70%/2/
 Before advisory/administration
  fee waivers                       1.13%       1.09%       1.13%      1.09%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                       5.98%       5.90%       5.33%      4.35%/2/
 Before advisory/administration
  fee waivers                       5.67%       5.55%       4.90%      3.96%/2/
PORTFOLIO TURNOVER RATE              670%        262%         92%         4%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 1.14% for the period ended September 30, 1996, and 0.82% for the period ended September 30, 1995.

--------------------------------------------------------------------------------

(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                         FOR THE PERIOD       FOR THE PERIOD
                             4/1/96             1/13/96(*)
                            THROUGH              THROUGH
                            9/30/96              3/31/96
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period        $   9.61             $   9.91
                            --------             --------
 Net investment income
  (net of $.004, $.003
  and $.001,
  respectively, of
  interest expense)(**)         0.30                 0.11
 Net realized and
  unrealized gains on
  investments                  (0.07)               (0.30)
                            --------             --------
Net (decrease) increase
 from investment
 operations                     0.23                (0.19)
                            --------             --------
Dividends from net
 investment income             (0.29)               (0.11)
Distributions from net
 realized capital gains          - -                  - -
 Total dividends and
  distributions                (0.29)               (0.11)
                            --------             --------
NET ASSET VALUE, END OF
 PERIOD                     $   9.55             $   9.61
                            ========             ========
Total investment return         2.40%               (1.90)%
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                        0.85%(**),/1/        0.85%(**),/1/
Excluding waivers               1.14%(**)            1.10%(**)
Net investment
 income(**)                     6.33%(**)            5.46%(**)
Excluding waivers               6.04%(**)            5.21%(**)
SUPPLEMENTAL DATA:
Portfolio turnover               308%                 723%
Net assets, end of
 period (in thousands)      $117,207             $232,040

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabil-ities of the Predecessor Core Bond Portfolio were transferred to this Port-folio, which had no prior operating history.
(*) Commencement of investment operations of share class.

(**) Annualized.

/1/Including interest expense, ratios would have been 1.08% for the period ended September 30, 1996, and 0.94% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO


                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR     YEAR     7/29/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  10.38  $   9.79  $ 11.17    $ 10.96
                                     --------  --------  -------    -------
Income from investment operations
 Net investment income                   0.61      0.63     0.59       0.11
 Net gain (loss) on investments
  (both realized and unrealized)        (0.20)     0.60    (1.18)      0.21
                                     --------  --------  -------    -------
 Total from investment operations        0.41      1.23    (0.59)      0.32
                                     --------  --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.60)    (0.63)   (0.62)     (0.11)
 Distribution in excess of net
  investment income                       - -     (0.01)   (0.02)       - -
 Distributions from net realized
  capital gains                         (0.10)      - -    (0.14)       - -
 Distributions in excess of net
  realized gains                          - -              (0.01)       - -
                                     --------  --------  -------    -------
 Total distributions                    (0.70)    (0.64)   (0.79)     (0.11)
                                     --------  --------  -------    -------
NET ASSET VALUE AT END OF PERIOD     $  10.09  $  10.38  $  9.79    $ 11.17
                                     ========  ========  =======    =======
Total return                             4.05%    12.97%   (5.49)%     2.93%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $165,073  $116,846  $67,655    $15,322
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.88%     0.85%    0.80%      0.80%/2/
 Before advisory/administration fee
  waivers                                1.11%     1.05%    1.02%      0.84%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.87%     6.14%    5.95%      5.83%/2/
 Before advisory/administration fee
  waivers                                5.65%     5.94%    5.73%      5.79%/2/
PORTFOLIO TURNOVER RATE                   638%      203%      61%        72%

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                          FOR THE   FOR THE                               FOR THE
                          PERIOD    PERIOD                                PERIOD
                          2/1/96    3/1/95     YEAR     YEAR     YEAR     7/1/91
                          THROUGH   THROUGH    ENDED    ENDED    ENDED    THROUGH
                          9/30/96   1/31/96   2/28/95  2/28/94  2/28/93  2/29/92**
NET ASSET VALUE AT
 BEGINNING OF PERIOD      $11.39    $ 10.52   $ 10.75  $ 10.76  $ 10.21   $ 10.00
                          ------    -------   -------  -------  -------   -------
Income from investment
 operations
 Net investment income      0.89       0.62      0.62     0.65     0.52      0.31
 Net (loss) gain on
  investments (both
  realized and
  unrealized)              (0.29)      1.13     (0.48)    0.46     0.47      0.26
                          ------    -------   -------  -------  -------   -------
  Total from investment
   operations               0.60       1.75     (0.14)    1.11     0.99      0.57
                          ------    -------   -------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income        (0.28)     (0.88)    (0.13)   (0.90)   (0.30)      - -
 Distributions from net
  realized capital gains     - -        - -     (0.24)   (0.22)   (0.14)    (0.36)
                          ------    -------   -------  -------  -------   -------
 In Excess of Net
  Realized Gains             - -        - -       - -      - -      - -       - -
  Total distributions      (0.28)     (0.88)    (0.37)    1.12    (0.44)    (0.36)
                          ------    -------   -------  -------  -------   -------
NET ASSET VALUE AT END
 OF PERIOD                $11.71    $ 11.39   $ 10.52  $ 10.75  $ 10.76   $ 10.21
                          ======    =======   =======  =======  =======   =======
Total return                5.39%     16.79%     1.50%   10.24%    9.55%     5.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)   $7,836    $37,627   $45,657  $46,888  $38,257   $27,744
 Ratios of expenses to
  average net assets        1.09%*     1.23%*    1.24%    1.38%    1.30%     1.33%*
 Excluding waivers          1.20%*     1.23%*    1.24%    1.38%    1.30%     1.37%*
 Ratios of net
  investment income to
  average net assets        3.82%*     5.62%*    5.96%    6.00%    6.31%     6.79%*
 Excluding waivers          3.72%*     5.62%*    5.96%    6.00%    6.31%     6.75%*
PORTFOLIO TURNOVER RATE      108%       159%      131%     128%     115%      110%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. The assets and liabilities of the Prede-cessor International Bond Portfolio were transferred to this Portfolio, which had no prior operating history, on February 13, 1996. For the periods pre-sented, this Portfolio received Sub-advisory services from another company that was unaffiliated with PAMG and BlackRock.
* Annualized.
** Share class commenced operations on July 1, 1991.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $ 10.61  $10.04   $11.31      $10.97
                                      -------  ------   ------      ------
Income from investment operations
 Net investment income                   0.51    0.50     0.51        0.09
 Net gain (loss) on investments (both
  realized and unrealized)               0.23    0.59    (0.93)       0.34
                                      -------  ------   ------      ------
 Total from investment operations        0.74    1.09    (0.42)       0.43
                                      -------  ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.51)  (0.50)   (0.51)      (0.09)
 Distributions from net realized
  capital gains                           - -   (0.02)   (0.34)        - -
                                      -------  ------   ------      ------
 Total distributions                    (0.51)  (0.52)   (0.85)      (0.09)
                                      -------  ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $ 10.84  $10.61   $10.04      $11.31
                                      =======  ======   ======      ======
Total return                             7.14%  11.24%   (4.02)%      3.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $36,161  $4,713   $2,109      $  634
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.85%   0.80%    0.75%       0.71%/2/
 Before advisory/administration fee
  waivers                                1.18%   1.57%    1.98%       1.49%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                4.88%   4.92%    4.75%       4.99%/2/
 Before advisory/administration fee
  waivers                                4.56%   4.15%    3.52%       4.21%/2/
PORTFOLIO TURNOVER RATE                   268%     92%      40%         71%

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $ 10.33  $  9.82  $ 10.70    $ 10.43
                                      -------  -------  -------    -------
Income from investment operations
 Net investment income                   0.50     0.50     0.51       0.09
 Net gain (loss) on investments (both
  realized and unrealized)               0.11     0.51    (0.85)      0.28
                                      -------  -------  -------    -------
 Total from investment operations        0.61     1.01    (0.34)      0.37
                                      -------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.50)   (0.50)   (0.51)     (0.09)
 Distributions from net realized
  capital gains                           - -      - -    (0.03)     (0.01)
                                      -------  -------  -------    -------
 Total distributions                    (0.50)   (0.50)   (0.54)     (0.10)
                                      -------  -------  -------    -------
NET ASSET VALUE AT END OF PERIOD      $ 10.44  $ 10.33  $  9.82    $ 10.70
                                      =======  =======  =======    =======
Total return                             5.97%   10.51%   (3.20)%     3.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $34,297  $13,815  $11,518    $ 3,894
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.85%    0.79%    0.55%      0.34%/2/
 Before advisory/administration fee
  waivers                                1.15%    1.11%    1.15%      1.22%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                4.74%    5.04%    4.97%      4.90%/2/
 Before advisory/administration fee
  waivers                                4.44%    4.72%    4.37%      4.02%/2/
PORTFOLIO TURNOVER RATE                   119%      66%      30%        40%

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+


                          FOR THE   FOR THE
                          PERIOD    PERIOD
                          2/1/96    3/1/95     YEAR      YEAR     YEAR     PERIOD
                          THROUGH   THROUGH    ENDED    ENDED     ENDED     ENDED
                          9/30/96   1/31/96   2/28/95  2/28/94   2/28/93  2/28/92**
NET ASSET VALUE AT
 BEGINNING OF PERIOD      $ 11.61   $ 10.94   $ 11.31  $  11.30  $ 10.46   $ 10.00
                          -------   -------   -------  --------  -------   -------
Income from investment
 operations
 Net investment income       0.73      0.46      0.51      0.54     0.52      0.34
 Net (loss) gain on
  investments (both
  realized and
  unrealized)               (0.32)     0.65     (0.36)     0.04     0.85      0.45
                          -------   -------   -------  --------  -------   -------
 Total from investment
  operations                 0.41      1.11      0.15      0.58     1.37      0.79
                          -------   -------   -------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.75)    (0.44)    (0.51)    (0.54)   (0.53)    (0.33)
 Distributions from net
  realized capital gains      - -       - -     (0.01)    (0.03)     - -       - -
                          -------   -------   -------  --------  -------   -------
 Total distributions        (0.75)    (0.44)    (0.52)    (0.57)   (0.53)    (0.33)
                          -------   -------   -------  --------  -------   -------
NET ASSET VALUE AT END
 OF PERIOD                $ 11.27   $ 11.61   $ 10.94  $  11.31  $ 11.30   $ 10.46
                          =======   =======   =======  ========  =======   =======
Total return                 0.15%    10.35%     1.49%     5.18%   13.48%    12.33%*
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)   $88,077   $97,976   $96,857  $111,354  $47,169   $10,673
 Ratios of expenses to
  average net assets         0.85%*    0.88%*    0.79%     0.38%    0.48%     0.52%*
 Excluding waivers           1.17%*    0.90%*    0.87%     0.86%    1.04%     1.29%*
 Ratios of net
  investment income to
  average net assets         4.44%*    4.43%*    4.71%     4.75%    5.04%     5.35%*
 Excluding waivers           4.13%*    4.41%*    4.63%     4.27%    4.48%     4.58%*
PORTFOLIO TURNOVER RATE       109%       26%       28%       12%      16%        0%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabili-ties of the Predecessor New Jersey Tax-Free Income Portfolio were transferred to this Portfolio, which had no prior operating history.
* Annualized.
** Share class commenced operations on July 1, 1991.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/94
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10.05   $ 9.60   $10.53      $10.24
                                      ------   ------   ------      ------
Income from investment operations
 Net investment income                  0.48     0.52     0.49        0.09
 Net gain (loss) on investments (both
  realized and unrealized)              0.10     0.45    (0.91)       0.29
                                      ------   ------   ------      ------
 Total from investment operations       0.58     0.97    (0.42)       0.38
                                      ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.48)   (0.52)   (0.49)      (0.09)
 Distributions from net realized
  capital gains                          - -      - -    (0.02)        - -
                                      ------   ------   ------      ------
 Total distributions                   (0.48)   (0.52)   (0.51)      (0.09)
                                      ------   ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $10.15   $10.05   $ 9.60      $10.53
                                      ======   ======   ======      ======
Total return                            5.80%   10.45%   (4.00)%      3.68%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $6,377   $5,150   $4,428      $  907
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.79%    0.39%    0.35%       0.32%/2/
 Before advisory/administration fee
  waivers                               1.38%    1.46%    1.74%       2.83%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               4.69%    5.39%    5.06%       4.71%/2/
 Before advisory/administration fee
  waivers                               4.10%    4.31%    3.67%       2.20%/2/
PORTFOLIO TURNOVER RATE                  136%      63%      61%         36%

/1/Commencement of operations of share class.
/2/Annualized.

What Are The Portfolios?
--------------------------------------------------------------------------------

                The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

                The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

                In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond          To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio      State-Specific Tax-Free Portfolio,
             Tax-Free Income           income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration      Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Managed           Lehman Aggregate      5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
NJ Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
OH Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

** The Portfolios' sub-adviser will normally attempt to structure the Portfo-lios to have comparable durations to the benchmarks. Duration, which mea-sures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

What Types Of Securities Are In The Portfolios?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:   The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Low Duration      Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Low Duration Bond Portfolio and Intermediate Government Bond Portfolio will be rated in the highest rating cat-egory at the time of purchase or, if unrated, of comparable quality as deter-mined by the Portfolios' sub-adviser. Securities acquired by the other Portfo-lios will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" on "BBB" are generally consid-ered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio will invest at least 65% of its total assets in obligations is-sued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Municipal Obligations and may hold with-out limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Investing in securities of foreign issuers involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. These instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may invest in tax-exempt derivative secu-rities relating to Municipal Obligations, including tender option bonds, par-ticipations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the pur-chaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There-fore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage passthrough securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears

Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC

Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securi-ties a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities or, in the case of the International Bond Portfolio, foreign currencies, and may or may not be listed on a securities ex-change and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (mea-sured at the time an option is written). Options trading is a highly special-ized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities.

Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse re-purchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agree-ments may be regarded as leveraging and, therefore, speculative. Reverse repur-chase agreements involve the risks that the interest income earned in the in-vestment of the proceeds will be less than the interest expense, that the mar-ket value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liq-uid debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an ad-ditional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and re-purchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qual-ified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' sub-adviser that an adequate trading market exists for the se-curities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and for-ward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield avail-able in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Port-folio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High port-folio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISKS. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in state-spe-cific Municipal Obligations raises special investment considerations. In par-ticular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfo-lio's shares. Certain matters relating to the states in which the State-Spe-cific Tax-Free Portfolios invest are described below. For further information, see "Special Considerations Regarding State-Specific Municipal Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years; as of June 30, 1995, the General Fund had a surplus of $688.3 million. The deficit in the Commonwealth's unreserved/undesignated funds also have been eliminated. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimburse-ment rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumen-talities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary pe-riods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jer-sey and its political subdivisions and instrumentalities to meet their finan-cial obligations. In addition, New Jersey maintains a balanced budget which re-stricts total appropriation increases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio Municipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease pay-ments relating to) those obligations.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF      The business and affairs of the Fund are managed under the di-
TRUSTEES      rection of its Board of Trustees. The following persons cur-
              rently serve on the Board:

                William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                Raymond J. Clark--Treasurer of Princeton University.

                Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND
SUB-          The Adviser to the Compass Capital Funds is PNC Asset Management
ADVISERS      Group ("PAMG"). Each of the Portfolios within the Compass Capi-
              tal Fund family is managed by a specialized portfolio manager who is a member of PAMG's fixed income portfolio management sub-sidiary, BlackRock Financial Management, Inc. ("BlackRock").
              BlackRock has its primary offices at 345 Park Avenue, New York,
              New York 10154.

              The ten Portfolios and their portfolio managers are as follows:

 COMPASS CAPITAL PORTFOLIO                   PORTFOLIO MANAGER
 ------------------------- ----------------------------------------------------
Low Duration Bond          Robert S. Kapito; Vice Chairman of BlackRock since
                           1988; Portfolio co-manager since its inception.
                           Michael P. Lustig; Vice President of BlackRock since
                           1989; Portfolio co-manager since 1994.
                           Scott Amero; Managing Director of BlackRock since
                           1990; Portfolio co-manager since its inception.
Intermediate Government    Robert S. Kapito, Michael P. Lustig and Scott Amero
 Bond                      (see above); Messrs. Kapito, Lustig and Amero have
                           been Portfolio co-managers since 1995.
Intermediate Bond          Robert S. Kapito, Michael P. Lustig and Scott Amero
                           (see above); Messrs. Kapito, Lustig and Amero have
                           been Portfolio co-managers since 1995.

 COMPASS CAPITAL PORTFOLIO                   PORTFOLIO MANAGER
 ------------------------- ----------------------------------------------------
Core Bond                  Scott Amero (see above); Mr. Amero has been
                           Portfolio manager since its inception.
Managed Income             Robert S. Kapito, Michael P. Lustig and Scott Amero
                           (see above); Messrs. Kapito, Lustig and Amero have
                           been Portfolio co-managers since 1995.
International Bond         Andrew Gordon [add Gordon bio]
Tax-Free Income            Kevin Klingert; portfolio manager at BlackRock since
                           1991; prior to joining BlackRock, Assistant Vice
                           President, Merrill, Lynch, Pierce, Fenner & Smith;
                           Portfolio manager since 1995.
Pennsylvania Tax-Free      Kevin Klingert (see above); Portfolio manager since
 Income                    1995.
New Jersey Tax-Free In-    Kevin Klingert (see above); Portfolio manager since
 come                      1995.
Ohio Tax-Free Income       Kevin Klingert (see above); Portfolio manager since
                           1995.

              PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

              For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, computed daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
ASSETS                   ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------        ------------ ------------ --------------      --------------
first $1 billion             .500%        .350%                  .550%               .400%
$1 billion--$2 billion       .450         .300                   .500                .350
$2 billion--$3 billion       .425         .275                   .475                .325
greater than $3 billion      .400         .250                   .450                .300

              For the twelve months ended September 30, 1996, the Portfolios paid investment advisory fees at the following annual rates (ex-pressed as a percentage of average daily net assets) after vol-untary fee waivers: Intermediate Government Bond Portfolio, .28%; Intermediate Bond Portfolio, .30%; Managed Income Portfo-lio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; and Ohio Tax-Free Income Portfolio, .06%. For the period from April 1, 1996 through September 30, 1996, the Low Duration Bond and Core Bond Portfolios paid in-vestment advisory fees, after voluntary fee waivers, at the an-nual rates of .30% and .30% of their respective average daily net assets. For the periods from February 1, 1996 and February 13, 1996, respectively, through September 30, 1996, the New Jer-sey Tax-Free Income and International Bond Portfolios paid in-vestment advisory fees, after voluntary fee waivers, at the an-nual rates of .30% and .55% of their respective average daily net assets.

              The Portfolios' sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's dis-tributor, subject to the requirements of best execution.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfo-lio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their admin-istration fees from a Portfolio.

                For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are the Ex-penses of the Portfolios?"

TRANSFER        PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,          as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


SHAREHOLDER     The Fund intends to enter into service arrangements with in-
SERVICING       stitutional investors ("Institutions") (including PNC Bank,
                National Association and its affiliates) which provide that the Institutions will render support services to their custom-ers who are the beneficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized ba-sis) of the average daily net asset value of Service Shares owned beneficially by their customers, Institutions may pro-vide one or more of the following services: processing pur-chase and redemption requests from customers and placing or-ders with the Fund's transfer agent or the distributor;
                processing dividend payments from the Fund on behalf of cus-tomers; providing sub-accounting with respect to Service
                Shares beneficially owned by customers or the information nec-essary for sub-accounting; and provid-
              ing other similar services. In consideration for payment of a separate shareholder servicing fee of up to .15% (on an annualized basis) of the average daily net asset value of Serv-ice Shares owned beneficially by their customers, Institutions may provide one or more of these additional services to such customers: responding to customer inquiries relating to the services performed by the Institution and to customer inquiries concerning their investments in Service Shares; assisting cus-tomers in designating and changing dividend options, account designations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

              Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Portfolio shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Re-serve Board and state banking commissions, and investment advis-ers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be prohib-ited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and dis-tributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any gen-eral expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment port-folios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as certain persons who were shareholders of Compass Capital Group of Funds at the time of its combination with the PNC(R) Fund during the first quarter of 1996. Service Shares will nor-mally be held of record by Institutions or in the names of nominees of Institu-tions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemp-tions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may in its discretion reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Special Purchase and Redemption Procedures May Apply?
--------------------------------------------------------------------------------
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-au-thorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above, to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Serv-ice Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional Service Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. The amount of the daily divi-dend for each Portfolio will be based on periodic projections of its net in-vestment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Re-tirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

Compass Capital will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Any loss upon the sale or ex-change of shares held for six months or less will be disallowed for Federal in-come tax purposes to the extent of any exempt interest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be dis-allowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been sub-ject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such pro-portionate amounts from U.S. income, should the shareholder so choose.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below including certain restrictions ap-plicable to such treatment, see "Taxes" in the Statement of Additional Informa-tion.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); nor to individuals under the Philadel-phia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free Income Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, are subject to, or included in the measure of, the spe-cial taxes imposed by the Commonwealth of Pennsylvania on banks and other fi-nancial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Cor-porate Capital Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Cor-porations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either consti tute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio Municipal Obligations or the U.S. obligations describved above. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio cor-poration franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital FundsSM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio, except the Intermediate Bond, Managed Income and Ohio Tax-Free In-come Portfolios, offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. The Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios each of-fer Institutional Shares, Service Shares and Investor A Shares and, in addi-tion, the Ohio Tax-Free Income Portfolio offers Investor B Shares. This pro-spectus relates only to Service Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its In-stitutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institu-tional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On      , 1996, PNC Bank held of record approximately  % of the Fund's out-
standing shares, as trustee on behalf of individual and institutional invest-ors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in Service Shares.

The yield of Service Shares is computed by dividing the Portfolio's net income per share allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associates and the Lehman Gov-ernment Corporate Bond Index, as well as the benchmarks attached to this Pro-spectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or re-gional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

Other Information
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed In-come, International Bond, Tax-Free Income and New Jersey Tax-Free Income Port-folios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of opera-tions for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for those statements which have been audited by other auditors as discussed below). These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net as-sets for the year ended June 30, 1995, and the financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Short Government Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond, Intermediate Government Bond, In-termediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended (except for the year ended June 30, 1995 for the BFM Funds which have been audited by other au-ditors), and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted account-ing principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center

Philadelphia, Pennsylvania

November 22, 1996

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Low Duration Bond        Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of     1996, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                   % allocation to Treasury and government
                                                  securities
                                                   % allocation to mortgage-backed securities
                                                   % allocation to corporate and asset-backed
                                                  securities
Managed Income           Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of     1996, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                   % allocation to Treasury and government
                                                  securities
                                                   % allocation to mortgage-backed securities
                                                   % allocation to corporate and asset-backed
                                                  securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PRO-SPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

LOW DURATION BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO

CORE BOND PORTFOLIO

MANAGED INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

OHIO TAX-FREE INCOME PORTFOLIO


                                    THE BOND
                                   PORTFOLIOS

                                 SERVICE SHARES



                                   Prospectus

                           COMPASS CAPITAL FUNDS/SM/
                 (INSTITUTIONAL SHARES OF THE LOW DURATION BOND
        PORTFOLIO, INTERMEDIATE GOVERNMENT BOND PORTFOLIO, INTERMEDIATE
         BOND PORTFOLIO, CORE BOND PORTFOLIO, MANAGED INCOME PORTFOLIO,
INTERNATIONAL BOND PORTFOLIO, TAX-FREE INCOME PORTFOLIO, PENNSYLVANIA
 TAX-FREE INCOME PORTFOLIO, NEW JERSEY TAX-FREE INCOME PORTFOLIO AND OHIO TAX-
                             FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund....................   Who Manages The Fund?

5A.   Managements Discussion of Fund
        Performance.............................   What Are The Portfolios'
                                                   Financial Highlights?

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?

9.    Legal Proceedings.........................   Inapplicable

The Bond Portfolios Institutional Shares

-------------------------------------------------------------------------------

                 Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus de-scribes the Institutional Shares of ten of those portfolios (the "Portfolios"):

                  Low Duration Bond Portfolio
                  Intermediate Government Bond Portfolio
                  Intermediate Bond Portfolio
                  Core Bond Portfolio
                  Managed Income Portfolio
                  International Bond Portfolio
                  Tax-Free Income Portfolio
                  Pennsylvania Tax-Free Income Portfolio
                  New Jersey Tax-Free Income Portfolio
                  Ohio Tax-Free Income Portfolio

                 This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Com-
                 mission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supple-mented from time to time, is incorporated by reference into this Prospectus.

                 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OB-LIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed description of each Portfolio begins on page 20.

COMPASS CAPITAL PORTFOLIO         PERFORMANCE BENCHMARK           LIPPER PEER GROUP
Low Duration Bond                 Merrill 1-3 Year Treasury       Short U.S. Government
  (previously called the Short      Index
  Government Bond
  Portfolio)

Intermediate Government           Lehman Brothers                 Intermediate U.S.
  Bond                            Intermediate Government           Government

Intermediate Bond                 Lehman Brothers                 Intermediate
                                    Intermediate                    Government/Corporate
                                    Government/Corporate

Core Bond                         Lehman Aggregate                Intermediate Investment
                                                                    Grade Debt
Managed Income                    Lehman Aggregate                Corporate Debt A-Rated
International Bond                Salomon Non-U.S. Hedged         General World Income
                                    World Government Bond
                                    Index
Tax-Free Income                   Lehman Municipal Bond           General Municipal Debt
                                    Index
PA Tax-Free Income                Lehman Local GO Index             PA Municipal Debt
NJ Tax-Free Income                Lehman Local GO Index             NJ Municipal Debt
OH Tax Free Income                Lehman Local GO Index             OH Municipal Debt

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
BOND          We intend this document to be an effective tool as you explore
PORTFOLIOS    different directions in fixed income investing.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. Some or all of the Portfolios may
BOND INVESTING   purchase mortgage-related, asset-backed, foreign and illiquid securities; enter into repurchase and reverse repurchase agreements and engage in leveraging techniques; lend portfo-lio securities to third parties; and enter into futures con-tracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free Income Portfolios (the "State-Specific Tax-Free
                 Portfolios") concentrates in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Port-folios, which are considered diversified. See "What Addi-tional Investment Policies And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "HOW ARE SHARES PURCHASED AND REDEEMED?"
CAPITAL FUNDS

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   9
            What Are The Portfolios?.....................................  19
            What Are The Differences Among The Portfolios?...............  20
            What Types Of Securities Are In The Portfolios?..............  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  22
            What Additional Investment Policies and Risks Apply?.........  23
            Who Manages The Fund?........................................  36
            How Are Shares Purchased And Redeemed?.......................  41
            How Is Net Asset Value Calculated?...........................  43
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  44
            How Are Fund Distributions Taxed?............................  45
            How Is The Fund Organized?...................................  49
            How Is Performance Calculated?...............................  50
            How Can I Get More Information?..............................  52

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal period ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the Interna-tional Bond Portfolio have been restated to reflect current expenses and fee waivers. An example based on the summary is also shown.

                                              LOW     INTERMEDIATE
                                            DURATION   GOVERNMENT  INTERMEDIATE
                                              BOND        BOND         BOND
                                           PORTFOLIO   PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)           .30%         .30%         .30%
Other operating expenses                         .25          .25          .25
                                                -----       ------       ------
 Administration fees
  (after fee waivers)(/1/)                  .15         .15          .13
 Other expenses                             .10         .10          .12
                                           ----       -----        -----
Total Portfolio operating expenses (after
 fee waivers)(/1/)                               .55%         .55%         .55%
                                                =====       ======       ======

                                                      CORE BOND  MANAGED INCOME
                                                      PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                                   .30%           .35%
Other operating expenses                                    .25            .23
                                                           -----        -------
 Administration fees (after fee waivers)(/1/)          .14          .15
 Other expenses                                        .11          .08
                                                      ----       ------
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                              .55%           .58%
                                                           =====        =======

(1) Without waivers, advisory fees would be .50% and administration fees would be .23% for each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfo-lios' total operating expenses at the levels set forth in the table. With-out waivers, "Other operating expenses" would be .32%, .33%, .33%, .34% and .31%, respectively, and "Total Portfolio operating expenses" would be .83%, .83%, .83%, .84% and .81%, respectively. See "What are the Portfo-lios' Financial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.

--------------------------------------------------------------------------------

                                                                 PENNSYLVANIA
                          INTERNATIONAL BOND TAX-FREE INCOME   TAX-FREE INCOME
                              PORTFOLIO         PORTFOLIO         PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                          .50%             .30%               .30%
Other operating expenses                .48              .25                .25
                                   ---------         --------          ---------
 Administration fees
  (after fee
  waivers)(/1/)                .15               .11               .14
 Other expenses                .33               .14               .11
                          --------           -------          --------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                          .92%             .55%               .55%
                                   =========         ========          =========

                                                       NEW JERSEY      OHIO
                                                          TAX-         TAX-
                                                      FREE INCOME  FREE INCOME
                                                       PORTFOLIO    PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)                        .30%         .30%
Other operating expenses                                      .25          .25
                                                            ------       ------
 Administration fees (after fee waivers)(/1/)           .11          .10
 Other expenses                                         .14          .15
                                                      -----        -----
Total Portfolio operating expenses (after fee
 waivers)(/1/)                                                .55%         .55%
                                                            ======       ======

(1) Without waivers, advisory fees would be .55%, .50%, .50%, .50% and .50%, respectively, and administration fees would be .23% for each Portfolio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have in-formed the Fund that they expect to waive fees and reimburse expenses dur-ing the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be .48%, .39%, .35%, .37% and .60% respectively, and "Total Portfolio operating expenses" would be 1.03%, .89%, .85%, .87% and 1.10%, respectively.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio             $ 6        $18        $31       $ 69
Intermediate Government Bond
 Portfolio                                6         18         31         69
Intermediate Bond Portfolio               5         17         30         66
Core Bond Portfolio                       6         18         31         69
Managed Income Portfolio                  6         19         32         73
International Bond Portfolio             10         31         51        120
Tax-Free Income Portfolio                 6         18         31         69
Pennsylvania Tax-Free Income
 Portfolio                                6         18         31         69
New Jersey Tax-Free Income Portfolio      6         18         31         69
Ohio Tax-Free Income Portfolio            6         18         31         69

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERAT-ING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Port-folios' independent accountants. The financial highlights of the Core Bond Portfolio and the Low Duration Bond Portfolio (former-ly, the Short Government Bond Portfolio) for the periods ended June 30, 1995, 1994 and 1993 were audited by other auditors. Please refer to a revised auditor's report under "Other Informa-tion" which makes reference to the audits performed by those other auditors. This financial information should be read to-gether with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Addi-tional Information and the annual shareholder reports may be ob-tained from the Fund free of charge by calling (800) 441-7764. During the periods shown, no Institutional Shares of the New Jersey Tax-Free Income Portfolio were outstanding.

Financial Highlights
-------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         LOW DURATION BOND PORTFOLIO+
                (FORMERLY, THE SHORT GOVERNMENT BOND PORTFOLIO)

                           FOR THE PERIOD      FOR THE PERIOD
                           APRIL 1, 1996        JULY 1, 1995           YEAR          YEAR      JULY 17, 1992(/1/)
                              THROUGH             THROUGH              ENDED         ENDED          THROUGH
                         SEPTEMBER 30, 1996    MARCH 31, 1996      JUNE 30, 1995 JUNE 30, 1994   JUNE 30, 1993
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period          $   9.79            $  9.83             $  9.71       $  9.96         $ 10.00
                              --------            -------             -------       -------         -------
 Net investment income            0.28               0.42                0.58          0.48            0.51
 Net realized and
  unrealized loss on
  investments                    (0.01)               - -                0.13         (0.25)          (0.06)
                              --------            -------             -------       -------         -------
Net increase from
 investment operations            0.27               0.42                0.71          0.23            0.45
                              --------            -------             -------       -------         -------
Dividends from net
 investment income               (0.27)             (0.41)              (0.58)        (0.48)          (0.49)
Distributions from net
 realized capital gains            - -              (0.01)              (0.01)          - -             - -
                              --------            -------             -------       -------         -------
 Total dividends and
  distributions                  (0.27)             (0.46)              (0.59)        (0.48)          (0.49)
                              --------            -------             -------       -------         -------
NET ASSET VALUE, END OF
 PERIOD                       $   9.79            $  9.79             $  9.83       $  9.71         $  9.96
                              ========            =======             =======       =======         =======
Total investment return           2.70%              4.25%               6.99%         2.33%           4.63%
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                          0.55%/2/,/3/       0.63%/2/,/3/        0.57%         0.57%           0.56%/2/
Excluding Waivers                 0.83%/2/           0.83%/2/            1.05%         1.02%           0.66%/2/
Net investment income             5.72%/2/           5.25%/2/            6.08%         4.70%           5.32%/2/
Excluding Waivers                 5.45%/2/           5.05%/2/            5.60%         4.25%           5.22%/2/
SUPPLEMENTAL DATA:
Portfolio turnover                 228%               185%                586%          455%            513%
Net assets, end of
 period (in thousands)        $135,686            $52,843             $44,486       $31,265         $51,611

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration
  Portfolio, a separate investment portfolio (the "Predecessor Low Duration Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabil-ities of the Predecessor Low Duration Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfo-lio investment maintained by the Fund.

/1Commencement/of investment operations of share class.

/2Annualized./

/3Including/interest expense, ratios would have been 0.64% for the period ended September 30, 1996 and 0.96% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE GOVERNMENT PORTFOLIO)

                                                                           FOR THE
                                                                            PERIOD
                             YEAR         YEAR         YEAR       YEAR    4/20/92/1/
                            ENDED        ENDED        ENDED      ENDED     THROUGH
                           9/30/96      9/30/95      9/30/94    9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.02     $   9.64     $  10.60   $  10.46   $  10.00
                           --------     --------     --------   --------   --------
Income from investment
 operations
 Net investment income         0.58         0.58         0.55       0.54       0.24
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 (0.11)        0.38        (0.86)      0.16       0.46
                           --------     --------     --------   --------   --------
 Total from investment
  operations                   0.47         0.96        (0.31)      0.70       0.70
                           --------     --------     --------   --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.57)       (0.58)       (0.55)     (0.54)     (0.24)
 Distributions from net
  realized capital gains        - -          - -        (0.10)     (0.02)       - -
                           --------     --------     --------   --------   --------
 Total distributions          (0.57)       (0.58)       (0.65)     (0.56)     (0.24)
                           --------     --------     --------   --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $   9.92     $  10.02     $   9.64   $  10.60   $  10.46
                           ========     ========     ========   ========   ========
Total return                   4.82%       10.28%       (3.08)%     6.88%      7.14%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $126,312     $134,835     $128,974   $137,065   $105,620
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.53%/3/     0.42%/3/     0.40%      0.73%      0.80%/2/
 Before
  advisory/administration
  fee waivers                  0.83%        0.79%        0.80%      0.81%      0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.03%        5.94%        5.48%      5.23%      5.28%/2/
 Before
  advisory/administration
  fee waivers                  5.73%        5.57%        5.08%      5.15%      5.28%/2/
PORTFOLIO TURNOVER RATE         580%         247%           9%        80%        38%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 0.83% for the period ended September 30, 1996, and 0.55% for the period ended September 30, 1995.

-------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE-TERM BOND PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                                  YEAR         YEAR        YEAR    9/17/93/1/
                                 ENDED        ENDED        ENDED    THROUGH
                                9/30/96      9/30/95      9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                      $   9.43     $   9.05     $ 10.01   $ 10.00
                                --------     --------     -------   -------
Income from investment
 operations
 Net investment income              0.56         0.56        0.54      0.02
 Net gain (loss) on
  investments (both realized
  and unrealized)                  (0.09)        0.38       (0.88)    (0.01)
                                --------     --------     -------   -------
 Total from investment
  operations                        0.47         0.94       (0.34)     0.01
                                --------     --------     -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                (0.55)       (0.56)      (0.56)      - -
 Distributions from net
  realized capital gains           (0.03)         - -       (0.06)      - -
                                --------     --------     -------   -------
 Total distributions               (0.58)       (0.56)      (0.62)      - -
                                --------     --------     -------   -------
NET ASSET VALUE AT END OF
 PERIOD                         $   9.32     $   9.43     $  9.05   $ 10.01
                                ========     ========     =======   =======
Total return                        5.10%       10.76%     (3.52)%     0.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)                $207,909     $124,979     $71,896   $56,713
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                       0.53%/3/     0.47%/3/    0.45%     0.45%/2/
 Before
  advisory/administration fee
  waivers                           0.83%        0.89%       0.88%     0.84%/2/
 Ratios of net investment
  income to average net assets
 After advisory/administration
  fee waivers                       6.27%        6.18%       5.54%     4.72%/2/
 Before
  advisory/administration fee
  waivers                           5.97%        5.84%       5.11%     4.33%/2/
PORTFOLIO TURNOVER RATE              670%         262%         92%        4%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including interest expense, ratios would have been 0.83% for the period ended September 30, 1996, and 0.55% for the period ended September 30, 1995.

--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                                 FOR THE             FOR THE
                                  PERIOD              PERIOD
                              APRIL 1, 1996        JULY 1, 1995           YEAR          YEAR      DECEMBER 9, 1992/1/
                                 THROUGH             THROUGH              ENDED         ENDED           THROUGH
                            SEPTEMBER 30, 1996    MARCH 31, 1996      JUNE 30, 1995 JUNE 30, 1994    JUNE 30, 1993
 PER SHARE OPERATING
 PERFORMANCE:
 Net asset value,
 beginning of period             $   9.61            $  9.85             $  9.36       $ 10.37          $10.00
                                 --------            -------             -------       -------          ------
 Net investment income
 (net of $.004, $.003 and
 $.001, respectively, of
 interest expense)(**)               0.30               0.47                0.62          0.55            0.32
 Net realized and
 unrealized gains on
 investments                        (0.06)             (0.07)               0.50         (0.60)           0.37
                                 --------            -------             -------       -------          ------
 Net (decrease) increase
 from investment
 operations                          0.24               0.40                1.12         (0.05)           0.69
                                 --------            -------             -------       -------          ------
 Dividends from net
 investment income                  (0.30)             (0.47)              (0.62)        (0.55)          (0.32)
 Distributions from net
 realized capital gains               - -              (0.17)              (0.01)        (0.41)
                                 --------            -------             -------       -------
  Total dividends and
  distributions                     (0.30)             (0.64)              (0.63)        (0.96)          (0.32)
                                 --------            -------             -------       -------          ------
 NET ASSET VALUE, END OF
 PERIOD                          $   9.55            $  9.61             $  9.85       $  9.36          $10.37
                                 ========            =======             =======       =======          ======
 Total investment
 return(***)                         2.55%              3.93%              11.79%       (0.69)%           6.88%
 RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(*)                         0.55%/2/,/3/       0.66%/2/,/3/        0.55%         0.55%           0.55%/2/
 Excluding Waivers                   0.84%/2/           0.91%/2/            1.75%         2.65%           2.44%/2/
 Net investment
 income(**)                          6.75%/2/           5.89%/2/            6.62%         5.61%           5.57%/2/
 Excluding Waivers                   6.45%/2/           5.64%/2/            5.43%         3.51%           3.68%/2/
 SUPPLEMENTAL DATA:
 Portfolio turnover                   308%               723%                435%          722%            354%
 Net assets, end of
 period (in thousands)           $162,626            $64,707             $32,191       $12,507          $7,803

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabil-ities of the Predecessor Core Bond Portfolio were transferred to this Port-folio, which had no prior operating history.

/1/Commencement of investment operations of share class.


/2/Annualized.

/3/Including interest expense, ratios would have been 0.80% for the period ended September 30, 1996, and 0.75% for the period ended March 31, 1996. For the periods prior to March 31, 1996 interest income was presented net of in-terest expense.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                                                                        FOR THE
                                                                                         PERIOD
                             YEAR      YEAR      YEAR       YEAR      YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED      ENDED     ENDED     ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94    9/30/93   9/30/92   9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  10.38  $   9.79  $  11.17   $  10.74  $  10.26  $  9.70   $ 10.00
                           --------  --------  --------   --------  --------  -------   -------
Income from investment
 operations
 Net investment income         0.64      0.65      0.64       0.67      0.69     0.74      0.66
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 (0.21)     0.60     (1.21)      0.56      0.48     0.63     (0.29)
                           --------  --------  --------   --------  --------  -------   -------
 Total from investment
  operations                   0.43      1.25     (0.57)      1.23      1.17     1.37      0.37
                           --------  --------  --------   --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.62)    (0.65)    (0.64)     (0.67)    (0.69)   (0.73)    (0.66)
 Distribution in excess
  of net investment
  income                        - -     (0.01)    (0.02)       - -       - -    (0.08)    (0.01)
 Distributions from net
  realized capital gains      (0.10)      - -     (0.14)     (0.13)      - -      - -       - -
 Distributions in excess
  of net realized gains         - -       - -     (0.01)       - -       - -      - -       - -
                           --------  --------  --------   --------  --------  -------   -------
 Total distributions          (0.72)    (0.66)    (0.81)     (0.80)    (0.69)   (0.81)    (0.67)
                           --------  --------  --------   --------  --------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  10.09  $  10.38  $   9.79   $  11.17  $  10.74  $ 10.26   $  9.70
                           ========  ========  ========   ========  ========  =======   =======
Total return                   4.33%    13.27%    (5.27)%    12.13%    11.80%   14.74%     3.80%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $564,744  $443,148  $395,060   $341,791  $314,075  $52,802   $38,328
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.58%     0.57%     0.55%      0.74%     0.80%    0.80%     0.80%/2/
 Before
  advisory/administration
  fee waivers                  0.81%     0.77%     0.77%      0.78%     0.80%    0.84%     0.82%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  6.17%     6.44%     6.11%      6.25%     6.28%    7.36%     7.31%/2/
 Before
  advisory/administration
  fee waivers                  5.95%     6.24%     5.89%      6.21%     6.28%    7.32%     7.29%/2/
PORTFOLIO TURNOVER RATE         638%      203%       61%        72%       56%      38%       18%

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                                                               FOR THE
                                                                PERIOD
                                                               6/10/96*
                                                               THROUGH
                                                               9/30/96
NET ASSET VALUE AT BEGINNING OF PERIOD                         $ 11.37
                                                               -------
Income from investment operations
 Net investment income                                            0.21
 Net (loss) gain on investments (both realized and unrealized)    0.30
                                                               -------
  Total from investment operations                                0.51
                                                               -------
LESS DISTRIBUTIONS
 Distributions from net investment income                        (0.17)
 Distributions from net realized capital gains                     - -
                                                               -------
 In Excess of Net Realized Gains
  Total distributions                                            (0.17)
                                                               -------
NET ASSET VALUE AT END OF PERIOD                               $ 11.71
                                                               =======
Total return                                                      4.48%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)                    $30,882
 Ratios of expenses to average net assets                         0.92%**
 Excluding waivers                                                1.32%**
 Ratios of net investment income to average net assets            6.28%**
 Excluding waivers                                                5.88%**
PORTFOLIO TURNOVER RATE                                            108%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. The assets and liabilities of the Prede-cessor International Bond Portfolio were transferred to this Portfolio, which had no prior operating history, on February 13, 1996. For the periods pre-sented, this Portfolio received Sub-advisory services from another company that was unaffiliated with PAMG and BlackRock.
* Commencement of operations of share class.
** Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     1/21/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10.61   $10.04   $11.31      $10.61
                                      ------   ------   ------      ------
Income from investment operations
 Net investment income                  0.49     0.53     0.53        0.42
 Net gain (loss) on investments (both
  realized and unrealized)              0.28     0.59    (0.93)       0.70
                                      ------   ------   ------      ------
 Total from investment operations       0.77     1.12    (0.40)       1.12
                                      ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.54)   (0.53)   (0.53)      (0.42)
 Distributions from net realized
  capital gains                          - -    (0.02)   (0.34)        - -
                                      ------   ------   ------      ------
 Total distributions                   (0.54)   (0.55)   (0.87)      (0.42)
                                      ------   ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $10.84   $10.61   $10.04      $11.31
                                      ======   ======   ======      ======
Total return                            7.45%   11.54%   (3.77)%     10.72%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $8,350   $  271   $  132      $  675
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.55%    0.52%    0.50%       0.50%/2/
 Before advisory/administration fee
  waivers                               0.89%    1.30%    1.73%       1.28%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               5.10%    5.19%    4.97%       5.14%/2/
 Before advisory/administration fee
  waivers                               4.78%    4.41%    3.74%       4.36%/2/
PORTFOLIO TURNOVER RATE                  268%      92%      40%         71%

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     12/1/92/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10 .33  $ 9.82   $10.70      $10.00
                                      -------  ------   ------      ------
Income from investment operations
 Net investment income                   0.52    0.52     0.53        0.39
 Net gain (loss) on investments (both
  realized and unrealized)               0.12    0.51    (0.85)       0.73
                                      -------  ------   ------      ------
 Total from investment operations        0.64    1.03    (0.32)       1.12
                                      -------  ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.53)  (0.52)   (0.53)      (0.39)
 Distributions from net realized
  capital gains                           - -     - -    (0.03)      (0.03)
                                      -------  ------   ------      ------
 Total distributions                    (0.53)  (0.52)   (0.56)      (0.42)
                                      -------  ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $ 10.44  $10.33   $ 9.82      $10.70
                                      =======  ======   ======      ======
Total return                             6.29%  10.81%   (2.96)%     11.69%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $ 3,609  $2,092   $  639      $  256
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.55%   0.52%    0.39%       0.09%/2/
 Before advisory/administration fee
  waivers                                0.85%   0.84%    0.99%       0.97%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                5.01%   5.23%    5.27%       5.19%/2/
 Before advisory/administration fee
  waivers                                4.72%   4.91%    4.67%       4.31%/2/
PORTFOLIO TURNOVER RATE                   119%     66%      30%         40%

/1/Commencement of operations of share class.
/2/Annualized.

--------------------------------------------------------------------------------

(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     12/1/92/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $10.05   $ 9.60   $10.53      $10.00
                                      ------   ------   ------      ------
Income from investment operations
 Net investment income                  0.50     0.55     0.53        0.36
 Net gain (loss) on investments (both
  realized and unrealized)              0.10     0.45    (0.91)       0.53
                                      ------   ------   ------      ------
 Total from investment operations       0.60     1.00    (0.38)       0.89
                                      ------   ------   ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                               (0.50)   (0.55)   (0.53)      (0.36)
 Distributions from net realized
  capital gains                          - -      - -    (0.02)        - -
                                      ------   ------   ------      ------
 Total distributions                   (0.50)   (0.55)   (0.55)      (0.36)
                                      ------   ------   ------      ------
NET ASSET VALUE AT END OF PERIOD      $10.15   $10.05   $ 9.60      $10.53
                                      ======   ======   ======      ======
Total return                            6.12%   10.75%   (3.75)%      9.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $  409   $  200   $  127      $1,676
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               0.51%    0.12%    0.10%       0.08%/2/
 Before advisory/administration fee
  waivers                               1.10%    1.19%    1.49%       2.59%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                               4.96%    5.61%    5.16%       4.99%/2/
 Before advisory/administration fee
  waivers                               4.37%    4.54%    3.77%       2.48%/2/
PORTFOLIO TURNOVER RATE                  136%      63%      61%         36%

/1/Commencement of operations of share class.
/2/Annualized.

What Are The Portfolios?

--------------------------------------------------------------------------------

              The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of ten in-vestment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Six of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

              In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond          To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio      State-Specific Tax-Free Portfolio,
             Tax-Free Income           income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?

--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration      Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Managed           Lehman Aggregate      5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
NJ Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
OH Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

** The Portfolios' sub-adviser will normally attempt to structure the Portfo-lios to have comparable durations to the benchmarks. Duration, which mea-sures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

What Types Of Securities Are In The Portfolios?

--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio, according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Low Duration      Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?

-------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Informa-tion). Several of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market condi-tions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be invested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Govern-ment securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.

What Additional Investment Policies And Risks Apply?

--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Low Duration Bond Portfolio and Intermediate Government Bond Portfolio will be rated in the highest rating cat-egory at the time of purchase or, if unrated, of comparable quality as deter-mined by the Portfolios' sub-adviser. Securities acquired by the other Portfo-lios will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" on "BBB" are generally consid-ered to be investment grade although they have speculative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio will invest at least 65% of its total assets in obligations is-sued or guaranteed by the U.S. Government, its agencies or instrumentalities and related repurchase agreements during normal market conditions. Under normal market conditions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Municipal Obligations and may hold with-out limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Investing in securities of foreign issuers involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more that 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. These instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that speci-fied amounts of principal be applied on each payment date, and generally ex-hibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the pur-chaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There-fore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the hold ers of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S.

Government such as the Government National Mortgage Association are supported by the United States' full faith and credit; others such as those of the Fed-eral National Mortgage Association and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mort-gage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obli-gated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, securities indices or the yield differential between two securities, or, in the case of the International Bond Portfolio, foreign cur-rencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is writ-ten). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered in to for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default to the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agree-ments to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the secu-rities may not be returned to the Portfolio. During the time a reverse repur-chase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropri-ate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, a Portfolio (except the Tax-Free Portfolios) may borrow up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is deter-mined by the Portfolios' sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increas-ing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Portfo-lio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing indi-vidual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and mar-ket conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated in that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The con-centration of investments by the State-Specific Tax-Free Portfolios in state-specific Municipal Obligations raises special investment considerations. In particular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfolio's shares. Certain matters relating to the states in which the State-Specific Tax-Free Portfolios invest are described below. For further informa-tion, see "Special Considerations Regarding State-Specific Municipal Obliga-tions" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years; as of June 30, 1995, the General Fund had a surplus of $688.3 mil-lion. The deficit in the Commonwealth's unreserved/ undesignated funds also have been eliminated. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimbursement rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a sub-stantial amount of bonds over the past several years, but the debt burden re-mains moderate. Employment growth has shifted to the trade and service sec-tors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective com-mercial agriculture, insurance, tourism, petroleum refining and manufacturing, although New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the financial condition of New Jersey and its political subdivisions and instrumentalities. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recession-ary periods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obligations. In ad-dition, New Jersey maintains a balanced budget which restricts total appropria-tion increases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio Municipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease pay-ments relating to) those obligations.

Who Manages The Fund?
-------------------------------------------------------------------------------
BOARD OF         The business and affairs of the Fund are managed under the
TRUSTEES         direction of its Board of Trustees. The following persons
                 currently serve on the Board:

                   William O. Albertini--Executive Vice President and Chief Financial Officer of Bell Atlantic Corporation.

                   Raymond J. Clark--Treasurer of Princeton University.

                   Robert M. Hernandez--Vice Chairman and Chief Financial Of-ficer of USX Corporation.

                   Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                   David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND
SUB-ADVISERS     The Adviser to the Compass Capital Funds is PNC Asset Manage-
                 ment Group ("PAMG"). Each of the Portfolios within the Com-pass Capital Fund family is managed by a specialized portfo-lio manager who is a member of PAMG's fixed income portfolio management subsidiary, BlackRock Financial Management, Inc.
                 ("BlackRock"). BlackRock has its primary offices at 345 Park
                 Avenue, New York, New York 10154.

                 The ten Portfolios and their portfolio managers are as fol-lows:

COMPASS CAPITAL PORTFOLIO               PORTFOLIO MANAGER
-------------------------  -------------------------------------------
Low Duration Bond          Robert S. Kapito; Vice Chairman of
                           BlackRock since 1988; Portfolio co-manager
                           since its inception.
                           Michael P. Lustig; Vice President of
                           BlackRock since 1989; Portfolio co-manager
                           since 1994.
                           Scott Amero; Managing Director of BlackRock
                           since 1990; Portfolio co-manager since its
                           inception.

 COMPASS CAPITAL PORTFOLIO                 PORTFOLIO MANAGER
 -------------------------    -------------------------------------------
Intermediate Government Bond  Robert S. Kapito, Michael P. Lustig and
                              Scott Amero (see above); Messrs. Kapito,
                              Lustig and Amero have been Portfolio co-
                              managers since 1995.
Intermediate Bond             Robert S. Kapito, Michael P. Lustig and
                              Scott Amero (see above); Messrs. Kapito,
                              Lustig and Amero have been Portfolio co-
                              managers since 1995.
Core Bond                     Scott Amero (see above); Mr. Amero has been
                              Portfolio manager since its inception.
Managed Income                Robert S. Kapito, Michael P. Lustig and
                              Scott Amero (see above); Messrs. Kapito,
                              Lustig and Amero have been Portfolio co-
                              managers since 1995.
International Bond            Andrew Gordon [add Gordon bio]
Tax-Free Income               Kevin Klingert; portfolio manager at
                              BlackRock since 1991; prior to joining
                              BlackRock, Assistant Vice President,
                              Merrill, Lynch, Pierce, Fenner & Smith;
                              Portfolio manager since 1995.
Pennsylvania Tax-Free Income  Kevin Klingert (see above); Portfolio manager since 1995.
New Jersey Tax-Free Income    Kevin Klingert (see above); Portfolio
                              manager since 1995.
Ohio Tax-Free Income          Kevin Klingert (see above); Portfolio
                              manager since 1995.

                 PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, com-puted daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

             MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
   AVERAGE DAILY NET      INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
        ASSETS           ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------------  ------------ ------------ --------------      --------------
first $1 billion             .500%        .350%                  .550%               .400%
$1 billion--$2 billion       .450         .300                   .500                .350
$2 billion--$3 billion       .425         .275                   .475                .325
greater than $3 billion      .400         .250                   .450                .300

                 For the twelve months ended September 30, 1996, the Portfo-lios paid investment advisory fees at the following annual rates (expressed as a percentage of average daily net assets) after voluntary fee waivers: Intermediate Government Bond Portfolio, .28%; Intermediate Bond Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; and Ohio Tax-Free Income Portfolio, .06%. For the period from April 1, 1996 through September 30, 1996, the Low Duration Bond and Core Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .30% of their respective average daily net assets. For the periods from February 1, 1996 and February 13, 1996, respectively, through September 30, 1996, the New Jersey Tax-Free Income and International Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .55% of their respective average daily net assets.

                 The Portfolios' sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor, subject to the requirements of best execution.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
                pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio.

                For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are The Expenses Of The Portfolios?"

TRANSFER        PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,          their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

EXPENSES
                Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder re ports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of the Portfolios are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.


REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeem-ing Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of Institutional Shares of the relevant Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in Federal funds) on the first Business day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolios' net investment income will be declared as dividends. the amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least annually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Re-tirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

Compass Capital will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption, or transfer. Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt interest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such dividends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such pro-portionate amounts from U.S. income, should the shareholder so choose.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition,shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Infor-mation.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to individuals, estates or trusts under the Personal Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are ex-empt for Federal income tax purposes); nor to individuals under the Philadel-phia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free Income Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax.)

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) Cor-porations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either consti tute exempt-interest dividends for Federal income tax purposes or are properly attributable to interest on Ohio Municipal Obligations or the U.S. obligations described above. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, exchange or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio cor-poration franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio, except the Intermediate Bond, Managed Income and Ohio Tax-Free In-come Portfolios, offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. The Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios offer In-stitutional Shares, Service Shares and Investor A Shares and, in addition, the Ohio Tax-Free Income Portfolio offers Investor B Shares. This prospectus re-lates only to Investor Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its In-stitutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Service and Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or
(800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On     , 1996, PNC Bank held of record approximately  % of the Fund's outstand-
ing shares, as trustee on behalf of individual and institutional investors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares is computed by dividing the Portfolio's net income per share allocated to its Institutional Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associ-ates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evalua-tions of the Portfolios and their Institutional Shares published by nationally recognized ranking services, and information as reported in financial publica-tions such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publi-cations of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio performance calcula-tions.

Other Information
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed In-come, International Bond, Tax-Free Income and New Jersey Tax-Free Income Port-folios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of opera-tions for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for those statements which have been audited by other auditors as discussed below). These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net as-sets for the year ended June 30, 1995, and the financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Short Government Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond, Intermediate Government Bond, In-termediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended (except for the year ended June 30, 1995 for the BFM Funds which have been audited by other au-ditors), and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted account-ing principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center

Philadelphia, Pennsylvania

November 22, 1996

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week.The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

COMPASS CAPITAL          PERFORMANCE
   PORTFOLIO             BENCHMARK                               DESCRIPTION
Low Duration Bond        Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of     1996, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                   % allocation to Treasury and government
                                                  securities
                                                   % allocation to mortgage-backed securities
                                                   % allocation to corporate and asset-backed
                                                  securities
Managed Income           Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of     1996, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                   % allocation to Treasury and government
                                                  securities
                                                   % allocation to mortgage-backed securities
                                                   % allocation to corporate and asset-backed
                                                  securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

The Compass Capital Funds
-------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

LOW DURATION BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO

CORE BOND PORTFOLIO

MANAGED INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

OHIO TAX-FREE INCOME PORTFOLIO


                                   THE BOND
                                  PORTFOLIOS

                             INSTITUTIONAL SHARES



                                  Prospectus

                           COMPASS CAPITAL FUNDS/SM/
             (INVESTOR A, INVESTOR B AND INVESTOR C SHARES OF THE
           LOW DURATION BOND PORTFOLIO, INTERMEDIATE GOVERNMENT BOND
     PORTFOLIO, INTERMEDIATE BOND PORTFOLIO, GOVERNMENT INCOME PORTFOLIO, MANAGED INCOME PORTFOLIO, CORE BOND PORTFOLIO, INTERNATIONAL BOND PORTFOLIO,
      TAX-FREE INCOME PORTFOLIO, PENNSYLVANIA TAX-FREE INCOME PORTFOLIO,
                 OHIO TAX-FREE INCOME PORTFOLIO AND NEW JERSEY
                          TAX-FREE INCOME PORTFOLIO)
                             CROSS REFERENCE SHEET


FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.     Management of the Fund...................   Who Manages The Fund?

5A.    Managements Discussion of Fund
          Performance...........................   What Are The Portfolios'
                                                   Financial Highlights?

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?


9.    Legal Proceedings.........................   Inapplicable

The Bond Portfolios Investor Shares

-------------------------------------------------------------------------------

                 Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus describes the Investor Shares of eleven of those portfolios (the "Portfolios"):

                  Low Duration Bond Portfolio
                  Intermediate Government Bond Portfolio
                  Intermediate Bond Portfolio
                  Core Bond Portfolio
                  Government Income Portfolio
                  Managed Income Portfolio
                  International Bond Portfolio
                  Tax-Free Income Portfolio
                  Pennsylvania Tax-Free Income Portfolio
                  New Jersey Tax-Free Income Portfolio
                  Ohio Tax-Free Income Portfolio

                 This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Commis-
                 sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supple-mented from time to time, is incorporated by reference into this Prospectus.

                 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OB-LIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE. SHARES OF THE STATE-SPECIFIC TAX-FREE PORTFOLIOS ARE INTENDED ONLY FOR RESIDENTS OF THE RESPECTIVE STATES INDICATED.

The Bond Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spec-trum of investment alternatives within the fixed income sector. Seven of these Portfolios invest in taxable bonds, and four of these Portfolios invest in tax-exempt bonds. A detailed descrip-tion of each Portfolio begins on page 23.


              COMPASS CAPITAL PORTFOLIO       PERFORMANCE BENCHMARK                LIPPER PEER GROUP

              Low Duration Bond               Merrill 1-3 Year Treasury            Short U.S. Government
               (previously called the Short    Index
               Government Bond
               Portfolio)

              Intermediate Government        Lehman Brothers                       Intermediate U.S.
               Bond                           Intermediate Government                Government
              Intermediate Bond              Lehman Brothers                       Intermediate
                                              Intermediate                           Government/Corporate
                                              Government/Corporate
              Core Bond                      Lehman Aggregate                      Intermediate Investment
                                                                                     Grade Debt
              Government Income              Lehman Mortgage/10 Year               General U.S. Government
                                              Treasury
              Managed Income                 Lehman Aggregate                      Corporate Debt A-Rated
              International Bond             Salomon Non-U.S. Hedged               General World Income
                                              World Government Bond
                                              Index
              Tax-Free Income                Lehman Municipal Bond                 General Municipal Debt
                                              Index
              PA Tax-Free Income             Lehman Local GO Index                 PA Municipal Debt
              NJ Tax-Free Income             Lehman Local GO Index                 NJ Municipal Debt
              OH Tax-Free Income             Lehman Local GO Index                 OH Municipal Debt

              PNC Asset Management Group, Inc. ("PAMG") serves as the Fund's investment adviser. BlackRock Financial Management, Inc. ("BlackRock") serves as sub-adviser to each Portfolio.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
BOND          We intend this document to be an effective tool as you explore
PORTFOLIOS    different directions in fixed income investing.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. Some or all of the Portfolios may
BOND INVESTING   purchase mortgage-related, asset-backed, foreign and illiquid securities; enter into repurchase and reverse repurchase agreements and engage in leveraging techniques; lend portfo-lio securities to third parties; and enter into futures con-tracts and options. Each of the Pennsylvania, New Jersey and Ohio Tax-Free Income Portfolios (the "State-Specific Tax-Free
                 Portfolios") concentrates in the securities of issuers lo-cated in a particular state, and is non-diversified, which means that its performance may be dependent upon the perfor-mance of a smaller number of securities than the other Port-folios, which are considered diversified. See "What Addi-tional Investment Policies And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "HOW ARE SHARES PURCHASED" and "HOW ARE
CAPITAL FUNDS    SHARES REDEEMED?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  11
            What Are The Portfolios?.....................................  23
            What Are The Differences Among The Portfolios?...............  24
            What Types Of Securities Are In The Portfolios?..............  25
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  26
            What Additional Investment Policies And Risks Apply?.........  27
            Who Manages The Fund?........................................  40
            What Pricing Options Are Available To Investors?.............  46
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  48
            How Are Shares Purchased?....................................  50
            How Are Shares Redeemed?.....................................  52
            What Are The Shareholder Features Of The Fund?...............  54
            What Is The Schedule Of Sales Charges And Exemptions?........  57
            How Is Net Asset Value Calculated?...........................  63
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  64
            How Are Fund Distributions Taxed?............................  65
            How Is The Fund Organized?...................................  69
            How Is Performance Calculated?...............................  70
            How Can I Get More Information?..............................  72

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. The figures shown for the Interna-tional Bond Portfolio have been restated to reflect current expenses and fee waivers. Because no Investor B or Investor C Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond and Managed Income Portfolios and no Investor C Shares of the Core Bond Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Portfolios were out-standing during the fiscal year ended September 30, 1996, the figures shown for those share classes under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.


                                  LOW                            INTERMEDIATE                       INTERMEDIATE
                             DURATION BOND                      GOVERNMENT BOND                         BOND
                               PORTFOLIO                           PORTFOLIO                          PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
TRANSACTION
EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)         3.0%        None        None        4.0%        None        None        4.0%       None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)         None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends               None        None        None        None        None        None        None       None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%
12b-1
 fees(/3/)(/4/)           .00         .75         .75         .00         .75         .75         .00        .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)            .72         .72         .72         .72         .72         .72         .72        .72         .72
                       ------      ------      ------      ------      ------      ------      ------      -----       -----
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .32         .32         .32         .32         .32         .32         .32         .32         .32
                  ----        ----        ----        ----        ----        ----        ----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.02%       1.77%       1.77%       1.02%       1.77%       1.77%       1.02%       1.77%       1.77%
                       ======      ======      ======      ======      ======      ======      ======      =====       =====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in sub-sequent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse ex-penses, but have informed the Fund that they expect to waive fees and re-imburse expenses during the remainder of the current fiscal year as neces-sary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .80%, .75% and .77%, respectively, for Investor A Shares; and (ii) .80%, .75% and % respectively, for Investor B shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.30%, 1.25% and 1.27%, respectively, for Investor A Shares; and (iv) 2.05%, 2.00% and 1.77%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) dur-ing the current fiscal year. See "What are the Portfolios' Financial High-lights?" for information about interest paid by the Portfolios in connec-tion with their investment activity.

(4) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are The Key Considerations In Selecting A Pricing Option?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------

                                                                                                        MANAGED
                               CORE BOND                       GOVERNMENT INCOME                        INCOME
                               PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)         4.0%        None        None        4.5%        None        None        4.5%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)         None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends               None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .30%        .30%        .30%        .30%        .30%        .30%        .35%        .35%        .35%
12b-1
 fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)           .72         .72         .72         .72         .72         .72         .70         .70         .70
                       ------      ------      ------      ------      ------      ------      ------      ------      ------
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .32         .32         .32         .32         .32         .32         .30         .30         .30
                  ----        ----        ----        ----        ----        ----        ----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.02%       1.77%       1.77%       1.02%       1.77%       1.77%       1.05%       1.80%       1.80%
                       ======      ======      ======      ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .81%, 1.17% and .79%, respectively, for Investor A Shares; and (ii) .81%, .80% and .81%, respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.17%, 1.67% and 1.29%, respectively, for Investor A Shares; (iv) 2.06%, 2.42% and 2.02%, respectively, for Investor B Shares; and (v) 2.05%, 2.05% and 2.02%, re-spectively, for Investor C Shares. The Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year. See "What are the Portfolios' Financial Highlights?" for information about interest paid by the Portfolios in connection with their investment activity.

(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                                                                                                         PENNSYLVANIA
                              INTERNATIONAL BOND                    TAX-FREE INCOME                    TAX-FREE INCOME
                                   PORTFOLIO                           PORTFOLIO                          PORTFOLIO
                      INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)             5.0%        None        None        4.0%        None        None       4.0%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)             None        4.5%        1.0%        None        4.5%        1.0%       None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends                   None        None        None        None        None        None       None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES
 (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)               .50%        .50%        .50%        .30%        .30%        .30%       .30%        .30%        .30%
12b-1
 fees(/3/)(/4/)              .00         .75         .75         .00         .75         .75        .00         .75         .75
Other operating
 expenses (after
 fee waivers and
 expense
 reimbursements)(/3/)        .95         .95         .95         .72         .72         .72        .67         .72         .72
                           ------      ------      ------      ------      ------      ------      -----      ------      ------
 Shareholder
  servicing fee        .25         .25         .25         .25         .25         .25         .25        .25         .25
 Shareholder
  processing fee       .15         .15         .15         .15         .15         .15         .15        .15         .15
 Other expenses        .55         .55         .55         .32         .32         .32         .27        .32         .32
                      ----        ----        ----        ----        ----        ----        ----       ----        ----
Total Portfolio
 operating
 expenses
 (after fee
 waivers and
 expense
 reimbursements)(/3/)       1.45%       2.20%       2.20%       1.02%       1.77%       1.77%       .97%       1.77%       1.77%
                           ======      ======      ======      ======      ======      ======      =====      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in sub-sequent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .50% and .50%, respec-tively, and administration fees would be .23% for each class of each Port-folio. In addition, the Expense Summary reflects reimbursements made to the Tax-Free Income Portfolio by the adviser. PAMG and the Portfolios' adminis-trators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .88%, .87% and .80%, respectively, for Investor A Shares; (ii) .88%, .87% and .85%, respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iv) 1.43%, 1.37% and 1.30%, respectively, for Investor A Shares; and (v) 2.18%, 2.12% and 2.10%, re-spectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.

(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are the Key Considerations in Selecting a Pricing Op-tion?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                                      NEW JERSEY                             OHIO
                                    TAX-FREE INCOME                     TAX-FREE INCOME
                                       PORTFOLIO                           PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                 4.0%        None        None        4.0%        None        None
Maximum Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)                 None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested Dividends            None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)(/3/)                   .30%        .30%        .30%        .30%        .30%        .30%
12b-1 fees(/3/)(/4/)             .00         .75         .75         .00         .75         .75
Other operating expenses
 (after fee
 waivers)(/3/)                   .72         .72         .72         .72         .72         .72
                               ------      ------      ------      ------      ------      ------
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15         .15
 Other expenses            .32         .32         .32         .32         .32         .32
                          ----        ----        ----        ----        ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.02%       1.77%       1.77%       1.02%       1.77%       1.77%
                               ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the portfo-lios. Without waivers, advisory fees would be .50% and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse ex-penses during the remainder of the current fiscal year as necessary to maintain the Portfolios' total operating expenses at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .83% and 1.00%, respectively, for Investor A Shares and Investor B Shares; and (ii) 1.00% and 1.00% for Investor C Shares and "Total Portfolio operat-ing expenses" would be: (iii) 1.33% and 1.50% for Investor A Shares; (iv) 2.08% and 2.25% for Investor B Shares; and (v) 2.08% and 2.08% for Investor C Shares. The Portfolios do not expect to incur 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.

(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" on page 48. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Low Duration Bond Portfolio
 A Shares*                        $40        $61        $ 85      $151
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Intermediate Government Bond
 Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Intermediate Bond Portfolio
 A Shares*                         50         71          94       160
Core Bond Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Government Income Portfolio
 A Shares*                         55         76          99       164
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Managed Income Portfolio
 A Shares*                         55         77         100       167
International Bond Portfolio
 A Shares*                         64         94         125       215
 B Shares (Redemption)**           67        106         140       234***
 B Shares (No Redemption)          22         69         118       234***
 C Shares                          22         69         118       253
Tax-Free Income Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Pennsylvania Tax-Free Income
 Portfolio
 A Shares*                         50         70          91       154
 B Shares (Redemption)**           63         93         119       177***
 B Shares (No Redemption)          18         56          96       177***
 C Shares                          18         56          96       208
New Jersey Tax-Free Income
 Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***
 C Shares                          18         56          96       208
Ohio Tax-Free Income Portfolio
 A Shares*                         50         71          94       160
 B Shares (Redemption)**           63         93         119       179***
 B Shares (No Redemption)          18         56          96       179***

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares af-ter seven years.

The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolios will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERAT-ING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Port-folios' independent accountants. THE FINANCIAL STATEMENTS OF THE CORE BOND PORTFOLIO AND THE LOW DURATION BOND PORTFOLIO (FORMER-LY, THE SHORT GOVERNMENT BOND PORTFOLIO) FOR THE YEAR ENDED JUNE 30, 1995 WERE AUDITED BY OTHER AUDITORS. PLEASE REFER TO A RE-VISED AUDITOR'S REPORT UNDER "OTHER INFORMATION" WHICH MAKES REFERENCE TO THE AUDITS PERFORMED BY THOSE OTHER AUDITORS. This financial information should be read together with those finan-cial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder re-ports. Both the Statement of Additional Information and the an-nual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762. During the periods shown, no Investor B or Investor C Shares of the Low Duration Bond, Inter-mediate Government Bond, Intermediate Bond and Managed Income Portfolios and no Investor C Shares of the Core Bond, Government Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New-Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios were outstanding. The Intermediate Bond and Managed Income Portfolios do not currently offer Investor B or Investor C Shares and the Ohio Tax-Free Income Portfolio does not cur-rently offer Investor C Shares.

Financial Highlights
--------------------------------------------------------------------------------

(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          LOW DURATION BOND PORTFOLIO+
                (FORMERLY, THE SHORT GOVERNMENT BOND PORTFOLIO)

                                                   INVESTOR A SHARES
                                           APRIL 1, 1996     JANUARY 13, 1996(*)
                                              THROUGH              THROUGH
                                         SEPTEMBER 30, 1996    MARCH 31, 1996
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $ 9.79              $ 9.91
                                               ------              ------
 Net investment income                           0.25                0.10
 Net realized and unrealized loss on
  investments                                   (0.01)              (0.12)
                                               ------              ------
Net increase from investment operations          0.24               (0.02)
                                               ------              ------
Distributions from net investment
 income                                         (0.24)              (0.10)
Distributions from net realized capital
 gains                                             --                  --
                                               ------              ------
 Total dividends and distributions              (0.24)              (0.10)
                                               ------              ------
NET ASSET VALUE, END OF PERIOD                 $ 9.79              $ 9.79
                                               ======              ======
Total investment return(***)                     2.46%              (0.15)%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         1.02%**,/1/         1.01%**,/1/
 Excluding waivers                               1.30%**             1.21%**
Net investment income
 Excluding waivers                               5.20%**             4.94%**
SUPPLEMENTAL DATA:
                                                 4.92%**             4.74%**
Portfolio turnover                                228%                185%
Net assets, end of period (in
 thousands)                                    $  938              $  719

+ This Portfolio commenced operations on July 17, 1992 as the Short Duration Portfolio, a separate investment portfolio (the "Predecessor Low Duration Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabil-ities of the Predecessor Low Duration Bond Portfolio were transferred to this Portfolio, and were combined with the assets of a pre-existing portfo-lio of investments maintained by the Fund.
(*) Commencement of investment operations of share class.
(**) Annualized.
(***) Sales load not reflected in total return.

/1/Including interest expense, ratios would have been 1.12% for the year ended
   September 30, 1996 and 1.34% for the year ended March 31, 1996.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
               (FORMERLY, THE INTERMEDIATE GOVERNMENT PORTFOLIO)

                                       INVESTOR A SHARES
                                                                             FOR THE
                                                                              PERIOD
                            YEAR        YEAR        YEAR         YEAR       5/11/92/1/
                            ENDED       ENDED       ENDED        ENDED       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.03      $ 9.64      $10.60       $10.46        $10.05
                           ------      ------      ------       ------        ------
Income from investment
 operations
 Net investment income       0.55        0.55        0.53         0.54          0.24
 Net gain (loss) on
  investments (both
  realized and
  unrealized)               (0.13)       0.39       (0.87)        0.16          0.41
                           ------      ------      ------       ------        ------
 Total from investment
  operations                 0.42        0.94       (0.34)        0.70          0.65
                           ------      ------      ------       ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.53)      (0.55)      (0.52)       (0.54)        (0.24)
 Distributions from net
  realized capital gains      - -         - -       (0.10)       (0.02)          - -
                           ------      ------      ------       ------        ------
 Total distributions        (0.53)      (0.55)      (0.62)       (0.56)        (0.24)
                           ------      ------      ------       ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 9.92      $10.03      $ 9.64       $10.60        $10.46
                           ======      ======      ======       ======        ======
Total return                 4.36%/3/    9.98%/3/   (3.36)%/3/    6.84%/3/      6.64%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $5,903      $9,802      $8,508       $7,666        $1,484
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                0.95%/4/    0.70%/4/    0.65%        0.76%         0.80%/2/
 Before
  advisory/administration
  fee waivers                1.25%       1.07%       1.05%        0.84%         0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                5.64%       5.67%       5.24%        5.19%         5.28%/2/
 Before
  advisory/administration
  fee waivers                5.35%       5.30%       4.84%        5.11%         5.28%/2/
PORTFOLIO TURNOVER RATE       580%        247%          9%          80%           38%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Including interest expense, ratios would have been 1.14% for the year ended September 30, 1996 and 0.70% for the year ended September 30, 1995.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INTERMEDIATE BOND PORTFOLIO
                (FORMERLY, THE INTERMEDIATE-TERM BOND PORTFOLIO)

                                                 INVESTOR A SHARES
                                                                     FOR THE
                                                                      PERIOD
                                              YEAR       YEAR       5/20/94/1/
                                              ENDED      ENDED       THROUGH
                                             9/30/96    9/30/95      9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD        $9.43     $ 9.05        $ 9.23
                                              -----     ------        ------
Income from investment operations
 Net investment income                         0.52       0.54          0.20
 Net gain (loss) on investments (both
  realized and unrealized)                    (0.09)      0.38         (0.17)
                                              -----     ------        ------
 Total from investment operations              0.43       0.92          0.03
                                              -----     ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.51)     (0.54)        (0.21)
 Distributions from net realized capital
  gains                                       (0.03)       - -           - -
                                              -----     ------        ------
 Total distributions                          (0.54)     (0.54)        (0.21)
                                              -----     ------        ------
NET ASSET VALUE AT END OF PERIOD              $9.32     $ 9.43        $ 9.05
                                              =====     ======        ======
Total return                                   4.74%/3/  10.35%/3/      0.31%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)   $9.35     $  647        $   87
 Ratios of expenses to average net assets
 After advisory/administration fee waivers     0.97%/4/   0.76%/4/      0.85%/2/
 Before advisory/administration fee waivers    1.27%      1.19%         1.28%/2/
 Ratios of net investment income to average
  net assets
 After advisory/administration fee waivers     5.83%      5.89%         5.35%/2/
 Before advisory/administration fee waivers    5.53%      5.55%         4.92%/2/
 PORTFOLIO TURNOVER RATE                        670%       262%           92%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Including interest expense, ratios would have been 1.27% for the year ended September 30, 1996 and 0.84% for the year ended September 30, 1995.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              CORE BOND PORTFOLIO+

                           INVESTOR A SHARES        INVESTOR B SHARES
                           FOR THE      FOR THE     FOR THE        FOR THE
                           PERIOD        PERIOD      PERIOD        PERIOD
                           4/1/96      1/31/96(*)    4/1/96       3/18/96*
                           THROUGH      THROUGH     THROUGH        THROUGH
                           9/30/96      3/31/96     9/30/96        3/31/96
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period       $ 9.61        $ 9.99     $   9.61       $   9.58
                           ------        ------     --------       --------
 Net investment income       0.28          0.08         0.26           0.01
 Net realized and
  unrealized gains on
  investments               (0.06)        (0.38)       (0.07)          0.03
                           ------        ------     --------       --------
Net (decrease) increase
 from investment
 operations                  0.22         (0.30)        0.19           0.04
                           ------        ------     --------       --------
Dividends from net
 investment income          (0.28)        (0.08)       (0.25)         (0.01)
Distributions from net
 realized capital gains       - -           - -          - -            - -
 Total dividends and
  distributions             (0.28)        (0.08)         - -            - -
                           ------        ------     --------       --------
NET ASSET VALUE, END OF
 PERIOD                    $ 9.55        $ 9.61     $   9.55          $9.61
                           ======        ======     ========       ========
Total investment return
 (***)                       2.36%        (2.96)%       1.98%          0.33%
RATIOS TO AVERAGE NET
 ASSETS:
Expenses (**)                1.02%/1/      1.02%/1/     1.72%/1/       1.77%/1/
Excluding waivers (**)       1.31%         1.27%        2.01%          2.02%
Net investment income
 (**)                        6.29%         5.43%        5.68%          4.71%
Excluding waivers (**)       6.00%         5.19%        5.39%          4.46%
SUPPLEMENTAL DATA:
Portfolio turnover            308%          723%         308%           723%
Net assets, end of period
 (in thousands)            $  320        $   80     $  1,497       $     77

+ This Portfolio commenced operations on December 9, 1992 as the Core Fixed Income Portfolio, a separate investment portfolio (the "Predecessor Core Bond Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland business corporation. On January 13, 1996, the assets and liabil-ities of the Predecessor Core Bond Portfolio were transferred to this Port-folio, which had no prior operating history.
(*) Commencement of investment operations of share class.
(**) Annualized.

(***) Neither front-end sales load nor contingent deferred sales load is re-flected in total return.

/1/Including interest expense, ratios for the Investor A and Investor B Classes would have been 1.27% and 2.00%, respectively, for the period ended Septem-ber 30, 1996, and 1.11% and 1.86% for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          GOVERNMENT INCOME PORTFOLIO

                            INVESTOR A SHARES              INVESTOR B SHARES
                                         FOR THE                        FOR THE
                                         PERIOD                         PERIOD
                            YEAR       10/03/94/1/         YEAR       10/03/94/1/
                            ENDED        THROUGH           ENDED        THROUGH
                           9/30/96       9/30/95          9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.68        $10.00            $10.68       $ 10.00
                           ------        ------           -------       -------
Income from investment
 operations
 Net investment income       0.68          0.55              0.60          0.50
 Net gain (loss) on
  investments (both
  realized and
  unrealized)               (0.22)         0.68             (0.21)         0.68
                           ------        ------           -------       -------
 Total from investment
  operations                 0.46          1.23              0.39          1.18
                           ------        ------           -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.66)        (0.55)            (0.59)        (0.50)
 Distribution in excess
  of net investment
  income
 Distributions from net
  realized capital gains    (0.28)          - -             (0.28)          - -
 Distributions in excess
  of net realized gains       - -           - -               - -           - -
                           ------        ------           -------       -------
 Total distributions        (0.94)        (0.55)            (0.87)        (0.50)
                           ------        ------           -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $10.20        $10.68            $10.20       $ 10.68
                           ======        ======           =======       =======
Total return                 4.43%/3/     14.27%/3/          3.68%/3/     13.52%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $3,651        $2,990           $11,119       $10,188
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                0.91%/4/      0.37%/2/, /4/     1.64%/4/      1.05%/2/, /4/
 Before
  advisory/administration
  fee waivers                1.67%         1.81%/2/          2.40%         2.50%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                8.59%         6.89%/2/          7.81%         6.17%/2/
 Before
  advisory/administration
  fee waivers                7.83%         5.44%/2/          7.05%         4.72%/2/
PORTFOLIO TURNOVER RATE       434%          258%              434%          258%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

/4/Including interest expense, ratios for the Investor A and Investor B Shares would have been 2.96% and 3.69%, respectively, for the year ended September 30, 1996, and 0.92% and 1.60%, respectively, for the period ended September 30, 1995.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            MANAGED INCOME PORTFOLIO

                                       INVESTOR A SHARES
                                                                             FOR THE
                                                                              PERIOD
                            YEAR        YEAR        YEAR         YEAR       2/05/92/1/
                            ENDED       ENDED       ENDED        ENDED       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93      9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD        $10.38     $  9.79     $ 11.18      $10.74        $10.40
                           -------     -------     -------      ------        ------
Income from investment
 operations
 Net investment income        0.59        0.60        0.57        0.66          0.46
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                (0.20)       0.60       (1.19)       0.57          0.34
                           -------     -------     -------      ------        ------
 Total from investment
  operations                  0.39        1.20       (0.62)       1.23          0.80
                           -------     -------     -------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.58)      (0.60)      (0.60)      (0.66)        (0.46)
 Distribution in excess
  of net investment
  income                       - -       (0.01)      (0.02)        - -           - -
 Distributions from net
  realized capital gains     (0.10)        - -       (0.14)      (0.13)          - -
 Distributions in excess
  of net realized gains        - -         - -       (0.01)        - -           - -
                           -------     -------     -------      ------        ------
 Total distributions         (0.68)      (0.61)      (0.77)      (0.79)        (0.46)
                           -------     -------     -------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.09     $ 10.38     $  9.79      $11.18        $10.74
                           =======     =======     =======      ======        ======
Total return                  3.83%/3/   12.74%/3/   (5.76)%/3/  12.13%/3/      7.86%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $11,193     $11,977     $10,921      $7,252        $1,417
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.05%       1.05%       1.00%       0.84%         0.80%/2/
 Before
  advisory/administration
  fee waivers                 1.29%       1.25%       1.22%       0.88%         0.80%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 5.67%       5.96%       5.66%       6.09%         6.28%/2/
 Before
  advisory/administration
  fee waivers                 5.44%       5.76%       5.44%       6.05%         6.28%/2/
PORTFOLIO TURNOVER RATE        638%        203%         61%         72%           56%

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL BOND PORTFOLIO+

                           INVESTOR A SHARES INVESTOR B SHARES INVESTOR C SHARES
                                FOR THE           FOR THE           FOR THE
                                PERIOD            PERIOD            PERIOD
                              4/22/96/1/        4/19/96/1/        9/11/96/1/
                                THROUGH           THROUGH           THROUGH
                                9/30/96           9/30/96           9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD            $11.37            $11.36            $11.58
                                ------            ------            ------
Income from investment
 operations
 Net investment income            0.26              0.22              0.02
 Net (loss) gain on
  investments (both
  realized and
  unrealized)                     0.32              0.33              0.12
                                ------            ------            ------
  Total from investment
   operations                     0.58              0.55              0.14
                                ------            ------            ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.24)            (0.20)            (0.01)
 Distributions from net
  realized capital gains           - -               - -               - -
 In Excess of Net
  Realized Gains                   - -               - -               - -
                                ------            ------            ------
  Total distributions            (0.24)            (0.20)            (0.01)
                                ------            ------            ------
NET ASSET VALUE AT END OF
 PERIOD                         $11.71            $11.71            $11.71
                                ======            ======            ======
Total return/3/                   5.13%             4.90%             1.24%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)         $  176            $  136            $   19
 Ratios of expenses to
  average net assets              1.45%/2/          2.09%/2/          1.53%/2/
 Excluding waivers                1.86%/2/          2.49%/2/          1.93%/2/
 Ratios of net investment
  income to average net
  assets                          5.29%/2/          4.61%/2/          2.79%/2/
 Excluding waivers                4.88%/2/          4.21%/2/          2.38%/2/
PORTFOLIO TURNOVER RATE            108%              108%              108%

+ This Portfolio commenced operations on July 1, 1991 as the Compass Interna-tional Fixed Income Fund, a separate investment portfolio (the "Predecessor International Bond Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. The assets and liabilities of the Prede-cessor International Bond Portfolio were transferred to this Portfolio, which had no prior operating history, on February 13, 1996. For the periods pre-sented, this Portfolio received Sub-advisory services from another company that was unaffiliated with PAMG and BlackRock.

/1Commencement/of operations of share class.

/2Annualized./

/3Total/return does not reflect front-end sales load or contingent deferred sales load.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           TAX-FREE INCOME PORTFOLIO

                                                                                                                 INVESTOR B
                                               INVESTOR A SHARES                                                   SHARES
                                                                                                     FOR THE      FOR THE
                                                                                                      PERIOD       PERIOD
                            YEAR        YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/   7/18/96/1/
                            ENDED       ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH      THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90      9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.61      $10.04      $11.31       $10.60      $10.33      $ 9.91        $10.00      $ 10.74
                           ------      ------      ------       ------      ------      ------        ------      -------
Income from investment
 operations
 Net investment income       0.45        0.48        0.48         0.55        0.58        0.64          0.25         0.08
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.21        0.59       (0.93)        0.83        0.49        0.46         (0.11)        0.10
                           ------      ------      ------       ------      ------      ------        ------      -------
 Total from investment
  operations                 0.66        1.07       (0.45)        1.38        1.07        1.10          0.14         0.18
                           ------      ------      ------       ------      ------      ------        ------      -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.43)      (0.48)      (0.48)       (0.55)      (0.59)      (0.66)        (0.23)       (0.08)
 Distributions from net
  realized capital gains      - -       (0.02)      (0.34)       (0.12)      (0.21)      (0.02)          - -          - -
                           ------      ------      ------       ------      ------      ------        ------      -------
 Total distributions        (0.43)      (0.50)      (0.82)       (0.67)      (0.80)      (0.68)        (0.23)       (0.08)
                           ------      ------      ------       ------      ------      ------        ------      -------
NET ASSET VALUE AT END OF
 PERIOD                    $10.84      $10.61      $10.04       $11.31      $10.60      $10.33        $ 9.91      $ 10.84
                           ======      ======      ======       ======      ======      ======
Total return                 6.94%/3/   10.99%/3/   (4.19)%/3/   13.48%/3/   10.67%/3/   11.40%/3/      1.40%/3/     1.72%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $4,873      $6,591      $6,972       $7,831      $7,349      $3,510        $4,044      $    10
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                1.04%       1.00%       0.95%        0.57%       0.53%       1.00%         1.00%/2/     1.65%/2/
 Before
  advisory/administration
  fee waivers                1.37%       1.78%       2.18%        1.36%       1.67%       1.89%         1.70%/2/     1.98%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.67%       4.74%       4.53%        5.06%       5.56%       6.23%         6.56%/2/     3.84%/2/
 Before
  advisory/administration
  fee waivers                4.35%       3.96%       3.30%        4.27%       4.42%       5.34%         5.86%/2/     3.51%/2/
PORTFOLIO TURNOVER RATE       268%         92%         40%          71%         38%         95%           18%         268%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                   INVESTOR A SHARES                           INVESTOR B SHARES
                                                                 FOR THE                    FOR THE
                                                                  PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        12/1/92/1/     YEAR       10/03/94/1/
                            ENDED       ENDED       ENDED        THROUGH       ENDED        THROUGH
                           9/30/96     9/30/95     9/30/94       9/30/93      9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 10.33     $  9.82     $ 10.70       $ 10.00      $10.33        $ 9.82
                           -------     -------     -------       -------      ------        ------
Income from investment
 operations
 Net investment income        0.48        0.48        0.52          0.42        0.40          0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.11        0.51       (0.85)         0.73        0.11          0.51
                           -------     -------     -------       -------      ------        ------
 Total from investment
  operations                  0.59        0.99       (0.33)         1.15        0.51          0.93
                           -------     -------     -------       -------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.48)      (0.48)      (0.52)        (0.42)      (0.40)        (0.42)
 Distributions from net
  realized capital gains       - -         - -       (0.03)        (0.03)        - -           - -
                           -------     -------     -------       -------      ------        ------
 Total distributions         (0.48)      (0.48)      (0.55)        (0.45)      (0.40)        (0.42)
                           -------     -------     -------       -------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.44     $ 10.33     $  9.82       $ 10.70      $10.44        $10.33
                           =======     =======     =======       =======      ======        ======
Total return                  5.81%/3/   10.30%/3/   (3.06)%/3/    11.69%/3/   15.23%/3/      9.69%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $38,031     $42,775     $46,563       $35,934      $7,974        $4,008
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.00%       0.98%       0.41%         0.07%/2/    1.74%         1.57%/2/
 Before
  advisory/administration
  fee waivers                 1.30%       1.30%       1.01%         0.95%/2/    2.03%         1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 4.58%       4.88%       5.06%         5.19%/2/    3.81%         4.07%/2/
 Before
  advisory/administration
  fee waivers                 4.29%       4.56%       4.46%         4.31%/2/    3.51%         3.75%/2/
PORTFOLIO TURNOVER RATE        119%         66%         30%           40%        119%           66%

/1/Commencement of operations of share class.
/2/Annualized.

/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO+

                                    INVESTOR A SHARES        INVESTOR B SHARES
                                    FOR THE      FOR THE          FOR THE
                                    PERIOD        PERIOD          PERIOD
                                    2/1/96      1/26/96/1/       7/2/96/1/
                                    THROUGH      THROUGH          THROUGH
                                    9/30/96      1/31/96          9/30/96
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $11.61        $11.54          $11.15
                                    ------        ------          ------
Income from investment operations
 Net investment income                0.34           - -            0.09
 Net (loss) gain on investments
  (both realized and unrealized)     (0.34)         0.07            0.12
                                    ------        ------          ------
 Total from investment operations     0.00          0.07            0.21
                                    ------        ------          ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                             (0.34)          - -           (0.09)
 Distributions from net realized
  capital gains                        - -           - -             - -
                                    ------        ------          ------
 Total distributions                 (0.34)          - -           (0.09)
                                    ------        ------          ------
NET ASSET VALUE AT END OF PERIOD    $11.27        $11.61          $11.27
                                    ======        ======          ======
Total return/3/                      (0.01)%        0.63%           2.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $  894        $   14          $   30
 Ratios of expenses to average net
  assets                              1.01%/2/      1.02%/2/        1.74%/2/
 Excluding waivers                    1.33%/2/      1.36%/2/        2.06%/2/
 Ratios of net investment income to
  average net assets                  4.29%/2/      2.79%/2/        3.48%/2/
 Excluding waivers                    3.98%/2/      2.45%/2/        3.16%/2/
PORTFOLIO TURNOVER RATE                109%           26%            109%

+ This Portfolio commenced operations on July 1, 1991 as the New Jersey Munici-pal Bond Fund, a separate investment portfolio (the "Predecessor New Jersey Tax-Free Income Portfolio") of Compass Capital Group, which was organized as a Massachusetts business trust. On January 13, 1996, the assets and liabili-ties of the Predecessor New Jersey Tax-Free Income Portfolio were transferred to this Portfolio, which had no prior operating history.

/1Commencement/of operations of share class.

/2Annualized./

/3Neither/front-end sales load nor contingent deferred sales load is reflected in total return.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A SHARE AND INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH
PERIOD)

                         OHIO TAX-FREE INCOME PORTFOLIO

                                   INVESTOR A SHARES*                INVESTOR B SHARES
                                                        FOR THE                FOR THE
                                                         PERIOD                PERIOD
                            YEAR     YEAR     YEAR     12/1/92/1/    YEAR    10/13/94/1/
                            ENDED    ENDED    ENDED     THROUGH      ENDED     THROUGH
                           9/30/96  9/30/95  9/30/94    9/30/93     9/30/96    9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $10.05   $ 9.60   $10.53      $10.00     $10.05     $ 9.58
                           ------   ------   ------      ------     ------     ------
Income from investment
 operations
 Net investment income       0.46     0.52     0.53        0.36       0.38       0.42
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                0.10     0.45    (0.91)       0.53       0.10       0.47
                           ------   ------   ------      ------     ------     ------
 Total from investment
  operations                 0.56     0.97    (0.38)       0.89       0.48       0.89
                           ------   ------   ------      ------     ------     ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income         (0.46)   (0.52)   (0.53)      (0.36)     (0.38)     (0.42)
 Distributions from net
  realized capital gains      - -      - -    (0.02)        - -        - -        - -
                           ------   ------   ------      ------     ------     ------
 Total distributions        (0.46)   (0.52)   (0.55)      (0.36)     (0.38)     (0.42)
                           ------   ------   ------      ------     ------     ------
NET ASSET VALUE AT END OF
 PERIOD                    $10.15   $10.05   $ 9.60      $10.53     $10.15     $10.05
                           ======   ======   ======      ======     ======     ======
Total return/3/              5.66%   10.46%   (3.75)%      9.10%      4.78%      9.33%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $2,833   $3,303   $3,825      $2,386     $  161     $  106
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                0.91%    0.38%    0.10%       0.07%/2/   1.66%      1.17%/2/
 Before
  advisory/administration
  fee waivers                1.50%    1.45%    1.49%       2.58%/2/   2.26%      2.25%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                4.57%    5.42%    5.18%       4.90%/2/   3.80%      4.48%/2/
 Before
  advisory/administration
  fee waivers                3.98%    4.35%    3.79%       2.39%/2/   3.21%      3.41%/2/
PORTFOLIO TURNOVER RATE       136%      63%      61%         36%       136%        63%

/1Commencement/of operations of share class.

/2Annualized./

/3Neither/front-end sales load nor contingent deferred sales load is reflected in total return.

What Are The Portfolios?
--------------------------------------------------------------------------------
              The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

              The Bond Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spec-trum of investment alternatives within the fixed income sector. Seven of these Portfolios invest solely in taxable bonds and four of these Portfolios invest in tax-exempt bonds.

              In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the individual's investment goals and sentiments.

                    PORTFOLIO                   INVESTMENT OBJECTIVE
            Low Duration Bond          To realize a rate of return that
                                       exceeds the total return of the
                                       Merrill Lynch 1-3 year Treasury Index.
            Intermediate Government    To seek current income consistent with
             Bond, Intermediate Bond,  the preservation of capital.
             Government Income,
             Managed Income and
             International Bond
            Core Bond                  To realize a total rate of return that
                                       exceeds the total return of the Lehman
                                       Brothers Aggregate Index.
            Tax-Free Income,           To seek as high a level of current
             Pennsylvania Tax-Free     income exempt from Federal income tax
             Income, New Jersey Tax-   and, to the extent possible for each
             Free Income and Ohio Tax- State-Specific Tax-Free Portfolio,
             Free Income               income tax of the specific state in
                                       which the Portfolio concentrates, as
                                       is consistent with preservation of
                                       capital.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS:

                                          DOLLAR-
                                         WEIGHTED
                                          AVERAGE                                MIN
                    PERFORMANCE          MATURITY          CREDIT QUALITY      CREDIT
  PORTFOLIO          BENCHMARK*       (APPROXIMATE)**      CONCENTRATION       QUALITY
Low Duration      Merrill 1-3 Year       3-5 Years          Gov't/Agency         AAA
 Bond              Treasury Index
Intermediate      Lehman Brothers       5-10 Years          Gov't/Agency         AAA
 Gov't Bond      Intermediate Gov't
Intermediate      Lehman Brothers       5-10 Years        Investment Grade       BBB
 Bond               Intermediate                              Spectrum
                     Gov't/Corp
Core Bond         Lehman Aggregate      5-10 Years        Investment Grade       BBB
                                                              Spectrum
Gov't Income     Lehman Mortgage/10     10-15 Years         Gov't/Agency         AAA
                   Year Treasury
Managed           Lehman Aggregate      5-10 Years        Investment Grade       BBB
 Income                                                       Spectrum
International     Salomon Non-U.S.      5-15 Years            AA, AAA,           BBB
 Bond               Hedged World                            Gov't/Agency
               Government Bond Index
Tax-Free       Lehman Municipal Bond    10-15 Years       Investment Grade       BBB
 Income                Index                                  Spectrum
PA Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
NJ Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum
OH Tax-Free                             10-15 Years       Investment Grade       BBB
 Income        Lehman Local GO Index                          Spectrum

 * For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

** The Portfolios' sub-adviser will normally attempt to structure the Portfo-lios to have comparable durations to the benchmarks. Duration, which mea-sures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

What Types Of Securities Are In The Portfolios?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in each Portfolio according to the following designations:

  Yes:The Portfolio will hold a significant concentration of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  Temp.: Temporary; the Portfolio may purchase these securities, but under nor-mal market conditions is not expected to do so.

  No:  The Portfolio may not purchase these securities.

                                             NON                    FOREIGN
                                           AGENCY/                SECURITIES/
                                   AGENCY COMMERCIAL               CURRENCY
               TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/    RISK     MUNICIPALS
Low Duration      Yes       Yes     Yes     Elig.    Elig. Elig.      No        Elig.
 Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes  Elig.      No        Elig.
 Gov't Bond
Intermediate      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
 Bond
Core Bond         Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Gov't Income      Yes       Yes     Yes     Elig.     Yes   Yes       No        Elig.
Managed           Yes       Yes     Yes     Elig.     Yes   Yes      Elig.      Elig.
 Income
International    Elig.     Elig.   Elig.    Elig.    Elig. Elig.      Yes       Elig.
 Bond
Tax-Free         Temp.       No      No       No      No     No       No         Yes
 Income
PA Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
NJ Tax-Free      Temp.       No      No       No      No     No       No         Yes
 Income
OH Tax Free      Temp.       No      No       No      No     No       No         Yes
 Income

/1/MBS = mortgage-backed securities
/2/ABS = asset-backed securities

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------

A Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be pro-vided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(3) in the case of each Tax-Free Portfolio (as defined below), invest less than 80% of its net assets in Municipal Obligations (as defined below), except during defensive periods or during periods of unusual market conditions.

Restriction 1 does not apply to the State-Specific Tax-Free Portfolios. In-stead, as a non-fundamental investment restriction, each State-Specific Tax-Free Portfolio will not invest in securities (except U.S. Government securi-ties) that would cause, at the end of any tax quarter (plus any additional grace period), more than 5% of its total assets to be invested in securities of any one issuer, except that up to 50% of a Portfolio's total assets may be in-vested without regard to this limitation so long as no more than 25% of the Portfolio's total assets are invested in any one issuer (except U.S. Government securities).

The investment limitations stated above are applied at the time investment se-curities are purchased.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------

INVESTMENT QUALITY. Securities acquired by the Low Duration Portfolio, Interme-diate Government Bond Portfolio and Government Income Portfolio will be rated in the highest rating category at the time of purchase or, if unrated, of com-parable quality as determined by the Portfolios' sub-adviser. Securities ac-quired by the other Portfolios will be rated investment grade at the time of purchase (within the four highest rating categories by Standard & Poor's Rat-ings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. or Fitch Investor Services, Inc.) or, if unrated, of comparable quality as determined by the Portfolios' sub-adviser. Securities rated "Baa" on "BBB" are generally considered to be investment grade although they have specu-lative characteristics. If a security's rating is reduced below the minimum rating that is permitted for a Portfolio, the Portfolio's sub-adviser will con-sider whether the Portfolio should continue to hold the security.

INVESTMENT CONCENTRATION. Each Portfolio will normally invest at least 80% of the value of its total assets in debt securities. The Intermediate Government Bond Portfolio and Government Income Portfolio (the "Government Portfolios") will invest at least 65% of their total assets in obligations issued or guaran-teed by the U.S. Government, its agencies or instrumentalities and related re-purchase agreements during normal market conditions. Under normal market condi-tions, the International Bond Portfolio will invest at least 65% of its total assets in the debt obligations of foreign issuers located in at least three different foreign countries. The Pennsylvania Tax-Free Income Portfolio, New Jersey Tax-Free Income Portfolio and Ohio Tax-Free Income Portfolio (the "State-Specific Tax-Free Portfolios") and the Tax-Free Income Portfolio (to-gether with the "State-Specific Tax-Free Portfolios," the "Tax-Free Portfo-lios") will invest, during normal market conditions, at least 80% of their net assets in obligations issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular Federal in-come tax and is not an item of tax preference for purposes of the Federal al-ternative minimum tax ("Municipal Obligations"). In addition, each State-Spe-cific Tax-Free Portfolio intends to invest at least 65% of its net assets in Municipal Obligations of issuers located in the particular state indicated by its name. The Tax-Free Income Portfolio intends to invest no more than 25% of its net assets in Municipal Obligations of issuers located in the same state. During temporary defensive periods each Tax-Free Portfolio may invest without limitation in securities that are not Municipal Obligations and may hold with-out limitation uninvested cash reserves.

FOREIGN INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. The Managed Income Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Investing in securities of foreign issuers involves consid-erations not typically associated with investing in securities of companies or-ganized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Portfo-lio's foreign investments may be less liquid and their prices may be more vola-tile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities ex-changes, brokers and issuers in foreign countries than in the United States.

Foreign investments may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality;
(b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Commu-nity; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign curren-cies; (e) debt obligations denominated in the European Currency Unit (ECU); and
(f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Because the securities markets in these countries are highly developed, the In-ternational Bond Portfolio may invest more than 25% of its total assets in the securities of issuers located in Canada, France, Germany, Japan and the United Kingdom. Investments of 25% or more of the Portfolio's total assets in a par-ticular country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries.

To maintain greater flexibility, the International Bond Portfolio may invest in instruments which have the characteristics of futures contracts. These instru-ments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a currency or com-modity at a future point in time. The risks of such investments could reflect the risks of investing in futures, currencies and securities, including vola-tility and illiquidity.

The expense ratio of the International Bond Portfolio can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as higher investment research costs, higher foreign custody costs, higher commission costs and additional costs arising from delays in settlements of transactions involving foreign securities.

MUNICIPAL INVESTMENTS. The two principal classifications of Municipal Obliga-tions are "general obligation" securities and "revenue" securities. General ob-ligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue se-curities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being fi-nanced. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also in-clude "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Also included within the general category of Municipal Obligations are partici-pation certificates in a lease, an installment purchase contract, or a condi-tional sales contract ("lease obligations") entered into by a state or politi-cal subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obli-gations, the state or governmental body has no obligation to make these pay-ments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, dis-position of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities.

Each Tax-Free Portfolio may invest up to 20% of its total assets in private ac-tivity bonds the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT Paper") when added together with any other taxable investments held by the Portfolio. In addition, each Tax-Free Portfolio may invest 25% or more of its assets in Municipal Obligations the in-terest on which is paid solely from revenues of similar projects. To the extent a Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

The Tax-Free Income Portfolio is classified as a diversified portfolio, and the State-Specific Tax-Free Portfolios are classified as non-diversified portfo-lios, under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-di-versified portfolio more than it would a diversified portfolio.

Each Tax-Free Portfolio may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a spec-ified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commit-ment relates. The Tax-Free Portfolios may also invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests.

The amount of information regarding the financial condition of issuers of Mu-nicipal Obligations may be less extensive than the information for public cor-porations, and the secondary market for Municipal Obligations may be less liq-uid than that for taxable obligations. Accordingly, the ability of a Portfolio to buy and sell Municipal Obligations may, at any particular time and with re-spect to any particular securities, be limited. In addition, Municipal Obliga-tions purchased by the Portfolios include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to a Municipal Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issu-ance. The Fund and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolios (except the Tax-Free Portfolios) may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolios may acquire several types of mortgage-related securities, in-cluding guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are con-verted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of a Portfolio, the ma-turity of mortgage-related and other asset-backed securities held by the Port-folio will be based on estimates of average life which take prepayments into account. The average life of a mortgage- related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backedsecurities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

The Portfolios may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities contain-ing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that under some circumstances, PNC

Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with their in-vestment objectives, the Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors. The International Bond Portfolio also may purchase "stripped" se-curities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that re-ceives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

Each Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with their investment objectives, the Portfolios (except the Tax-Free Portfolios) may invest in debt obligations of domestic or foreign corporations and banks, and may acquire com-mercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obliga-tions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by gov-ernment regulation. The Portfolios may also make interest-bearing savings de-posits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S.

Government such as the Government National Mortgage Association are supported by the United States' full faith and credit; others such as those of the Fed-eral National Mortgage Association and the Student Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mort-gage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obli-gated to do so by law.

INTEREST RATE AND CURRENCY TRANSACTIONS. The Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfo-lios may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration manage-ment technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

In addition, the International Bond Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future ex-change rates. The Portfolio may engage in foreign currency exchange transac-tions in connection with the purchase and sale of portfolio securities (trans-action hedging) and to protect the value of specific portfolio positions (posi-tion hedging). The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts (futures contracts). The Portfolio may also purchase ex-change-listed and over-the-counter call and put options on futures contracts and on foreign currencies, and may write covered call options on up to 100% of the currencies in its portfolio. In order to protect against currency fluctua-tions, the International Bond Portfolio may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earn-ing additional income, which may be deemed speculative, or, with respect to the International Bond Portfolio, cross-hedging. These options may relate to par-ticular securities, securities indices, or the yield differential between two securities or, in the case of the International Bond Portfolio, foreign curren-cies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call op-tions when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Op-tions trading is a highly specialized activity that entails greater than ordi-nary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clear-ing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, a Portfolio makes cash contributions to a de-posit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. Each Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recover-ing the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for a Portfolio. The absence of an active secondary market with respect to particular variable and floating rate instruments, however, could make it difficult for a Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be made through reverse repurchase agreements under which a Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolios may use the proceeds of reverse repurchase agree-ments to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios (except the Tax-Free Portfolios) may use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the secu-rities may not be returned to the Portfolio. During the time a reverse repur-chase agreement is outstanding, a Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropri-ate liquid debt securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its to-tal assets. In addition, a Portfolio (except the Tax-Free Portfolios) may bor-row up to an additional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a share-holder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. Each Portfolio may purchase securities which are not registered un-der the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is deter-mined by the Portfolios' sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increas-ing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Port-folio to purchase or sell particular securities with payment and delivery tak-ing place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a security that it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, each Portfolio (except the Tax-Free Portfolios) may enter into dollar roll transactions. A dollar roll trans-action involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar secu-rity at a later date at an agreed-upon price. The securities that are repur-chased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepay-ment histories than those sold. During the period between the sale and repur-chase, a Portfolio will not be entitled to receive interest and principal pay-ments on the securities sold. Proceeds of the sale will be invested in addi-tional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the in-come, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what the per-formance would have been without the use of dollar rolls. At the time a Portfo-lio enters into a dollar roll transaction, it will place in a segregated ac-count maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including ac-crued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, together with its reverse re-purchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties a Portfolio is required to purchase may decline below the agreed upon re-purchase price of those securities. If the broker/dealer to whom a Portfolio sells securities becomes insolvent, the Portfolio's right to purchase or repur-chase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully em-ployed.

SHORT SALES. The Portfolios may only make short sales of securities "against-the-box." A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolios may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," a Portfolio forgoes an opportunity for capital appreciation in the security.

PORTFOLIO TURNOVER RATES. The past portfolio turnover rates of the Portfolios are set forth above under "What Are the Portfolios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolios can be expected to vary inversely with changes in prevailing inter-est rates. Fixed income securities with longer maturities, which tend to pro-duce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolios are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Portfolio's assets will vary within the limits stated above under "What Are the Differences Among the Portfolios?" based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolios' sub-adviser will normally attempt to structure each Portfolio to have a comparable duration to its benchmark as stated for that section, there can be no assurance that it will be able to do so at all times.

STATE-SPECIFIC TAX-FREE PORTFOLIOS--ADDITIONAL RISK CONSIDERATIONS. The concen-tration of investments by the State-Specific Tax-Free Portfolios in state-spe-cific Municipal Obligations raises special investment considerations. In par-ticular, changes in the economic condition and governmental policies of a state and its political subdivisions could adversely affect the value of a Portfo-lio's shares. Certain matters relating to the states in which the State-Spe-cific Tax-Free Portfolios invest are described below. For further information, see "Special Considerations Regarding State-Specific Municipal Obligations" in the Statement of Additional Information.

Pennsylvania. Although the General Fund of the Commonwealth (the principal op-erating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases resulted in surpluses the following four years; as of June 30, 1995, the General Fund had a surplus of $688.3 million. The deficit in the Commonwealth's unreserved/ undesignated funds also have been eliminated. Rising unemployment, a relatively high proportion of persons 65 and older in the Commonwealth and court ordered increases in healthcare reimburse-ment rates place increased pressures on the tax resources of the Commonwealth and its municipalities. The Commonwealth has sold a substantial amount of bonds over the past several years, but the debt burden remains moderate. Employment growth has shifted to the trade and service sectors, with losses in more high-paid manufacturing positions. A new governor took office in January 1995, but the Commonwealth has continued to show fiscal restraint.

New Jersey. The State of New Jersey generally has a diversified economic base consisting of, among others, commerce and service industries, selective commer-cial agriculture, insurance, tourism, petroleum refining and manufacturing, al-though New Jersey's manufacturing industry has experienced a downward trend in the last few years. New Jersey is a major recipient of Federal assistance and, of all the states, is among the highest in the amount of Federal aid received. Therefore, a decrease in Federal financial assistance may adversely affect the finan-cial condition of New Jersey and its political subdivisions and instrumentali-ties. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary periods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and the ability of New Jersey and its political subdivisions and instrumentalities to meet their financial obligations. In addition, New Jersey maintains a balanced budget which restricts total appropriation in-creases to only 5% annually with respect to any municipality or county, the balanced budget plan may actually adversely affect a particular municipality's or county's ability to repay its obligations.

Ohio. While diversifying more into the service and other non-manufacturing areas, the economy of Ohio continues to rely in part on durable goods manufac-turing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an im-portant segment of the Ohio economy with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In past years, the State's overall unemployment rate has been somewhat higher than the national figure. The unemployment rate and its effects vary among particular geographic areas of the State. There can be no assurance that future national, regional or state-wide economic difficulties and the resulting impact on State or local government finances generally will not adversely affect the market value of Ohio Municipal Obligations held in the Portfolio or the ability of particular obligors to make timely payments of debt service on (or lease pay-ments relating to) those obligations.

Who Manages The Fund?
-------------------------------------------------------------------------------
BOARD OF         The business and affairs of the Fund are managed under the
TRUSTEES         direction of its Board of Trustees. The following persons
                 currently serve on the Board:

                   William O. Albertini--Executive Vice President and Chief Financial Officer of Bell Atlantic Corporation.

                   Raymond J. Clark--Treasurer of Princeton University.

                   Robert M. Hernandez--Vice Chairman and Chief Financial Of-ficer of USX Corporation.

                   Anthony M. Santomero--Deputy Dean of The Wharton School, University of Pennsylvania.

                   David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

ADVISER AND
SUB-ADVISERS     The Adviser to the Compass Capital Funds is PNC Asset Manage-
                 ment Group ("PAMG"). Each of the Portfolios within the Com-pass Capital Fund family is managed by a specialized portfo-lio manager who is a member of PAMG's fixed income portfolio management subsidiary, BlackRock Financial Management, Inc.
                 ("BlackRock"). BlackRock has its primary offices at 345 Park
                 Avenue, New York, New York 10154.

                 The eleven Portfolios and their portfolio managers are as follows:

 COMPASS CAPITAL PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------    -------------------------------------------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Michael P. Lustig; Vice President of BlackRock
                              since 1989; Portfolio co-manager since 1994.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
 Intermediate Government Bond Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.

 COMPASS CAPITAL PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------    -------------------------------------------------
 Core Bond                    Scott Amero (see above); Mr. Amero has been
                              Portfolio manager since its inception.
 Government Income            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Managed Income               Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 International Bond           Andrew Gordon [add Gordon bio]
 Tax-Free Income              Kevin Klingert; portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill, Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

                 PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-adviser are entitled to fees, com-puted daily on a Portfolio-by-Portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolios?" PAMG and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG, and do not represent an extra charge to the Portfolios.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                              EACH PORTFOLIO
                         EXCEPT THE INTERNATIONAL
                              BOND PORTFOLIO       INTERNATIONAL BOND PORTFOLIO
                         ------------------------- ----------------------------------
AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY   INVESTMENT         SUB-ADVISORY
 ASSETS                  ADVISORY FEE     FEE       ADVISORY FEE            FEE
-----------------        ------------ ------------ --------------      --------------
first $1 billion             .500%        .350%                  .550%               .400%
$1 billion--$2 billion       .450         .300                   .500                .350
$2 billion--$3 billion       .425         .275                   .475                .325
greater than $3 billion      .400         .250                   .450                .300

                 For the twelve months ended September 30, 1996, the Portfo-lios (other than the Low Duration Bond, Core Bond, Interna-tional Bond and New Jersey Tax-Free Income Portfolios) paid investment advisory fees at the following annual rates (ex-pressed as a percentage of average daily net assets) after voluntary fee waivers: Intermediate Government Bond Portfo-lio, .28%; Intermediate Bond Portfolio, .30%; Government In-come Portfolio, .30%; Managed Income Portfolio, .35%; Tax-Free Income Portfolio, .28%; Pennsylvania Tax-Free Income Portfolio, .29%; and Ohio Tax-Free Income Portfolio, .06%. For the period from April 1, 1996 through September 30, 1996, the Low Duration Bond and Core Bond Portfolios paid invest-ment advisory fees, after voluntary fee waivers, at the an-nual rates of .30% and .30% of their respective average daily net assets. For the periods from February 1, 1996 and Febru-ary 13, 1996, respectively, through September 30, 1996, the New Jersey Tax-Free Income and International Bond Portfolios paid investment advisory fees, after voluntary fee waivers, at the annual rates of .30% and .55% of their respective av-erage daily net assets.

              The Portfolios' sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed through registered broker/dealers who have entered into dealer agreements with Compass Capital's dis-tributor, subject to the requirements of best execution.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio.

              For information about the operating expenses the Portfolios paid for the most recent fiscal period, see "What Are the Expenses of the Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION
AND SERVICE   Under the Fund's Distribution and Service Plan (the "Plan"), In-
PLAN          vestor Shares of the Portfolios bear the expense of payments
              ("distribution fees") made to CDI, as the Fund's distributor
              (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to com-pensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribu-tion fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, financial institutions and industry pro-fessionals ("Service Organizations") for sales support serv-ices and related expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of each Portfolio's outstanding In-vestor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Distribu-tor, PAMG, the Administrators and other companies that re-ceive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them.

                 Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the follow-ing services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting customers in designating and changing divi-dend options, account designations and addresses; and provid-ing other similar shareholder liaison services. In considera-tion for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such cus-tomers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                 Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to PAMG and the Administra-tors, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and process-ing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicita-tions, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equita-ble.

What Pricing Options Are Available To Investors?
--------------------------------------------------------------------------------

                 The Bond Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes. These options are described below:

                 A SHARES (FRONT-END LOAD)
                  One time, front-end sales charge at time of purchase
                  No charges or fees at any time for redeeming shares
                  Lower ongoing expenses
                  Free exchanges with other A Shares in the Compass Capital Funds family

                 A Shares may make sense for investors with a long-term in-vestment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

                 B SHARES (BACK-END LOAD)
                  No front-end sales charge at time of purchase
                  Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%

                  Free exchanges with other B Shares in the Compass Capital Funds family
                  Automatically convert to A Shares seven years from purchase

                 B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

                 C SHARES (LEVEL LOAD)

                  No front-end sales charge at time of purchase

                  Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

                  Free exchanges with other C Shares in the Compass Capital Funds family

                 C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

 Government Income and Managed Income Portfolios:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.50%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

 Low Duration Bond Portfolio:

                           A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge.................  3.00%          0.00%                 0.00%
  12b-1 Fee...............  0.00%*         0.75%                 0.75%
  CDSC (Redemption
   Charge)................  0.00%       4.50%-0.00%              1.00%
                                      (Depends on when    (If redeemed within
                                    shares are redeemed) 12 months of purchase)

 International Bond Portfolio:

                           A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge.................  5.00%          0.00%                 0.00%
  12b-1 Fee...............  0.00%*         0.75%                 0.75%
  CDSC (Redemption
   Charge)................  0.00%       4.50%-0.00%              1.00%
                                      (Depends on when    (If redeemed within
                                    shares are redeemed) 12 months of purchase)

*The Portfolios do not expect to incur any 12b-1 fees with respect to Investor
 A Shares during the current fiscal year.

Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

What Are The Key Considerations In Selecting A Pricing Option?
-------------------------------------------------------------------------------
In deciding which class of Investor Shares to purchase, investors should con-sider the following:

Intended Holding Period. Over time, the cumulative distribution fees on a Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfolio). Thereafter, Investor B Shares and Investor C Shares would bear higher aggregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional in-vested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of seven years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--seven years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This de-ferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to In-vestor A Shares of the Portfolio at the end of six years after purchase. For more information about Investor B Shares purchased before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the applicable initial sales charges applicable to the Investor A Shares.

Reduced Sales Charges. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be ad-vantageous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any pur-chase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

Waiver of Sales Charges. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their en-tire purchase price to be immediately invested in a Portfolio. The contingent deferred sales charge may be waived upon redemption of certain Investor B Shares or Investor C Shares.

How Are Shares Purchased?
--------------------------------------------------------------------------------
GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or em-ployees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares of the Portfolios may be purchased through brokers which have entered into dealer agreements with the Distributor. Pur-chase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares, and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. East-ern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt in-quiry. The issuance of shares is recorded on the books of the Fund. No certifi-cates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to modify or waive the minimum ini-tial or subsequent investment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------
REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge, if applicable, there is no charge for a re-demption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B or Investor C Shares in the same Portfolio, the Investor A Shares will be re-deemed first unless the shareholder indicates otherwise. If a redeeming share-holder owns both Investor B Shares and Investor C Shares in the same Portfolio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the required minimum initial investment as the re-sult of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Un-less another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption pro-ceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------
Compass Capital Funds offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor Shares of each Portfolio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset values. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Del-aware call collect (302) 791-1194) to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writ-ing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For

Federal income tax purposes, a share exchange is a taxable event and, accord-ingly, a capital gain or loss may be realized. Before making an exchange re-quest, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to invest-ors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an ac-count's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applica-ble CDSC.

What Is The Schedule Of Sales Charges And Exemptions?
--------------------------------------------------------------------------------
INVESTOR A    Investor A Shares are subject to a front-end sales charge deter-
SHARES        mined in accordance with the following schedules:

 Low Duration Bond Portfolio:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    3.00%      3.09%       2.50%
  $25,000 but less than $50,000        2.75       2.83        2.25
  $50,000 but less than $100,000       2.50       2.56        2.00
  $100,000 but less than $250,000      2.00       2.04        1.75
  $250,000 but less than $500,000      1.50       1.52        1.25
  $500,000 but less than $1,000,000    1.00       1.01        0.75
  $1,000,000 and over                  0.00*      0.00*       0.75**

 Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    4.00%      4.17%       3.50%
  $25,000 but less than $50,000        3.75       3.90        3.25
  $50,000 but less than $100,000       3.50       3.63        3.00
  $100,000 but less than $250,000      3.00       3.09        2.50
  $250,000 but less than $500,000      2.00       2.04        1.50
  $500,000 but less than $1,000,000    1.00       1.01        0.75
  $1,000,000 and over                  0.00*      0.00*       0.75**

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.
** The Distributor may pay placement fees to dealers of up to 0.75% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

 Government Income and Managed Income Portfolios:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    4.50%      4.71%       4.00%
  $25,000 but less than $50,000        4.25       4.70        3.75
  $50,000 but less than $100,000       4.00       4.17        3.50
  $100,000 but less than $250,000      3.50       3.63        3.00
  $250,000 but less than $500,000      2.50       2.56        2.00
  $500,000 but less than $1,000,000    1.50       1.52        1.25
  $1,000,000 and over                  0.00*      0.00*       1.00**

 International Bond Portfolio:

                                                           REALLOWANCE
                                                               OR
                                       SALES                PLACEMENT
                                     CHARGE AS    SALES       FEES
                                         %      CHARGE AS  TO DEALERS
                                        OF          %       (AS % OF
        AMOUNT OF TRANSACTION        OFFERING    OF NET     OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE   PRICE)
  Less than $25,000                    5.00%      5.26%       4.50%
  $25,000 but less than $50,000        4.75       4.99        4.25
  $50,000 but less than $100,000       4.50       4.71        4.00
  $100,000 but less than $250,000      4.00       4.17        3.50
  $250,000 but less than $500,000      3.00       3.09        2.50
  $500,000 but less than $1,000,000    2.00       2.04        1.50
  $1,000,000 and over                  0.00*      0.00*       1.00**

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.
** The Distributor may pay placement fees to dealers of up to 1.00% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers. In addition, certain dealers who enter into an agreement to provide extra training and information on products, or marketing and related services, and who increase sales of shares may also receive additional payments from the Dis-tributor. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-adviser or trans-fer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of bro-kers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge:
(a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other finan-cial institution. INVESTORS WHO QUALIFY FOR ANY OF THESE EXEMPTIONS FROM THE SALES CHARGE MUST PURCHASE INVESTOR A SHARES.

QUALIFIED PLANS. The sales charge (as a percentage of the offering price) pay-able by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Investor Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Low Duration Bond Portfolio.) The above schedules will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an organized group may include, for example, a trustee or other fidu-ciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge or the total amount of an investor's initial in-vestment in such shares, less redemptions (whichever is greater) may be com-bined with the amount of the investor's current purchase in determining the ap-plicable sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF INVESTOR A SHARES MUST BE CALLED TO THE ATTENTION OF PFPC BY THE INVESTOR AT THE TIME OF THE CURRENT PURCHASE.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a share-holder has a one-time right, to be exercised within 45 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the re-investment in writing by the purchaser, or by his or her broker, at the time the purchase is made in order to eliminate a sales charge. An investor should consult a tax adviser concerning the tax consequences of use of the reinvest-ment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent de-ferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the investor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. THE INVESTOR MUST INSTRUCT PFPC UPON MAKING SUBSEQUENT PURCHASES THAT SUCH PURCHASES ARE SUBJECT TO A LETTER OF INTENT. All dividends and capi-tal gains of a Portfolio that are invested in additional Investor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will receive commissions equal to 4.0% of the Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages The Fund?" These commissions and payments may be different than the reallowances or placement fees paid to dealers in connection with sales of Investor A Shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                         CONTINGENT DEFERRED
                                         SALES CHARGE (AS A
        NUMBER OF YEARS              PERCENTAGE OF DOLLAR AMOUNT
    ELAPSED SINCE PURCHASE             SUBJECT TO THE CHARGE)
Less than one                                   4.50%
More than one, but less than two                4.00
More than two, but less than three              3.50
More than three, but less than four             3.00
More than four, but less than five              2.00
More than five, but less than six               1.00
More than six, but less than seven              0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will receive commissions equal to 1.0% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribu-tion and Service Plan as described above under "Who Manages the Fund?" These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in con-nection with: (1) exchanges described in "What Are the Shareholder Features of the Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (4) involuntary redemptions of Investor B or Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (5) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above un-der "What Are the Shareholder Features of the Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B or Investor C Shares acquired through the reinvestment of dividends or dis-tributions.

When an investor redeems Investor B or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B and Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distributions) and after that from the shares that have been held the longest.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------
Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Portfolio unless a share-holder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. Each Portfolio declares a dividend each day on "set-tled" shares (i.e., shares for which the particular Portfolio has received pay-ment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic pro-jections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Portfolio at least an-nually.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Each Tax-Free Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the re-ceipt of "exempt interest dividends" on their Federal income tax returns, and in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain ad-justments for alternative minimum and environmental tax purposes. In addition, investors should be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from private activity bonds. Shareholders who are recipients of Social Security Act or Railroad Re-tirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

Each Tax-Free Portfolio will determine annually the percentages of its net in-vestment income which are exempt from the regular Federal income tax, which constitute an item of tax preference for Federal alternative minimum tax pur-poses, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption, or transfer. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determin-ing gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of another Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Any loss upon the sale or exchange of shares held for six months or less will be disallowed for Federal income tax purposes to the extent of any exempt in-terest dividends received by the shareholder. For the Ohio Tax-Free Income Portfolio, the loss will be disallowed for Ohio income tax purposes to the same extent, even though, for Ohio income tax purposes, some portion of such divi-dends actually may have been subject to Ohio income tax.

It is expected that dividends and certain interest income earned by the Inter-national Bond Portfolio from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including gen-erally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Portfolio intends to make this election. As a result, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder generally will be entitled either (a) to credit a proportionate amount of such taxes against U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such pro-portionate amounts from U.S. income, should the shareholder so choose.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. Except as discussed below, dividends paid by each Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Infor-mation.

PENNSYLVANIA TAX CONSIDERATIONS. Income received by a shareholder attributable to interest realized by the Pennsylvania Tax-Free Income Portfolio from Penn-sylvania Municipal Obligations or attributable to insurance proceeds on account of such interest, is not taxable to indi-viduals, estates or trusts under the Personal income tax (in the case of insur-ance proceeds, to the extent they are exempt for Federal Income Tax purposes); to corporations under the Corporate Net Income Tax (in the case of insurance proceeds, to the extent they are exempt for Federal income tax purposes); nor to individuals under the Philadelphia School District Net Investment Income Tax ("School District Tax").

Income received by a shareholder attributable to gain on the sale or other dis-position by the Pennsylvania Tax-Free Income Portfolio of Pennsylvania Munici-pal Obligations is taxable under the Personal Income Tax, the Corporate Net In-come Tax, and, unless these assets were held by the Pennsylvania Tax-Free In-come Portfolio for more than six months, the School District Tax.

To the extent that gain on the disposition of a share represents gain realized on Pennsylvania Municipal Obligations held by the Pennsylvania Tax-Free Income Portfolio, such gain may be subject to the Personal Income Tax and Corporate Net Income Tax. Such gain may also be subject to the School District Tax, ex-cept that gain realized with respect to a share held for more than six months is not subject to the School District Tax.

This discussion does not address the extent, if any, to which shares, or inter-est and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed above (including the Corporate Capi-tal Stock/Foreign Franchise Tax).

Shareholders of the Pennsylvania Tax-Free Income Portfolio are not subject to the Pennsylvania County Personal Property Tax to the extent that the Portfolio is comprised of Pennsylvania Municipal Obligations and Federal obligations (if the interest on such obligations is exempt from state and local taxation under the laws of the United States).

NEW JERSEY TAX CONSIDERATIONS. It is anticipated that substantially all divi-dends paid by the New Jersey Tax-Free Income Portfolio will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Obligations, or as interest or gain from direct U.S. Gov-ernment obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Portfolio are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corpora-tion Business Tax.

OHIO TAX CONSIDERATIONS. Individuals and estates that are subject to Ohio per-sonal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Tax-Free Income Portfo-lio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States). Cor-porations that are subject to the Ohio corporation franchise tax will not have to include distributions from the Ohio Tax-Free Income Portfolio in their net income base for purposes of calculating their Ohio corporation franchise tax liability to the extent that such distributions either constitute exempt-inter-est dividends for Federal income tax purposes or are properly attributable to interest on Ohio Municipal Obligations or the U.S. obligations described above. However, Shares of the Ohio Tax-Free Income Portfolio will be included in a corporation's net worth base for purposes of calculating the Ohio corporation franchise tax. Distributions properly attributable to gain on the sale, ex-change or other disposition of Ohio Municipal Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources will be subject to the Ohio personal income tax and the Ohio corporation franchise tax.

How Is The Fund Organized?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio, other than the Government Income, Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios, offers five separate classes of shares-- Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. The Government Income Portfolio offers Investor A Shares, Investor B Shares and Investor C Shares; the Intermediate Bond, Managed Income and Ohio Tax-Free Income Portfolios each offer Investor A Shares, Institutional Shares and Service Shares and, in addition, the Ohio Tax-Free Income Portfolio offers Investor B Shares. This prospectus relates only to Investor A Shares, Investor B Shares and Investor C Shares of the Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional and Service Share classes, contact PFPC at (800) 441-7764.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On       , 1996, PNC Bank held of record approximately   % of the Fund's out-
standing shares, as trustee on behalf of individual and institutional invest-ors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares is computed by dividing the Portfolio's net in-come per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. Each Tax-Free Portfolio's "tax-equivalent yield" may also be quoted, which shows the level of taxable yield needed to produce an after-tax equivalent to a Portfolio's tax-free yield. This is done by increasing the Portfolio's yield (calculated above) by the amount necessary to reflect the payment of Federal and/or state income tax at a stated tax rate.

The performance of a class of a Portfolio's Investor Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a class of a Portfolio's Investor Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman GMNA Index, the T-Bill Index, the "stocks, bonds and inflation index" published annually by Ibbotson Associ-ates and the Lehman Government Corporate Bond Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evalua-tions of the Portfolios and their share classes published by nationally recog-nized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, perfor-mance data for Investor Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturi-ty, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with in-vestments in Investor Shares will not be included in the Portfolio performance calculations.

Other Information
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the Compass Capital Funds:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of the Short Government Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed In-come, International Bond, Tax-Free Income and New Jersey Tax-Free Income Port-folios of the Compass Capital Fund, and the statements of net assets of the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of opera-tions for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented (except for those statements which have been audited by other auditors as discussed below). These financial state-ments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net as-sets for the year ended June 30, 1995, and the financial highlights for the year ended June 30, 1995 and each of the prior periods presented of the Short Government Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios (the "BFM Funds"), respectively were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of materials misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Short Government Bond, Intermediate Government Bond, In-termediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free and Ohio Tax-Free Income Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended (except for the year ended June 30, 1995 for the BFM Funds which have been audited by other au-ditors), and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the BFM Funds which have been audited by other auditors), in conformity with generally accepted account-ing principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center

Philadelphia, Pennsylvania

November 22, 1996

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call your investment adviser or COMPASS CAPITAL FUNDS at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Low Duration Bond        Merrill 1-3 Year         Treasuries with maturities ranging from 1
                         Treasury Index           to 2.99 years
Intermediate Government  Lehman Brothers          Treasury and agency issues in the Lehman
Bond                     Intermediate Government  Aggregate, excluding maturities above 9.99 years
Intermediate Bond        Lehman Brothers          Treasury, agency and corporate issues in
                         Intermediate Gov't/Corp  the Lehman Aggregate, excluding maturities above 9.99 years
Core Bond                Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of       1996, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                    % allocation to Treasury and government
                                                  securities
                                                    % allocation to mortgage-backed
                                                  securities
                                                    % allocation to corporate and asset-
                                                  backed securities
Government Income        Lehman Mortgage/10 Year  50% allocation to the mortgage component of
                         Treasury                 the Lehman Aggregate Index and a 50%
                                                  allocation to the Merrill Lynch 10 Year
                                                  Index
Managed Income           Lehman Aggregate         The Lehman Aggregate contains issues that
                                                  meet the following criteria:
                                                  . At least $100 million par amount
                                                    outstanding for entry and exit
                                                  . Rated investment grade (at least Baa-3)
                                                    by Moody's or S&P (if not rated by
                                                    Moody's)
                                                  . At least one year at maturity
                                                  . Coupon must have a fixed rate
                                                  . Excludes CMOs, ARMs, manufactured homes,
                                                    non-agency bonds, buydowns, graduated
                                                    equity mortgages, project loans and non-
                                                    conforming ("jumbo") mortgages
                                                  . As of       1996, the composition of the
                                                    Lehman Brothers Aggregate Index is:
                                                    % allocation to Treasury and government
                                                  securities
                                                    % allocation to mortgage-backed
                                                  securities
                                                    % allocation to corporate and asset-
                                                  backed securities
International Bond       Salomon Non-U.S. Hedged  A market-capitalization weighted benchmark
                         World Government Bond    that tracks the performance of the 13
                         Index                    Government bond markets of Australia,
                                                  Austria, Belgium, Canada, Denmark, France,
                                                  Germany, Italy, Japan, the Netherlands,
                                                  Spain, Sweden and the United Kingdom. The
                                                  currency-hedged return is computed by using
                                                  a rolling one-month forward exchange
                                                  contract as a hedging instrument.
Tax-Free Income          Lehman Municipal Bond    All of the bonds in the following Municipal
                         Index                    Indices possess the following
                                                  characteristics:
                                                  . A minimum credit rating of Baa-3
                                                  . Outstanding par value of at least $3
                                                    million
                                                  . Must be issued as part of a deal of at
                                                    least $50 million
                                                  . Individual bonds must have been issued
                                                    within the last 5 years
                                                  . Remaining maturity of not less than one
                                                    year
                                                  Excludes bonds subject to the alternative
                                                  minimum tax (AMT), taxable municipal bonds,
                                                  and floating-rate or zero coupon municipal
                                                  bonds
Pennsylvania Tax-Free    Lehman Local GO Index    Local general obligation bonds
Income
New Jersey Tax-Free      Lehman Local GO Index    Local general obligation bonds
Income
Ohio Tax-Free Income     Lehman Local GO Index    Local general obligation bonds

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PRO-SPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

LOW DURATION BOND PORTFOLIO

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO

CORE BOND PORTFOLIO

GOVERNMENT INCOME PORTFOLIO

MANAGED INCOME PORTFOLIO

INTERNATIONAL BOND PORTFOLIO

TAX-FREE INCOME PORTFOLIO

PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

NEW JERSEY TAX-FREE INCOME PORTFOLIO

OHIO TAX-FREE INCOME PORTFOLIO


                                    THE BOND
                                   PORTFOLIOS

                                INVESTOR SHARES



                                   Prospectus

                           COMPASS CAPITAL FUNDS/SM/
            (SERVICE SHARES OF THE LARGE CAP VALUE EQUITY PORTFOLIO,
     LARGE CAP GROWTH EQUITY PORTFOLIO, SMALL CAP GROWTH EQUITY PORTFOLIO,
           MID-CAP GROWTH EQUITY PORTFOLIO, SELECT EQUITY PORTFOLIO,
        SMALL CAP VALUE EQUITY PORTFOLIO, MID-CAP VALUE EQUITY PORTFOLIO INTERNATIONAL EQUITY PORTFOLIO, INDEX EQUITY PORTFOLIO, INTERNATIONAL EMERGING
                   MARKETS PORTFOLIO AND BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The
                                                   Expenses Of  The Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund....................   Who Manages The Fund?

5A.   Managements Discussion of Fund
          Performance...........................   What Are The Portfolios'
                                                   Financial Highlights?

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?


9.    Legal Proceedings.........................   Inapplicable

The Equity Portfolios Service Shares

--------------------------------------------------------------------------------

                Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus de-scribes the Service Shares of eleven of those portfolios (the "Portfolios"):

                 Large Cap Value Equity Portfolio

                 Large Cap Growth Equity Portfolio
                 Small Cap Value Equity Portfolio
                 Small Cap Growth Equity Portfolio
                 Mid-Cap Value Equity Portfolio
                 Mid-Cap Growth Equity Portfolio
                 International Equity Portfolio
                 International Emerging Markets Portfolio
                 Select Equity Portfolio
                 Index Equity Portfolio
                 Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Commis-
                sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                The Index Equity Portfolio seeks to achieve its investment ob-jective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The in-vestment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the In-dex Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For ad-ditional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------

              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Eight of these Portfolios invest in U.S. stocks, two Port-folios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of each Portfolio begins on page 18 and a summary of each Performance Benchmark is contained in the Appendix.


              COMPASS
              CAPITAL
              PORTFOLIO                PERFORMANCE BENCHMARK           LIPPER PEER GROUP

              Large Cap Value Equity   Russell 1000 Value Index        Growth and Income

              Large Cap Growth Equity  Russell 1000                    Growth Index Growth

              Small Cap Value Equity   Russell 2000 Index              Small Company Growth

              Small Cap Growth Equity  Russell 2000 Growth Index       Small Company Growth

              Mid-Cap Value Equity     Russell Midcap Value Index      Midcap

              Mid-Cap Growth Equity    Russell Midcap Growth Index     Midcap

              International Equity     EAFE Index                      International

              International Emerging   MSCI                            Emerging Markets
                Markets                Emerging Markets Free Index

              Select Equity            S&P 500 Index                   Growth and Income

              Index Equity             S&P 500 Index                   S&P 500 Index

              Balanced                 S&P 500 Index and Salomon       Balanced
                                         Broad Investment Grade
                                         Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio. Provident Capital Management, Inc. ("PCM"), PNC Equity Ad-visers Company ("PEAC") and BlackRock Financial Management, Inc. ("BlackRock") serve as sub-advisers to different Portfolios as described in this Prospectus. Dimensional Fund Advisors Inc. ("DFA") serves as investment adviser to the Index Master Portfo-lio.

UNDERSTANDING This Prospectus has been crafted to provide detailed, accurate
THE COMPASS   and comprehensive information on the Compass Capital Portfolios.
CAPITAL       We intend this document to be an effective tool as you explore
EQUITY        different directions in equity investing. You may wish to use
PORTFOLIOS    the table of contents on page 5 to find descriptions of the
              Portfolios, including the investment objectives, portfolio man-agement styles, risks and charges and expenses.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective. The Portfolios will hold equity se-
EQUITY          curities, and some or all of the Portfolios may acquire war-
INVESTING       rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their as-sociated risks, deserve careful consideration. Certain risks associated with international investments are heightened be-cause of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies And Risks
                Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "HOW ARE SHARES PURCHASED AND REDEEMED?" and
CAPITAL FUNDS   "WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   8
            What Are The Portfolios?.....................................  18
            What Are The Differences Among The Portfolios?...............  19
            What Additional Investment Policies And Risks Apply?.........  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  32
            Who Manages The Fund?........................................  33
            How Are Shares Purchased And Redeemed?.......................  40
            What Special Purchase And Redemption Procedures May Apply?...  42
            How Is Net Asset Value Calculated?...........................  44
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  45
            How Are Fund Distributions Taxed?............................  46
            How Is the Fund Organized?...................................  48
            How Is Performance Calculated?...............................  51
            How Can I Get More Information?..............................  52

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Service Shares of the Portfolios for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. Because the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio are new, the figures shown for these two Port-folios under "Other expenses" are estimates for the current fiscal year. An ex-ample based on the summary is also shown.

                            LARGE CAP       LARGE CAP     SMALL CAP   SMALL CAP
                              VALUE           GROWTH        VALUE       GROWTH       MID-CAP         MID-CAP
                              EQUITY          EQUITY        EQUITY      EQUITY     VALUE EQUITY    GROWTH EQUITY
                            PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO      PORTFOLIO       PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)                       .49%            .49%        .54%       .54%             .50%            .50%
Other operating expenses             .56             .56         .62        .62              .66             .66
                                 -------         -------       -----       -----         -------         -------
 Administration fees
  (after fee
  waivers)(/1/)              .18             .17           .22        .22            .10             .10
 Shareholder servicing
  fee                        .15             .15           .15        .15            .15             .15
 Other expenses              .23             .24           .25        .25            .41             .41
                          ------          ------          ----        ----        ------          ------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                      1.05%           1.05%       1.16%      1.16%            1.16%           1.16%
                                 =======         =======       =====       =====         =======         =======

                                          INTERNATIONAL
                          INTERNATIONAL      EMERGING       SELECT      INDEX
                              EQUITY         MARKETS        EQUITY      EQUITY       BALANCED
                            PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+    PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING EXPENSES (AS
 A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees (after fee
 waivers)(/1/)(/2/)                  .70%           1.15%        .50%       .025%            .50%
Other operating expenses             .66             .93         .55        .455             .60
                                 -------         -------       -----       -----         -------
 Administration fees
  (after fee
  waivers)(/1/)              .18             .23           .17        .045           .18
 Shareholder servicing
  fee                        .15             .15           .15        .150           .15
 Other expenses              .33             .55           .24        .260           .27
                          ------          ------          ----        ----        ------
Total Portfolio
 operating expenses
 (after fee
 waivers)(/1/)                      1.36%           2.08%       1.05%       .480%           1.10%
                                 =======         =======       =====       =====         =======

(1) Without waivers, advisory fees would be 80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, .75%, 1.25% and .025%, respectively, for the International Equity, International Emerging Markets and Index Eq-uity Portfolios and .55% for each of the remaining Portfolios and adminis-tration fees would be .21% for the Large Cap Value Equity Portfolio and .23% for each other Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have in-formed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .59%, .62%, .61%, .63%, .84%, .84%, .72%,
    .93%, .62%, .775% and .65%, respectively, and "Total Portfolio operating expenses" would be 1.14%, 1.17%, 1.16%, 1.18%, 1.64%, 1.64%, 1.47%, 2.18%,
    1.17%, .80% and 1.20%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity            $11        $33        $ 58      $128
Large Cap Growth Equity            11         33          58       128
Small Cap Value Equity             12         37          64       141
Small Cap Growth Equity            12         37          64       141
Mid-Cap Value Equity               12         37
Mid-Cap Growth Equity              12         37
International Equity               14         43          74       164
International Emerging Markets     21         65         112       241
Select Equity                      11         33          58       128
Index Equity                        5         15          27        60
Balanced                           11         35          61       134

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by call-ing (800) 441-7764. Information concerning the historical in-vestment results of Service Shares of the Index Equity Portfo-lio reflects the financial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfolio. During the periods presented the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio had not commenced investment operations.

Financial Highlights
--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     LARGE CAP VALUE EQUITY PORTFOLIO

                (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                                       YEAR      YEAR      YEAR    7/29/93/1/
                                      ENDED     ENDED     ENDED     THROUGH
                                     9/30/96   9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.92  $  11.62  $  11.68   $ 11.21
                                     --------  --------  --------   -------
Income from investment operations
 Net investment income                   0.32      0.30      0.25      0.04
 Net gain (loss) on investments
  (both realized and unrealized)         2.40      2.55      0.16      0.48
                                     --------  --------  --------   -------
 Total from investment operations        2.72      2.85      0.41      0.52
                                     --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.32)    (0.30)    (0.25)    (0.05)
 Distributions from net realized
  capital gains                         (0.97)    (0.25)    (0.22)      - -
                                     --------  --------  --------   -------
 Total distributions                    (1.29)    (0.55)    (0.47)    (0.05)
                                     --------  --------  --------   -------
NET ASSET VALUE AT END OF PERIOD     $  15.35  $  13.92  $  11.62   $ 11.68
                                     ========  ========  ========   =======
Total return                            20.68%    25.40%     3.51%     4.64%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $457,283  $170,832  $105,035   $23,137
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.05%     0.95%     0.90%     0.91%/2/
 Before advisory/administration fee
  waivers                                1.14%     1.09%     1.06%     0.94%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                2.13%     2.40%     2.24%     2.44%/2/
 Before advisory/administration fee
  waivers                                2.04%     2.26%     2.08%     2.41%/2/
 PORTFOLIO TURNOVER RATE                   64%       12%       11%       11%
 AVERAGE COMMISSION RATE/3/          $ 0.0556       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     LARGE CAP GROWTH EQUITY PORTFOLIO

            (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                                        YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED     ENDED    ENDED     THROUGH
                                      9/30/96   9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $  13.02  $ 10.18  $ 11.57     $10.54
                                      --------  -------  -------     ------
Income from investment operations
 Net investment income                    0.05     0.10     0.03        - -
 Net gain (loss) on investments (both
  realized and unrealized)                2.28     2.87    (1.32)      1.03
                                      --------  -------  -------     ------
 Total from investment operations         2.33     2.97    (1.29)      1.03
                                      --------  -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 (0.02)   (0.13)     - -        - -
 Distributions from capital                - -      - -      - -        - -
 Distributions from net realized
  capital gains                          (0.38)     - -    (0.10)       - -
                                      --------  -------  -------     ------
 Total distributions                     (0.40)   (0.13)   (0.10)       - -
                                      --------  -------  -------     ------
NET ASSET VALUE AT END OF PERIOD      $  14.95  $ 13.02  $ 10.18     $11.57
                                      ========  =======  =======     ======
Total return                             18.34%   29.43%  (11.20)%     9.77%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $191,023  $76,769  $36,752     $8,606
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                 1.05%    0.95%    0.90%      0.89%/2/
 Before advisory/administration fee
  waivers                                 1.17%    1.13%    1.14%      0.95%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 0.31%    0.91%    0.51%    (0.03)%/2/
 Before advisory/administration fee
  waivers                                 0.20%    0.73%    0.26%    (0.09)%/2/
 PORTFOLIO TURNOVER RATE                    58%      55%     212%       175%
 AVERAGE COMMISSION RATE/3/           $ 0.0598%     N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                       ENDED    ENDED    ENDED     THROUGH
                                      9/30/96  9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $ 15.15  $ 13.59  $ 13.08    $ 12.28
                                      -------  -------  -------    -------
Income from investment operations
 Net investment income                   0.06     0.02      - -        - -
 Net gain (loss) on investments (both
  realized and unrealized)               1.70     2.18     0.77       0.80
                                      -------  -------  -------    -------
 Total from investment operations        1.76     2.20     0.77       0.80
                                      -------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.06)   (0.03)   (0.01)       - -
 Distributions from net realized
  capital gains                         (0.87)   (0.61)   (0.25)       - -
                                      -------  -------  -------    -------
 Total distributions                    (0.93)   (0.64)   (0.26)       - -
                                      -------  -------  -------    -------
NET ASSET VALUE AT END OF PERIOD      $ 15.98  $ 15.15  $ 13.59    $ 13.08
                                      =======  =======  =======    =======
Total return                            12.30%   17.17%    5.96%      6.51%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $80,981  $61,313  $45,372    $21,689
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.15%    1.02%    0.98%      0.99%/2/
 Before advisory/administration fee
  waivers                                1.16%    1.12%    1.10%      1.03%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                0.38%    0.16%    0.03%      0.12%/2/
 Before advisory/administration fee
  waivers                                0.37%    0.07%   (0.09)%     0.08%/2/
PORTFOLIO TURNOVER RATE                    50%      31%      18%        41%
AVERAGE COMMISSION RATE/3/            $0.0580      N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                      YEAR      YEAR      YEAR     9/15/93/1/
                                     ENDED      ENDED     ENDED     THROUGH
                                    9/30/96    9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                             $  15.02   $ 10.14   $ 10.47     $ 9.96
                                    --------   -------   -------     ------
Income from investment operations
 Net investment income                 (0.06)    (0.01)     0.01        - -
 Net gain (loss) on investments
  (both realized and unrealized)        6.84      4.89     (0.34)      0.51
                                    --------   -------   -------     ------
 Total from investment operations       6.78      4.88     (0.33)      0.51
                                    --------   -------   -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 - -       - -       - -        - -
 Distributions from net realized
  capital gains                          - -       - -       - -        - -
                                    --------   -------   -------     ------
 Total distributions                     - -       - -       - -        - -
                                    --------   -------   -------     ------
NET ASSET VALUE AT END OF PERIOD    $  21.80   $ 15.02   $ 10.14     $10.47
                                    ========   =======   =======     ======
Total return                           45.14%    48.13%    (3.12)%     5.12%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                        $158,901   $62,604   $22,648     $  911
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                               1.16%     1.03%     0.71%      0.99%/2/
 Before advisory/administration
  fee waivers                           1.18%     1.16%     1.27%      1.68%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration fee
  waivers                              (0.38)%   (0.07)%    0.21%     (0.34)%/2/
 Before advisory/administration
  fee waivers                          (0.40)%   (0.20)%   (0.34)%    (1.03)%/2/
 PORTFOLIO TURNOVER RATE                  89%       74%       89%         9%
 AVERAGE COMMISSION RATE/3/         $ 0.0569       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR      YEAR     YEAR    7/29/93/1/
                                      ENDED     ENDED     ENDED    THROUGH
                                     9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                                $13.24  $  13.41  $ 12.47   $ 11.76
                                     --------  --------  -------   -------
Income from investment operations
 Net investment income                   0.19      0.11     0.14      0.02
 Net realized gain (loss) on
  investments                            0.78      0.16     1.14      0.69
                                     --------  --------  -------   -------
 Total from investment operations        0.97      0.27     1.28      0.71
                                     --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.17)    (0.08)   (0.09)      - -
 Distributions from net realized
  capital gains                         (0.67)    (0.36)   (0.25)      - -
                                     --------  --------  -------   -------
 Total distributions                    (0.84)    (0.44)   (0.34)      - -
                                     --------  --------  -------   -------
NET ASSET VALUE AT END OF PERIOD     $  13.37  $  13.24  $ 13.41   $ 12.47
                                     ========  ========  =======   =======
Total return                             7.71%     2.19%   10.36%     6.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $161,321  $106,045  $75,174   $11,985
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.36%     1.25%    1.20%     1.18%/2/
 Before advisory/administration fee
  waivers                                1.47%     1.42%    1.39%     1.24%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                0.71%     1.16%    1.09%     1.01%/2/
 Before advisory/administration fee
  waivers                                0.60%     0.98%    0.90%     0.95%/2/
PORTFOLIO TURNOVER RATE                    70%      105%      37%       31%
AVERAGE COMMISION RATE/3/            $ 0.0158       N/A      N/A       N/A

/1/Commencement of operations of share class.

/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                      FOR
                                                                   THE PERIOD
                                                 YEAR     YEAR     6/17/94/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD          $  8.18  $ 10.55     $10.00
                                                -------  -------     ------
Income from investment operations
 Net investment income                             0.04     0.06       0.02
 Net gain (loss) on investments (both realized
  and unrealized)                                  0.51    (2.15)      0.53
                                                -------  -------     ------
 Total from investment operations                  0.55    (2.09)      0.55
                                                -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income           - -    (0.08)       - -
 Distributions from Capital                         - -    (0.01)       - -
 Distributions from net realized capital gains    (0.01)   (0.19)       - -
                                                -------  -------     ------
 Total distributions                              (0.01)   (0.28)       - -
                                                -------  -------     ------
NET ASSET VALUE AT END OF PERIOD                $  8.72  $  8.18     $10.55
                                                =======  =======     ======
Total return                                       6.61%  (19.91)%     5.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $37,987  $15,020     $3,505
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         2.08%    2.06%      2.00%/2/
 Before advisory/administration fee waivers        2.18%    2.30%      2.98%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         0.70%    1.72%      1.10%/2/
 Before advisory/administration fee waivers        0.60%    1.48%      0.12%/2/
PORTFOLIO TURNOVER RATE                              44%      75%         4%
AVERAGE COMMISSION RATE/3/                      $0.0018       NA         NA

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO
                     (FORMERLY, THE CORE EQUITY PORTFOLIO)

                                                                     FOR
                                                                  THE PERIOD
                                        YEAR     YEAR     YEAR    9/15/93/1/
                                       ENDED     ENDED    ENDED    THROUGH
                                      9/30/96   9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $  11.88  $  9.92  $  9.97    $10.00
                                      --------  -------  -------    ------
Income from investment operations
 Net investment income                    0.17     0.22     0.19       - -
 Net gain (loss) on investments (both
  realized and unrealized)                2.07     2.05    (0.04)    (0.03)
                                      --------  -------  -------    ------
 Total from investment operations         2.24     2.27     0.15     (0.03)
                                      --------  -------  -------    ------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                 (0.17)   (0.19)   (0.20)      - -
 Distributions from net realized
  capital gains                          (0.39)   (0.12)     - -       - -
                                      --------  -------  -------    ------
 Total distributions                     (0.56)   (0.31)   (0.20)      - -
                                      --------  -------  -------    ------
NET ASSET VALUE AT END OF PERIOD      $  13.56  $ 11.88  $  9.92    $ 9.97
                                      ========  =======  =======    ======
Total return                             19.43%   23.43%    1.55%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                          $113,777  $83,705  $49,293    $  704
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                 1.04%    0.95%    0.90%     0.90%/2/
 Before advisory/administration fee
  waivers                                 1.17%    1.13%    1.18%     1.12%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                 1.41%    2.10%    1.96%     1.92%/2/
 Before advisory/administration fee
  waivers                                 1.28%    1.91%    1.68%     1.70%/2/
PORTFOLIO TURNOVER RATE                     55%      51%      88%        2%
AVERAGE COMMISSION RATE/3/            $ 0.0487      N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                      FOR
                                                                   THE PERIOD
                                 YEAR             YEAR     YEAR    7/29/93/1/
                                ENDED             ENDED    ENDED    THROUGH
                               9/30/96           9/30/95  9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $  13.58          $ 10.93  $ 11.02   $ 10.76
                               --------          -------  -------   -------
Income from investment
 operations
 Net investment income             0.29             0.35     0.29      0.05
 Net gain (loss) on
  investments (both realized
  and unrealized)                  2.10             2.73     0.02      0.29
                               --------          -------  -------   -------
 Total from investment
  operations                       2.39             3.08     0.31      0.34
                               --------          -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income               (0.30)           (0.31)   (0.29)    (0.08)
 Distributions from net
  realized capital gains          (1.70)           (0.12)   (0.11)      - -
                               --------          -------  -------   -------
 Total distributions              (2.00)           (0.43)   (0.40)    (0.08)
                               --------          -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                        $  13.97          $ 13.58  $ 10.93   $ 11.02
                               ========          =======  =======   =======
Total return                      19.45%           28.99%    2.78%     3.16%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $103,080          $61,536  $27,376   $12,441
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                          0.48%            0.45%    0.40%     0.41%/2/
 Before
  advisory/administration fee
  waivers                          0.80%/3/         0.79%    0.77%     0.53%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                          1.98%            2.62%    2.49%     3.04%/2/
 Before
  advisory/administration fee
  waivers                          1.67%            2.28%    2.12%     2.92%/2/
PORTFOLIO TURNOVER RATE               18%/4/,/5/      18%      17%        8%
AVERAGE COMMISSION RATE          0.0319/4/,/5/       N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including expenses allocated from The U.S. Large Company Series of The DFA
 Investment Trust Company of 0.13%.

/4/For the period from October 1, 1995 through May 31, 1996.

/5/See footnotes to the financial statements of The DFA Investment Trust Compa-ny.

--------------------------------------------------------------------------------
(FOR A SERVICE SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR     YEAR     YEAR     7/29/93/1/
                                      ENDED     ENDED    ENDED     THROUGH
                                     9/30/96   9/30/95  9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  13.72  $ 11.98  $ 12.42    $ 12.05
                                     --------  -------  -------    -------
Income from investment operations
 Net investment income                   0.42     0.44     0.34       0.06
 Net realized gain (loss) on
  investments                            1.49     1.88    (0.38)      0.38
                                     --------  -------  -------    -------
 Total from investment operations        1.91     2.32    (0.04)      0.44
                                     --------  -------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.41)   (0.44)   (0.34)     (0.07)
 Distributions from net realized
  capital gains                         (0.13)   (0.14)   (0.06)       - -
                                     --------  -------  -------    -------
 Total distributions                    (0.54)   (0.58)   (0.40)     (0.07)
                                     --------  -------  -------    -------
NET ASSET VALUE AT END OF PERIOD     $  15.09  $ 13.72  $ 11.98    $ 12.42
                                     ========  =======  =======    =======
Total return                            14.11%   19.94%   (0.36)%     3.66%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $134,121  $85,668  $66,024    $15,842
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                1.09%    0.94%    0.90%      0.93%/2/
 Before advisory/administration fee
  waivers                                1.20%    1.16%    1.16%      1.11%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                2.87%    3.49%    2.96%      2.75%/2/
 Before advisory/administration fee
  waivers                                2.76%    3.28%    2.70%      2.57%/2/
PORTFOLIO TURNOVER RATE                   275%     154%      54%        32%
AVERAGE COMMISSION RATE/3/           $ 0.0599      N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

What Are The Portfolios?
--------------------------------------------------------------------------------
                The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple dis-ciplines in order to seek their long-term financial goals.

                The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Eight of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's goals and sentiments.

INVESTMENT      Each of the eleven Compass Capital Equity Portfolios seeks to
OBJECTIVES      provide long-term Capital Appreciation.

                The Select Equity, Large Cap Value Equity and Mid-Cap Value Equity Portfolios pursue a secondary objective of Current In-come from dividends.

                The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                To meet its investment objective, each Portfolio employs a specific investment style, as described below. No assurance can be made that a Portfolio will achieve its investment ob-jective.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

    COMPASS                                                            PERFORMANCE
  CAPITAL FUND      INVESTMENT STYLE           PORTFOLIO EMPHASIS       BENCHMARK*
 Large Cap      Pursues equity             Stocks with price/earnings Russell 1000
 Value Equity   securities (defined as     and price/book ratios at   Value Index
                common stocks or           time of purchase below
                securities convertible     average for benchmark and
                into common stocks)        capitalization in excess
                which the sub-adviser      of $1 billion.
                believes are
                undervalued. A
                security's earnings
                trend and its dividend
                growth rate will also be
                factors considered in
                security selection.
 Large Cap      Pursues stocks with        Stocks with growth rate    Russell 1000
 Growth Equity  earnings growth            estimates in excess of     Growth Index
                potential. Emphasizes      average for benchmark and
                stocks which the sub-      capitalization in excess
                adviser considers to       of $1 billion.
                have favorable and
                above-average earnings
                growth prospects.
 Small Cap      Pursues small cap stocks   Stocks with price/earnings Russell 2000
 Value Equity   which the sub-adviser      and price/book ratios at   Index
                believes are               time of purchase below
                undervalued. A             average for benchmark and
                security's earnings        capitalization below $1
                trend and its dividend     billion.
                growth rate will also be
                factors considered in
                security selection.
 Small Cap      Pursues small cap stocks   Stocks with growth rate    Russell 2000
 Growth Equity  with earnings growth       estimates in excess of     Growth Index
                potential. Emphasizes      average for benchmark and
                small cap stocks which     capitalization below $1
                the sub-adviser            billion.
                considers to have
                favorable and above-
                average earnings growth
                prospects.
 Mid-Cap Value  Pursues mid cap stocks     Stocks with low            Russell Midcap
 Equity         and sectors which the      price/earnings,            Value Index
                sub-adviser believes are   price/book, price/cash
                undervalued. A             flow or price/sales ratios
                security's earnings        at the time of purchase
                trend and its dividend     relative to their
                growth rate will also be   respective sectors or the
                factors considered in      benchmark and
                security selection.        capitalization between $1
                                           billion and $5 billion.
 Mid-Cap Growth Pursues mid cap stocks     Stocks with growth rate    Russell Midcap
 Equity         with earnings growth       estimates in excess of     Growth Index
                potential. Emphasizes      average for benchmark and
                stocks which the sub-      capitalization between $1
                adviser considers to       billion and $5 billion.
                have favorable and
                above-average earnings
                growth prospects.
 International  Pursues non-dollar         Portfolio assets are       EAFE Index
 Equity         denominated stocks of      primarily invested in
                issuers in countries       international stocks.
                included in the Morgan
                Stanley Capital            Stocks with price/earnings
                International Europe,      ratios below average for a
                Australia and the Far      security's home market or
                East Index ("EAFE").       stock exchange.
                Within this universe, a
                value style of investing   Diversification across
                is employed to select      countries, industry groups
                stocks which the sub-      and companies with
                adviser believes are       investment at all times in
                undervalued. A             at least three foreign
                security's earnings        countries.
                trend and its price
                momentum will also be
                factors considered in
                security selection. The
                sub-adviser will also
                consider macroeconomic
                factors such as the
                prospects for relative
                economic growth among
                certain foreign
                countries, expected
                levels of inflation,
                government policies
                influencing business
                conditions and the
                outlook for currency
                relationships.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

    COMPASS                                                            PERFORMANCE
  CAPITAL FUND      INVESTMENT STYLE           PORTFOLIO EMPHASIS      BENCHMARK*
 International  Pursues non-dollar         Portfolio assets are       MSCI
 Emerging       denominated stocks of      primarily invested in      International
 Markets        issuers in emerging        stocks of emerging market  Emerging
                country markets            issuers.                   Markets Free
                (generally any country                                Index
                considered to be           Stocks with price/earnings
                emerging or developing     ratios below average for a
                by the World Bank, the     security's home market or
                International Finance      stock exchange.
                Corporation or the
                United Nations). Within    Ordinarily, stocks of
                this universe, a value     issuers in at least three
                style of investing is      emerging markets will be
                employed to select         held.
                stocks which the sub-
                adviser believes are
                undervalued. The sub-
                adviser will also
                consider macroeconomic
                factors such as the
                prospects for relative
                economic growth among
                certain foreign
                countries, expected
                levels of inflation,
                government policies
                influencing business
                conditions and the
                outlook for currency
                relationships.
 Select Equity  Combines value and         Similar sector weightings  S&P 500 Index
                growth style as sub-       as benchmark, with over-
                adviser identifies         or under-weighting in
                market opportunity.        particular securities
                                           within those sectors.
 Index Equity   Invests all of its         The Index Master Portfolio S&P 500 Index
                assets indirectly,         holds substantially all
                through the U.S. Large     the stocks of the S&P 500
                Company Series (the        Index in approximately the
                "Index Master              same proportions as they
                Portfolio") of The DFA     are represented in the
                Investment Trust Company   Index.
                in the stocks of the S&P
                500 Index using a
                passive investment style
                that pursues the
                replication of the S&P
                500 Index return.
 Balanced       Holds a blend of equity    Maintains a minimum 25%    S&P 500 and
                and fixed income           investment in fixed income Salomon Broad
                securities to deliver      senior securities.         Investment
                total return through                                  Grade Index
                capital appreciation and
                current income.
                Equity Portion: Combines   Equity Portion: Similar
                value and growth style     sector weightings as
                as sub-adviser             benchmark, with over- or
                identifies market          under weighting in
                opportunity.               particular securities
                                           within those sectors.
                Fixed Income Portion:      Fixed Income Portion:
                Combines sector rotation   Dollar- denominated
                and security selection     investment grade bonds,
                across a broad universe    including U.S. Government,
                of fixed income            mortgage-backed, asset-
                securities.                backed and corporate debt
                                           securities.

*For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Emerging Markets Portfo-lios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately af-terwards the aggregate amount of margin deposits on its existing futures posi-tions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Portfolio other than the Index Master Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securi-ties delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets ab-sent unusual market conditions.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an additional 5% of its total assets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's total as-sets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any pe-riod that qualified institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) or their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will normally have more limited product lines, markets and financial resources and will be more dependent upon a limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500 (R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not re-sult in the elimination of a stock from the Portfolio. The Portfolio will re-main fully invested in common stocks even when stock prices are generally fall-ing. Ordinarily, portfolio securities will not be sold except to reflect addi-tions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is ex-pected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio and the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has
------
* "Standard & Poor's(R)," "S&P," "S&P 500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

no obligation or liability in connection with the administration, marketing or trading of the Index Equity Portfolio or Index Master Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securi-ties, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Equity and International Emerging Markets Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward for-eign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of ex-change for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating agency. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade al-though they have speculative characteristics. If a fixed income security is re-duced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dis-pose of the security in an orderly fashion as soon as practicable. Investments in securities of foreign issuers, which present additional investment consider-ations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to an-other party, there is a risk that the purchaser would acquire an interest supe-rior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustees for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e. loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that, under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affili-ates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are sup-ported only by the credit of the agency or instrumentality issuing the obliga-tion. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S.

Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certifi-cates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future in-terest payments or the future principal payments on U.S. Government obliga-tions. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctu-ations from changing interest rates than debt obligations of comparable maturi-ties which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser believes that their return, on a pre-tax basis, will be comparable to the returns of other permitted invest-ments. Dividends paid by the Portfolio that are derived from interest on munic-ipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfo-lios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF      The business and affairs of the Fund and of The DFA Investment
TRUSTEES      Trust Company (in which the assets of the Fund's Index Equity
              Portfolio are invested) are managed under the direction of their separate Boards of Trustees. The following persons currently serve as trustees of Compass Capital Funds:

                William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                Raymond J. Clark--Treasurer of Princeton University.

                Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

              The Statement of Additional Information furnishes additional in-formation about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND
SUB-          The Adviser to Compass Capital Funds is PNC Asset Management
ADVISERS      Group, Inc. ("PAMG"), except with respect to the Index Equity
              Portfolio. Each of the Portfolios within the Compass Capital
              Fund family (except the Index Equity Portfolio) is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

              The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER          PORTFOLIO MANAGER
-------------------------  -----------          -----------------
Large Cap Value Equity      PCM(/1/)   Benedict E. Capaldi; Vice President
                                       of PCM since 1995; prior to joining
                                       PCM, Senior Vice President and
                                       portfolio manager with Radnor
                                       Capital Management, President of
                                       Chestnut Hill Advisors, Inc. and
                                       Managing Director of Brandywine
                                       Asset Management, Inc.; Portfolio
                                       manager since 1995.

                                  INVESTMENT
COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                 PORTFOLIO MANAGER
-------------------------  ------------------------          -----------------
Large Cap Growth Equity           PEAC(/2/)         Robert K. Urquhart; investment
                                                    manager with PEAC since 1995; prior
                                                    to joining PEAC, Chief Investment
                                                    Officer and partner of Cole
                                                    Financial Group, Inc., a partner of
                                                    Seacliff Holdings, Inc. and of RCM
                                                    Capital Management; Portfolio
                                                    manager since 1995.
Small Cap Value Equity             PCM(/1/)         Christian K. Stadlinger; Vice
                                                    President of PCM since July 1996;
                                                    prior to joining PCM, Portfolio
                                                    Manager and Research Analyst with
                                                    Morgan Stanley Asset Management;
                                                    Portfolio manager since July 1996.
Small Cap Growth Equity           PEAC(/2/)         William J. Wykle; investment manager
                                                    with PEAC since 1995; investment
                                                    manager with PNC Bank, National
                                                    Association since 1986; Portfolio
                                                    manager since its inception.
Mid-Cap Value Equity               PCM(/1/)         Benedic E. Capaldi (see above);
                                                    Portfolio co-manager since its
                                                    inception.
                                                    Daniel B. Egan; portfolio manager
                                                    with PCM since 1995; director of
                                                    investment strategy at PAMG during
                                                    1995; Portfolio co-manager since its
                                                    inception.
Mid-Cap Growth Equity             PEAC(/2/)         William J. Wykle (see above);
                                                    Portfolio co-manager since its
                                                    inception.
                                                    William C. McVail; investment
                                                    manager with PEAC since 1994; prior
                                                    to joining PEAC, equity and fixed
                                                    income analyst with PNC Bank; since
                                                    its inception.
International Equity       CastleInternational(/4/) Gordon Anderson; Managing and
                                                    Investment Director since 1996;
                                                    prior to joining
                                                    CastleInternational, Investment
                                                    Director of Dunedin Fund Managers
                                                    Ltd.; Portfolio manager since 1996.
International Emerging     CastleInternational(/4/) Euan Rae; Senior Investment Manager
 Markets                                            since 1996; prior to joining
                                                    CastleInternational, Head of
                                                    Emerging Markets at Dunedin Fund
                                                    Managers Ltd. and investment manager
                                                    with Edinburgh Fund Managers;
                                                    Portfolio manager since 1996.

                                INVESTMENT
COMPASS CAPITAL PORTFOLIO      SUB-ADVISER               PORTFOLIO MANAGER
-------------------------  --------------------          -----------------
Select Equity                    PCM(/1/)       Daniel B. Eagan (see above);
                                                Portfolio manager since 1995.
Balanced                   PCM and              R. Andrew Damm; senior investment
                           BlackRock(/1/) (/3/) strategist with PAMG since 1995;
                                                portfolio manager with PNC Bank from
                                                1988 to 1995; Portfolio co-manager
                                                since 1996.
                                                Robert S. Kapito; Vice Chairman of
                                                BlackRock since 1988; Portfolio co-
                                                manager since 1995.
                                                Keith T. Anderson; Managing Director
                                                and co-chair of Portfolio Management
                                                Group and Investment Strategy
                                                Committee of BlackRock since 1988;
                                                Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.

(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

(4) CastleInternational Asset Management Limited ("CastleInternational") has its primary offices at 7 Castle Street, Edinburgh, Scotland, EH2 3AH.

              PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

              For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG and do not rep-resent an extra charge to the Portfolios.

           MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH
            PORTFOLIO EXCEPT THE INDEX EQUITY, MID-CAP
           VALUE EQUITY, MID-CAP GROWTH EQUITY AND THE
          INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                   Investment  Sub-Advisory
                                  Advisory Fee     Fee
                                  ------------ ------------
        Average Daily Net Assets
        first $1 billion              .550%        .400%
        $1 billion--$2 billion        .500         .350
        $2 billion--$3 billion        .475         .325
        greater than $3 billion       .450         .300

           MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP
            VALUE EQUITY AND MID-CAP GROWTH EQUITY PORTFOLIOS
                          (BEFORE WAIVERS)

                                   Investment  Sub-Advisory
                                  Advisory Fee     Fee
                                  ------------ ------------
        Average Daily Net Assets
        first $1 billion              .800%        .650%
        $1 billion -- $2 billion      .700         .550
        $2 billion -- $3 billion      .675         .500
        greater than $3 billion       .625         .475

               MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                      INTERNATIONAL EQUITY PORTFOLIO
                             (BEFORE WAIVERS)
                                   Investment  Sub-Advisory
                                  Advisory Fee     Fee
                                  ------------ ------------
        Average Daily Net Assets
        first $1 billion              .750%        .600%
        $1 billion -- $2 billion      .700         .550
        $2 billion -- $3 billion      .675         .525
        greater than $3 billion       .650         .500

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO
                                (BEFORE WAIVERS)

                                   Investment  Sub-Advisory
        Average Daily Net Assets  Advisory Fee     Fee
        ------------------------  ------------ ------------
        first $1 billion             1.250%       1.100%
        $1 billion -- $2 billion     1.200        1.050
        $2 billion -- $3 billion     1.155        1.005
        greater than $3 billion      1.100        0.950

                Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund be-lieves it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appro-priate for the Portfolio in light of its investment objective and policies.

                For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Large Cap Value Equity Portfolio, .49%; Large Cap Growth Equity Portfolio, .49%; Small Cap Value

              Equity Portfolio, .54%; Small Cap Growth Equity Portfolio, .54%; International Equity Portfolio, .68%; International Emerging Markets Portfolio, 1.15%; Select Equity Portfolio, .49%; and Balanced Portfolio, .49%. For the period from October 1, 1995 through June 1, 1996, the Index Equity Portfolio paid investment advisory fees to its former investment adviser at the annual
              rate of   % of its average daily net assets.

              The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distribu-tor.

ADVISER TO    Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX         Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment
MASTER        adviser to the Index Master Portfolio.
PORTFOLIO

              DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional in-vestors. DFA's assets under management totalled approximately $18.5 billion at October 31, 1996. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors, officers and sharehold-ers of DFA, may be deemed controlling persons of DFA.

              Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfo-lio with a trading department and selects brokers and dealers to effect securities transactions.

              For the investment advisory services provided to the Index Mas-ter Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the Index Master Port-folio's fiscal year ended November 30, 1996, DFA received a monthly fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfo-lio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their admin-istration fees from a Portfolio. PFPC serves as the adminis-trative services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC is entitled to com-pensation at the annual rate of .015% of the Index Master Portfolio's net assets.

                For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER        PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,          as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN

SHAREHOLDER
SERVICING       The Fund intends to enter into service arrangements with in-
                stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will ren-der support services to their customers who are the beneficial owners of Service Shares. These services are intended to sup-plement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In con-sideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net as-set value of Service Shares owned beneficially by their cus-tomers, Institutions may provide one or more of the following services: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Service Shares beneficially owned by customers or the informa-tion necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate share-holder servicing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned ben-eficially by their customers, Institutions may provide one or more of these additional services to such custom-ers: responding to customer inquiries relating to the services performed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account designations and addresses; and providing other similar shareholder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees gov-erning their accounts with Institutions.

              Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Portfolio shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Re-serve Board and state banking commissions, and investment advis-ers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Institutions under their service agreements will not be prohib-ited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and quali-fying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing pro-spectuses and statements of additional information and of print-ing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicita-tions, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equita-ble.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------
DISTRIBUTOR. Shares of each Portfolio of the Fund are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institutions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combination with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, Institutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Service Shares.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institutions. These procedures will vary according to the type of account and the Institution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the certificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is im-posed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any Portfolio account if the account bal-ance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolios to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Special Purchase And Redemption Procedures May Apply?
--------------------------------------------------------------------------------
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

PURCHASES. Purchase orders may be placed through PFPC. The minimum investment is $100. Purchases through the Automatic Investment Plan described below are subject to a lower purchase minimum. The name of the Portfolio with respect to which shares are purchased must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolios offer an Automatic Investment Plan ("AIP") whereby an investor in shares of a Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-au-thorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolios at any time by sending a written redemption request in proper form to Compass Capital Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Dela-ware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. Compass Capital reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital is not responsible for the efficiency of the Federal wire sys-tem or the shareholder's firm or bank. Compass Capital does not currently charge for wire transfers. The shareholder is responsible for any charges im-posed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

Compass Capital reserves the right to refuse a telephone redemption if it be-lieves it advisable to do so. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Compass Capital, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

Compass Capital offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash pay-ments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Service Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the num-ber of its Service Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by di-viding the total market value of its investments and other assets, less any li-abilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distribu-tions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Service Shares of the eleven Portfolios described here-in.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institu-tional Shares) or (800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On           , 1996, PNC Bank held of record approximately   % of the Fund's
outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The

Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio responds to in-creases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may with-draw its investment in the Index Master Portfolio at any time upon 30 days no-tice to the Index Master Portfolio if the Board of Trustees of the Fund deter-mines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be tak-en, including the investment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the In-dex Equity Portfolio's assets in accordance with the investment policies de-scribed above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Port-folio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfolio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Master Index Portfolio, please contact DFA at (310) 395-8005.

How Is Performance Calculated?
--------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of a Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The yield of Service Shares of the Balanced Portfolio is computed by dividing the net income allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Service Shares may be compared to the perfor-mance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio's Service Shares may be com-pared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the per-formance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institu-tional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL       PERFORMANCE
       PORTFOLIO           BENCHMARK                    DESCRIPTION
Large Cap Value Equity   Russell 1000   An index composed of those Russell 1000
                         Value Index    securities with less-than-average growth
                                        orientation. Securities in this index
                                        generally have low price-to-book and price-
                                        earnings ratios, higher dividend yields and
                                        lower forecasted growth values than more
                                        growth-oriented securities in the Russell
                                        1000 Growth Index.
Large Cap Growth Equity  Russell 1000   The Russell 1000 Growth Index contains
                         Growth Index   those Russell 1000 securities with a
                                        greater-than-average growth orientation.
                                        Companies in this index tend to exhibit
                                        higher price-to-book and price-earnings
                                        ratios, lower dividend yields and higher
                                        forecasted growth values than the Russell
                                        1000 Value Index.
Small Cap Value Equity   Russell 2000   An index of the smallest 2000 companies in
                         Index          the Russell 3000 Index, as ranked by total
                                        market capitalization. The Russell 2000
                                        Index is widely regarded in the industry to
                                        accurately capture the universe of small
                                        cap stocks.
Small Cap Growth Equity  Russell 2000   An index composed of those Russell 2000
                         Growth Index   securities with a greater-than-average
                                        growth orientation. Securities in this
                                        index generally have higher price-to-book
                                        and price-earnings ratios than those in the
                                        Russell 2000 Value Index.
Mid-Cap Value Equity     Russell Midcap The Russell Midcap Value Index consists of
                         Value Index    the bottom 800 securities of the Russell
                                        1000 Index with less-than-average growth
                                        orientation as ranked by total market
                                        capitalization.
Mid-Cap Growth Equity    Russell Midcap The Russell Midcap Growth Index consists of
                         Growth Index   the bottom 800 securities of the Russell
                                        1000 Index with greater-than-average growth
                                        orientation as ranked by total market
                                        capitalization.
International Equity     EAFE Index     An index composed of a sample of companies
                                        representative of the market structure of
                                        20 European and Pacific Basin countries.
                                        The Index represents the evolution of an
                                        unmanaged portfolio consisting of all
                                        domestically listed stocks.
International Emerging   MSCI Emerging  The Morgan Stanley Capital International
Markets                  Markets Free   (MSCI) Emerging Markets Free Index (EMF) is
                         Index          a market capitalization weighted index
                                        composed of companies representative of the
                                        market structure of 22 Emerging Market
                                        countries in Europe, Latin America, Africa
                                        and the Pacific Basin. The MSCI EMF Index
                                        excludes closed markets and those shares in
                                        otherwise free markets which are not
                                        purchasable by foreigners.
Select Equity            S&P 500 Index  An unmanaged index of 500 selected common
                                        stocks, most of which are listed on the New
                                        York Stock Exchange. The Index is heavily
                                        weighted toward stocks with large market
                                        capitalizations and represents
                                        approximately two-thirds of the total
                                        market value of all domestic common stocks.
Index Equity             S&P 500 Index  An unmanaged index of 500 selected common
                                        stocks, most of which are listed on the New
                                        York Stock Exchange. The Index is heavily
                                        weighted toward stocks with large market
                                        capitalizations and represents
                                        approximately two-thirds of the total
                                        market value of all domestic common stocks.

COMPASS CAPITAL   PERFORMANCE
   PORTFOLIO       BENCHMARK                   DESCRIPTION
Balanced         S&P 500 Index An unmanaged index of 500 selected common
                               stocks, most of which are listed on the New
                               York Stock Exchange. The Index is heavily
                               weighted toward stocks with large market
                               capitalizations and represents
                               approximately two-thirds of the total
                               market value of all domestic common stocks.
                 Salomon Broad An unmanaged index of 3500 bonds. The Broad
                 Investment    Investment Grade Index is market
                 Grade Index   capitalization weighted and includes
                               Treasury, Government sponsored mortgages
                               and investment grade fixed rate corporates
                               with a maturity of 1 year or longer.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PRO-SPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

LARGE CAP VALUE EQUITY PORTFOLIO

LARGE CAP GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

MID-CAP VALUE EQUITY PORTFOLIO

MID-CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO


                                   THE EQUITY
                                   PORTFOLIOS

                                 SERVICE SHARES



                                   Prospectus

                           COMPASS CAPITAL FUNDS/SM/
         (INSTITUTIONAL SHARES OF THE LARGE CAP VALUE EQUITY PORTFOLIO,
     LARGE CAP GROWTH EQUITY PORTFOLIO, SMALL CAP GROWTH EQUITY PORTFOLIO,
           MID-CAP GROWTH EQUITY PORTFOLIO, SELECT EQUITY PORTFOLIO,
        SMALL CAP VALUE EQUITY PORTFOLIO, MID-CAP VALUE EQUITY PORTFOLIO INTERNATIONAL EQUITY PORTFOLIO, INDEX EQUITY PORTFOLIO, INTERNATIONAL EMERGING
                   MARKETS PORTFOLIO AND BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund....................   Who Manages The Fund?

5A.   Managements Discussion of Fund
          Performance...........................   What Are The Portfolios'
                                                   Financial Highlights?

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?


9.    Legal Proceedings.........................   Inapplicable

The Equity Portfolios Institutional Shares

--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus de-scribes the Institutional Shares of eleven of those portfolios (the "Portfolios"):

                 Large Cap Value Equity Portfolio

                 [_] Large Cap Growth Equity Portfolio
                 [_] Small Cap Value Equity Portfolio
                 [_] Small Cap Growth Equity Portfolio
                 [_] Mid-Cap Value Equity Portfolio
                 [_] Mid-Cap Growth Equity Portfolio
                 [_] International Equity Portfolio
                 [_] International Emerging Markets Portfolio
                 [_] Select Equity Portfolio
                 [_] Index Equity Portfolio
                 [_] Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Commis-
                sion (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Pro-spectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                The Index Equity Portfolio seeks to achieve its investment ob-jective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The in-vestment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the In-dex Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For ad-ditional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Eight of these Portfolios invest in U.S. stocks, two Port-folios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of each Portfolio begins on page 18 and a summary of each Performance Benchmark is contained in the Appendix.

            COMPASS CAPITAL PORTFOLIO       PERFORMANCE BENCHMARK  LIPPER PEER GROUP
              Large Cap Value Eq-           Russell 1000 Value
               uity                         Index                  Growth and Income
              Large Cap Growth Eq-          Russell 1000 Growth
               uity                         Index                  Growth
              Small Cap Value Eq-
               uity                         Russell 2000 Index     Small Company Growth
              Small Cap Growth Eq-          Russell 2000 Growth
               uity                         Index                  Small Company Growth
                                            Russell Midcap Value
              Mid-Cap Value Equity          Index                  Midcap
              Mid-Cap Growth Equity         Russell Midcap Growth
                                            Index                  Midcap
              International Equity          EAFE Index             International
                                            MSCI                   Emerging Markets
              International Emerg-          Emerging Markets Free
               ing Markets                  Index
              Select Equity                 S&P 500 Index          Growth and Income
              Index Equity                  S&P 500 Index          S&P 500 Index
              Balanced                      S&P 500 Index and      Balanced
                                            Salomon Broad
                                            Investment  Grade
                                            Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio. Provident Capital Management, Inc. ("PCM"), PNC Equity Ad-visors Company ("PEAC"), BlackRock Financial Management, Inc. ("BlackRock") and CastleInternational Asset Management Limited ("CastleInternational") serve as sub-advisers to different Port-folios as described in this Prospectus. Dimensional Fund Advi-sors Inc. ("DFA") serves as investment adviser to the Index Mas-ter Portfolio.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
EQUITY        We intend this document to be an effective tool as you explore
PORTFOLIOS    different directions in equity investing.

CONSIDERING     There can be no assurance that any mutual fund will achieve
THE RISKS IN    its investment objective. The Portfolios will hold equity se-
EQUITY          curities, and some or all of the Portfolios may acquire war-
INVESTING       rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their as-sociated risks, deserve careful consideration. Certain risks associated with international investments are heightened be-cause of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies And Risks
                Apply?"

INVESTING IN    For information on how to purchase and redeem shares of the
THE COMPASS     Portfolios, see "HOW ARE SHARES PURCHASED AND REDEEMED?"
CAPITAL FUNDS

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............   8
            What Are The Portfolios?.....................................  18
            What Are The Differences Among The Portfolios?...............  19
            What Additional Investment Policies And Risks Apply?.........  21
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  32
            Who Manages The Fund?........................................  33
            How Are Shares Purchased And Redeemed?.......................  40
            How Is Net Asset Value Calculated?...........................  42
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  43
            How Are Fund Distributions Taxed?............................  44
            How Is The Fund Organized?...................................  46
            How Is Performance Calculated?...............................  49
            How Can I Get More Information?..............................  51

What Are The Expenses Of The Portfolios?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Institutional Shares of the Portfolios for the fiscal year ended September 30, 1996 as a per-centage of average daily net assets. Because the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio are new, the figures shown for these two Portfolios under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.

                      LARGE      LARGE      SMALL      SMALL                                        INTER-
                       CAP        CAP        CAP        CAP      MID-CAP    MID-CAP     INTER-     NATIONAL
                      VALUE     GROWTH      VALUE     GROWTH      VALUE     GROWTH     NATIONAL    EMERGING    SELECT
                     EQUITY     EQUITY     EQUITY     EQUITY     EQUITY     EQUITY      EQUITY     MARKETS     EQUITY
                    PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO

ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)(/2/)       .49%       .49%       .54%       .54%       .50%       .50%        .70%       1.15%       .50%
Other operating
 expenses                 .26        .26        .32        .32        .36        .36         .36         .63        .25
                         ----       ----       ----       ----       ----       ----       -----       -----       ----
Administration
 fees (after fee
 waivers)(/1/)       .18        .17        .22        .22        .10        .10        .18         .23         .17
Other expenses       .08        .09        .10        .10        .26        .26        .18         .40         .08
                    ----       ----       ----       ----       ----       ----       ----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/1/)            .75%       .75%       .86%       .86%       .86%       .86%       1.06%       1.78%       .75%
                         ====       ====       ====       ====       ====       ====       =====       =====       ====
                       INDEX
                      EQUITY     BALANCED
                    PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/1/)(/2/)        .025%       .49%
Other operating
 expenses                  .155        .30
                          ------      -----
Administration
 fees (after fee
 waivers)(/1/)       .045         .18
Other expenses       .110         .12
                    -----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/1/)             .18%        .79%
                          ======      =====

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, .75%, 1.25%, and .025%, respectively, for the International Equity, International Emerging Markets and Index Eq-uity Portfolios and .55% for each of the other Portfolios and administra-tion fees would be .21% for the Large Cap Value Equity Portfolio and .23% for each other Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Port-folios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operat-ing expenses" would be .29%, .31%, .31%, .33%, .54%, .54%, .42%, .63%,
    .32%, .475% and .35%, respectively, and "Total Portfolio operating ex-penses" would be .84%, .86%, .86%, .88%, 1.34%, 1.34%, 1.17%, 1.88%, .87%,
    .50% and .90%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Value Equity                      $ 8        $24        $42       $ 93
Growth Equity                       8         24         42         93
Small Cap Value Equity              9         27         48        106
Small Cap Growth Equity             9         27         48        106
Mid-Cap Value Equity                9         27         48        106
Mid-Cap Growth Equity               9         27         48        106
International Equity               11         34         58        129
International Emerging Markets     18         56         96        209
Select Equity                       8         24         42         93
Index Equity                        2          6         10         23
Balanced                            8         26         44         99

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating expenses) an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Portfolios' investment adviser or other institutions directly on their customer accounts in connection with investments in the Portfolios.

The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

                The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Portfolios' independent accountant. This financial information should be read together with those financial statements. Fur-ther information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by call-ing (800) 441-7764. Information concerning the historical in-vestment results of Institutional Shares of the Index Equity Portfolio reflects the financial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfolio. During the periods presented the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio had not commenced investment operations.

Financial Highlights
--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     LARGE CAP VALUE EQUITY PORTFOLIO

                   (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                    FOR THE
                                                                     PERIOD
                             YEAR      YEAR      YEAR      YEAR    4/20/92/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.92  $  11.62  $  11.68  $   9.78   $  10.00
                           --------  --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.35      0.34      0.27      0.22       0.12
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  2.41      2.54      0.16      1.91      (0.24)
                           --------  --------  --------  --------   --------
 Total from investment
  operations                   2.76      2.88      0.43      2.13       (.12)
                           --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.36)    (0.33)    (0.27)    (0.23)     (0.10)
 Distributions from net
  realized capital gains      (0.97)    (0.25)    (0.22)      - -        - -
                           --------  --------  --------  --------   --------
 Total distributions          (1.33)    (0.58)    (0.49)    (0.23)     (0.10)
                           --------  --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  15.35  $  13.92  $  11.62  $  11.68   $   9.78
                           ========  ========  ========  ========   ========
Total return                  21.01%    25.73%     3.76%    21.92%      1.19%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $731,024  $508,273  $577,996  $432,776   $322,806
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.75%     0.67%     0.65%     0.80%      0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.84%     0.81%     0.81%     0.83%      0.85%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  2.40%     2.68%     2.44%     2.07%      2.62%/2/
 Before
  advisory/administration
  fee waivers                  2.32%     2.53%     2.28%     2.04%      2.62%/2/
PORTFOLIO TURNOVER RATE          64%       12%       11%       11%        13%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0556       N/A       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     LARGE CAP GROWTH EQUITY PORTFOLIO

                  (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                                      FOR THE
                                                                                       PERIOD
                             YEAR      YEAR     YEAR       YEAR     YEAR     YEAR    11/1/89/1/
                            ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93   9/30/92  9/30/91   9/30/90
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.03  $  10.19  $ 11.58   $   9.92  $ 10.28  $  9.98   $ 10.00
                           --------  --------  -------   --------  -------  -------   -------
Income from investment
 operations
 Net investment income         0.08      0.13     0.06       0.06     0.21     0.24      0.31
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  2.29      2.88    (1.34)      2.07     0.30     1.51     (0.26)
                           --------  --------  -------   --------  -------  -------   -------
 Total from investment
  operations                   2.37      3.01    (1.28)      2.13     0.51     1.75      0.05
                           --------  --------  -------   --------  -------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.06)    (0.17)   (0.01)     (0.07)   (0.37)   (0.32)    (0.07)
 Distributions from
  capital                       - -       - -      - -      (0.01)     - -      - -       - -
 Distributions from net
  realized capital gains      (0.38)      - -    (0.10)     (0.39)   (0.50)   (1.13)      - -
                           --------  --------  -------   --------  -------  -------   -------
 Total distributions          (0.44)    (0.17)   (0.11)     (0.47)   (0.87)   (1.45)    (0.07)
                           --------  --------  -------   --------  -------  -------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  14.96  $  13.03  $ 10.19   $  11.58  $  9.92  $ 10.28   $  9.98
                           ========  ========  =======   ========  =======  =======   =======
Total return                  18.67%    29.88%  (11.14)%    22.18%    4.98%   19.47%     0.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $481,171  $211,543  $97,834   $100,049  $58,372  $54,912   $39,790
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.75%     0.67%    0.65%      0.81%    0.85%    0.85%     0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.86%     0.85%    0.89%      0.87%    0.86%    0.91%     0.88%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.63%     1.20%    0.62%      0.50%    2.07%    2.59%     2.75%/2/
 Before
  advisory/administration
  fee waivers                  0.51%     1.01%    0.38%      0.44%    2.06%    2.53%     2.72%/2/
PORTFOLIO TURNOVER RATE          58%       55%     212%       175%     162%     211%      149%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0598       N/A      N/A        N/A      N/A      N/A       N/A

/1/Commencement of operations of share class.

/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                             YEAR      YEAR      YEAR      YEAR    4/13/92/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  15.16  $  13.62  $  13.08  $  10.14   $ 10.00
                           --------  --------  --------  --------   -------
Income from investment
 operations
 Net investment income         0.10      0.06      0.04      0.04      0.02
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                  1.70      2.17      0.77      3.02      0.13
                           --------  --------  --------  --------   -------
 Total from investment
  operations                   1.80      2.23      0.81      3.06      0.15
                           --------  --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.11)    (0.08)    (0.02)    (0.04)    (0.01)
 Distributions from net
  realized capital gains      (0.87)    (0.61)    (0.25)    (0.08)      - -
                           --------  --------  --------  --------   -------
 Total distributions          (0.98)    (0.69)    (0.27)    (0.12)    (0.01)
                           --------  --------  --------  --------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  15.98  $  15.16  $  13.62  $  13.08   $ 10.14
                           ========  ========  ========  ========   =======
Total return                  12.64%    17.43%     6.28%    30.36%     1.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $214,828  $168,334  $168,360  $128,805   $75,045
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.85%     0.75%     0.73%     0.83%     0.85%/2/
 Before
  advisory/administration
  fee waivers                  0.86%     0.84%     0.85%     0.87%     0.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.68%     0.44%     0.28%     0.31%     0.51%/2/
 Before
  advisory/administration
  fee waivers                  0.67%     0.35%     0.16%     0.27%     0.47%/2/
PORTFOLIO TURNOVER RATE          50%       31%       18%       41%       17%
AVERAGE COMMISSION
 RATE/3/                    $0.0580       N/A       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                   FOR THE
                                                                    PERIOD
                                     YEAR       YEAR     YEAR     9/14/93/1/
                                    ENDED      ENDED     ENDED     THROUGH
                                   9/30/96    9/30/95   9/30/94    9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                            $  15.06   $  10.16  $ 10.47    $ 10.00
                                   --------   --------  -------    -------
Income from investment operations
 Net investment income                (0.01)      0.02     0.03        - -
 Net gain (loss) on investments
  (both realized and unrealized)       6.91       4.90    (0.33)      0.47
                                   --------   --------  -------    -------
 Total from investment operations      6.90       4.92    (0.30)      0.47
                                   --------   --------  -------    -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income                   (0.02)     (0.02)   (0.01)       - -
 Distributions from net realized
  capital gains                         - -        - -      - -        - -
                                   --------   --------  -------    -------
 Total distributions                  (0.02)     (0.02)   (0.01)       - -
                                   --------   --------  -------    -------
NET ASSET VALUE AT END OF PERIOD   $  21.94   $  15.06  $ 10.16    $ 10.47
                                   ========   ========  =======    =======
Total return                          45.87%     48.50%  (2.89)%      4.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                       $299,563   $145,915  $65,612    $11,310
 Ratios of expenses to average
  net assets
 After advisory/administration
  fee waivers                          0.86%      0.75%    0.48%      0.73%/2/
 Before advisory/administration
  fee waivers                          0.88%      0.88%    1.04%      1.42%/2/
 Ratios of net investment income
  to average net assets
 After advisory/administration
  fee waivers                         (0.07)%     0.22%    0.45%     (0.11)%/2/
 Before advisory/administration
  fee waivers                         (0.09)%     0.09%   (0.10)%    (0.80)%/2/
PORTFOLIO TURNOVER RATE                  89%        74%      89%         9%
AVERAGE COMMISSION RATE/3/         $ 0.0569        N/A      N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                             YEAR      YEAR      YEAR      YEAR    4/27/92/1/
                            ENDED     ENDED     ENDED     ENDED     THROUGH
                           9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.27  $  13.44  $  12.48  $   9.87   $ 10.00
                           --------  --------  --------  --------   -------
Income from investment
 operations
 Net investment income         0.17      0.17      0.15      0.11      0.11
 Net realized gain (loss)
  on investments               0.84      0.13      1.17      2.61     (0.17)
                           --------  --------  --------  --------   -------
 Total from investment
  operations                   1.01      0.30      1.32      2.72     (0.06)
                           --------  --------  --------  --------   -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.18)    (0.11)    (0.11)    (0.11)    (0.07)
 Distributions from net
  realized capital gains      (0.67)    (0.36)    (0.25)      - -       - -
                           --------  --------  --------  --------   -------
 Total distributions          (0.85)    (0.47)    (0.36)    (0.11)    (0.07)
                           --------  --------  --------  --------   -------
NET ASSET VALUE AT END OF
 PERIOD                    $  13.43  $  13.27  $  13.44  $  12.48   $  9.87
                           ========  ========  ========  ========   =======
Total return                   8.01%     2.46%    10.71%    27.72%   (0.61)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $388,588  $312,588  $284,905  $131,052   $60,357
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  1.06%     0.97%     0.95%     1.10%     1.20%/2/
 Before
  advisory/administration
  fee waivers                  1.17%     1.14%     1.14%     1.16%     1.21%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.90%     1.42%     1.27%     1.17%     2.59%/2/
 Before
  advisory/administration
  fee waivers                  0.79%     1.24%     1.08%     1.11%     2.58%/2/
PORTFOLIO TURNOVER RATE          70%      105%       37%       31%       15%
AVERAGE COMMISSION
 RATE/3/                   $ 0.0158       N/A       N/A       N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                    FOR THE
                                                                     PERIOD
                                                 YEAR     YEAR     6/17/94/1/
                                                 ENDED    ENDED     THROUGH
                                                9/30/96  9/30/95    9/30/94
NET ASSET VALUE AT BEGINNING OF PERIOD          $  8.19  $ 10.56     $10.00
                                                -------  -------     ------
Income from investment operations
 Net investment income                             0.08     0.08       0.03
 Net gain (loss) on investments (both realized
  and unrealized)                                  0.50    (2.15)      0.53
                                                -------  -------     ------
 Total from investment operations                  0.58     2.07       0.56
                                                -------  -------     ------
LESS DISTRIBUTIONS
 Distributions from net investment income           - -    (0.10)       - -
 Distributions from Capital                         - -    (0.01)       - -
 Distributions from net realized capital gains    (0.01)   (0.19)       - -
                                                -------  -------     ------
 Total distributions                              (0.01)   (0.30)       - -
                                                -------  -------     ------
NET ASSET VALUE AT END OF PERIOD                $  8.76  $  8.19     $10.56
                                                =======  =======     ======
Total return                                       6.97%  (19.72)%     5.60%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)     $68,664  $29,319     $2,511
 Ratios of expenses to average net assets
 After advisory/administration fee waivers         1.78%    1.78%      1.75%/2/
 Before advisory/administration fee waivers        1.88%    2.02%      2.73%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers         0.96%    1.90%      1.19%/2/
 Before advisory/administration fee waivers        0.87%    1.66%      0.21%/2/
PORTFOLIO TURNOVER RATE                              44%      75%         4%
AVERAGE COMMISSION RATE/3/                      $0.0018      N/A        N/A

/1/Commencement of operations of share classes.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO
                     (FORMERLY, THE CORE EQUITY PORTFOLIO)

                                                                   FOR THE
                                                                    PERIOD
                                       YEAR      YEAR     YEAR    9/13/93/1/
                                      ENDED     ENDED     ENDED    THROUGH
                                     9/30/96   9/30/95   9/30/94   9/30/93
NET ASSET VALUE AT BEGINNING OF
 PERIOD                              $  11.88  $   9.92  $  9.97   $ 10.00
                                     --------  --------  -------   -------
Income from investment operations
 Net investment income                   0.21      0.22     0.22      0.01
 Net gain (loss) on investments
  (both realized and unrealized)         2.08      2.08    (0.04)    (0.04)
                                     --------  --------  -------   -------
 Total from investment operations        2.29      2.30     0.18     (0.03)
                                     --------  --------  -------   -------
LESS DISTRIBUTIONS
 Distributions from net investment
  income                                (0.21)    (0.22)   (0.23)      - -
 Distributions from net realized
  capital gains                         (0.39)    (0.12)     - -       - -
                                     --------  --------  -------   -------
 Total distributions                    (0.60)    (0.34)   (0.23)      - -
                                     --------  --------  -------   -------
NET ASSET VALUE AT END OF PERIOD     $  13.57  $  11.88  $  9.92   $  9.97
                                     ========  ========  =======   =======
Total return                            19.84%    23.76%    1.79%     (.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in
  thousands)                         $274,434  $238,813  $48,123   $69,268
 Ratios of expenses to average net
  assets
 After advisory/administration fee
  waivers                                0.74%     0.67%    0.65%     0.65%/2/
 Before advisory/administration fee
  waivers                                0.87%     0.85%    0.93%     0.87%/2/
 Ratios of net investment income to
  average net assets
 After advisory/administration fee
  waivers                                1.70%     2.35%    2.11%     2.17%/2/
 Before advisory/administration fee
  waivers                                1.58%     2.17%    1.82%     1.95%/2/
PORTFOLIO TURNOVER RATE                    55%       51%      88%        2%
AVERAGE COMMISSION RATE/3/           $ 0.0487       N/A      N/A       N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                            FOR THE
                                                                             PERIOD
                             YEAR              YEAR      YEAR      YEAR    4/20/92/1/
                            ENDED             ENDED     ENDED     ENDED     THROUGH
                           9/30/96           9/30/95   9/30/94   9/30/93    9/30/92
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  13.58          $  10.93  $  11.02  $  10.06   $  10.00
                           --------          --------  --------  --------   --------
Income from investment
 operations
 Net investment income         0.30              0.38      0.31      0.27       0.13
 Net realized gain (loss)
  on investments               2.13              2.73      0.03      0.97       0.03
                           --------          --------  --------  --------   --------
 Total from investment
  operations                   2.43              3.11      0.34      1.24       0.16
                           --------          --------  --------  --------   --------
LESS DISTRIBUTIONS
 Distributions from net
  investment income           (0.34)            (0.34)    (0.32)    (0.28)     (0.10)
 Distributions from net
  realized capital gains      (1.70)            (0.12)    (0.11)      - -        - -
                           --------          --------  --------  --------   --------
 Total distributions          (2.04)            (0.46)    (0.43)    (0.28)     (0.10)
                           --------          --------  --------  --------   --------
NET ASSET VALUE AT END OF
 PERIOD                    $  13.17          $  13.58  $  10.93  $  11.02   $  10.06
                           ========          ========  ========  ========   ========
Total return                  19.82%            29.30%     3.07%    12.40%      1.62%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $127,076          $109,433  $147,746  $186,163   $175,888
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  0.18%             0.17%     0.15%     0.40%      0.45%/2/
 Before
  advisory/administration
  fee waivers                  0.50%/3/          0.50%     0.52%     0.52%      0.64%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  2.29%             2.92%     2.72%     2.46%      2.85%/2/
 Before
  advisory/administration
  fee waivers                  1.98%             2.59%     2.35%     2.34%      2.66%/2/
PORTFOLIO TURNOVER RATE          18%/4/, /5/       18%       17%        8%        23%
AVERAGE COMMISSION RATE    $ 0.0319 /4/, /5/      N/A       N/A       N/A        N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Including expenses allocated from the U.S. Large Company Series of The DFA Investment Trust Company of 0.13%.

/4/For the period from October 1, 1995 through May 31, 1996.

/5/See footnotes to the financial statements of The DFA Investment Trust
Company.

--------------------------------------------------------------------------------
(FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                                                     FOR THE
                                                                     PERIOD
                                YEAR     YEAR     YEAR      YEAR    5/1/92/1/
                                ENDED    ENDED    ENDED     ENDED    THROUGH
                               9/30/96  9/30/95  9/30/94   9/30/93   9/30/92
NET ASSET VALUE AT BEGINNING
 OF PERIOD                     $ 13.73  $ 11.98  $ 12.42   $ 11.53   $11.01
                               -------  -------  -------   -------   ------
Income from investment
 operations
 Net investment income            0.46     0.46     0.38      0.30     0.17
 Net realized gain (loss) on
  investments                     1.49     1.90    (0.39)     1.15     0.51
                               -------  -------  -------   -------   ------
 Total from investment
  operations                      1.95     2.36    (0.01)     1.45     0.68
                               -------  -------  -------   -------   ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income              (0.45)   (0.47)   (0.37)    (0.30)   (0.16)
 Distributions from net
  realized capital gains         (0.13)   (0.14)   (0.06)    (0.26)     - -
                               -------  -------  -------   -------   ------
 Total distributions             (0.58)   (0.61)   (0.43)    (0.56)   (0.16)
                               -------  -------  -------   -------   ------
NET ASSET VALUE AT END OF
 PERIOD                        $ 15.10  $ 13.73  $ 11.98   $ 12.42   $11.53
                               =======  =======  =======   =======   ======
Total return                     14.43%   20.32%   (0.11)%   12.86%    6.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period
  (in thousands)               $37,567  $24,525  $17,610   $12,928   $2,501
 Ratios of expenses to
  average net assets
 After
  advisory/administration fee
  waivers                         0.79%    0.67%    0.65%     0.80%    0.95%/2/
 Before
  advisory/administration fee
  waivers                         0.90%    0.88%    0.91%     0.98%    1.51%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration fee
  waivers                         3.16%    3.78%    3.16%     2.89%    3.28%/2/
 Before
  advisory/administration fee
  waivers                         3.06%    3.56%    2.89%     2.71%    2.72%/2/
PORTFOLIO TURNOVER RATE            275%     154%      54%       32%      36%
AVERAGE COMMISSION RATE/3/     $0.0599      N/A      N/A       N/A      N/A

/1/Commencement of operations of share class.
/2/Annualized.

/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

What Are The Portfolios?
--------------------------------------------------------------------------------
                The COMPASS CAPITAL FUND family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple dis-ciplines in order to seek their long-term financial goals.

                The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Eight of these Portfolios invest primarily in U.S. stocks, two Portfolios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

                In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's goals and sentiments.

INVESTMENT      Each of the eleven Compass Capital Equity Portfolios seeks to
OBJECTIVES      provide long-term Capital Appreciation.

                The Select Equity, Large Cap Value Equity and Mid-Cap Value Equity Portfolios pursue a secondary objective of Current In-come from dividends.

                The Balanced Portfolio pursues a secondary objective of Cur-rent Income from an allocation to fixed income securities.

                To meet its investment objective, each Portfolio employs a specific investment style, as described below. No assurance can be made that a Portfolio will achieve its investment ob-jective.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

        COMPASS                                                                      PERFORMANCE
     CAPITAL FUND              INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
Large Cap                Pursues equity securities     Stocks with price/earnings    Russell 1000
Value Equity             (defined as common stocks or  and price/book ratios at      Value Index
                         securities convertible into   time of purchase below
                         common stocks) which the      average for benchmark and
                         sub-adviser believes are      capitalization in excess of
                         undervalued. A security's     $1 billion.
                         earnings trend and its
                         dividend growth rate will
                         also be factors considered
                         in security selection.
Large Cap                Pursues stocks with earnings  Stocks with growth rate       Russell 1000
Growth Equity            growth potential. Emphasizes  estimates in excess of        Growth Index
                         stocks which the sub-adviser  average for benchmark and
                         considers to have favorable   capitalization in excess of
                         and above-average earnings    $1 billion.
                         growth prospects.
Small Cap Value Equity   Pursues small cap stocks      Stocks with price/earnings    Russell 2000
                         which the sub-adviser         and price/book ratios at      Index
                         believes are undervalued. A   time of purchase below
                         security's earnings trend     average for benchmark and
                         and its dividend growth rate  capitalization below $1
                         will also be factors          billion.
                         considered in security
                         selection.
Small Cap Growth Equity  Pursues small cap stocks      Stocks with growth rate       Russell 2000
                         with earnings growth          estimates in excess of        Growth Index
                         potential. Emphasizes small   average for benchmark and
                         cap stocks which the sub-     capitalization below $1
                         adviser considers to have     billion.
                         favorable and above-average
                         earnings growth prospects.
Mid-Cap                  Pursues mid cap stocks and    Stocks with low               Russell
Value Equity             sectors which the sub-        price/earnings, price/book,   Midcap
                         adviser believes are          price/cash flow or            Value Index
                         undervalued. A security's     price/sales ratios at the
                         earnings trend and its        time of purchase relative to
                         dividend growth rate will     their respective sectors or
                         also be factors considered    the benchmark and
                         in security selection.        capitalization between $1
                                                       billion and $5 billion.
Mid-Cap                  Pursues mid cap stocks with   Stocks with growth rate       Russell
Growth Equity            earnings growth potential.    estimates in excess of        Midcap
                         Emphasizes stocks which the   average for benchmark and     Growth Index
                         sub-adviser considers to      capitalization between $1
                         have favorable and above-     billion and $5 billion.
                         average earnings growth
                         prospects.
International Equity     Pursues non-dollar            Portfolio assets are          EAFE Index
                         denominated stocks of         primarily invested in
                         issuers in countries          international stocks.
                         included in the Morgan
                         Stanley Capital               Stocks with price/earnings
                         International Europe,         ratios below average for a
                         Australia and the Far East    security's home market or
                         Index ("EAFE"). Within this   stock exchange.
                         universe, a value style of
                         investing is employed to      Diversification across
                         select stocks which the sub-  countries, industry groups
                         adviser believes are          and companies with
                         undervalued. A security's     investment at all times in
                         earnings trend and its price  at least three foreign
                         momentum will also be         countries.
                         factors considered in
                         security selection. The sub-
                         adviser will also consider
                         macroeconomic factors such
                         as the prospects for
                         relative economic growth
                         among certain foreign
                         countries, expected levels
                         of inflation, government
                         policies influencing
                         business conditions and the
                         outlook for currency
                         relationships.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

       COMPASS                                                                       PERFORMANCE
     CAPITAL FUND             INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
International Emerging  Pursues non-dollar            Portfolio assets are          MSCI
Markets                 denominated stocks of         primarily invested in stocks  International
                        issuers in emerging country   of emerging market issuers.   Emerging
                        markets (generally any                                      Markets Free
                        country considered to be      Stocks with price/earnings    Index
                        emerging or developing by     ratios below average for a
                        the World Bank, the           security's home market or
                        International Finance         stock exchange.
                        Corporation or the United
                        Nations). Within this         Ordinarily, stocks of
                        universe, a value style of    issuers in at least three
                        investing is employed to      emerging markets will be
                        select stocks which the sub-  held.
                        adviser believes are
                        undervalued. The sub-adviser
                        will also consider
                        macroeconomic factors such
                        as the prospects for
                        relative economic growth
                        among certain foreign
                        countries, expected levels
                        of inflation, government
                        policies influencing
                        business conditions and the
                        outlook for currency
                        relationships.
Select Equity           Combines value and growth     Similar sector weightings as  S&P 500 Index
                        style as sub-adviser          benchmark, with over- or
                        identifies market             under-weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
Index Equity            Invests all of its assets     The Index Master Portfolio    S&P 500 Index
                        indirectly, through the U.S.  holds substantially all the
                        Large Company Series (the     stocks of the S&P 500 Index
                        "Index Master Portfolio") of  in approximately the same
                        The DFA Investment Trust      proportions as they are
                        Company in the stocks of the  represented in the Index.
                        S&P 500 Index using a
                        passive investment style
                        that pursues the replication
                        of the S&P 500 Index return.
Balanced                Holds a blend of equity and   Maintains a minimum 25%       S&P 500 and
                        fixed income securities to    investment in fixed income    Salomon Broad
                        deliver total return through  senior securities.            Investment
                        capital appreciation and                                    Grade Index
                        current income.
                        Equity Portion:               Equity Portion:
                        Combines value and growth     Similar sector weightings as
                        style as sub-adviser          benchmark, with over- or
                        identifies market             under- weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
                        Fixed Income Portion:         Fixed Income Portion:
                        Combines sector rotation and  Dollar-denominated
                        security selection across a   investment grade bonds,
                        broad universe of fixed       including U.S. Government,
                        income securities.            mortgage-backed, asset-
                                                      backed and corporate debt
                                                      securities.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Equity and International Emerging Markets Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggre-gate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchas-ers of listed options issued by the Options Clearing Corporation, which per-forms the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately af-terwards the aggregate amount of margin deposits on its existing futures posi-tions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Portfolio other than the Index Master Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securi-ties delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets ab-sent unusual market conditions.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. The Index Master Portfolio does not intend to invest in reverse repur-chase agreements. The Balanced Portfolio may utilize reverse repurchase agree-ments when it is anticipated that the interest income to be earned from the in-vestment of the proceeds of the transaction is greater than the interest ex-pense of the transaction. This use of reverse repurchase agreements may be re-garded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the pro-ceeds will be less than the interest expense, that the market value of the se-curities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be re-turned to the Portfolio. During the time a reverse repurchase agreement is out-standing, a Portfolio will maintain a segregated account with the Fund's custo-dian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggre-gate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addition, the Balanced Portfolio may borrow up to an ad-ditional 5% of its total assets for temporary purposes. Whenever borrowings ex-ceed 5% of a Portfolio's total assets, the Portfolios (other than the Index Master Portfolio and the Balanced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any pe-riod that qualified institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS. Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market conditions, at least 90% (and in any event at least 65%) of their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will normally have more limited product lines, markets and financial resources and will be depen-dent upon a more limited management group than larger capitalized companies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not re-sult in the elimination of a stock from the Portfolio. The Portfolio will re-main fully invested in common stocks even when stock prices are generally fall-ing. Ordinarily, portfolio securities will not be sold except to reflect addi-tions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is ex-pected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash.
------
* "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund and The DFA Investment Trust Company.

S&P has no obligation or liability in connection with the administration, mar-keting or trading of the Index Equity Portfolio or Index Master Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securi-ties, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Equity and International Emerging Markets Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward for-eign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of ex-change for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guaranteed investment contracts (GICs), ob-ligations issued or guaranteed by the U.S. Government or its agencies or in-strumentalities and state and local Municipal obligations. These securities will be rated at the time of purchase within the four highest rating groups as-signed by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rat-ings Group ("S&P") or another nationally recognized statistical rating organi-zation. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-adviser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be invest-ment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an orderly fashion as soon as practica-ble. Investments in securities of foreign issuers, which present additional in-vestment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's total assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to an-other party, there is a risk that the purchaser would acquire an interest supe-rior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustees for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivable. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e., loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that, under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affili-ates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are sup-ported only by the credit of the agency or instrumentality issuing the obliga-tion. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certifi-cates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent bene-ficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than or-dinary debt securities because of the manner in which their principal and in-terest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctu-ations from changing interest rates than debt obligations of comparable maturi-ties which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser believes that their return, on a pre-tax basis, will be comparable to the returns of other permitted invest-ments. Dividends paid by the Portfolio that are derived from interest on munic-ipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. Dur ing periods of falling interest rates, the values of long-term fixed income se-curities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes invest-ment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF TRUSTEES
              The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio are invested) are managed under the direction of their separate Boards of Trustees. The following persons currently serve as trustees of Compass Capital Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Corporation.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

               David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

              The Statement of Additional Information furnishes additional in-formation about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND
SUB-          The Adviser to Compass Capital Funds is PNC Asset Management
ADVISERS      Group, Inc. ("PAMG"), except with respect to the Index Equity
              Portfolio. Each of the Portfolios within the Compass Capital
              Fund family (except the Index Equity Portfolio) is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

              The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER          PORTFOLIO MANAGER
-------------------------  ----------- ------------------------------------
Large Cap Value Equity      PCM(/1/)   Benedict E. Capaldi; Vice President
                                       of PCM since 1995; prior to joining
                                       PCM, Senior Vice President and
                                       portfolio manager with Radnor
                                       Capital Management, President of
                                       Chestnut Hill Advisors, Inc. and
                                       Managing Director of Brandywine
                                       Asset Management, Inc.; Portfolio
                                       manager since 1995.

                                  INVESTMENT
COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                 PORTFOLIO MANAGER
-------------------------  ------------------------ ------------------------------------
Large Cap Growth Equity           PEAC(/2/)         Robert K. Urquhart; investment
                                                    manager with PEAC since 1995; prior
                                                    to joining PEAC, Chief Investment
                                                    Officer and partner of Cole
                                                    Financial Group, Inc., a partner of
                                                    Seacliff Holdings, Inc. and of RCM
                                                    Capital Management; Portfolio
                                                    manager since 1995.
Small Cap Value Equity             PCM(/1/)         Christian K. Stadlinger; Vice
                                                    President of PCM since July 1996;
                                                    prior to joining PCM, Portfolio
                                                    Manager and Research Analyst with
                                                    Morgan Stanley Asset Management;
                                                    Portfolio manager since July 1996.
Small Cap Growth Equity           PEAC(/2/)         William J. Wykle; investment manager
                                                    with PEAC since 1995; investment
                                                    manager with PNC Bank, National
                                                    Association since 1986; Portfolio
                                                    manager since its inception.
Mid-Cap Value Equity               PCM(/1/)         Benedict E. Capaldi (see above);
                                                    Portfolio co-manager since its
                                                    inception.
                                                    Daniel B. Eagan; portfolio manager
                                                    with PCM since 1995; director of
                                                    investment strategy at PAMG during
                                                    1995; Portfolio co-manager since its
                                                    inception.
Mid-Cap Growth Equity             PEAC(/2/)         William J. Wykle (see above);
                                                    Portfolio co-manager since its
                                                    inception.
                                                    William C. McVail; investment
                                                    manager with PEAC since 1994; prior
                                                    to joining PEAC, equity and fixed
                                                    income analyst with PNC Bank; since
                                                    its inception.
International Equity       CastleInternational(/4/) Gordon Anderson; Managing and
                                                    Investment Director since 1996;
                                                    prior to joining
                                                    CastleInternational, Investment
                                                    Director of Dunedin Fund Managers
                                                    Ltd.; Portfolio manager since 1996.

                                  INVESTMENT
COMPASS CAPITAL PORTFOLIO        SUB-ADVISER                 PORTFOLIO MANAGER
-------------------------  ------------------------ ------------------------------------
International Emerging     CastleInternational(/4/) Euan Rae; Senior Investment Manager
 Markets                                            since 1996; prior to joining
                                                    CastleInternational, Head of
                                                    Emerging Markets at Dunedin Fund
                                                    Managers Ltd. and investment manager
                                                    with Edinburgh Fund Managers;
                                                    Portfolio manager since 1996.
Select Equity                      PCM(/1/)         Daniel B. Eagan (see above);
                                                    Portfolio manager since 1995.
Balanced                           PCM and          R. Andrew Damm; Senior investment
                             BlackRock(/1/)(/3/)    strategist with PAMG since 1995;
                                                    portfolio manager with PNC Bank from
                                                    1988 to 1995; Portfolio co-manager
                                                    since 1996.
                                                    Robert S. Kapito; Vice Chairman of
                                                    BlackRock since 1988; Portfolio co-
                                                    manager since 1995.
                                                    Keith T. Anderson; Managing Director
                                                    and co-chair of Portfolio Management
                                                    Group and Investment Strategy
                                                    Committee of BlackRock since 1988;
                                                    Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.

(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

(4) CastleInternational Asset Management Limited ("CastleInternational") has its primary offices at 7 Castle Street, Edinburgh, Scotland, EH2 3AH.

              PAMG was organized in 1994 to perform advisory services for in-vestment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

              For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fis-cal year. All sub-advisory fees are paid by PAMG and do not rep-resent an extra charge to the Portfolios.

                 MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT THE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY
                    AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .550%        .400%
            $1 billion -- $2 billion       .500         .350
            $2 billion -- $3 billion       .475         .325
            greater than $3 billion        .450         .300

                   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE
                 EQUITY AND MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .800%        .650%
            $1 billion -- $2 billion       .700         .550
            $2 billion -- $3 billion       .675         .500
            greater than $3 billion        .625         .475

                   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                               EQUITY PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .750%        .600%
            $1 billion -- $2 billion       .700         .550
            $2 billion -- $3 billion       .675         .525
            greater than $3 billion        .650         .500

                   MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                          EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion              1.250%       1.100%
            $1 billion -- $2 billion      1.200        1.050
            $2 billion -- $3 billion      1.155        1.005
            greater than $3 billion       1.100         .950

              Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund believes it is comparable to the rates paid by many other funds with sim-ilar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

              For their last fiscal year the Portfolios paid investment advi-sory fees at the following annual rates (expressed as a percent-age of average daily net assets) after voluntary fee waivers:
              Large Cap Value Equity Portfolio, .49%; Large Cap Growth Equity Portfolio, .49%; Small Cap Value Equity Portfolio, .54%; Small Cap Growth Equity Portfolio, .54%; International Equity Port-folio, .68%; International Emerging Markets Portfolio, 1.15%; Select Equity Portfolio, .49%; and Balanced Portfolio, .49%. For the period from October 1, 1995 through June 1, 1996, the Index Equity Portfolio paid investment advisory fees to its former in-
              vestment adviser at the annual rate of   % of its average daily
              net assets.

              The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distribu-tor.

ADVISER TO    Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX         Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment
MASTER        adviser to the Index Master Portfolio.
PORTFOLIO

              DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional in-vestors. DFA's assets under management totalled approximately $18.5 billion at October 31, 1996. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors,officers and shareholders of DFA, may be deemed controlling persons of DFA.

              Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of DFA who are elected annually. DFA provides the Index Master Portfo-lio with a trading department and selects brokers and dealers to effect securities transactions.

              For the investment advisory services provided to the Index Mas-ter Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's aver-age daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1996, DFA received a monthly fee for its investment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

ADMINISTRATORS  Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indi-rect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

                The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net assets, .16% of the next $1 billion of each Portfo-lio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive some or all of their admin-istration fees from a Portfolio. PFPC serves as the adminis-trative services, dividend disbursing and transfer agent to the Index Master Portfolio, for which PFPC is entitled to com-pensation at the annual rate of .015% of the Index Master Portfolio's net assets.

                For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Ex-penses Of The Portfolios?"

TRANSFER        PNC Bank serves as the Portfolios' custodian and PFPC serves
AGENT,          as their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, inter-est, professional fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution un-der Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of addi-tional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicita-tions, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equita-ble.

How Are Shares Purchased And Redeemed?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of each Portfolio of the Fund are offered on a continuous basis by CDI as distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distri-bution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the respective Portfolios. For further information, see the Statement of Additional Information. The minimum initial investment for in-stitutions is $5,000. There is no minimum subsequent investment requirement.

Compass Capital may in its discretion waive the minimum investment amount and may reject any order for Institutional Shares.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custo-dian is open for business. The Fund reserves the right to wire redemption pro-ceeds within seven days after receiving a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect a Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any Portfolio account if the ac-count balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for Institutional Shares of each Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to its In-stitutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other as-sets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares of the relevant Portfolio, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with re-spect to distributions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------
The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates only to Institutional Shares of the eleven Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or
(800) 441-7762 (Investor Shares).

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On     , 1996, PNC Bank held of record approximately  % of the Fund's outstand-
ing shares, as trustee on behalf of individual and institutional investors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The

Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio responds to in-creases and decreases in the value of the Index Master Portfolio's securities and to the expenses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may with-draw its investment in the Index Master Portfolio at any time upon 30 days no-tice to the Index Master Portfolio if the Board of Trustees of the Fund deter-mines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdrawal, the Board of Trustees would consider what action might be tak-en, including the investment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Equity Portfolio or the hiring of an investment adviser to manage the In-dex Equity Portfolio's assets in accordance with the investment policies de-scribed above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Port-folio's shareholders will also be asked to vote on any proposal to change a fundamental policy (i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfolio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for Institutional Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of a Portfolio over the measur-ing period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares of the Balanced Portfolio is computed by di-viding the net income allocated to that class during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a Portfolio's Institu-tional Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Government Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their Institutional Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the com-pounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of a Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Perfor-mance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Institutional Shares will not be in-cluded in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call COMPASS CAPITAL FUNDS at (800) 441-7450.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7764.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Large Cap Value Equity   Russell 1000 Value Index An index composed of those Russell 1000 securities with less-than-average growth
                                                  orientation. Securities in this index
                                                  generally have low price-to-book and price-
                                                  earnings ratios, higher dividend yields and
                                                  lower forecasted growth values than more
                                                  growth-oriented securities in the Russell
                                                  1000 Growth Index.
Large Cap Growth Equity  Russell 1000 Growth      The Russell 1000 Growth Index contains
                         Index                    those Russell 1000 securities with a
                                                  greater-than-average growth orientation.
                                                  Companies in this index tend to exhibit
                                                  higher price-to-book and price-earnings
                                                  ratios, lower dividend yields and higher
                                                  forecasted growth values than the Russell
                                                  1000 Value Index.
Small Cap Value Equity   Russell 2000 Index       An index of the smallest 2000 companies in
                                                  the Russell 3000 Index, as ranked by total
                                                  market capitalization. The Russell 2000
                                                  Index is widely regarded in the industry to
                                                  accurately capture the universe of small
                                                  cap stocks.
Small Cap Growth Equity  Russell 2000 Growth      An index composed of those Russell 2000
                         Index                    securities with a greater-than-average
                                                  growth orientation. Securities in this
                                                  index generally have higher price-to-book
                                                  and price-earnings ratios than those in the
                                                  Russell 2000 Value Index.
Mid-Cap Value Equity     Russell Midcap Value     The Russell Midcap Value Index consists of
                         Index                    the bottom 800 securities of the Russell
                                                  1000 Index with less-than-average growth
                                                  orientation as ranked by total market
                                                  capitalization.
Mid-Cap Growth Equity    Russell Midcap Growth    The Russell Midcap Growth Index consists of
                         Index                    the bottom 800 securities of the Russell
                                                  1000 Index with greater-than-average growth
                                                  orientation as ranked by total market
                                                  capitalization.
International Equity     EAFE Index               An index composed of a sample of companies
                                                  representative of the market structure of
                                                  20 European and Pacific Basin countries.
                                                  The Index represents the evolution of an
                                                  unmanaged portfolio consisting of all
                                                  domestically listed stocks.
International Emerging   MSCI Emerging Markets    The Morgan Stanley Capital International
Markets                  Free Index               (MSCI) Emerging Markets Free Index (EMF) is
                                                  a market capitalization weighted index
                                                  composed of companies representative of the
                                                  market structure of 22 Emerging Market
                                                  countries in Europe, Latin America, Africa
                                                  and the Pacific Basin. The MSCI EMF Index
                                                  excludes closed markets and those shares in
                                                  otherwise free markets which are not
                                                  purchasable by foreigners.
Select Equity            S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Index Equity             S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Balanced                 S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
                         Salomon Broad Investment An unmanaged index of 3500 bonds. The Broad
                         Grade Index              Investment Grade Index is market
                                                  capitalization weighted and includes
                                                  Treasury, Government sponsored mortgages
                                                  and investment grade fixed rate corporates
                                                  with a maturity of 1 year or longer.

The Compass Capital Funds
-------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ----------------

LARGE CAP VALUE EQUITY PORTFOLIO

LARGE CAP GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

MID-CAP VALUE EQUITY PORTFOLIO

MID-CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO


                                  THE EQUITY
                                  PORTFOLIOS

                             INSTITUTIONAL SHARES



                                  Prospectus

                           COMPASS CAPITAL FUNDS/SM/
  (INVESTOR A, INVESTOR B AND INVESTOR C SHARES OF THE LARGE CAP VALUE EQUITY
     PORTFOLIO, LARGE CAP GROWTH EQUITY PORTFOLIO, SMALL CAP GROWTH EQUITY PORTFOLIO, MID-CAP GROWTH EQUITY PORTFOLIO, SELECT EQUITY PORTFOLIO,
       SMALL CAP VALUE EQUITY PORTFOLIO, MID-CAP VALUE EQUITY PORTFOLIO, INDEX EQUITY PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, INTERNATIONAL
              EMERGING MARKETS PORTFOLIO AND BALANCED PORTFOLIO)
                             CROSS REFERENCE SHEET



FORM N-1A ITEM                                     LOCATION
----------------                                   ----------

      PART A                                       PROSPECTUS

1.    Cover page................................   Cover Page

2.    Synopsis..................................   What Are The Expenses Of The
                                                   Portfolios?

3.    Condensed Financial
      Information...............................   What Are The Portfolios'
                                                   Financial Highlights?

4.    General Description of
      Registrant................................   Cover Page; What Are The
                                                   Portfolios?; What Additional
                                                   Investment Policies Apply?;
                                                   What Are The Portfolios'
                                                   Fundamental Investment
                                                   Limitations?

5.    Management of the Fund....................   Who Manages The Fund?

5A.   Managements Discussion of Fund
         Performance............................   What Are The Portfolios'
                                                   Financial Highlights?

6.    Capital Stock and Other
      Securities................................   How Frequently Are Dividends
                                                   And Distributions Made To
                                                   Investors?; How Are Fund
                                                   Distributions Taxed?; How Is
                                                   The Fund Organized?

7.    Purchase of Securities Being
      Offered...................................   How Are Shares Purchased And
                                                   Redeemed?; How Is Net Asset
                                                   Value Calculated?; How Is The
                                                   Fund Organized?

8.    Redemption or Repurchase..................   How Are Shares Purchased and
                                                   Redeemed?


9.    Legal Proceedings.........................   Inapplicable

The Equity Portfolios Investor Shares

--------------------------------------------------------------------------------
                Compass Capital Funds SM ("Compass Capital" or the "Fund") consists of thirty investment portfolios. This Prospectus de-scribes the Investor Shares of eleven of those portfolios (the "Portfolios"):

                 Large Cap Value Equity Portfolio

                 Large Cap Growth Equity Portfolio
                 Small Cap Value Equity Portfolio
                 Small Cap Growth Equity Portfolio
                 Mid-Cap Value Equity Portfolio
                 Mid-Cap Growth Equity Portfolio
                 International Equity Portfolio
                 International Emerging Markets Portfolio
                 Select Equity Portfolio
                 Index Equity Portfolio
                 Balanced Portfolio

                This Prospectus contains information that a prospective in-vestor needs to know before investing. Please keep it for fu-ture reference. A Statement of Additional Information dated has been filed with the Securities and Exchange Com-
                mission (the "SEC"). The Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 441-7762. The Statement of Additional Information, as supple-mented from time to time, is incorporated by reference into this Prospectus.

                SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIOS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                The Index Equity Portfolio seeks to achieve its investment ob-jective by investing all of its investable assets in a series of shares (the "Index Master Portfolio") of The DFA Investment Trust Company, another open-end management investment company, rather than through a portfolio of various securities. The in-vestment experience of the Index Equity Portfolio corresponds directly with the investment experience of the Index Master Portfolio. The Index Master Portfolio has substantially the same investment objective, policies and limitations as the In-dex Equity Portfolio and, except as specifically noted, is also referred to as a "Portfolio" in this Prospectus. For ad-ditional information, see "How Is The Fund Organized?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Equity Portfolios Of Compass Capital Funds
--------------------------------------------------------------------------------
              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sec-tor. Eight of these Portfolios invest in U.S. stocks, two Port-folios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds. A detailed description of each Portfolio begins on page 20 and a summary of each Performance Benchmark is contained in the Appendix.

            COMPASS CAPITAL PORTFOLIO       PERFORMANCE BENCHMARK  LIPPER PEER GROUP
              Large Cap Value Eq-           Russell 1000 Value
               uity                         Index                  Growth and Income
              Large Cap Growth Eq-          Russell 1000 Growth
               uity                         Index                  Growth
              Small Cap Value Eq-
               uity                         Russell 2000 Index     Small Company Growth
              Small Cap Growth Eq-          Russell 2000 Growth
               uity                         Index                  Small Company Growth
                                            Russell Midcap Value
              Mid-Cap Value Equity          Index                  Midcap
              Mid-Cap Growth Equity         Russell Midcap Growth
                                            Index                  Midcap
              International Equity          EAFE Index             International
              International Emerg-
               ing                          MSCI                   Emerging Markets
                                            Emerging Markets Free
               Markets                      Index
              Select Equity                 S&P 500 Index          Growth and Income
              Index Equity                  S&P 500 Index          S&P 500 Index
              Balanced                      S&P 500 Index and      Balanced
                                             Salomon Broad
                                            Investment  Grade
                                            Index

              PNC Asset Management Group, Inc. ("PAMG") serves as the invest-ment adviser to each portfolio except the Index Equity Portfo-lio. Provident Capital Management, Inc. ("PCM"), PNC Equity Ad-visors Company ("PEAC"), BlackRock Financial Management, Inc. ("BlackRock") and CastleInternational Asset Management Limited ("CastleInterna- tional") serve as sub-advisers to different Portfolios as described in this Prospectus. Dimensional Fund Ad-visors Inc. ("DFA") serves as investment adviser to the Index Master Portfolio.

UNDERSTANDING
THE COMPASS   This Prospectus has been crafted to provide detailed, accurate
CAPITAL       and comprehensive information on the Compass Capital Portfolios.
EQUITY        We intend this document to be an effective tool as you explore
PORTFOLIOS    different directions in equity investing.

CONSIDERING      There can be no assurance that any mutual fund will achieve
THE RISKS IN     its investment objective. The Portfolios will hold equity se-
EQUITY           curities, and some or all of the Portfolios may acquire war-
INVESTING        rants, foreign securities and illiquid securities; enter into repurchase and reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. Certain risks associated with international investments are height-ened because of currency fluctuations and investments in emerging markets. See "What Additional Investment Policies
                 And Risks Apply?"

INVESTING IN     For information on how to purchase and redeem shares of the
THE COMPASS      Portfolios, see "HOW ARE SHARES PURCHASED" and "HOW ARE
CAPITAL FUNDS    SHARES REDEEMED?"

Asking The Key Questions
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolios?.....................   6
            What Are The Portfolios' Financial Highlights?...............  10
            What Are The Portfolios?.....................................  20
            What Are The Differences Among The Portfolios?...............  21
            What Additional Investment Policies And Risks Apply?.........  23
            What Are The Portfolios' Fundamental Investment
             Limitations?................................................  34
            Who Manages The Fund?........................................  35
            What Pricing Options Are Available To Investors?.............  43
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  45
            How Are Shares Purchased?....................................  47
            How Are Shares Redeemed?.....................................  49
            What Are The Shareholder Features Of The Fund?...............  51
            What Is The Schedule Of Sales Charges And Exemptions?........  54
            How Is Net Asset Value Calculated?...........................  60
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  61
            How Are Fund Distributions Taxed?............................  62
            How Is The Fund Organized?...................................  64
            How Is Performance Calculated?...............................  67
            How Can I Get More Information?..............................  69

What Are The Expenses Of The Portfolios?
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses incurred by Investor Shares of the Portfolios for the fiscal year ended September 30, 1996 as a percentage of average daily net assets. Because no Investor C Shares of the Large Cap Growth Equity, Small Cap Value Equity, International Equity, Inter-national Emerging Markets and Balanced Portfolios and no shares of any class of the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios were out-standing during the fiscal year ended September 30, 1996, the figures shown for these share classes under "Other expenses" are estimates for the current fiscal year. An example based on the summary is also shown.


                                LARGE CAP                           LARGE CAP                           SMALL CAP
                              VALUE EQUITY                        GROWTH EQUITY                       VALUE EQUITY
                                PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                   INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
 SHAREHOLDER
  TRANSACTION
  EXPENSES
 Maximum Front-
  End Sales
  Charge(/1/)
  (as a
  percentage of
  offering price)         4.5%        None        None        4.5%        None        None        4.5%        None        None
 Maximum Deferred
  Sales
  Charge(/1/)(/2/)
  (as a
  percentage of
  offering price)         None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
 Sales Charge on
  Reinvested
  Dividends               None        None        None        None        None        None        None        None        None
 ANNUAL PORTFOLIO
  OPERATING
  EXPENSES
  (AS A
  PERCENTAGE OF
  AVERAGE NET
  ASSETS)
 Advisory fees
  (after fee
  waivers)(/3/)           .49%        .49%        .49%        .49%        .49%        .49%        .54%        .54%        .54%
 12b-1
  fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
 Other operating
  expenses
  (after fee
  waivers) (/3/)          .73         .73         .73         .73         .73         .73         .79         .79         .79
                        ------      ------      ------      ------      ------      ------      ------      ------      ------
 Shareholder
  servicing fee     .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee    .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses     .33         .33         .33         .33         .33         .33         .39         .39         .39
                   ----        ----        ----        ----        ----        ----        ----        ----        ----
 Total Portfolio
  operating
  expenses
  (after fee
  waivers)(/3/)          1.22%       1.97%       1.97%       1.22%       1.97%       1.97%       1.33%       2.08%       2.08%
                        ======      ======      ======      ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in sub-sequent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and administration fees would be .21% for each class of the Large Cap Value Equity Portfolio and .23% for each class of each other Portfolio. PAMG and the Portfolios' ad-ministrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .76%, .79% and .80%, respectively, for Investor A Shares, Investor B Shares, and Investor C Shares, and "Total Portfolio operating expenses" would be: (ii) 1.31%, 1.34% and 1.33%, respectively, for Investor A Shares; and (iii) 2.05%, 2.09% and 2.08%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) dur-ing the current fiscal year.

(4) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are The Key Considerations In Selecting A Pricing Option?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

--------------------------------------------------------------------------------

                               SMALL CAP                            MID-CAP                             MID-CAP
                                GROWTH                               VALUE                              GROWTH
                                EQUITY                              EQUITY                              EQUITY
                               PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)        4.5%         None        None       4.5%         None        None       4.5%         None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)         None        4.5%        1.0%        None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends               None        None        None        None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)           .54%        .54%        .54%        .50%        .50%        .50%        .50%        .50%        .50%
12b-1
 fees(/3/)(/4/)          .00         .75         .75         .00         .75         .75         .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)           .79         .79         .79         .83         .83         .83         .83         .83         .83
                       ------      ------      ------      ------      ------      ------      ------      ------      ------
 Shareholder
  servicing fee    .25         .25         .25         .25         .25         .25         .25         .25         .25
 Shareholder
  processing fee   .15         .15         .15         .15         .15         .15         .15         .15         .15
 Other expenses    .39         .39         .39         .43         .43         .43         .43         .43         .43
                  ----        ----        ----        ----        ----        ----        ----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)          1.33%       2.08%       2.08%       1.33%       2.08%       2.08%       1.33%       2.08%       2.08%
                       ======      ======      ======      ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55%, .80% and .80% for the Small Cap Growth Equity, Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Port-folios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operat-ing expenses" would be: (i) .80%, 1.26% and 1.26% respectively, for In-vestor A Shares; and (ii) .80%, .96% and .96% respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.35%, 2.06% and 2.06%, respectively, for Investor A Shares; and (iv) 2.10%, 2.81% and 2.81%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (otherwise payable at the max-imum rate of .10%) during the current fiscal year.

(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

-------------------------------------------------------------------------------

                                                                         INTERNATIONAL
                                     INTERNATIONAL                         EMERGING
                                        EQUITY                              MARKETS
                                       PORTFOLIO                           PORTFOLIO
                          INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum Front-End Sales
 Charge(/1/)
 (as a percentage of
 offering price)                5.0%         None        None       5.0%         None        None
Maximum Deferred Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)                 None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested Dividends            None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after fee
 waivers)(/3/)                   .70%        .70%        .68%       1.15%       1.15%       1.15%
12b-1 fees(/3/)(/4/)             .00         .75         .75         .00         .75         .75
Other operating expenses
 (after fee
 waivers)(/3/)                   .83         .83         .85        1.10        1.10        1.10
                               ------      ------      ------      ------      ------      ------
 Shareholder servicing
  fee                      .25         .25         .25         .25         .25         .25
 Shareholder processing
  fee                      .15         .15         .15         .15         .15         .15
 Other expenses            .43         .43         .45         .70         .70         .70
                          ----        ----        ----        ----        ----        ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)                  1.53%       2.28%       2.28%       2.25%       3.00%       3.00%
                               ======      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Ex-emptions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in sub-sequent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75% and 1.25% for the In-ternational Equity and International Emerging Markets Portfolios, respec-tively, and administration fees would be .23% for each class of each Port-folio. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total oper-ating expenses during the remainder of the current fiscal year at the lev-els set forth in the table. Without waivers, "Other operating expenses" would be: (i) .90% and 1.10%, respectively, for Investor A Shares; and
    (ii) .90% and 1.10%, respectively, for Investor B Shares and Investor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.65% and 2.35%, respectively, for Investor A Shares; and (iv) 2.40% and 3.10%, re-spectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.

(4) Investors with a long-term perspective may prefer Investor A Shares, as described under "What Are The Key Considerations In Selecting A Pricing Option?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

--------------------------------------------------------------------------------

                               SELECT EQUITY                       INDEX EQUITY                         BALANCED
                                 PORTFOLIO                          PORTFOLIO+                          PORTFOLIO
                    INVESTOR A  INVESTOR B  INVESTOR C  INVESTOR A INVESTOR B  INVESTOR C  INVESTOR A  INVESTOR B  INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-
 End Sales
 Charge(/1/)
 (as a
 percentage of
 offering price)           4.5%        None        None       3.0%        None        None        4.5%        None        None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a
 percentage of
 offering price)           None        4.5%        1.0%       None        4.5%        1.0%        None        4.5%        1.0%
Sales Charge on
 Reinvested
 Dividends                 None        None        None       None        None        None        None        None        None
ANNUAL PORTFOLIO
 OPERATING
 EXPENSES (AS A
 PERCENTAGE OF
 AVERAGE NET
 ASSETS)
Advisory fees
 (after fee
 waivers)(/3/)(/4/)        .49%        .49%        .49%      .025%       .025%       .025%        .49%        .49%        .49%
12b-1
 fees(/3/)(/5/)            .00         .75         .75       .00         .75         .75          .00         .75         .75
Other operating
 expenses (after
 fee
 waivers)(/3/)             .73         .73         .73       .585        .585        .585         .72         .78         .78
                         ------      ------      ------      -----      ------      ------      ------      ------      ------
 Shareholder
  servicing fee      .25         .25         .25        .25        .25         .25          .25         .25         .25
 Shareholder
  processing fee     .15         .15         .15        .15        .15         .15          .15         .15         .15
 Other expenses      .33         .33         .33        .225       .225        .225         .32         .38         .38
                    ----        ----        ----        ----       ----        ----        ----        ----        ----
Total Portfolio
 operating
 expenses (after
 fee
 waivers)(/3/)            1.22%       1.97%       1.97%      .65%       1.40%       1.40%        1.21%       2.02%       2.02%
                         ======      ======      ======      =====      ======      ======      ======      ======      ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"

(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .55% and .55% for the Select Equity and Balanced Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. PAMG and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be: (i) .79%, .785% and .77% , re-spectively, for Investor A Shares, Investor B Shares and Investor C Shares; and (ii) .79%, .785% and .83%, respectively, for Investor B Shares and In-vestor C Shares; and "Total Portfolio operating expenses" would be: (iii) 1.34%, .97% and 1.32%, respectively, for Investor A Shares; and (iv) 2.09%, 1.71% and 2.13%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur any 12b-1 fees with respect to In-vestor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.

(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" on page 44. Investor A Shares do not currently pay 12b-1 fees. Long-term investors in Investor Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $57        $82        $109      $186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
 C Shares                             20         62         106       230
Large Cap Growth Equity Portfolio
 A Shares*                            57         82         109       186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
 C Shares                             20         62         106       230
Small Cap Value Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Small Cap Growth Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Mid-Cap Value Equity Portfolio
 A Shares*                            58         85
 B Shares (Redemption)**              66        102
 B Shares (No Redemption)             21         65
 C Shares                             21         65
Mid-Cap Growth Equity Portfolio
 A Shares*                            58         85
 B Shares (Redemption)**              66        102
 B Shares (No Redemption)             21         65
 C Shares                             21         65
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            57         82         109       186
 B Shares (Redemption)**              65         99         129       210***
 B Shares (No Redemption)             20         62         106       210***
 C Shares                             20         62         106       230
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
 C Shares                             17         44          77       168
Balanced Portfolio
 A Shares*                            57         82         108       185
 B Shares (Redemption)**              66        100         131       214***
 B Shares (No Redemption)             21         63         109       214***
 C Shares                             21         63         109       235

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.
The foregoing Tables and Example are intended to assist investors in under-standing the costs and expenses (including the Index Equity Portfolio's pro rata share of the Index Master Portfolio's advisory fees and operating ex-penses) an investor will bear either directly or indirectly. They do not re-flect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolios. For a detailed description of the expenses, see "Who Manages The Fund?"
The Board of Trustees of the Fund believes that the aggregate per share ex-penses of the Index Equity Portfolio and the Index Master Portfolio in which the Index Equity Portfolio's assets are invested are approximately equal to the expenses which the Index Equity Portfolio would incur if the Fund retained the services of an investment adviser for the Index Equity Portfolio and the assets of the Index Equity Portfolio were invested directly in the type of securities held by the Index Master Portfolio.
THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

What Are The Portfolios' Financial Highlights?
--------------------------------------------------------------------------------

              The following financial information has been derived from the financial statements incorporated by reference into the State-ment of Additional Information and has been audited by the Port-folios' independent accountants. This financial information should be read together with those financial statements. Further information about the performance of the Portfolios is available in the Fund's annual shareholder reports. Both the Statement of Additional Information and the annual shareholder reports may be obtained from the Fund free of charge by calling (800) 441-7762. Information concerning the historical investment results of In-vestor A Shares of the Index Equity Portfolio reflects the fi-nancial experience of that Portfolio prior to its conversion on June 2, 1996 to a feeder portfolio of the Index Master Portfo-lio. During the periods presented the Large Cap Growth Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios had no Investor C Shares outstanding, and the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio had not commenced investment operations.

Financial Highlights
--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     LARGE CAP VALUE EQUITY PORTFOLIO

                   (FORMERLY THE VALUE EQUITY PORTFOLIO)

                                                                                         INVESTOR B    INVESTOR C
                                       INVESTOR A SHARES                                   SHARES        SHARES
                                                                            FOR THE       FOR THE       FOR THE
                                                                             PERIOD        PERIOD        PERIOD
                            YEAR        YEAR        YEAR        YEAR       5/02/92/1/    1/18/96/1/    8/16/96/1/
                            ENDED       ENDED       ENDED       ENDED       THROUGH       THROUGH       THROUGH
                           9/30/96     9/30/95     9/30/94     9/30/93      9/30/92       9/30/96       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.92     $ 11.62     $ 11.69     $ 9.78        $10.00       $ 13.56       $ 14.91
                           -------     -------     -------     ------        ------       -------       -------
Income from investment
 operations
 Net investment income         .28        0.27        0.23       0.22          0.12          0.13          0.02
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 2.41        2.56        0.15       1.91         (0.24)         1.80          0.45
                           -------     -------     -------     ------        ------       -------       -------
 Total from investment
  operations                  2.69        2.83        0.38       2.13         (0.12)         1.93          0.47
                           -------     -------     -------     ------        ------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.29)      (0.28)      (0.23)     (0.22)        (0.10)        (0.17)        (0.06)
 Distributions from net
  realized capital gains     (0.97)      (0.25)      (0.22)       - -           - -           - -           - -
                           -------     -------     -------     ------        ------       -------       -------
 Total distributions         (1.26)      (0.53)      (0.45)     (0.22)        (0.10)        (0.17)        (0.06)
                           -------     -------     -------     ------        ------       -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.35     $ 13.92     $ 11.62     $11.69        $ 9.78       $ 15.32       $ 15.32
                           =======     =======     =======     ======        ======       =======       =======
Total return                 20.52%/3/   25.22%/3/    3.32%/3/  21.95%/3/     (1.19)%/3/    14.26%/4/      3.16%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $26,190     $16,910     $10,412     $4,865        $   16       $ 3,152       $   205
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.22%       1.11%       1.05%      0.92%         0.85%/2/      1.92%/2/      1.80%/2/
 Before
  advisory/administration
  fee waivers                 1.31%       1.25%       1.21%      0.95%         0.85%/2/      2.00%/2/      1.88%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.93%       2.24%       2.08%      1.96%         2.62%/2/      1.34%/2/      1.29%/2/
 Before
  advisory/administration
  fee waivers                 1.84%       2.10%       1.92%      1.93%         2.62%/2/      1.25%/2/      1.20%/2/
PORTFOLIO TURNOVER RATE         64%         12%         11%        11%           13%           64%           64%
AVERAGE COMMISSION
 RATE/5/                   $0.0556         N/A         N/A        N/A           N/A       $0.0556       $0.0556

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     LARGE CAP GROWTH EQUITY PORTFOLIO

                  (FORMERLY THE GROWTH EQUITY PORTFOLIO)

                                                                                           INVESTOR
                                       INVESTOR A SHARES                                   B SHARES
                                                                                           FOR THE
                                                                              PERIOD        PERIOD
                            YEAR        YEAR        YEAR         YEAR       5/02/92/1/    1/24/96/1/
                            ENDED       ENDED       ENDED        ENDED       THROUGH       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93      9/30/92       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.01     $ 10.16     $ 11.57      $ 9.92        $10.09       $ 13.08
                           -------     -------     -------      ------        ------       -------
Income from investment
 operations
 Net investment income        0.02        0.08        0.02        0.02          0.08         (0.02)
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 2.29        2.87       (1.33)       2.10         (0.10)         1.80
                           -------     -------     -------      ------        ------       -------
 Total from investment
  operations                  2.31        2.95       (1.31)       2.12         (0.02)         1.78
                           -------     -------     -------      ------        ------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -       (0.10)        - -       (0.07)        (0.15)          - -
 Distributions from
  capital                    (0.38)        - -         - -       (0.01)          - -           - -
 Distributions from net
  realized capital gains                   - -       (0.10)      (0.39)          - -           - -
                           -------     -------     -------      ------        ------       -------
 Total distributions         (0.38)      (0.10)      (0.10)      (0.47)        (0.15)          - -
                           -------     -------     -------      ------        ------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 14.94     $ 13.01     $ 10.16      $11.57        $ 9.92       $ 14.86
                           =======     =======     =======      ======        ======       =======
Total return                 18.18%/3/   29.26%/3/  (11.38)%/3/  22.08%/3/     (0.17)%/3/    13.61%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $16,579     $10,034     $ 5,049      $2,362        $  239       $ 2,364
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.22%       1.11%       1.05%       0.91%         0.85%/2/      1.93%/2/
 Before
  advisory/administration
  fee waivers                 1.34%       1.29%       1.29%       0.97%         0.86%/2/      2.05%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.15%       0.76%       0.29%       0.18%         2.07%/2/     (0.47)%/2/
 Before
  advisory/administration
  fee waivers                 0.04%       0.58%       0.05%       0.12%         2.06%/2/     (0.58)%/2/
PORTFOLIO TURNOVER RATE         58%         55%        212%        175%          162%           58%
AVERAGE COMMISSION
 RATE/5/                   $0.0598         N/A         N/A         N/A           N/A       $0.0598

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                                                            INVESTOR B
                                       INVESTOR A SHARES                                      SHARES
                                                                            FOR THE                   FOR THE
                                                                             PERIOD                   PERIOD
                            YEAR        YEAR        YEAR        YEAR       6/02/92/1/    YEAR       10/03/94/1/
                            ENDED       ENDED       ENDED       ENDED       THROUGH      ENDED        THROUGH
                           9/30/96     9/30/95     9/30/94     9/30/93      9/30/92     9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 15.14     $ 13.58     $ 13.07     $10.14        $10.06     $ 15.06       $ 13.51
                           -------     -------     -------     ------        ------     -------       -------
Income from investment
 operations
 Net investment income        0.03         - -       (0.01)      0.03          0.02       (0.04)        (0.05)
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 1.69        2.17        0.77       3.02          0.07        1.65          2.21
                           -------     -------     -------     ------        ------     -------       -------
 Total from investment
  operations                  1.72        2.17        0.76       3.05          0.09        1.61          2.16
                           -------     -------     -------     ------        ------     -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.02)        - -         - -      (0.04)        (0.01)        - -           - -
 Distributions from net
  realized capital gains     (0.87)      (0.61)      (0.25)     (0.08)          - -       (0.87)        (0.61)
                           -------     -------     -------     ------        ------     -------       -------
 Total distributions         (0.89)      (0.61)      (0.25)     (0.12)        (0.01)      (0.87)        (0.61)
                           -------     -------     -------     ------        ------     -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.97     $ 15.14     $ 13.58     $13.07        $10.14     $ 15.80       $ 15.06
                           =======     =======     =======     ======        ======     =======       =======
Total return                 12.06%/3/   16.96%/3/    5.93%/3/  30.36%/3/      0.89%/4/   11.34%/4/     16.95%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $24,605     $21,563     $16,884     $9,084        $   62     $ 2,357       $ 1,477
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.32%       1.18%       1.13%      0.94%         0.85%/2/    2.04%         1.80%/2/
 Before
  advisory/administration
  fee waivers                 1.33%       1.28%       1.25%      0.98%         0.89%/2/    2.05%         1.89%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.20%       0.00%      (0.11)%     0.19%         0.51%/2/   (0.50)%       (0.61)%/2/
 Before
  advisory/administration
  fee waivers                 0.19%      (0.09)%     (0.23)%     0.15%         0.47%/2/   (0.51)%       (0.70)%/2/
PORTFOLIO TURNOVER RATE         50%         31%         18%        41%           17%         50%           31%
AVERAGE COMMISSION
 RATE/5/                   $0.0580         N/A         N/A        N/A           N/A     $0.0580           N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       SMALL CAP GROWTH EQUITY PORTFOLIO

                                                                              INVESTOR B     INVESTOR C
                                   INVESTOR A SHARES                            SHARES         SHARES
                                                                 FOR THE       FOR THE        FOR THE
                                                                  PERIOD        PERIOD         PERIOD
                            YEAR        YEAR        YEAR        9/15/93/1/    1/18/96/1/     9/6/96/1/
                            ENDED       ENDED       ENDED        THROUGH       THROUGH        THROUGH
                           9/30/96     9/30/95     9/30/94       9/30/93       9/30/96        9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 14.98     $10.12      $10.47         $ 9.96       $ 14.87        $ 19.66
                           -------     ------      ------         ------       -------        -------
Income from investment
 operations
 Net investment income       (0.06)     (0.02)        - -            - -         (0.07)         (0.01)
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 6.77       4.88       (0.35)          0.51          6.73           1.88
                           -------     ------      ------         ------       -------        -------
 Total from investment
  operations                  6.71       4.86       (0.35)          0.51          6.66           1.87
                           -------     ------      ------         ------       -------        -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -        - -         - -            - -           - -            - -
 Distributions from net
  realized capital gains       - -        - -         - -            - -           - -            - -
                           -------     ------      ------         ------       -------        -------
 Total distributions           - -        - -         - -            - -           - -            - -
                           -------     ------      ------         ------       -------        -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 21.69     $14.98      $10.12         $10.47       $ 21.53        $ 21.53
                           =======     ======      ======         ======       =======        =======
Total return                 44.79%/3/  48.02%/3/   (3.33)%/3/      5.12%/3/     38.27%/4/       9.51%/4/
RATIOS/SUPPLEMENTAL DATA
 NET ASSETS AT END OF
  PERIOD (IN THOUSANDS)    $27,954     $7,348      $1,620         $   41       $ 6,520        $   329
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.33%      1.20%       0.86%          1.13%/2/      2.06%/2/       1.74%/2/
 Before
  advisory/administration
  fee waivers                 1.35%      1.33%       1.42%          1.82%/2/      2.08%/2/       1.76%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.55)%    (0.24)%      0.07%         (0.48)%/2/    (1.34)%/2/     (0.93)%
 Before
  advisory/administration
  fee waivers                (0.57)%    (0.36)%     (0.49)%        (1.17)%/2/    (1.36)%/2/     (0.95)%/2/
PORTFOLIO TURNOVER RATE         89%        74%         89%             9%           89%            89%
AVERAGE COMMISSION
 RATE/5/                   $0.0569        N/A         N/A            N/A       $0.0569        $0.0569

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                                             INVESTOR B
                                       INVESTOR A SHARES                                       SHARES
                                                                            FOR THE                    FOR THE
                                                                             PERIOD                    PERIOD
                            YEAR        YEAR        YEAR        YEAR       6/02/92/1/     YEAR       10/03/94/1/
                            ENDED       ENDED       ENDED       ENDED       THROUGH       ENDED        THROUGH
                           9/30/96     9/30/95     9/30/94     9/30/93      9/30/92      9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.24     $ 13.40     $ 12.47     $ 9.87        $10.68      $ 13.20       $ 13.35
                           -------     -------     -------     ------        ------      -------       -------
Income from investment
 operations
 Net investment income        0.14        0.11        0.12       0.12          0.09         0.08          0.05
 Net gain (loss) on
  investments
  (both realized and
  unrealized)                 0.81        0.13        1.15       2.59         (0.83)        0.77          0.16
                           -------     -------     -------     ------        ------      -------       -------
 Total from investment
  operations                  0.95        0.24        1.27       2.71         (0.74)        0.85          0.21
                           -------     -------     -------     ------        ------      -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.16)      (0.04)      (0.09)     (0.11)        (0.07)       (0.15)          - -
 Distributions from net
  realized capital gains     (0.67)      (0.36)      (0.25)       - -           - -        (0.67)        (0.36)
                           -------     -------     -------     ------        ------      -------       -------
 Total distributions         (0.83)      (0.40)      (0.34)     (0.11)        (0.07)       (0.82)        (0.36)
                           -------     -------     -------     ------        ------      -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.36     $ 13.24     $ 13.40     $12.47        $ 9.87      $ 13.23       $ 13.20
                           =======     =======     =======     ======        ======      =======       =======
Total return                  7.58%/3/    2.00%/3/   10.24%/3/  27.72%/3/     (6.94)%/3/    6.81%/4/      1.77%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $19,842     $17,721     $14,433     $3,669        $   58      $ 2,692       $ 1,071
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.53%       1.40%       1.35%      1.25%         1.20%/2/     2.23%         2.06%/2/
 Before
  advisory/administration
  fee waivers                 1.64%       1.58%       1.54%      1.31%         1.21%/2/     2.34%         2.23%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 0.45%       0.97%       0.96%      1.27%         2.59%/2/    (0.18)%        0.59%/2/
 Before
  advisory/administration
  fee waivers                 0.34%       0.80%       0.77%      1.21%         2.58%/2/    (0.29)%        0.41%/2/
PORTFOLIO TURNOVER RATE         70%        105%         37%        31%           16%          70%          105%
AVERAGE COMMISSION
 RATE/5/                   $0.0158         N/A         N/A        N/A           N/A      $0.0158           N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.
4Contingent deferred sales charge not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                                   INVESTOR
                                INVESTOR A SHARES                  B SHARES
                                                      FOR THE       FOR THE
                                                       PERIOD       PERIOD
                             YEAR        YEAR        6/17/94/1/    7/2/96/1/
                             ENDED       ENDED         ENDED        THROUGH
                            9/30/96     9/30/95       9/30/94       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD        $  8.18     $10.54         $10.00       $  8.85
                            -------     ------         ------       -------
Income from investment
 operations
 Net investment income         0.02       0.03           0.02           - -
 Net gain (loss) on
  investments (both
  realized and unrealized)     0.52      (2.14)          0.52         (0.16)
                            -------     ------         ------       -------
 Total from investment
  operations                   0.54      (2.11)          0.54         (0.16)
                            -------     ------         ------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income             - -      (0.05)           - -           - -
 Distribution from capital      - -      (0.01)           - -           - -
 Distributions from net
  realized capital gains      (0.01)     (0.19)           - -           - -
                            -------     ------         ------       -------
 Total distributions          (0.01)     (0.25)           - -           - -
                            -------     ------         ------       -------
NET ASSET VALUE AT END OF
 PERIOD                     $  8.71     $ 8.18         $10.54       $  8.69
                            =======     ======         ======       =======
Total return                   6.49%/3/ (20.12)%/3/      5.40%/3/     (1.81)%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)     $ 2,996     $2,563         $2,857       $   216
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                  2.25%      2.20%          2.15%/2/      2.90%/2/
 Before
  advisory/administration
  fee waivers                  2.35%      2.44%          3.13%/2/      3.00%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                  0.45%      1.54%          0.74%         0.17%/2/
 Before
  advisory/administration
  fee waivers                  0.35%      1.30%         (0.24)%/2/     0.07%/2/
PORTFOLIO TURNOVER RATE          44%        75%             4%           44%
AVERAGE COMMISSION RATE/5/  $0.0018        N/A            N/A       $0.0018

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SELECT EQUITY PORTFOLIO
                      (FORMERLY THE CORE EQUITY PORTFOLIO)

                                                                 INVESTOR B    INVESTOR C
                                INVESTOR A SHARES                  SHARES        SHARES
                                                     FOR THE      FOR THE       FOR THE
                                                     PERIOD        PERIOD        PERIOD
                            YEAR        YEAR       10/13/93/1/   3/27/96/1/    9/27/96/1/
                            ENDED       ENDED        THROUGH      THROUGH       THROUGH
                           9/30/96     9/30/95       9/30/94      9/30/96       9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 11.88     $ 9.92        $ 9.96       $ 12.83       $ 13.52
                           -------     ------        ------       -------       -------
Income from investment
 operations
 Net investment income        0.15       0.20          0.18          0.04           - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 2.07       2.06         (0.03)         0.73          0.02
                           -------     ------        ------       -------       -------
 Total from investment
  operations                  2.22       2.26          0.15          0.77          0.02
                           -------     ------        ------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.15)     (0.18)        (0.19)        (0.06)          - -
 Distributions from net
  realized capital gains     (0.39)     (0.12)          - -           - -           - -
                           -------     ------        ------       -------       -------
 Total distributions         (0.54)     (0.30)        (0.19)        (0.06)          - -
                           -------     ------        ------       -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.56     $11.88        $ 9.92       $ 13.54       $ 13.54
                           =======     ======        ======       =======       =======
Total return                 19.23%/3/  23.29%/3/      1.54%/3/      6.58%/4/      0.15%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $ 6,228     $3,808        $  601       $ 1,196       $    50
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.21%      1.12%         1.05%/2/      1.92%/2/      0.00%/2/
 Before
  advisory/administration
  fee waivers                 1.34%      1.30%         1.34%/2/      2.04%/2/      0.00%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.24%      1.91%         1.89%/2/      0.59%/2/      0.00%/2/
 Before
  advisory/administration
  fee waivers                 1.11%      1.73%         1.60%/2/      0.46%/2/      0.00%/2/
PORTFOLIO TURNOVER RATE        .55%        51%           88%           55%           55%
AVERAGE COMMISSION
 RATE/5/                   $0.0487        N/A           N/A       $0.0487       $0.0487

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

--------------------------------------------------------------------------------

(FOR AN INVESTOR A, B OR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             INDEX EQUITY PORTFOLIO

                                                                                            INVESTOR B        INVESTOR C
                                       INVESTOR A SHARES                                      SHARES            SHARES
                                                                                FOR THE      FOR THE           FOR THE
                                                                                 PERIOD       PERIOD            PERIOD
                            YEAR            YEAR        YEAR        YEAR       7/29/92/1/   2/7/96/1/         8/14/96/1/
                            ENDED           ENDED       ENDED       ENDED       THROUGH      THROUGH           THROUGH
                           9/30/96         9/30/95     9/30/94     9/30/93      9/30/92      9/30/96           9/30/96
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.58         $10.93      $11.02      $10.06        $10.07      $ 13.20           $ 13.47
                           -------         ------      ------      ------        ------      -------           -------
Income from investment
 operations
 Net investment income        0.27           0.34        0.25        0.27          0.10         0.08              0.02
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 2.09           2.73        0.04        0.96         (0.01)        0.77              0.50
                           -------         ------      ------      ------        ------      -------           -------
 Total from investment
  operations                  2.36           3.07        0.29        1.23          0.09         0.85              0.52
                           -------         ------      ------      ------        ------      -------           -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.28)         (0.30)      (0.27)      (0.27)        (0.10)       (0.12)            (0.06)
 Distributions from net
  realized capital gains     (1.70)         (0.12)      (0.11)        - -           - -          - -               - -
                           -------         ------      ------      ------        ------      -------           -------
 Total distributions         (1.98)         (0.42)      (0.38)      (0.27)        (0.10)       (0.12)              - -
                           -------         ------      ------      ------        ------      -------           -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 13.96         $13.58      $10.93      $11.02        $10.06      $ 13.93           $ 13.93
                           =======         ======      ======      ======        ======      =======           =======
Total return                 19.31%/3/      28.77%/3/    2.66%/3/   12.33%/3/      0.91%/3/     6.50%/5/          3.90%/5/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $12,752         $6,501      $2,632      $1,263        $   56      $ 2,904           $   432
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 0.65%/4/       0.61%       0.55%       0.49%         0.45%/2/     1.38%/2/          1.25%/2/
 Before
  advisory/administration
  fee waivers                 0.97%          0.95%       0.92%       0.61%         0.64%/2/     1.60%/2/,/4/      1.43%/2/,/4/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.81%          2.44%       2.35%       2.48%         2.85%/2/     0.93%/2/          0.71%/2/
 Before
  advisory/administration
  fee waivers                 1.49%          2.10%       1.98%       2.36%         2.66%/2/     0.71%/2/          0.53%/2/
PORTFOLIO TURNOVER RATE         18%/6/,/7/     18%         17%          8%           23%          18%/6/,/7/        18%/6/,/7/
AVERAGE COMMISSION RATE    $0.0319/6/,/7/     N/A         N/A         N/A           N/A      $0.0319/6/,/7/    $0.0319/6/,/7/

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.

/4/Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.13%.

/5/Contingent deferred sales load not reflected in total return.

/6/For the period from October 1, 1995 through May 31, 1996.

/7/See footnotes to the financial statements of The DFA Investment Trust
Company.

--------------------------------------------------------------------------------
(FOR AN INVESTOR A OR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BALANCED PORTFOLIO

                                               INVESTOR A SHARES
                               INVESTOR B
                                 SHARES
                                                                                                     FOR THE
                                                                                                      PERIOD
                            YEAR        YEAR        YEAR         YEAR        YEAR        YEAR       5/14/90/1/
                            ENDED       ENDED       ENDED        ENDED       ENDED       ENDED       THROUGH
                           9/30/96     9/30/95     9/30/94      9/30/93     9/30/92     9/30/91      9/30/90
                                         FOR THE
                                         PERIOD
                            YEAR       10/03/94/1/
                            ENDED        THROUGH
                           9/30/96       9/30/95
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.73     $ 11.98     $ 12.42      $ 11.53     $10.82      $ 9.13        $10.00
                           -------     -------     -------      -------     ------      ------        ------
Income from investment
 operations
 Net investment income        0.40        0.43        0.32         0.30       0.34        0.38          0.12
 Net realized gain (loss)
  on investments              1.49        1.88       (0.38)        1.14       1.22        1.77         (0.88)
                           -------     -------     -------      -------     ------      ------        ------
 Total from investment
  operations                  1.89        2.31       (0.06)        1.44       1.56        2.15         (0.76)
                           -------     -------     -------      -------     ------      ------        ------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.39)      (0.42)      (0.32)       (0.29)     (0.39)      (0.34)        (0.11)
 Distributions from net
  realized capital gains     (0.13)      (0.14)      (0.06)       (0.26)     (0.46)      (0.12)          - -
                           -------     -------     -------      -------     ------      ------        ------
 Total distributions         (0.52)      (0.56)      (0.38)       (0.55)     (0.85)      (0.46)        (0.11)
                           -------     -------     -------      -------     ------      ------        ------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.10     $ 13.73     $ 11.98      $ 12.42     $11.53      $10.82        $ 9.13
                           =======     =======     =======      =======     ======      ======        ======
Total return                 13.98%/3/   19.86%/3/   (0.50)%/3/   12.80%/3/  15.17%/3/   24.04%/3/     (7.64)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period
  (in thousands)           $71,899     $67,892     $62,307      $39,529     $8,481      $4,265        $3,960
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.19%       1.07%       1.05%        0.91%      0.95%       1.15%         1.15%/2/
 Before
  advisory/administration
  fee waivers                 1.30%       1.28%       1.31%        1.09%      1.51%       1.86%         1.90%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 2.75%       3.38%       2.77%        2.79%      3.28%       3.70%         3.07%/2/
 Before
  advisory/administration
  fee waivers                 2.65%       3.16%       2.51%        2.61%      2.72%       2.99%         2.32%/2/
PORTFOLIO TURNOVER RATE        275%        154%         54%          32%        36%         45%           37%
AVERAGE COMMISSION
 RATE/5/                   $0.0599         N/A         N/A          N/A        N/A         N/A           N/A
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $ 13.69       $11.95
                           ----------- -------------
Income from investment
 operations
 Net investment income        0.31         0.33
 Net realized gain (loss)
  on investments              1.47         1.93
                           ----------- -------------
 Total from investment
  operations                  1.78         2.26
                           ----------- -------------
LESS DISTRIBUTIONS
 Distributions from net
  investment income          (0.30)       (0.38)
 Distributions from net
  realized capital gains     (0.13)       (0.14)
                           ----------- -------------
 Total distributions         (0.43)       (0.52)
                           ----------- -------------
NET ASSET VALUE AT END OF
 PERIOD                    $ 15.04       $13.69
                           =========== =============
Total return                 13.14%/4/    19.38%/4/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period
  (in thousands)           $ 7,333       $3,124
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.98%        1.72%/2/
 Before
  advisory/administration
  fee waivers                 2.09%        1.94%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                 1.99%        2.71%/2/
 Before
  advisory/administration
  fee waivers                 1.88%        2.49%/2/
PORTFOLIO TURNOVER RATE        275%         154%/2/
AVERAGE COMMISSION
 RATE/5/                   $0.0599          N/A

/1/Commencement of operations of share class.
/2/Annualized.
/3/Sales load not reflected in total return.
/4/Contingent deferred sales load not reflected in total return.

/5/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

What Are The Portfolios?
--------------------------------------------------------------------------------
              The COMPASS CAPITAL FUND Family consists of 30 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

              The Equity Portfolios of COMPASS CAPITAL FUNDS consist of eleven investment portfolios that provide investors with a broad spec-trum of investment alternatives within the equity sector. Eight of these Portfolios invest primarily in U.S. stocks, two Portfo-lios invest in non-U.S. international stocks and one Portfolio invests in a combination of U.S. stocks and bonds.

              In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An invest-ment program that combines these multiple disciplines allows in-vestors to select from among these various product options in the way that most closely fits the individual's investment goals and sentiments.

INVESTMENT    Each of the eleven Compass Capital Equity Portfolios seeks to
OBJECTIVES    provide long-term Capital Appreciation.

              The Select Equity, Large Cap Value Equity and Mid-Cap Value Eq-uity Portfolios pursue a secondary objective of Current Income from dividends.

              The Balanced Portfolio pursues a secondary objective of Current Income from an allocation to fixed income securities.

              To meet its investment objective, each Portfolio employs a spe-cific investment style, as described below. No assurance can be given that a Portfolio will achieve its investment objective.

What Are The Differences Among The Portfolios?
--------------------------------------------------------------------------------

        COMPASS                                                                      PERFORMANCE
     CAPITAL FUND              INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
Large Cap Value Equity   Pursues equity securities     Stocks with price/earnings    Russell 1000
                         (defined as common stocks or  and price/book ratios at      Value Index
                         securities convertible into   time of purchase below
                         common stocks) which the      average for benchmark and
                         sub-adviser believes are      capitalization in excess of
                         undervalued. A security's     $1 billion.
                         earnings trend and its
                         dividend growth rate will
                         also be factors considered
                         in security selection.
Large Cap Growth Equity  Pursues stocks with earnings  Stocks with growth rate       Russell 1000
                         growth potential. Emphasizes  estimates in excess of        Growth Index
                         stocks which the sub-adviser  average for benchmark and
                         considers to have favorable   capitalization in excess of
                         and above-average earnings    $1 billion.
                         growth prospects.
Small Cap Value Equity   Pursues small cap stocks      Stocks with price/earnings    Russell 2000
                         which the sub-adviser         and price/book ratios at      Index
                         believes are undervalued. A   time of purchase below
                         security's earnings trend     average for benchmark and
                         and its dividend growth rate  capitalization below $1
                         will also be factors          billion.
                         considered in security
                         selection.
Small Cap Growth Equity  Pursues small cap stocks      Stocks with growth rate       Russell 2000
                         with earnings growth          estimates in excess of        Growth Index
                         potential. Emphasizes small   average for benchmark and
                         cap stocks which the sub-     capitalization below $1
                         adviser considers to have     billion.
                         favorable and above-average
                         earnings growth prospects.
Mid-Cap Value Equity     Pursues mid cap stocks and    Stocks with low               Russell
                         sectors which the sub-        price/earnings, price/book,   Midcap Value
                         adviser believes are          price/cash flow or            Index
                         undervalued. A security's     price/sales ratios at the
                         earnings trend and its        time of purchase relative to
                         dividend growth rate will     their respective sectors or
                         also be factors considered    the benchmark and
                         in security selection.        capitalization between $1
                                                       billion and $5 billion.
Mid-Cap Growth Equity    Pursues mid cap stocks with   Stocks with growth rate       Russell
                         earnings growth potential.    estimates in excess of        Midcap
                         Emphasizes stocks which the   average for benchmark and     Growth Index
                         sub-adviser considers to      capitalization between $1
                         have favorable and above-     billion and $5 billion.
                         average earnings growth
                         prospects.
International Equity     Pursues non-dollar            Portfolio assets are          EAFE Index
                         denominated stocks of         primarily invested in
                         issuers in countries          international stocks.
                         included in the Morgan
                         Stanley Capital               Stocks with price/earnings
                         International Europe,         ratios below average for a
                         Australia and the Far East    security's home market or
                         Index ("EAFE"). Within this   stock exchange.
                         universe, a value style of
                         investing is employed to      Diversification across
                         select stocks which the sub-  countries, industry groups
                         adviser believes are          and companies with
                         undervalued. A security's     investment at all times in
                         earnings trend and its price  at least three foreign
                         momentum will also be         countries.
                         factors considered in
                         security selection. The sub-
                         adviser will also consider
                         macroeconomic factors such
                         as the prospects for
                         relative economic growth
                         among certain foreign
                         countries, expected levels
                         of inflation, government
                         policies influencing
                         business conditions and the
                         outlook for currency
                         relationships.


* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

       COMPASS                                                                      PERFORMANCE
     CAPITAL FUND             INVESTMENT STYLE             PORTFOLIO EMPHASIS        BENCHMARK*
International Emerging  Pursues non-dollar            Portfolio assets are          MSCI
Markets                 denominated stocks of         primarily invested in stocks  Emerging
                        issuers in emerging country   of emerging market issuers.   Markets Free
                        markets (generally any                                      Index
                        country considered to be      Stocks with price/earnings
                        emerging or developing by     ratios below average for a
                        the World Bank, the           security's home market or
                        International Finance         stock exchange.
                        Corporation or the United
                        Nations). Within this         Ordinarily, stocks of
                        universe, a value style of    issuers in at least three
                        investing is employed to      emerging markets will be
                        select stocks which the sub-  held.
                        adviser believes are
                        undervalued. The sub-adviser
                        will also consider
                        macroeconomic factors such
                        as the prospects for
                        relative economic growth
                        among certain foreign
                        countries, expected levels
                        of inflation, government
                        policies influencing
                        business conditions and the
                        outlook for currency
                        relationships.
Select Equity           Combines value and growth     Similar sector weightings as  S&P 500
                        style as sub-adviser          benchmark, with over- or      Index
                        identifies market             under-weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
Index Equity            Invests all of its assets     The Index Master Portfolio    S&P 500
                        indirectly, through the U.S.  holds substantially all the   Index
                        Large Company Series (the     stocks of the S&P 500 Index
                        "Index Master Portfolio") of  in approximately the same
                        The DFA Investment Trust      proportions as they are
                        Company, in the stocks of     represented in the Index.
                        the S&P 500 Index using a
                        passive investment style
                        that pursues the replication
                        of the S&P 500 Index return.
Balanced                Holds a blend of equity and   Maintains a minimum 25%       S&P 500 and
                        fixed income securities to    investment in fixed income    Salomon
                        deliver total return through  senior securities.            Broad
                        capital appreciation and                                    Investment
                        current income.                                             Grade Index
                        Equity Portion:               Equity Portion:
                        Combines value and growth     Similar sector weightings as
                        style as sub-adviser          benchmark, with over- or
                        identifies market             under- weighting in
                        opportunity.                  particular securities within
                                                      those sectors.
                        Fixed Income Portion:         Fixed Income Portion:
                        Combines sector rotation and  Dollar-denominated
                        security selection across a   investment grade bonds,
                        broad universe of fixed       including U.S. Government,
                        income securities.            mortgage-backed, asset-
                                                      backed and corporate debt
                                                      securities.

* For more information on a Portfolio's benchmark, see the Appendix at the back of this Prospectus.

What Additional Investment Policies And Risks Apply?
--------------------------------------------------------------------------------
The discussion below applies to each of the Portfolios (and, with respect to the Index Equity Portfolio, its investment in the Index Master Portfolio) un-less otherwise noted.

EQUITY SECURITIES. During normal market conditions each Portfolio, except the Balanced Portfolio, will normally invest at least 80% of the value of its total assets in equity securities. The Portfolios will invest primarily in equity se-curities of U.S. issuers, except the International Equity and International Emerging Markets Portfolios, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

ADRS, EDRS AND GDRS. Each Portfolio (other than the Index Master Portfolio) may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental De-pository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic un-derlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information con-cerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "In-ternational Portfolios."

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, each Portfolio (other than the Index Master Portfolio) may write cov-ered call options, buy put options, buy call options and write secured put op-tions for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity and Interna-tional Emerging Markets Portfolios, cross-hedging. These options may relate to particular securities, securities indices, or the yield differential between two securities, or, in the case of the International Equity and International Emerging Markets Portfolios, foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Portfolio will not purchase put and call options when the aggre-gate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchas-ers of listed options issued by the Options Clearing Corporation, which per-forms the obligations of its members if they default.

To the extent consistent with its investment objective, each Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, except with re-spect to the Index Master Portfolio, for other hedging purposes. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately af-terwards the aggregate amount of margin deposits on its existing futures posi-tions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Portfolio may utilize futures con-tracts in anticipation of changes in the composition of its holdings or in cur-rency exchange rates.

A Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes ob-ligated to sell or buy a futures contract if the option is exercised. In con-nection with a Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the re-sulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolios from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption re-quests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, each Portfolio other than the Index Master Portfolio may also invest without limitation in high quality money market instruments. The Balanced Portfolio may also invest in these securities in furtherance of its investment objective. The Index Master Portfolio may invest a portion of its assets, normally not more than 5% of its net assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporar-ily uncommitted cash balances.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, a Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio (other than the Index Master Portfolio) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Portfolio to purchase or sell particular secu-rities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock in a price or yield on a se-curity it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securi-ties delivery takes place. Each Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets ab-sent unusual market conditions.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. Each Portfolio is autho-rized to borrow money. If the securities held by a Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by each Portfolio (except the Index Master Portfolio) through reverse repur-chase agreements under which the Portfolio sells portfolio securities to finan-cial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. A Portfolio may use the proceeds of re-verse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expi-ration of the reverse repurchase agreement. The Index Master Portfolio does not intend to invest in reverse repurchase agreements. The Balanced Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse re-purchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by a Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse re-purchase agreement is outstanding, a Portfolio will maintain a segregated ac-count with the Fund's custodian containing cash, U.S. Government or other ap-propriate liquid securities having a value at least equal to the repurchase price. A Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets (33% in the case of the Index Master Portfolio). In addi-tion, the Balanced Portfolio may borrow up to an additional 5% of its total as-sets for temporary purposes. Whenever borrowings exceed 5% of a Portfolio's to-tal assets, the Portfolios (other than the Index Master Portfolio and the Bal-anced Portfolio) will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolios (other than the Index Master Portfolio) may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. Such Portfolios may also invest in securities issued by other investment companies with similar investment objectives. The International Equity and International Emerging Markets Portfolios may purchase shares of investment companies invest-ing primarily in foreign securities, including so-called "country funds." Coun-try funds have portfolios consisting exclusively of securities of issuers lo-cated in one foreign country. The Index Equity Portfolio may also invest in Standard & Poor's Depository Receipts (SPDRs) and shares of other investment companies that are structured to seek a similar correlation to the performance of the S&P 500 Index. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addi-tion to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. A Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or (ex-cept for the Index Master Portfolio) irrevocable bank letters of credit main-tained on a current basis equal in value to at least the market value of the loaned securities. A Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in re-ceiving additional collateral or in recovering the loaned securities, or possi-bly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. No Portfolio will knowingly invest more than 15% (10% with respect to the Index Master Portfolio) of the value of its net assets in secu-rities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a re-duced price, are subject to these limits. Each Portfolio may purchase securi-ties which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any pe-riod that qualified institutional buyers become uninterested in purchasing these restricted securities.

SMALL CAP AND MID-CAP PORTFOLIOS.
Under normal market conditions, the Small Cap Growth Equity Portfolio and Small Cap Value Equity Portfolio will invest at least 90% (and in any event at least 65%) of their respective total assets in equity securities of smaller-capitalized organizations (less than $1 billion at the time of purchase). Similarly, the Mid-Cap Value Equity Portfolio and Mid-Cap Growth Equity Portfolio will invest, under normal market condi-tions, at least 90% (and in any event at least 65%) of their respective total assets in equity securities of medium-capitalized organizations (between $1 billion and $5 billion at the time of purchase). These organizations will nor-mally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized com-panies.

INDEX EQUITY AND INDEX MASTER PORTFOLIOS. During normal market conditions, the Index Master Portfolio (in which all of the assets of the Index Equity Portfo-lio are invested) invests at least 95% of the value of its total assets in se-curities included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index")*. The Index Master Portfolio intends to invest in all of the stocks that comprise the S&P 500 Index in approximately the same propor-tions as they are represented in the Index. The Portfolio operates as an index portfolio and, therefore, is not actively managed (through the use of economic, financial or market analysis), and adverse performance will ordinarily not re-sult in the elimination of a stock from the Portfolio. The Portfolio will re-main fully invested in common stocks even when stock prices are generally fall-ing. Ordinarily, portfolio securities will not be sold except to reflect addi-tions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Portfolio's shares. The investment performance of the Index Master Portfolio and the Index Equity Portfolio is ex-pected to approximate the investment performance of the S&P 500 Index, which tends to be cyclical in nature, reflecting periods when stock prices generally rise or fall.

Neither the Index Equity Portfolio nor the Index Master Portfolio are spon-sored, endorsed, sold or promoted by S&P. S&P makes no representation or war-ranty, express or implied, to the owners of the Index Equity Portfolio or the Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Index Equity Portfolio or the Index Master Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Index Equity Portfolio and the Index Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Index Equity Portfolio or the Index Master Portfolio. S&P has no obligation to take the needs of the In-dex Equity Portfolio or the Index Master Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Equity Portfolio or the Index Master Portfolio or the timing of the issuance or sale of the Index Equity Portfolio or the In-dex Master Portfolio or in the determination or calculation of the equation by which the Index Equity Portfolio or the Index Master Portfolio is to be con-verted into cash. S&P has no obligation or liability in connection with the ad-ministration, marketing or trading of the Index Equity Portfolio or Index Mas-ter Portfolio.
-------
* "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500(R)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been li-censed for use by the Fund and The DFA Investment Trust Company.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 IN-DEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ER-RORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IM-PLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INTERNATIONAL PORTFOLIOS. During normal market conditions, the International Equity Portfolio and International Emerging Markets Portfolio (the "Interna-tional Portfolios") will invest at least 90% (and in any event at least 65%) of their total assets in equity securities of foreign issuers. Investing in for-eign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

A Portfolio's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or as-sets, or imposition of (or change in) exchange control regulations. In addi-tion, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

The expense ratios of the International Equity and International Emerging Mar-kets Portfolios can be expected to be higher than those of Portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

As stated, the International Emerging Markets Portfolio will invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Repub-lic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malay-sia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Af-rica, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more devel-oped countries. Some of these countries may have in the past failed to recog-nize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of addi-tional investments in emerging market countries. The small size and inexperi-ence of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The International Equity Portfolio invests primarily in equity securities of issuers located in countries included in EAFE. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE. From time to time the International Eq-uity Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Portfolio's to-tal assets in this or any other country will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese secu-rities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The International Equity and International Emerging Markets Portfolios may (but are not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward for-eign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of ex-change for a future point in time.

BALANCED PORTFOLIO. Fixed income securities purchased by the Balanced Portfolio may include domestic and dollar-denominated foreign debt securities, including bonds, debentures, notes, equipment lease and trust certificates, mortgage-re-lated and asset-backed securities, guar-anteed investment contracts (GICs), obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and state and local munic-ipal obligations. These securities will be rated at the time of purchase within the four highest rating groups assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or another nationally recognized statistical rating organization. If unrated, the securities will be determined at the time of purchase to be of comparable quality by the sub-ad-viser. Securities rated "Baa" by Moody's or "BBB" by S&P, respectively, are generally considered to be investment grade although they have speculative characteristics. If a fixed income security is reduced below Baa by Moody's or BBB by S&P, the Portfolio's sub-adviser will dispose of the security in an or-derly fashion as soon as practicable. Investments in securities of foreign is-suers, which present additional investment considerations as described above under "International Portfolios," will be limited to 5% of the Portfolio's to-tal assets.

The Balanced Portfolio may make significant investments in residential and com-mercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receiv-ables or other assets) issued by governmental entities and private issuers.

The Balanced Portfolio may acquire several types of mortgage-related securi-ties, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, adjustable rate mortgage-related securities ("ARMs") and collateralized mortgage obliga-tions ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Is-suers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multi-ple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other clas-ses having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue in-terest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

Non-mortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the bene-fit of the same security interest in the underlying collateral. Credit card re-ceivables are generally unsecured, and the debtors are entitled to the protec-tion of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time be-cause the underlying assets (i.e., loans) generally may be prepaid at any time. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools under-lying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to ex-perience substantial prepayments.

The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than con-ventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Balanced Portfolio will gener-ally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Balanced Portfolio purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Balanced Portfolio's principal investment to the extent of premium paid.

The Balanced Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securi-ties containing loans or mortgages originated by PNC Bank, National Association ("PNC Bank") or its affiliates. It is possible that, under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affili-ates.

The Balanced Fund may also purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are sup-ported only by the credit of the agency or instrumentality issuing the obliga-tion. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs")). The Balanced Portfolio may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations.

These instruments are issued at a discount to their "face value" and may (par-ticularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Balanced Portfolio may also purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments) and state and local government obligations. Zero-coupon bonds are subject to greater market fluctu-ations from changing interest rates than debt obligations of comparable maturi-ties which make current distributions of interest. Municipal obligations may be purchased when the Portfolio's sub-adviser believes that their return, on a pre-tax basis, will be comparable to the returns of other permitted invest-ments. Dividends paid by the Portfolio that are derived from interest on munic-ipal obligations will be taxable to shareholders.

To take advantage of attractive opportunities in the mortgage market and to en-hance current income, the Balanced Portfolio may enter into dollar roll trans-actions. A dollar roll transaction involves a sale by the Portfolio of a mort-gage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated ma-turity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period be-tween the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time that the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

The market value of the Balanced Portfolio's investments in fixed income secu-rities will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the rat-ings of any particular security may also affect the value of these investments.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will not exceed 100%. The past portfolio turnover rates of the other Portfolios are set forth above under "What Are The Portfo-lios' Financial Highlights?" A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

What Are The Portfolios' Fundamental Investment Limitations?
--------------------------------------------------------------------------------
A Portfolio's (other than the Index Master Portfolio) investment objective and policies may be changed by the Fund's Board of Trustees without shareholder ap-proval. However, shareholders will be given at least 30 days' notice before any such change. The investment objective of the Index Master Portfolio may not be changed without the approval of shareholders of that Portfolio. No assurance can be provided that a Portfolio will achieve its investment objective.

Each Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolios' fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

No Portfolio may:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this 5% limitation;

(2) subject to the foregoing 25% exception (other than with respect to the In-dex Master Portfolio), purchase more than 10% of the outstanding voting se-curities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets (33% of net assets in the case of the Index Master Portfolio) at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased. Notwithstanding the investment limitations, the Index Equity Portfo-lio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limita-tions as that Portfolio.

Who Manages The Fund?
--------------------------------------------------------------------------------
BOARD OF TRUSTEES
                The business and affairs of the Fund and of The DFA Investment Trust Company (in which the assets of the Fund's Index Equity Portfolio are invested) are managed under the direction of their separate Boards of Trustees. The following persons cur-rently serve as trustees of Compass Capital Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                 Anthony M. Santomero--Deputy Dean of The Wharton School, Uni-versity of Pennsylvania.

                 David R. Wilmerding, Jr.--President of Gates, Wilmerding, Carper & Rawlings, Inc.

                The Statement of Additional Information furnishes additional information about the trustees and officers of both the Fund and The DFA Investment Trust Company.

ADVISER AND
SUB-ADVISERS    The Adviser to Compass Capital Funds is PNC Asset Management
                Group, Inc. ("PAMG"), except with respect to the Index Equity
                Portfolio. Each of the Portfolios within the Compass Capital
                Fund famil (except the Index Equity Portfolio) is managed by a specialized portfolio manager who is a member of one of PAMG's portfolio management subsidiaries.

                The Portfolios (other than the Index Equity Portfolio) and their investment sub-advisers and portfolio managers are as follows:

                           INVESTMENT
COMPASS CAPITAL PORTFOLIO  SUB-ADVISER          PORTFOLIO MANAGER
-------------------------  ----------- ------------------------------------
Large Cap Value Equity      PCM(/1/)   Benedict E. Capaldi; Vice President
                                       of PCM since 1995; prior to joining
                                       PCM, Senior Vice President and
                                       portfolio manager with Radnor
                                       Capital Management, President of
                                       Chestnut Hill Advisors, Inc. and
                                       Managing Director of Brandywine
                                       Asset Management, Inc.; Portfolio
                                       manager since 1995.

                                      INVESTMENT
   COMPASS CAPITAL PORTFOLIO          SUB-ADVISER                  PORTFOLIO MANAGER
 ----------------------------  ------------------------   ------------------------------------
 Large Cap Growth Equity               PEAC(/2/)          Robert K. Urquhart; investment
                                                          manager with PEAC since 1995; prior
                                                          to joining PEAC, Chief Investment
                                                          Officer and partner of Cole
                                                          Financial Group, Inc., a partner of
                                                          Seacliff Holdings, Inc. and of RCM
                                                          Capital Management; Portfolio
                                                          manager since 1995.
 Small Cap Value Equity                PCM(/1/)           Christian K. Stadlinger; Vice
                                                          President of PCM since July 1996;
                                                          prior to joining PCM, Portfolio
                                                          Manager and Research Analyst with
                                                          Morgan Stanley Asset Management;
                                                          Portfolio manager since July 1996.
 Small Cap Growth Equity               PEAC(/2/)          William J. Wykle; investment manager
                                                          with PEAC since 1995; investment
                                                          manager with PNC Bank, National
                                                          Association since 1986; Portfolio
                                                          manager since its inception.
 Mid-Cap Value Equity                  PCM(/1/)           Benedit E. Capaldi (see above);
                                                          Portfolio co-manager since its
                                                          inception.
                                                          Daniel B. Eagan; portfolio manager
                                                          with PCM since 1995; director of
                                                          investment strategy at PAMG during
                                                          1995; Portfolio co-manager since its
                                                          inception.
 Mid-Cap Growth Equity                 PEAC(/2/)          William J. Wykle (see above);
                                                          Portfolio co-manager since its
                                                          inception.
                                                          William C. McVail; investment
                                                          manager with PEAC since 1994; prior
                                                          to joining PEAC, equity and fixed
                                                          income analyst with PNC Bank; since
                                                          its inception.
 International Equity          CastleInternational(/4/)   Gordon Anderson; Managing and
                                                          Investment Director since 1996;
                                                          prior to joining
                                                          CastleInternational, Investment
                                                          Director of Dunedin Fund Managers
                                                          Ltd.; Portfolio manager since 1996.

                                      INVESTMENT
   COMPASS CAPITAL PORTFOLIO          SUB-ADVISER                  PORTFOLIO MANAGER
 ----------------------------  ------------------------   ------------------------------------
 International Emerging        CastleInternational(/4/)   Euan Rae; Senior Investment Manager
 Markets                                                  since 1996; prior to joining
                                                          CastleInternational, Head of
                                                          Emerging Markets at Dunedin Fund
                                                          Managers Ltd., and Investment
                                                          Manager with Edinburgh Fund
                                                          Managers; Portfolio manager since
                                                          1996.
 Select Equity                         PCM(/1/)           Daniel B. Eagan (see above);
                                                          Portfolio manager since 1995.
 Balanced                               PCM and           R. Andrew Damm; senior investment
                                  BlackRock(/1/)(/3/)     strategist with PAMG since 1995;
                                                          portfolio manager with PNC Bank from
                                                          1988 to 1995; Portfolio co-manager
                                                          since 1996.
                                                          Robert S. Kapito; Vice Chairman of
                                                          BlackRock since 1988; Portfolio co-
                                                          manager since 1995.
                                                          Keith T. Anderson; Managing Director
                                                          and co-chair of Portfolio Management
                                                          Group and Investment Strategy
                                                          Committee of BlackRock since 1988;
                                                          Portfolio co-manager since 1995.

(1) Provident Capital Management, Inc. ("PCM") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.

(2) PNC Equity Advisors Company ("PEAC") has its primary offices at 1600 Market Street, 27th Floor, Philadelphia, PA 19103.
(3) BlackRock Financial Management, Inc. ("BlackRock") has its primary offices at 345 Park Avenue, New York, New York 10154.

(4) CastleInternational Asset Management Limited ("CastleInternational") has its primary offices at 7 Castle Street, Edinburgh, Scotland, EH2 3AH.

                PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                For their investment advisory and sub-advisory services, PAMG and the Portfolios' sub-advisers are entitled to fees, com-puted daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolios?" PAMG and the sub-advisers intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and do not represent an extra charge to the Portfo-lios.

                MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR EACH PORTFOLIO EXCEPT THE INDEX EQUITY, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY
                   AND THE INTERNATIONAL PORTFOLIOS (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .550%        .400%
            $1 billion -- $2 billion       .500         .350
            $2 billion -- $3 billion       .475         .325
            greater than $3 billion        .450         .300

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE MID-CAP VALUE EQUITY
                 AND MID-CAP GROWTH EQUITY PORTFOLIOS (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .800%        .650%
            $1 billion -- $2 billion       .700         .550
            $2 billion -- $3 billion       .675         .500
            greater than $3 billion        .625         .475

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL EQUITY
                                 PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion               .750%        .600%
            $1 billion -- $2 billion       .700         .550
            $2 billion -- $3 billion       .675         .525
            greater than $3 billion        .650         .500

                  MAXIMUM ANNUAL CONTRACTUAL FEE RATE FOR THE INTERNATIONAL
                         EMERGING MARKETS PORTFOLIO (BEFORE WAIVERS)

                                        Investment  Sub-Advisory
            Average Daily Net Assets   Advisory Fee     Fee
            ------------------------   ------------ ------------
            first $1 billion              1.250%       1.100%
            $1 billion -- $2 billion      1.200        1.050
            $2 billion -- $3 billion      1.155        1.005
            greater than $3 billion       1.100         .950

                Although the advisory fee rate payable by the International Emerging Markets Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund be-lieves it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appro-priate for the Portfolio in light of its investment objective and policies.

                For their last fiscal year the Portfolios paid investment ad-visory fees at the following annual rates (expressed as a per-centage of average daily net assets) after voluntary fee waiv-ers: Large Cap Value Equity Portfolio, .49%; Large Cap Growth Equity Portfolio, .49%; Small Cap Value Equity Portfolio, .54%; Small Cap Growth Equity Portfolio, .54%; International Equity Portfolio, .68%; International Emerging Markets Portfo-lio, 1.15%; Select Equity Portfolio, .49%; and Balanced Portfolio, .49%. For the period from October 1, 1995 through June 1, 1996, the Index Equity Portfolio paid investment advi-sory fees to its former investment adviser at the annual rate
                of   % of its average daily net assets.

                The Portfolios' sub-advisers strive to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolios may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor.

ADVISER TO      Dimensional Fund Advisors Inc. ("DFA"), located at 1299 Ocean
INDEX MASTER    Avenue, 11th Floor, Santa Monica, CA 90401, serves as invest-
PORTFOLIO       ment adviser to the Index Master Portfolio.

                DFA was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. DFA's assets under management totalled approxi-mately $18.5 billion at October 31, 1996. David G. Booth and Rex A. Sinquefield, both of whom are trustees and officers of The DFA Investment Trust Company and directors, officers and shareholders of DFA, may be deemed controlling persons of DFA.

                Investment decisions for the Index Master Portfolio are made by the Investment Committee of DFA, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and di-rectors of DFA who are elected annually. DFA provides the In-dex Master Portfolio with a trading department and selects brokers and dealers to effect securities transactions.

                For the investment advisory services provided to the Index Master Portfolio under the advisory agreement, DFA is entitled to receive a fee at the annual rate of .025% of the Index Master Portfolio's average daily net assets. For the Index Master Portfolio's fiscal year ended November 30, 1996, DFA received a monthly fee for its in-vestment advisory services which, on an annual basis, equaled .025% of the Index Master Portfolio's net assets.

ADMINISTRATORSCompass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Com-
              pass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned sub-sidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

              The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of each Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of each Portfolio's average daily net assets, .18% of the next $500 million of each Portfolio's average daily net as-sets, .16% of the next $1 billion of each Portfolio's average daily net assets and .15% of each Portfolio's average daily net assets in excess of $2 billion. From time to time the Adminis-trators may waive some or all of their administration fees from a Portfolio. PFPC serves as the administrative services, divi-dend disbursing and transfer agent to the Index Master Port-folio, for which PFPC is entitled to compensation at the annual rate of .015% of the Index Master Portfolio's net assets.

              For information about the operating expenses the Portfolios paid for the most recent fiscal year, see "What Are The Expenses Of The Portfolios?"

TRANSFER      PNC Bank serves as the Portfolios' custodian and PFPC serves as
AGENT,        their transfer agent and dividend disbursing agent.
DIVIDEND
DISBURSING
AGENT AND
CUSTODIAN


DISTRIBUTION
AND SERVICE   Under the Fund's Distribution and Service Plan (the "Plan"), In-
PLAN          vestor Shares of the Portfolios bear the expense of payments
              ("distribution fees") made to CDI, as the Fund's distributor
              (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distribu-tor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, financial institutions and in-dustry professionals ("Service Organizations") for sales sup-port services and related expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the aver-age daily net asset value of each Portfolio's outstanding In-vestor A Shares and .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B and In-vestor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the re-cipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Distributor, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales sup-port activities out of their past profits or other sources available to them.

                Under the Plan, the Fund intends to enter into service ar-rangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pursuant to which Service Organizations will render certain support services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servicing fee of up to .25% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following services: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; as-sisting customers in designating and changing dividend op-tions, account designations and addresses; and providing other similar shareholder liaison services. In consideration for a separate shareholder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their customers, Service Organizations may provide one or more of these additional services to such customers: process-ing purchase and redemption requests from customers and plac-ing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of cus-tomers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information nec-essary for sub-accounting; and providing other similar servic-es.

                Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees gov-erning their accounts with Service Organizations.

              The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders, ex-penses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of indepen-dent pricing services, and other expenses which are not ex-pressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board determines to be fair and equitable.

What Pricing Options Are Available To Investors?
--------------------------------------------------------------------------------
                The Equity Portfolios of Compass Capital Funds offer different pricing options to investors in the form of different share classes. These options are described below:

                A SHARES (FRONT-END LOAD)
                 One time, front-end sales charge at time of purchase
                 No charges or fees at any time for redeeming shares
                 Lower ongoing expenses
                 Free exchanges with other A Shares in the Compass Capital Funds family

                A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

                B SHARES (BACK-END LOAD)
                 No front-end sales charge at time of purchase
                 Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%

                 Free exchanges with other B Shares in the Compass Capital Funds family
                 Automatically convert to A Shares eight years from purchase

                B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

                C SHARES (LEVEL LOAD)

                 No front-end sales charge at time of purchase

                 Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

                 Free exchanges with other C Shares in the Compass Capital Funds family

                C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemp-tions within 6 years of purchase.

THE PRICING OPTIONS FOR EACH PORTFOLIO ARE DESCRIBED IN THE TABLES BELOW:

 Large Cap Value Equity , Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    4.50%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

 International Equity and International Emerging Markets Portfolios:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

 Index Equity Portfolio

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    3.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

*The Portfolios do not expect to incur any 12b-1 fees with respect to Investor A Shares during the current fiscal year.

Investors wishing to purchase shares of the Portfolios may do so either by mailing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

What Are The Key Considerations In Selecting A Pricing Option?
--------------------------------------------------------------------------------
In deciding which class of Investor Shares to purchase, investors should con-sider the following:

Intended Holding Period. Over time, the cumulative distribution fees on a Port-folio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net asset value remains constant, the Investor B Shares' and Investor C Shares' aggregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge from four to seven years after purchase (depending on the Portfo-lio). Thereafter, Investor B Shares and Investor C Shares would bear higher ag-gregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolios' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvestment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through rein-vestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, and Investor C shareholders pay a contingent deferred sales charge if they re-deem during the first twelve months after purchase. Investors expecting to re-deem during these periods should consider the cost of the applicable contingent deferred sales charge in addition to the aggregate annual Investor B or In-vestor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

Investor B Shares of the Portfolios purchased on or before January 12, 1996 are subject to a CDSC of 4.50% of the lesser of the original purchase price or the net asset value of Investor B Shares at the time of redemption. This deferred sales charge is reduced for shares held more than one year. Investor B Shares of a Portfolio purchased on or before January 12, 1996 convert to Investor A Shares of the Portfolio at the end of six years after purchase. For more infor-mation about Investor B Shares purchased on or before January 12, 1996 and the deferred sales charge payable on their redemption, call PFPC at (800) 441-7762.

Reduced Sales Charges. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchas-ing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

Waiver of Sales Charges. The entire initial sales charge on Investor A Shares of a Portfolio may be waived for certain eligible purchasers allowing their en-tire purchase price to be immediately invested in a Portfolio. The contingent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

How Are Shares Purchased?
--------------------------------------------------------------------------------
GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $100 minimum for subsequent investments. Purchases through the Automatic In-vestment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-advisers, Distributor or transfer agent or em-ployees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of a Portfolio. All share purchase orders that fail to specify a class will automatically be invested in Investor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolios' custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio with respect to which shares are purchased must also appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, specify the class of Investor Shares and include the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day (as defined be-low) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of each Portfolio of the Fund are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of a Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of se-curities that are permissible investments for that Portfolio. Compass Capital reserves the right to reject any purchase order or to modify or waive the mini-mum initial or subsequent investment requirement.

How Are Shares Redeemed?
--------------------------------------------------------------------------------
REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge, if applicable, there is no charge for a re-demption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIOS, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B Shares or Investor C Shares in the same Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares in the same Port-folio, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 (in Delaware call collect (302) 791-
1194) or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement de-scribed above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in any Portfolio at any time the net asset value of the account in such Portfolio falls below the required minimum initial investment as the re-sult of a redemption or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account in a Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Un-less another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption pro-ceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

What Are The Shareholder Features Of The Fund?
--------------------------------------------------------------------------------
COMPASS CAPITAL FUNDS offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762 (in Delaware call collect (302) 791-1194).

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of each Port-folio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 (in Delaware call collect (302) 791-1194) to request the exchange. During periods of sub-stantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writ-ing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of any Portfolio may arrange for periodic investments in that Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in a Portfolio. Shareholders may elect to receive automatic cash payments of $100 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net as-set value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

What Is The Schedule Of Sales Charges And Exemptions?
--------------------------------------------------------------------------------
INVESTOR A    Investor A Shares are subject to a front-end sales charge deter-
SHARES        mined in accordance with the following schedules:

 ALL PORTFOLIOS EXCEPT INTERNATIONAL PORTFOLIOS AND INDEX EQUITY PORTFOLIO

                                                           REALLOWANCE OR
                                       SALES               PLACEMENT FEES
                                     CHARGE AS    SALES      TO DEALERS
                                       % OF     CHARGE AS     (AS % OF
        AMOUNT OF TRANSACTION        OFFERING   % OF NET      OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE     PRICE)
  Less than $25,000                    4.50%      4.71%         4.00%
  $25,000 but less than $50,000        4.25       4.44          3.75
  $50,000 but less than $100,000       4.00       4.17          3.50
  $100,000 but less than $250,000      3.50       3.63          3.00
  $250,000 but less than $500,000      2.50       2.56          2.00
  $500,000 but less than $1,000,000    1.50       1.52          1.25
  $1,000,000 and over                  0.00*      0.00*         1.00**

 INTERNATIONAL EQUITY AND INTERNATIONAL EMERGING MARKETS PORTFOLIOS

                                                           REALLOWANCE OR
                                       SALES               PLACEMENT FEES
                                     CHARGE AS    SALES      TO DEALERS
                                       % OF     CHARGE AS     (AS % OF
        AMOUNT OF TRANSACTION        OFFERING   % OF NET      OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE     PRICE)
  Less than $25,000                    5.00%      5.26%         4.50%
  $25,000 but less than $50,000        4.75       4.99          4.25
  $50,000 but less than $100,000       4.50       4.71          4.00
  $100,000 but less than $250,000      4.00       4.17          3.50
  $250,000 but less than $500,000      3.00       3.09          2.50
  $500,000 but less than $1,000,000    2.00       2.04          1.50
  $1,000,000 and over                  0.00*      0.00*         1.00**

* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.
** The Distributor may pay placement fees to dealers of up to 1.00% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

 INDEX EQUITY PORTFOLIO

                                                           REALLOWANCE OR
                                       SALES               PLACEMENT FEES
                                     CHARGE AS    SALES      TO DEALERS
                                       % OF     CHARGE AS     (AS % OF
        AMOUNT OF TRANSACTION        OFFERING   % OF NET      OFFERING
          AT OFFERING PRICE            PRICE   ASSET VALUE     PRICE)
  Less than $25,000                    3.00%      3.09%         2.50%
  $25,000 but less than $50,000        2.75       2.83          2.25
  $50,000 but less than $100,000       2.50       2.56          2.00
  $100,000 but less than $250,000      2.00       2.04          1.75
  $250,000 but less than $500,000      1.50       1.52          1.25
  $500,000 but less than $1,000,000    1.00       1.01          0.75
  $1,000,000 and over                  0.00*      0.00*         0.75**

* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after pur-chase.
** The Distributor may pay placement fees to dealers of up to 0.75% of the of-fering price on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to dealers. In addition, certain dealers who enter into an agreement to provide extra training and information on products, or marketing and related services, and who increase sales of shares may also receive additional payments from the Dis-tributor. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retirees (and their spouses and minor children); (c) registered representatives of bro-kers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge:
(a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio, provided that the aggregate amount invested pursuant to this exemption equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other finan-cial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

QUALIFIED PLANS. The sales charge (as a percentage of the offering price) pay-able by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 em-ployees eligible to participate in purchases of Investor A Shares of the Port-folios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Index Equity Portfolio). The above schedule will apply to pur-chases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an organized group may include, for example, a trustee or other fidu-ciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in any of the Portfolios that are subject to a front-end sales charge or the total amount of an investor's initial in-vestment in such shares, less redemptions (whichever is greater) may be com-bined with the amount of the investor's current purchase in determining the ap-plicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of a Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a share-holder has a one-time right, to be exercised within 45 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the re-investment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should con-sult a tax adviser concerning the tax consequences of use of the reinvestment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent de-ferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the investor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent. All dividends and capi-tal gains of a Portfolio that are invested in additional Investor A Shares of the same Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed In-vestor A Shares will be released when the full amount indicated has been pur-chased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will receive commissions equal to 4.0% of Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" These commissions and payments may be different than the reallowances or placement fees paid to dealers in connection with sales of Investor A and Investor C Shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will receive commissions equal to 1.0% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribu-tion and Service Plan and described under "Who Manages the Fund?" These commis-sions and payments, may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE--INVESTOR B AND INVESTOR C SHARES. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in connection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemp-tions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B Shares or In-vestor C Shares; (4) involuntary redemptions of Investor B Shares or Investor C Shares in accounts with low balances as described in "How Are Shares Re-deemed?"; and (5) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Fea-tures Of The Fund?--Systematic Withdrawal Plan." In addition, no contingent de-ferred sales charge is charged on Investor B Shares or Investor C Shares ac-quired through the reinvestment of dividends or distributions.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares and Investor C Shares are re-deemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distribu-tions) and after that from the shares that have been held the longest.

How Is Net Asset Value Calculated?
--------------------------------------------------------------------------------
Net asset value is calculated separately for each class of Investor Shares of each Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by a Portfolio (including, for the Index Equity Portfolio, all of its shares in the Index Master Portfolio) that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding. The net asset value per share of the Index Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the Index Master Portfolio.

Most securities held by a Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees or, in the case of the Index Master Portfolio, The DFA Investment Trust Company's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless a Portfolio's sub-adviser under the super-vision of the Board of Trustees determines such method does not represent fair value.

How Frequently Are Dividends And Distributions Made To Investors?
--------------------------------------------------------------------------------

Each Portfolio of the Fund will distribute substantially all of its net invest-ment income and net realized capital gains, if any, to shareholders. The net investment income of each Portfolio is declared quarterly as a dividend to in-vestors who are shareholders of the Portfolio at the close of business on the day of declaration. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by each Portfolio of the Fund at least annu-ally. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

The Index Equity Portfolio seeks its investment objective by investing all of its investable assets in the Index Master Portfolio, and the Index Equity Port-folio is allocated its pro rata share of the ordinary income and expenses of the Index Master Portfolio. This net income, less the Index Equity Portfolio's expenses incurred in operations, is the Index Equity Portfolio's net investment income from which dividends are distributed as described above. The Index Mas-ter Portfolio also allocates to the Index Equity Portfolio its pro rata share of capital gains, if any, realized by the Index Master Portfolio.

How Are Fund Distributions Taxed?
--------------------------------------------------------------------------------
Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of a Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolios will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qual-ifying dividends received by a Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other Portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Dividends and certain interest income earned by a Portfolio from foreign secu-rities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Interna-tional Equity and International Emerging Markets Portfolios will make this election in certain years. If a Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportion-ate amount of such taxes against a shareholder's U.S. Federal income tax lia-bilities, or (b) if a shareholder itemizes deductions, to deduct such propor-tionate amounts from U.S. Federal taxable income.

The Index Master Portfolio is classified as a partnership for Federal income tax purposes. As such, the Index Master Portfolio will not be subject to Fed-eral income tax, and the Index Equity Portfolio will be allocated its propor-tionate share of the income and realized and unrealized gains and losses of the Index Master Portfolio.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolios. The application of state and local income taxes to investments in the Portfolios may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolios.

How Is The Fund Organized?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty investment portfolios. Each Portfolio offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This pro-spectus relates to Investor A Shares, Investor B Shares and Investor C Shares of the eleven Portfolios described herein.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of a Portfolio's Institutional Shares is ex-pected to be higher than the performance of the Portfolio's Service Shares, and the performance of both the Institutional Shares and Service Shares of a Port-folio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Insti-tutional and Service Share Classes, contact PFPC at (800) 441-7762.

Each share of a Portfolio has a par value of $.001, represents an interest in that Portfolio and is entitled to the dividends and distributions earned on that Portfolio's assets that are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On December , 1996, PNC Bank held of record approximately % of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

MASTER-FEEDER STRUCTURE. The Index Equity Portfolio, unlike many other invest-ment companies which directly acquire and manage their own portfolio of securi-ties, seeks to achieve its investment objective by investing all of its investable assets in the Index Master Portfolio. The Index Equity Portfolio purchases shares of the Index Master Portfolio at net asset value. The net asset value of the Index Equity Portfolio responds to increases and de-creases in the value of the Index Master Portfolio's securities and to the ex-penses of the Index Master Portfolio allocable to the Index Equity Portfolio (as well as its own expenses). The Index Equity Portfolio may withdraw its in-vestment in the Index Master Portfolio at any time upon 30 days notice to the Index Master Portfolio if the Board of Trustees of the Fund determines that it is in the best interests of the Index Equity Portfolio to do so. Upon withdraw-al, the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the Index Equity Portfolio in another pooled investment entity having the same investment objective as the Index Eq-uity Portfolio or the hiring of an investment adviser to manage the Index Eq-uity Portfolio's assets in accordance with the investment policies described above with respect to the Index Equity Portfolio.

The Index Master Portfolio is a separate series of The DFA Investment Trust Company (the "Trust"), which is a business trust created under the laws of the State of Delaware. The Index Equity Portfolio and other institutional investors that may invest in the Index Master Portfolio from time to time (e.g. other in-vestment companies) will each bear a share of all liabilities of the Index Mas-ter Portfolio. Under the Delaware Business Trust Act, shareholders of the Index Master Portfolio have the same limitation of personal liability as shareholders of a Delaware corporation. Accordingly, Fund management believes that neither the Index Equity Portfolio nor its shareholders will be adversely affected by reason of the Index Equity Portfolio's investing in the Index Master Portfolio.

The shares of the Index Master Portfolio are offered to institutional investors in private placements for the purpose of increasing the funds available for in-vestment and achieving economies of scale that might be available at higher as-set levels. The expenses of such other institutional investors and their re-turns may differ from those of the Index Equity Portfolio. While investment in the Index Master Portfolio by other institutional investors offers potential benefits to the Index Master Portfolio (and, indirectly, to the Index Equity Portfolio), economies of scale and related expense reductions might not be achieved. Also, if an institutional investor were to redeem its interest in the Index Master Portfolio, the remaining investors in the Index Master Portfolio could experience higher pro rata operating expenses and correspondingly lower returns. In addition, institutional investors that have a greater pro rata own-ership interest in the Index Master Portfolio than the Index Equity Portfolio could have effective voting control over the operation of the Index Master Portfolio.

Shares in the Index Master Portfolio have equal, non-cumulative voting rights, except as set forth below, with no preferences as to conversion, exchange, div-idends, redemption or any other feature. Shareholders of the Trust have the right to vote only (i) for removal of its trustees, (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act and (iii) on such other matters as the trustees of the Trust may consider necessary or desirable. In addition, approval of the shareholders of the Trust is required to adopt any amendments to the Agreement and Declaration of Trust of the Trust which would adversely affect to a mate-rial degree the rights and preferences of the shares of the Index Master Port-folio or to increase or decrease their par value. The Index Master Portfolio's shareholders will also be asked to vote on any proposal to change a fundamental policy

(i.e. a policy that may be changed only with the approval of shareholders) of the Index Master Portfolio.

When the Index Equity Portfolio, as a shareholder of the Index Master Portfo-lio, votes on matters pertaining to the Index Master Portfolio, the Index Eq-uity Portfolio, if required under the 1940 Act or other applicable law, would hold a meeting of its shareholders and would cast its votes proportionately as instructed by Index Equity Portfolio shareholders. In such cases, shareholders of the Index Equity Portfolio, in effect, would have the same voting rights they would have as direct shareholders of the Index Master Portfolio.

The investment objective of the Index Master Portfolio may not be changed with-out approval of its shareholders. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any change in the in-vestment objective of the Master Portfolio. If the Index Master Portfolio changes its investment objective in a manner which is inconsistent with the in-vestment objective of the Index Equity Portfolio and the Fund's Board of Trust-ees fails to approve a similar change in the investment objective of the Index Equity Portfolio, the Index Equity Portfolio would be forced to withdraw its investment in the Index Master Portfolio and either seek to invest its assets in another registered investment company with the same investment objective as the Index Equity Portfolio, which might not be possible, or retain an invest-ment adviser to manage the Index Equity Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Index Equity Portfolio of its investment in the Index Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Index Equity Portfolio. Should such a distribution occur, the Index Equity Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In ad-dition, a distribution in kind to the Index Equity Portfolio could result in a less diversified portfolio of investments and could adversely affect the li-quidity of the Portfolio.

The conversion of the Index Equity Portfolio into a feeder fund of the Index Master Portfolio was approved by shareholders of the Index Equity Portfolio at a meeting held on November 30, 1995. The policy of the Index Equity Portfolio, and other similar investment companies, to invest their investable assets in funds such as the Index Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial ex-perience with the operation of this policy. There may also be other investment companies or entities through which you can invest in the Index Master Portfo-lio which may have different sales charges, fees and other expenses which may affect performance. As of the date of this Prospectus, one other feeder fund invests all of its investable assets in the Index Master Portfolio. For infor-mation about other funds that may invest in the Index Master Portfolio, please contact DFA at (310) 395-8005 or contact your broker.

How Is Performance Calculated?
--------------------------------------------------------------------------------
Performance information for each class of Investor Shares of the Portfolios may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of a Portfolio over the measuring pe-riod. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, a Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares of the Balanced Portfolio is computed by divid-ing the net income allocated to that class during a 30-day (or one month) pe-riod by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper International Fund Index, the Lehman Govern-ment Corporate Bond Index and the Financial Times World Stock Index, as well as the benchmarks attached to this Prospectus. Performance information may also include evaluations of the Portfolios and their share classes published by na-tionally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Mag-azine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of a particular Portfolio, a Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of a Portfolio represent past performance and should not be considered representative of future results. The investment re-turn and principal value of an investment in a Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for In-vestor Shares of a Portfolio cannot necessarily be used to compare an invest-ment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institu-tions directly to their customer accounts in connection with investments in In-vestor Shares will not be included in the Portfolio performance calculations.

How Can I Get More Information?
--------------------------------------------------------------------------------
We believe that it is essential for shareholders to have access to information regarding their investment 24 hours a day, 7 days a week. The COMPASS CAPITAL FUNDS have an investor information line that can provide such access.

In addition to account information, other sources of information regarding each COMPASS CAPITAL Portfolio and its portfolio holdings, strategy and current div-idend and performance levels are available.

By selecting the appropriate source of information as listed below, investors can receive additional information on the COMPASS CAPITAL Portfolios by either using a toll-free number or through electronic access:

For Performance and Portfolio Management Questions dial (888) 4COMPASS.

For Information Related to Share Purchases and Redemptions call your investment adviser or COMPASS CAPITAL FUNDS at (800) 441-7762.

For Questions about Shareholder Accounts and Balances held directly at the Fund, call (800) 441-7762.

Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access portfolio information, portfolio manager updates and market data by accessing http://www.compassfunds.com.

                                    APPENDIX

    COMPASS CAPITAL            PERFORMANCE
       PORTFOLIO                BENCHMARK                         DESCRIPTION
Large Cap Value Equity   Russell 1000 Value Index An index composed of those Russell 1000 securities with less-than-average growth
                                                  orientation. Securities in this index
                                                  generally have low price-to-book and price-
                                                  earnings ratios, higher dividend yields and
                                                  lower forecasted growth values than more
                                                  growth-oriented securities in the Russell
                                                  1000 Growth Index.
Large Cap Growth Equity  Russell 1000 Growth      The Russell 1000 Growth Index contains
                         Index                    those Russell 1000 securities with a
                                                  greater-than-average growth orientation.
                                                  Companies in this index tend to exhibit
                                                  higher price-to-book and price-earnings
                                                  ratios, lower dividend yields and higher
                                                  forecasted growth values than the Russell
                                                  1000 Value Index.
Small Cap Value Equity   Russell 2000 Index       An index of the smallest 2000 companies in
                                                  the Russell 3000 Index, as ranked by total
                                                  market capitalization. The Russell 2000
                                                  Index is widely regarded in the industry to
                                                  accurately capture the universe of small
                                                  cap stocks.
Small Cap Growth Equity  Russell 2000 Growth      An index composed of those Russell 2000
                         Index                    securities with a greater-than-average
                                                  growth orientation. Securities in this
                                                  index generally have higher price-to-book
                                                  and price-earnings ratios than those in the
                                                  Russell 2000 Value Index.
Mid-Cap Value Equity     Russell Midcap Value     The Russell Midcap Value Index consists of
                         Index                    the bottom 800 securities of the Russell
                                                  1000 Index with less-than-average growth
                                                  orientation as ranked by total market
                                                  capitalization.
Mid-Cap Growth Equity    Russell Midcap Growth    The Russell Midcap Growth Index consists of
                         Index                    the bottom 800 securities of the Russell
                                                  1000 Index with greater-than-average growth
                                                  orientation as ranked by total market
                                                  capitalization.
International Equity     EAFE Index               An index composed of a sample of companies
                                                  representative of the market structure of
                                                  20 European and Pacific Basin countries.
                                                  The Index represents the evolution of an
                                                  unmanaged portfolio consisting of all
                                                  domestically listed stocks.
International Emerging   MSCI Emerging Markets    The Morgan Stanley Capital International
Markets                  Free Index               (MSCI) Emerging Markets Free Index (EMF) is
                                                  a market capitalization weighted index
                                                  composed of companies representative of the
                                                  market structure of 22 Emerging Market
                                                  countries in Europe, Latin America, Africa
                                                  and the Pacific Basin. The MSCI EMF Index
                                                  excludes closed markets and those shares in
                                                  otherwise free markets which are not
                                                  purchasable by foreigners.
Select Equity            S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Index Equity             S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
Balanced                 S&P 500 Index            An unmanaged index of 500 selected common
                                                  stocks, most of which are listed on the New
                                                  York Stock Exchange. The Index is heavily
                                                  weighted toward stocks with large market
                                                  capitalizations and represents
                                                  approximately two-thirds of the total
                                                  market value of all domestic common stocks.
                         Salomon Broad Investment An unmanaged index of 3500 bonds. The Broad
                         Grade Index              Investment Grade Index is market
                                                  capitalization weighted and includes
                                                  Treasury, Government sponsored mortgages
                                                  and investment grade fixed rate corporates
                                                  with a maturity of 1 year or longer.

The Compass Capital Funds
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PRO-SPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               -----------------

LARGE CAP VALUE EQUITY PORTFOLIO

LARGE CAP GROWTH EQUITY PORTFOLIO

SMALL CAP VALUE EQUITY PORTFOLIO

SMALL CAP GROWTH EQUITY PORTFOLIO

MID-CAP VALUE EQUITY PORTFOLIO

MID-CAP GROWTH EQUITY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERNATIONAL EMERGING MARKETS PORTFOLIO

SELECT EQUITY PORTFOLIO

INDEX EQUITY PORTFOLIO

BALANCED PORTFOLIO


                                   THE EQUITY
                                   PORTFOLIOS

                                INVESTOR SHARES



                                   Prospectus

                           COMPASS CAPITAL FUNDS /SM/
                      (INSTITUTIONAL SHARES OF THE OF THE
                MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III)
                             CROSS REFERENCE SHEET

FORM N-1A ITEM                                     LOCATION
--------------                                     ---------

       PART A                                      PROSPECTUS

1.    Cover.....................................   page  Cover Page

2.    Synopsis..................................   Expense Table

3.    Condensed Financial Information...........   Financial Highlights

4.    General Description of Registrant.........   Cover Page; Investment
                                                   Policies; Description of
                                                   Shares

5.    Management of the Fund....................   Management

5A.   Management's Discussion of Fund...........   Financial Highlights
      Performance

6.    Capital Stock and Other Securities........   Cover Page; Dividends and
                                                   Distributions; Description of
                                                   Shares

7.    Purchase of Securities Being Offered......   Purchase and Redemption of
                                                   Shares; Dividends and
                                                   Distributions Net Asset
                                                   Value


8.    Redemption or Repurchase..................   Purchase and Redemption
                                                   of Shares -
                                                   Redemption of
                                                   Shares

9.    Pending Legal Proceedings.................   Inapplicable

                           THE MULTI-SECTOR MORTGAGE
                            SECURITIES PORTFOLIO III


     Compass Capital Funds/sm/ (the "Fund") consists of 31 investment portfolios. This Prospectus relates to shares ("Institutional Shares" or "Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio seeks to provide a total rate of return before fees and expenses over rolling twelve-month periods that exceeds the total rate of return of the Salomon Broad Investment Grade Index over the same periods by at least 1.60% on an annualized basis. The securities in which the Portfolio may invest include, but are not limited to, Commercial and Residential Mortgage-Backed Securities, collateralized mortgage obligations, real estate mortgage investment conduits, adjustable rate mortgages and U.S. Treasury and agency securities. The Portfolio will maintain a dollar-weighted average credit quality of at least BBB/Baa2, with U.S. Government securities being assigned a AAA rating.

     INVESTMENTS IN THE PORTFOLIO MAY INCLUDE SECURITIES HAVING A CREDIT QUALITY BELOW INVESTMENT GRADE. SUCH SECURITIES, ALSO CALLED "JUNK BONDS," ARE CONSIDERED TO BE SPECULATIVE AND MAY BE SUBJECT TO SPECIAL RISKS, INCLUDING A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. SEE "DESCRIPTION OF SECURITIES -- LOWER RATED SECURITIES" AND "RISK FACTORS".

     Institutional Shares of the Portfolio ("Shares") are sold at net asset value to institutional investors ("Institutions").


     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information currently dated __________________, as revised from time to time, has been filed with the Securities and Exchange Commission (the "SEC"). The current Statement of Additional Information may be obtained free of charge from the Fund by calling (800) 422-6538. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.




PROSPECTUS


-------------------------

INTRODUCTION
--------------------------------------------------------------------------------

          The Fund is an open-end management investment company which has registered shares in 31 investment portfolios, of which only the Portfolio is described in this Prospectus.

PORTFOLIO MANAGEMENT

          BlackRock Financial Management Inc. ("BlackRock" or the "Adviser") serves as investment adviser to the Portfolio. The investment adviser is an indirect wholly-owned subsidiary of PNC Bank Corp.

THE ADMINISTRATORS

          Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and Compass Distributors, Inc. ("CDI") serve as the Fund's administrators (collectively, the "Administrators").

THE DISTRIBUTOR

     Compass Distributors, Inc. (the "Distributor") serves as the Fund's distributor.

                                 EXPENSE TABLE

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Advisory fees/(a)/......................................    .25%
Other expenses (after expense reimbursements)/(b)/......    .12%
                                                            ----
Total Portfolio operating expenses/(b)/ ................    .37%
                                                            ====
_______________
     (a) BlackRock reserves the right in its sole discretion to reduce the advisory fee charged to the Portfolio.

     (b) BlackRock has agreed to cap the "Other expenses" for the Portfolio at this level. Without fee waivers and expense reimbursements, "Other expenses" would be .26% and "Total Portfolio Operating expenses" would be .51%.

EXAMPLE

     An investor in Institutional Shares would pay the following expenses on a $1,000 investment in Shares of the Portfolio, assuming (1) 5% annual return, and
(2) redemption at the end of each time period:

                                 ONE  THREE  FIVE  TEN
                                 YEAR  YEARS  YEARS  YEARS
                                 ----  -----  -----  -----


Multi-Sector Mortgage Securities
   Portfolio III...............    $4    $12    $21   $47

          The foregoing Expense Table and Example are intended to assist investors in understanding the Portfolio's estimated annual operating expenses with respect to Institutional Shares based on the level of such expenses during its most recent fiscal period, adjusted to reflect current fees and expenses. Investors bear these expenses either directly or indirectly. See "Financial Highlights--Background," "Management," "Purchase and Redemption of Shares" and "Description of Shares" for a more complete description of shareholder transaction expenses and operating expenses.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CERTAIN RISK FACTORS TO CONSIDER

          An investment in the Portfolio is subject to certain investment considerations, as set forth in detail under "Investment Policies." As with other mutual funds, there can be no assurance that the Portfolio will achieve its investment objective. The following are some of these considerations. The Portfolio may invest in both Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities. The Portfolio may invest in lower credit quality securities, which are commonly referred to as "junk bonds." The Portfolio is classified as non-diversified under the Investment Company Act of 1940 (the "1940 Act"). The Portfolio (subject to limitations described herein) may use various other investment management techniques that also involve special considerations including purchasing illiquid securities, engaging in hedging transactions, selling listed and over-the-counter covered call options, making forward commitments, entering into repurchase agreements, purchasing securities on a when-issued basis, entering into interest rate swaps and purchasing or selling interest rate caps and floors. For further discussion of these practices and the associated risks and special considerations, see "Description of Securities," "Other Investment Practices" and "Risk Factors."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   BACKGROUND

          The Portfolio commenced investment operations on October 6, 1994 as a separate investment portfolio (the "Predecessor Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland corporation. On April 26, 1996, the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio, which had no prior operating history. The Predecessor Portfolio also received investment advisory services from BlackRock.


          The following financial information has been derived from the financial statements incorporated by reference into the Statement of Additional Information and has been audited by the Portfolio's independent accountant. Additional information about the performance of the Portfolio is contained in the Portfolio's annual report. Both the Statement of Additional Information and the Portfolio's annual report may be obtained from the Fund free of charge by calling the number on the front cover of this Prospectus. During the period shown, the Portfolio offered one class of shares to institutional investors.

                                 THE MULTI-SECTOR
                                 MORTGAGE SECURITIES

                                                                   Portfolio III
--------------------------------------------------------------------------------

                                                 Six Months         Nine Months    October 6, 1994/(a)/
                                                    Ended              Ended              Through
                                             September 30, 1996   March 31, 1996       June 30, 1995
                                             -------------------  ---------------  ---------------------
 PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                  $1,019.41        $1,068.11              $1,000.00
  Net investment income (b)                               38.33            61.37                  55.81
  Net realized and unrealized gain (loss)
    on investments.........................               (3.33)           (9.06)                 68.11
Net increase                                          ----------       ---------              ---------
    from investment operations.............
                                                          35.00            52.31                 123.92
Dividends from net investment income                  ----------       ---------              ---------
 Distributions from net realized                         (38.33)          (61.37)                (55.81)
    capital gains..........................
  Total dividends and distributions                          --           (39.64)                    --
                                                      ---------                               ---------
Net asset value, end of period                           (38.33)         (101.01)
                                                      ---------        ---------              ---------
                                                      $1,016.08        $1,019.41                 (55.81)
TOTAL INVESTMENT RETURN (c)                           =========        =========              ---------
RATIOS TO AVERAGE NET ASSETS:                                                                 $1,068.11
Expenses (b)(d)                                                                               =========
Net investment income (b)(d)                               3.53%            5.02%
SUPPLEMENTAL DATA:                                                                                12.78%
Average net assets (in thousands)                          0.37%            0.37%
 Portfolio turnover                                        7.60%            7.77%                  .037%
Net assets, end of period (in thousands)                                                           7.54%
                                                      $ 119,550         $115,362
                                                             24%             119%             $ 103,332
                                                      $ 121,738         $117,569                    215%
                                                                                              $ 112,810

(a)  Commencement of investment operations.


(b) The Adviser waived fees amounting to $85,659, $3,652 and $56,269 for the periods ended September 30, 1996, March 31, 1996 and June 30, 1995, respectively. Net investment income would have been $37.38, $61.37 and $55.28 on a per share basis for the periods ended September 30, 1996, March 31, 1996 and June 30, 1995, respectively, in the absence of fee waivers. The ratio of net operating expenses to average net assets would have been 0.51%, 0.37% and 0.45% for the periods ended September 30, 1996, March 31, 1996 and June 30, 1995, respectively, in the absence of fee waivers. The net investment ratios would have been 7.45%, 7.76% and 7.46%, for the periods ended September 30, 1996, March 31, 1996 and June 30, 1995, respectively, in the absence of fee waivers.

(c) Total investment return is calculated assuming a purchase of common stock at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date.

(d)  Annualized.

     The information above represents audited operating performance based on an average share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data, for each of the periods indicated. This information has been determined based upon financial information provided in the financial statements.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

     The following describes briefly the investment objective and policies of the Portfolio. Certain instruments and techniques discussed in this section are described in greater detail later in this Prospectus and in the Statement of Additional Information ("SAI").

THE ADVISER'S ANALYSIS OF OPPORTUNITIES IN THE COMMERCIAL AND RESIDENTIAL MORTGAGE-BACKED SECURITIES MARKETS

     Commercial and non-agency Residential Mortgage-Backed Securities are among the highest yielding, call protected, domestic, fixed-income securities across all rating categories. Under current market conditions, the Adviser believes that investments in non-agency mortgage securities (which include Commercial and non-agency Residential Mortgage-Backed Securities) provide attractive investment opportunities. This is due to several factors, including the developing nature of the Commercial and non-agency Residential Mortgage-Backed Securities markets, the restructuring of the real estate loans underlying non-agency mortgage securities, the infusion of capital to the real estate market and the Adviser's expectation of no further significant deterioration of real estate property values.

     The construction boom of the early 1980's resulted in the oversupply of developed commercial and residential real estate. This oversupply led to high vacancy rates and, coupled with declining rental rates, led to a decline in real estate values in the late 1980's and early 1990's. Real estate loans originated in the early and mid-1980's were issued during a period of higher real estate values. The subsequent rise in delinquencies and losses for lenders has led to new mortgage origination standards which incorporate less optimistic assumptions concerning rent growth and occupancy. Mortgages originated during this period of higher values may be restructured or renegotiated to reflect current market conditions. The resulting non-agency mortgage securities have underlying loans with LTV ratios that the Adviser believes more accurately reflect current market values and allow the Adviser to better assess credit exposure.

     Many sophisticated investors have recently become active participants in the commercial real estate market, which has brought new equity into these types of investments. The increased issuance of real estate investment trusts ("REITs") has been another source of new equity. The Adviser believes that this infusion of equity, combined with more conservative real estate valuations, as well as the dislocation of traditional lenders provides a strong foundation for the continued issuance of Commercial and non-agency Residential Mortgage-Backed Securities.

     The Adviser expects that a recovery of the real estate market in general would have a positive effect on investments in non-agency Mortgage-Backed Securities. Market indicators are beginning to show positive trends, with declines in commercial mortgage delinquencies and defaults. Additionally, the second quarter of 1993 brought the first positive quarterly total return on real estate investments in two years, as measured by the Russell-NCREIF Index, which tracks the performance of U.S. commercial real estate.

     The Resolution Trust Corporation (the "RTC") entered the non-agency Mortgage-Backed Securities market as a significant participant by securitizing non-agency mortgage loans in June of 1991, packaging certain mortgages it acquired as receiver of failed savings and loans. The RTC, in addition to other entities, has securitized commercial and non-agency residential mortgages, aggregating in excess of $22 billion of Commercial Mortgage-Backed Securities and $200 billion of Residential Mortgage-Backed Securities created from January, 1987 to December, 1992. As a result of the significant decline in real estate values in the U.S. in the late 1980's and early 1990's and in conjunction with their efforts to improve the creditworthiness of financial institutions, regulators such as the National Association of Insurance Commissioners (the "NAIC") and the Bank for International Settlements (the "BIS") set more stringent capital requirements for assets including real estate holdings. These requirements have led traditional real estate leaders largely to withdraw from lending to real estate borrowers and to seek a secondary market outlet for these mortgage loans and for real estate borrowers to seek financing from non-traditional lenders. The Adviser believes that, as a result, banks and insurance companies will increasingly take advantage of the secondary market to dispose of real estate holdings and borrowers will utilize the capital markets as a major source of financing.

     The Adviser believes that the establishment by rating agencies of standardized rating criteria has helped further the development of the secondary market for commercial and non-agency residential Mortgage-Backed Securities. Unlike the securitization of traditional residential mortgages, which are eligible for principal and interest guarantees from government agencies such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), the securitization of commercial and non-agency residential mortgages may require other forms of credit enhancement, including the senior/subordinated security structure, reserve funds and third-party letters of credit. The senior/subordinated structure was developed in the 1980's to create a senior security which would be highly rated and attractive to a wide range of investors. The subordinated security, which was designed to absorb credit losses on the underlying mortgages and therefore reduce the exposure of senior securities from such losses, was generally either retained by the issuer or sold to a sophisticated investor in a negotiated transaction. In the current environment, the subordinated securities are further segmented into a hierarchy of loss positions. This allows many different classes of securities to be created, with varying degrees of credit exposure, prepayment exposure and potential total return.

     Based on investor demand for certain securities (which depends in part on a combination of rating, yield spread and maturity) the issuer of a senior/subordinated structure typically works closely with the rating agencies to determine the credit support levels required to achieve the desired rating for each security class. The specific structure created dictates the priority for the allocation of available cash flows on the underlying mortgages. The senior classes generally receive the first available cash flows of both interest and principal, while the subordinated classes typically receive only interest until the senior and higher ranked subordinated classes are paid down. Any principal losses experienced on the underlying properties are generally absorbed first by the equity holder and then by the cash reserve fund and letters of credit, if any are present in the structure, and then by the "first loss" subordinated security holder to the extent of its principal balance and then by the next subordinated classes, in order of their respective position in the structure.

     The Adviser believes that the development of the secondary market for Commercial and non-agency Residential Mortgage-Backed Securities has created significant opportunities for investing in the lower-rated and non-rated classes of these securities. Furthermore, the Adviser believes that there is sufficient liquidity in this secondary market for the Portfolio to accomplish its investment objectives. The Adviser believes that many of the lower-rated and non-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than is the case with Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid. Such securities therefore offer an opportunity for attractive yields, which the Adviser believes more than compensates investors for assuming the credit risk associated with such securities. In addition, the Adviser believes that the Commercial and non-agency Residential Mortgage-Backed Securities market will expand and yield spreads to Treasuries will decline, leading to an opportunity for price appreciation. The Adviser believes this sector of the Mortgage-Backed Securities market is likely to realize expansion similar to that which the agency residential Mortgage-Backed Securities market experienced in the late 1980's, where the earlier investors benefitted greatly as the market improved and expanded.

INVESTMENT OBJECTIVE


     The Portfolio's investment objective is to seek to provide a total rate of return before fees and expenses over rolling twelve-month periods that exceeds the total return of the Salomon Broad Investment Grade Index over the same periods by at least 1.60% on an annualized basis. The Portfolio will not invest in Asset-Backed Securities, bank or corporate debt securities other than money market instruments, or non-rated securities (other than for U.S Government securities), and will maintain a dollar-weighted average credit quality of at least BBB by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Inc. ("D&P") or Fitch Investors Service ("Fitch") or Baa2 by Moody's Investors Service, Inc. ("Moody's"), with U.S. Government securities being assigned a AAA rating. The Portfolio will maintain a targeted duration within 20% shorter or longer than the then current duration of the Salomon Broad Investment Grade Index. Duration is a measure of the expected life of a fixed income security on a present value basis and is indicative of a security's price "volatility" or "risk" associated with changes in interest rates. The Portfolio seeks to meet its objective by investing in a range of agency and non-agency Mortgage-Backed Securities, including primarily senior and subordinated tranches of residential, commercial, multi-family and agricultural mortgage securities. The securities in which the Portfolio may invest include, but are not limited to, collateralized mortgage obligations, real estate mortgage investment conduits, adjustable rate mortgages and U.S. Treasury and agency securities.
The Portfolio will limit to 20% of net assets its investments in U.S. Government securities that are not also Mortgage-Backed Securities. The Portfolio may invest in lower rated securities. Such securities are commonly referred to as "junk bonds" and have a higher risk of default of principal and interest.
During temporary defensive periods and in order to keep cash on hand fully invested, the Portfolio may invest in money market instruments.

     In determining which Mortgage-Backed Securities the Portfolio will purchase, the Adviser will consider, among other factors, the following: characteristics of the underlying mortgage loan, including LTV and debt service coverage ratio, loan seasoning, and refinancing risk; characteristics of the underlying property, including diversity of the loan pool, occupancy and leasing, and competitiveness in the pertinent market; economic, environmental and local considerations; deal structure, including historical performance of the originator, subordination percentages and reserve fund balances; and structural participants such as administrators and servicers.

     In addition to examining the relative value of the investments, the Adviser's disciplined approach to investments for the Portfolio will include considerable interaction with rating agencies, extensive review of due diligence by underwriters and rating agencies, confirmation of debt service coverage ratios and stress testing of security cash flows. The Adviser also will select investments which will vary the Portfolio by underlying property types, geographic regions and industry exposure. In this regard, the Portfolio will not purchase any commercial Mortgage-Backed Security ("CMBS") if, giving effect thereto, (i) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from the same pool of collateral would increase and would account for more than 10% of the Portfolio's net assets, or (ii) the net assets of the Portfolio attributable to CMBS backed by the same pool of collateral would increase and the Portfolio would own more than 25% of the currently outstanding principal amount of CMBS that are directly or indirectly secured by or payable out of cash flow from the same pool of collateral. In addition, the Portfolio will not, except during any three-month period after any month in which its net assets have increased by more than 30%, purchase any CMBS if, giving effect thereto, (i) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from properties located within a single state of the U.S. would increase and would account for more than 25% of the Portfolio's net assets or
(ii) the net assets of the Portfolio constituting CMBS that are directly or indirectly secured by or payable out of cash flow from office properties would increase and would account for more than 33%, or from hotel and motel properties would increase and would account for more than 20%, or from any one of multi-family, cooperative, industrial and warehouse, retail and shopping mall, mobile home park, nursing home and senior living center or hospital properties would increase and would account for more than 75% of the Portfolio's net assets, or
(iii) the net assets of the Portfolio constituting particular issuances of CMBS that are directly or indirectly secured by or payable out of cash flow from single properties would increase and would account for more than 50% of the Portfolio's net assets. For the foregoing purpose, a CMBS will be considered to be secured by or payable out of the cash flow from a property only in the proportion that the outstanding principal amount of the mortgage loan relating to such property and backing such security bears to the sum of the outstanding principal amount of all mortgage loans backing such security. If the Portfolio's asset composition in any of the foregoing categories subsequently exceeds 110% of the related percentage limitation for any reason, the Portfolio will take such action as may be necessary so that within 60 days after the occurrence of such excess the relevant percentage limitation is again satisfied. The Portfolio will not invest in any issuance of Mortgage-Backed Securities more than 5% of the principal amount of the collateral of which at the time of issuance is single-family residential and agricultural properties in the aggregate.

INVESTMENT RESTRICTIONS

     The Portfolio has also adopted a number of fundamental investment restrictions which may not be changed without the approval of the Portfolio's outstanding voting securities. The SAI sets forth these restrictions in full. In addition, the Portfolio's investment objective is fundamental and may not be changed without such shareholder approval.

     The Portfolio has also adopted several non-fundamental portfolio investment limitations. The Portfolio will not modify any of its non-fundamental portfolio investment limitations without providing at least 60 days prior written notice of such modification to its shareholders.

DESCRIPTION OF SECURITIES

     The following describes certain types of securities in which the Portfolio may invest:

     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination. This difference in prepayment exposure is significant due to extraordinarily high levels of refinancing of traditional residential mortgages experienced over the past year as mortgage rates have reached a 25 year low. Assets underlying Commercial Mortgage-Backed Securities may relate to only a few properties or to a single property. See "Risk Factors."

     Commercial Mortgage-Backed Securities have been issued in public and private transactions by a variety of public and private issuers. Non-governmental entities that have issued or sponsored Commercial Mortgage-Backed Securities offerings include owners of commercial properties, originators of and investors in mortgage loans, savings and loan associations, mortgage banks, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. The Portfolio may from time to time purchase Commercial Mortgage-Backed Securities directly from issuers in negotiated transactions or from a holder of such Commercial Mortgage-Backed Securities in the secondary market.

     Commercial Mortgage-Backed Securities generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by the subordinated class investors, which may be included in the Portfolio, by taking the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes, including the subordinated classes in which the Portfolio intends to invest, may include issuer guarantees, reserve funds, additional subordinated securities, cross-collateralization, over-collateralization and the equity investors in the underlying properties.

     By adjusting the priority of interest and principal payments on each class of a given Commercial Mortgage-Backed Security, issuers are able to issue senior investment grade securities and lower rated or non-rated subordinated securities tailored to meet the needs of sophisticated institutional investors. In general, subordinated classes of Commercial Mortgage-Backed Securities are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such subordinated classes are subject to a substantially greater risk of nonpayment than are senior classes of Commercial Mortgage-Backed Securities. Even within a class of subordinate securities, most Commercial Mortgage-Backed Securities are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss subordinate security will absorb any principal losses before any higher loss position subordinate security. This type of structure allows a number of classes of securities to be created with varying degrees of credit exposure, prepayment exposure and potential total return.

     Subordinated classes of Commercial Mortgage-Backed Securities have more recently been structured to meet specific investor preferences and issuer constraints and have different priorities for cash flow and loss absorption. As previously discussed, from a credit perspective, they are structured to absorb any credit-related losses prior to the senior class. The principal cash flow characteristics of subordinated classes are designed to be among the most stable in the Mortgage-Backed Securities market, the probability of prepayment being much lower than with traditional Residential Mortgage-Backed Securities. This characteristic is primarily due to the structural feature that directs the application of principal payments first to the senior classes until they are retired before the subordinated classes receive any prepayments. While this serves to enhance the credit protection of the senior classes, it produces subordinated classes with more stable average lives. Subject to the applicable provisions of the 1940 Act, there are no limitations on the classes of Commercial Mortgage-Backed Securities in which the Portfolio may invest. Accordingly, in certain circumstances, the Portfolio may recover proportionally less of its investment in a Commercial Mortgage-Backed Security than the holders of more senior classes of the same Commercial Mortgage-Backed Security.

     The rating assigned to a given issue and class of Commercial Mortgage-Backed Securities is a product of many factors, including the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any Commercial Mortgage-Backed Security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the LTV ratio of the pooled properties. The amount of the securities issued in any one rating category is determined by the rating agencies after a rigorous credit rating process which includes analysis of the issuer, servicer and property manager, as well as verification of the LTV and debt service coverage ratios. LTV ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios may, in certain circumstances, determine the amount realized by the holder of the Commercial Mortgaged-Backed Security.

     RESIDENTIAL MORTGAGE-BACKED SECURITIES

     The Portfolio also expects to invest in Residential Mortgage-Backed Securities that are Mortgage-Backed Securities representing participation interests in pools of single-family residential mortgage loans originated by private mortgage originators. Traditionally, Residential Mortgage-Backed

Securities were issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Portfolio intends to invest in those securities issued by nongovernmental agencies as well as governmental agencies. Nongovernmental entities that have issued or sponsored Residential Mortgage-Backed Securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Residential Mortgage-Backed Securities, similar to Commercial Mortgage-Backed Securities, have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     While single-family residential loans do not typically have prepayment penalties or restrictions, as commercial mortgage loans often do, Residential Mortgage-Backed Securities are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.

     The types of agency and non-agency Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest shall include, but not be limited to, the following securities:

     MORTGAGE-RELATED SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Portfolio may invest in Mortgage-Backed Securities issued by agencies or instrumentalities of the U.S. Government including GNMA, FNMA and FHLMC. The U.S. Government or the issuing agency guarantees the payment of interest and principal on these securities. However, the guarantees do not extend to the securities' yield or value, nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the security, net of certain fees. See "Mortgage-Backed Securities" in the SAI.

     PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed either by GNMA, FNMA or FHLMC certificates or by a pool of fixed rate or adjustable rate mortgage loans. Securities which are backed by a pool of fixed rate or adjustable rate mortgage loans generally are structured with one or more types of credit enhancement. See "Types of Credit Enhancement" in the SAI.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. See "Adjustable Rate Mortgage Securities" in the SAI.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities.
Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). See "Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities" in the SAI.

     MISCELLANEOUS. The Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage Securities Corp. or its affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates.

     LOWER RATED SECURITIES. The Mortgage-Backed Securities in which the Portfolio may invest may be lower rated (i.e., have a credit quality below investment grade) subordinated classes. Investments in such lower rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before purchasing shares of the Portfolio. The Portfolio (i) will not invest in securities (other than U.S. Government securities) that are not rated at least B by S&P, D&P or Fitch or B2 by Moody's at the time of investment; (ii) will not invest in securities (other than U.S. Government securities) not rated by at least one of the foregoing organizations at the time of investment; (iii) will not invest more than 12.5% of its assets in securities that are rated below BB-/Ba3 by any of the foregoing organizations; and (iv) will not invest more than 25% of its assets in securities that are rated below BBB-/Baa3 by any of the foregoing organizations. In the case of short-term money market instruments and short-term commingled funds the applicable rating requirement will be A2/P2. Split rated securities will be accounted for at the lower rating. If any security held in its portfolio is downgraded such that the Portfolio would not be able at that time to make an investment in such security, the Portfolio will sell such security within 30 days after such downgrade. The Portfolio will maintain a dollar-weighted average credit quality of at least A- /A3, with U.S. Government securities assigned a AA rating. In order to calculate the average credit quality of the Portfolio, the Portfolio will assign sequential numbers to each of the 20 rating categories from AA to D, multiply the value of each instrument by the rating equivalent number assigned to its lowest rating, sum all of such products, divide the aggregate by the net asset value of the Portfolio and convert the number back to its equivalent rating symbol.

     Generally, lower rated securities offer a higher return potential than higher rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominately speculative. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by the Portfolio, with a commensurate effect on the value of the Portfolio's shares. While the market values of lower rated securities tend to react less to fluctuations in interest rate levels than do those of higher rated securities, the market values of certain of these securities also tend to be more sensitive to changes in economic conditions than higher rated securities. In addition, lower rated securities generally present a higher degree of credit risk. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Securities which are rated BB by S&P, D&P and Fitch and Ba by Moody's have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. A general description of the bond ratings of Moody's, S&P, D&P and Fitch is set forth in Appendix A to the Prospectus.

     In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by the Portfolio as initial criteria for the selection of portfolio securities, but the Portfolio also will rely upon the independent advice of the Adviser to evaluate potential investments.

     U.S. GOVERNMENT SECURITIES

     U.S. TREASURY SECURITIES. The Portfolio will invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including, but not limited to, GNMA, FNMA and FHLMC securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to FNMA or FHLMC. GNMA, FNMA and FHLMC investments by the Portfolio may also include pass-through securities, CMOs and certain other Mortgage-Backed Securities.

     BANK AND CORPORATE DEBT SECURITIES

     The Portfolio may not invest in bank or corporate debt securities except that it may invest in money market instruments for temporary defensive purposes and in order to keep cash on hand fully invested. Such instruments include but are not limited to notes, certificates of deposit, bankers' acceptances and commercial paper.

     FLOATING RATE AND INDEX OBLIGATIONS

     The Portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio could not invest.

     Floating rate securities pay interest according to a coupon which is reset periodically. This reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

     Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

     ILLIQUID SECURITIES

     Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. The Portfolio may purchase certain restricted securities up to 15% of its net assets eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 and may treat such securities as being liquid if the Adviser determines, pursuant to procedures adopted by the Trust's Board of Trustees, that a sufficient secondary market does exist for such securities. See the SAI for a further discussion of illiquid securities.

OTHER INVESTMENT PRACTICES.

     DURATION MANAGEMENT AND OTHER MANAGEMENT TECHNIQUES

     As a basic element of its overall investment strategy the Portfolio intends to use a variety of other investment management techniques and instruments. A more complete description of such techniques is contained in the SAI. The Portfolio may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps and floors and may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts (collectively, "Additional Investment Management Techniques"). These Additional Investment Management Techniques may be used for duration management and other risk management to attempt to protect against possible changes in the market value of the Portfolio resulting from trends in the debt securities markets and changes in interest rates, to protect the Portfolio's unrealized gains in the value of its securities holdings, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques."

     Additional Investment Management Techniques present certain risks. With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Portfolio's position. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Portfolio may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Portfolio to successfully utilizes Additional Investment Management Techniques will depend on the Adviser's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Portfolio has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Additional Investment Management Techniques will reduce net asset value.

     In selecting counterparties for OTC hedging and risk management transactions, the Portfolio will adhere to the following minimum ratings: (i) with respect to an OTC derivative instrument with a remaining nominal maturity of six months or less, a Moody's Derivative Counterparty Rating of A3; (ii) with respect to an OTC derivative instrument with a remaining maturity of more than six months, a Moody's Derivative Counterparty Rating of AA3. If the counterparty does not have a Moody's counterparty rating, then either the Moody's or S&P long-term securities rating of A3/A- (with respect to category
(i) above) or Aa3/AA-(with respect to category (ii) above) may be used as a substitute. In addition, all such counterparties must have a minimum short-term rating of A-1 by Moody's and P-1 by S&P. If a counterparty drops below the minimum ratings, then the Portfolio will seek to unwind existing agreements with such counterparty in a cost-effective manner and will be prohibited from entering into new agreements with the counterparty so long as the counterparty's rating is below the relevant minimum.

     The principal risks relating to the use of futures contracts and other Additional Investment Management Techniques are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Portfolio's holdings; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Adviser; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Portfolio being in a worse position than if such techniques had not been used. See Appendix B "General Characteristics and Risks of Additional Investment Management Techniques" and the Statement of Additional Information for further information.

     The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date outside the normal course of settlement for securities of that type. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian cash or other liquid high grade debt securities with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the Portfolio may incur a loss. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

     REPURCHASE AGREEMENTS

     The Portfolio may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed upon date. These agreements may be made with respect to any of the securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC. The Portfolio will not enter into any repurchase agreement with respect to securities other than U.S. Government securities and mortgage-backed securities. The value of the collateral for such repurchase agreement marked-to-market at the end of each business day will be at least 102% of the amount of the repurchase agreement. The Portfolio will not enter into any repurchase agreement the term of which exceeds 90 days.

RISK FACTORS

     COMMERCIAL MORTGAGE-BACKED SECURITIES AND RESIDENTIAL MORTGAGE-BACKED SECURITIES. Investments in Commercial Mortgage-Backed Securities involve the credit risks of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such Commercial Mortgage-Backed Securities and the risks associated with direct ownership of real estate. This may be especially true in the case of Commercial Mortgage-Backed Securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

     While the credit quality of the Commercial Mortgage-Backed Securities in which the Portfolio may invest will reflect the perceived likelihood of future cash flows to meet operating expenses and cash flow requirements, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses and cash flow requirements (mainly debt service, lease payments, capital expenditures, taxes, maintenance, insurance and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related Commercial Mortgage-Backed Security. In addition, the repayment of the commercial mortgage loans underlying Commercial Mortgage-Backed Securities will typically depend upon the future availability of financing and the stability of real estate property values.

     The commercial mortgage loans that underlie Commercial Mortgage-Backed Securities have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specified property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance or dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related Commercial

Mortgage-Backed Security are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after the foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidation of the property. Factors such as the title of the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related Commercial Mortgage-Backed Securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related Commercial Mortgage-Backed Securities may be materially adversely affected.

     In general, any losses on a given Commercial Mortgage-Backed Security will be absorbed first by the equity holder, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security to the extent of its principal balance. Because the Portfolio intends to invest in subordinated classes of Commercial Mortgage-Backed Securities, there can be no assurances that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Portfolio invests, the Portfolio will be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if mortgage values subsequently decline, the Portfolio may hold the "first loss" position in certain Commercial Mortgage-Backed Securities ahead of the more senior debt holders, which may result in significant losses. Many of the lower-rated Commercial Mortgage-Backed Securities are subject to less prepayment risk than in the case of Residential Mortgage-Backed Securities because of structural features of the underlying mortgage loans and the fact that they are entitled to repayment only after more senior classes are paid.

     Investments in Residential Mortgage-Backed Securities involve the credit risks that affect interest and principal cash flows similar to the credit risks of Commercial Mortgage-Backed Securities discussed above, as well as the prepayment risks associated with the possibility that prepayments of principal generally may be made at any time without penalty. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Changes in the rate of prepayments on a Residential Mortgage-Backed Security may change the yield to maturity of the security and amounts available for reinvestment from such securities by the Portfolio are likely to be greater during periods of relatively low or declining interest rates and therefore are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during the past three years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Because the Portfolio expects to invest in subordinated Residential Mortgage-Backed Securities, the prioritization of cash flows from mortgages under the Residential Mortgage-Backed Securities in favor of the senior classes generally reduces this prepayment risk.

     INVESTING IN LOWER CREDIT QUALITY SECURITIES. An investor should recognize that the lower-rated Commercial and Residential Mortgage-Backed Securities in which the Portfolio may invest have speculative characteristics. The prices of lower credit quality securities, which are commonly referred to as "junk bonds," have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments. Securities rated lower than B by S&P and Moody's, including bonds rated as low as D by S&P or C by Moody's, can be regarded as having extremely poor prospects of ever attaining any real investment standing and may be in default with payment of interest and/or repayment of principal in arrears. A projection of an economic downturn or the advent of a recession, for example, could cause a decline in the price of lower credit quality securities because the advent of a recession could lessen the ability of obligors of mortgages underlying Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities to make principal and interest payments. In such event, existing credit supports and any first loss positions may be insufficient to protect against loss of principal.

     NON-DIVERSIFIED STATUS. The Portfolio has registered as a "non-diversified" investment company which enables it to invest more than 5% of its assets in the obligations of any single issuer, subject only to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a result of its ability to concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more susceptible than a more widely diversified fund to any single economic, political or regulatory occurrence.

     ILLIQUID SECURITIES. Liquidity of a security relates to the ability to easily dispose of securities and the price to be obtained, and does not necessarily relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments. The Commercial Mortgage-Backed Securities which the Portfolio intends to acquire may be less marketable and in some instances will be considered illiquid by the Portfolio under applicable standards because of the absence of registration under the federal securities laws, contractual restrictions on transfer or the small size of the issue (relative to the issues of comparable interests).

PORTFOLIO TURNOVER

     The Portfolio has no fixed policy with respect to portfolio turnover. The Portfolio does not expect to trade in securities for short-term gain. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. While the Portfolio will pay commissions in connection with its options and futures transactions, the other securities in which the Portfolio invests are generally traded on a "net" basis with dealers acting as principals for their own account without a stated commission. Nevertheless, high portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Portfolio. It is expected that the annual portfolio turnover rate for the Portfolio will not exceed 400%, excluding securities having a maturity of one year or less. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction commissions, costs on the sale of securities and on reinvestment in other securities. BlackRock will monitor the tax status of the Portfolio under the Internal Revenue Code during any period in which the annual turnover rate of the Portfolio exceeds 100%. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Portfolio's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. See "Portfolio Transactions" in the Statement of Additional Information.


MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. The Statement of Additional Information contains the name of each trustee and certain background information.

ADVISER

     BlackRock (formerly BlackRock Financial Management L.P.) was organized in 1988. On February 28, 1995, BlackRock Financial Management L.P. sold its business to PNC Bank, National Association ("PNC Bank"). The principal business address of BlackRock is 345 Park Avenue, New York, NY 10154.

     As adviser, BlackRock, is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale decisions regarding the investments made by the Portfolio. BlackRock also provides research and credit analysis as well as certain other services.

     Keith Anderson and Mark S. Warner are the persons primarily responsible for the day-to-day management of the Portfolio's investments.

     Keith Anderson is a Managing Director at BlackRock Financial Management, and co-head of the Portfolio Management Group. In addition, Mr. Anderson co-chairs the Investment Strategy Committee and he is a member of the firm's Management Committee. Mr. Anderson has primary responsibility for managing client portfolios and for acting as a specialist in the government and mortgage sectors. His areas of expertise include Treasuries, agencies, futures, options, swaps and a wide range of traditional and non-traditional mortgage securities.

     Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Anderson joined First Boston in 1987 as a mortgage securities and derivative products strategist working with institutional money managers. From 1983 to 1987, Mr. Anderson was a Vice President and Portfolio Manager at Criterion Investment Management Company where he had primary responsibility for a $2.8 billion fixed income portfolio and was an integral part of the firm's portfolio management team.

     Mr. Anderson has published numerous articles on fixed income strategies, including two articles in The Handbook of Fixed Income Options: "Scenario
                          -------------------------------------
Analysis and the Use of Options in Total Return Portfolio Management" and "Measuring, Interpreting, and Applying Volatility within the Fixed Income Market." Mr. Anderson received a Bachelor of Science in Economics and Finance from Nichols College in 1981 and an M.B.A. from Rice University in 1983.

     Mark S. Warner, CFA, is a Vice President of BlackRock with primary responsibility for managing client portfolios. Mr. Warner specializes in investing in the commercial mortgage and non-agency residential mortgage sectors. Mr. Warner has been a co-manager of the Portfolio since July 1996.

     Prior to joining BlackRock in 1993, Mr. Warner was a director in the Capital Markets Unit of the Prudential Mortgage Capital Company. Mr. Warner joined the Prudential Mortgage Capital Company in 1987, and was initially responsible for asset/liability strategies for the $7 billion participating annuity segment. Mr. Warner joined Prudential's Commercial Real Estate Division in 1989, where he was responsible for the sale of commercial whole loans, purchases of private placement mortgage-backed securities and securitization opportunities within the

Prudential's $25 billion non-residential portfolio. Between 1989 and 1993, Mr. Warner successfully structured and executed securitization of approximately $2 billion of non-residential mortgages. Mr. Warner previously worked in the fixed income department at PaineWebber.

     Mr. Warner earned a B.A. degree in political science from Columbia University in 1983 and an M.B.A. degree in finance and marketing from Columbia Business School in 1987. Mr. Warner received his Chartered Financial Analyst designation in 1993.

     For the services provided and expenses assumed by it, BlackRock is entitled to receive from the Portfolio a fee computed daily and payable monthly at an annualized rate of .25% of the Portfolio's average daily net assets. From time to time BlackRock may waive all or any portion of its advisory fee for and may reimburse expenses of the Portfolio. The Adviser has advised the Fund that it will cap the Portfolio's expenses (other than advisory fees) at no more than
 .12% of average net assets per year.  See "Introduction--Expense Table."


     For the six month period ended September 30, 1996, the Portfolio paid investment advisory fees at the annual rate of .25% of the Portfolio's average daily net assets.

ADMINISTRATORS

     CCG, whose principal business address is 345 Park Avenue, New York, New York 10154, PFPC, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809 and CDI, whose principal business address is 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087, serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers and the remaining outstanding stock is owned by Pennsylvania Merchant Group Ltd.

     The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at an annual rate of .20% of the first $500 million of the Portfolio's average daily net assets, .18% of the next $500 million of the Portfolio's average daily net assets, .16% of the next $1 billion of the Portfolio's average daily net assets and .15% of the Portfolio's average daily net assets in excess of $2 billion. From time to time the Administrators may waive all or any portion of the administration fees for the Portfolio.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

     PNC Bank serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent.

EXPENSES

     Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock or the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, certain fees and expenses in registering and qualifying the Portfolio and its Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by BlackRock or the Administrators under their respective agreements with the Fund. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

     If the total expenses borne by the Portfolio in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, BlackRock and the Administrators will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. See "Introduction--Example," "Management--Adviser" and "Management--Administrators" for discussions of expense reimbursements and fee waivers.

PORTFOLIO TRANSACTIONS

     The Portfolio's adviser may consider a number of factors in determining which brokers to use in purchasing or selling portfolio securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, sales of shares of the Fund, the reasonableness of commissions and quality of services and execution. Brokerage transactions for the Portfolio may be directed through registered broker/dealers ("Authorized Dealers") who have entered into dealer agreements with the Distributor, subject to the requirements of best execution.

BANKING LAWS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such company as agent for and upon the order of customers. PNC Bank, BlackRock, CCG, PFPC and Institutions that are banks or bank affiliates are subject to such banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Fund and the holders of Institutional Shares, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operations with respect to the Institutional Shares. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per share or result in a financial loss to any investor.


PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

     Shares of the Portfolio are offered on a continuous basis for the Fund by the distributor, Compass Distributors, Inc. (the "Distributor"). The Distributor is a registered broker/dealer with principal offices at 259 Radnor-Chester Road, Suite 120, Radnor, Pennsylvania 19087.

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares.

PURCHASE OF SHARES

     Institutional Shares are offered without a sales load on a continuous basis to Institutions at the net asset value per share of the Portfolio next computed after an order and payment are received in proper form by PFPC. Dividends will commence accruing on that day. Shares may be purchased on any Business Day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be transmitted by telephoning PFPC at (800) 441-7379. The Fund may in its discretion reject any order for Shares.

     Payment for Shares may be made only in Federal funds or other funds immediately available to the Fund's custodian. Normally, payments for Shares should be received by PFPC no later than 12:00 Noon (Eastern Time). The minimum initial investment by an Institution is $50 million. There is no minimum subsequent investment.

REDEMPTION OF SHARES

     Redemption orders may be transmitted to PFPC by telephone at (800) 441-7379. Shares are redeemed at the net asset value per share of the Portfolio next determined after PFPC's receipt of the redemption request in proper order, and dividends will not accrue after the day on which the redemption is effectuated. THE FUND, THE ADMINISTRATORS AND THE DISTRIBUTOR WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE. THE FUND AND ITS SERVICE PROVIDERS WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE IN ACCORDANCE WITH SUCH PROCEDURES.

     The date on which a redemption request is received will be the date specified if the redemption request specifies a particular date in the future for its effectiveness. The Fund expects to pay all redemption requests made with at least thirty (30) days' advance notice in cash. Redemption requests in excess of $250,000 by any single shareholder from the Portfolio within any three-month period may be paid in kind unless the Fund has received at least thirty (30) days' advance notice and will be paid in kind if the redeeming shareholder so requests and such payment will not adversely affect other shareholders. Shareholders who receive redemptions in kind will incur additional expense and delay in disposing of such securities and the value of such securities may decline during the disposition period.

     If a proper redemption request is received prior to 12:00 noon (Eastern time) on any Business Day payment of the redemption price will ordinarily be wired to the shareholder's bank on the first business day subsequent to the 30-day advance notice redemption request in the case of the Portfolio. If the request is received after 12:00 noon (Eastern time) payment will ordinarily be wired to the shareholder's bank within two Business Days subsequent to the 30-day advance notice redemption request. Redemption proceeds will be sent by wire only to the bank named on the shareholder's application form. A shareholder may change the wire instructions on the application form by writing to PFPC with an appropriate signature guarantee.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Institution is unable to contact PFPC by telephone, the Institution may also deliver the redemption request to PFPC by mail at 400 Bellevue Parkway, Wilmington, DE 19809.

     The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of Shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem Shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.


NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value for the Portfolio is calculated as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by adding the value of all its securities, cash and other assets, subtracting the liabilities and dividing by the total number of Shares outstanding. The net asset value per Share of the Portfolio is determined independently of the Fund's other portfolios.

     The value of securities held by the Portfolio is based upon market quotations or, if market quotations are not readily available, the securities are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

     The Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. For dividend purposes, the Portfolio's investment income available for distribution to holders of Institutional Shares is reduced by accrued expenses directly attributable to the Portfolio and the general expenses of the Fund prorated to the Portfolio on the basis of its relative net assets. All distributions are reinvested at net asset value in the form of additional full and fractional Shares of the Portfolio unless an Institution elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The net investment income of the Portfolio is declared daily. All such dividends are paid within ten days after the end of each month and within seven days after redemption of all of a shareholder's Shares in the Portfolio. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.


TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this tax treatment, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital), regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions paid out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Portfolio will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his Shares and whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, provided the dividends are paid during January of the following year.

     A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of Portfolio Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange.

     Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above. Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment and should consult their tax advisers.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment company. On January 12, 1996, the Fund changed its name from "The PNC Fund" to "Compass Capital Funds." The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in 31 investment portfolios. This Prospectus describes the Institutional Shares of the Multi-Sector Mortgage Securities Portfolio III, which is classified as a non-diversified company under the 1940 Act. For information regarding other portfolios of the Fund, contact the Distributor by phone at (800) 998-7633 or at the address listed in "Purchase and Redemption of Shares--Distributor."

     Each share of the Portfolio has a par value of $.001, represents an equal proportionate interest in the Portfolio and is entitled to such dividends and distributions earned on the Portfolio's assets as are declared in the discretion of the Board of Trustees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as required under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.


     On December ___, 1996, PNC Bank held of record approximately ___% of the Fund's outstanding shares, as trustee on behalf of individual and institutional investors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.


OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders will receive unaudited semi-annual financial statements and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19885-9628, toll-free (800) 441-7764 (in Delaware call collect (302) 791-1104).


PERFORMANCE INFORMATION

     From time to time, total return and yield data for Shares of the Portfolio may be quoted in advertisements or in communications to Institutions. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Portfolio during the period relating to Shares are reinvested in Shares.

     The yield of Shares of the Portfolio is computed based on the net income of the Portfolio allocated to such Shares during a 30-day (or one month) period, which period will be identified in connection with the particular yield quotation. More specifically, the yield of Shares of the Portfolio is computed by dividing the Portfolio's net income per share allocated to such Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     Performance data of Shares of the Portfolio may be compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to ratings or rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. In addition, certain indexes may be used to illustrate historic performance of select asset classes. For example, the total return and/or yield of Shares of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Salomon Broad Investment Grade Index, the T-Bill Index and the "stocks, bonds and inflation index" published annually by Ibbotson Associates. Performance information may also include evaluations of the Portfolio and their Shares published by nationally recognized ranking services and information as reported by financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

     In addition to providing performance information that demonstrates the actual yield or returns of Shares of the Portfolio over a particular period of time, the Portfolio may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan.

     Performance quotations of Shares of the Portfolio represent past performance and should not be considered as representative of future results. The investment return and principal value of an investment in Shares of the Portfolio will fluctuate so that a shareholder's Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Shares of the Portfolio cannot necessarily be used to compare an investment in such Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Shares will not be included in the Portfolio's calculations of yield and total return.

                                   APPENDIX A

          The following summarizes the ratings used for debt securities:

DESCRIPTION OF MOODY'S BOND RATINGS:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)...- When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

DESCRIPTION OF S&P BOND RATINGS:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          B -- Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          CCC -- Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          CC -- The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          C -- The rating "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

          D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          Standard & Poor's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AA, CC, C, CI and D categories.


DESCRIPTION OF DUFF & PHELPS' BOND RATINGS:

          AAA - Bonds rated AA are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA -- Bonds rated AA have high credit quality with strong protection factors. Risk is modest.

          A -- Bonds rated A have average but adequate protection factors. Risk factors are greater and more variable in times of economic stress than AA or AA.

          BBB -- Bonds rated BBB exhibit below average protection factors, but still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          BB -- Bonds rated BB are below investment grade, but deemed likely to meet obligations when due.

          B -- Bonds rated B are below investment grade and possessing risk that obligations will not be met when due.

          CCC -- Bonds rated CCC are well below investment grade. They may be in default or have considerable uncertainty as to timely payment of principal, interest or preferred dividends.

          DD -- Bonds rated DD are defaulted debt obligations.

          Duff & Phelps' letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AA, CCC and DD categories.


DESCRIPTION OF FITCH BOND RATINGS:

          AAA -- Bonds rated AA are considered investment grade and of the highest quality. The ability to pay interest and principal is exceptionally strong and unlikely to be affected by reasonably foreseeable events.

          AA -- Bonds rated AA are considered investment grade and very high credit quality.

          A -- Bonds rated A are considered investment grade and of high credit quality. The ability to pay interest and principal is strong, but may be vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB -- Bonds rated BBB are considered investment grade and satisfactory credit quality. The likelihood that these bonds will fall below investment grade, however, is higher than for bonds with higher ratings.

          BB -- Bonds rated BB are considered speculative. The ability to pay interest and principal may be affected over time by adverse economic changes.

          B -- Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the issuer's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

          CCC -- Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default.

          CC -- Bonds rated CC are minimally protected. Default seems probable over time.

          C -- Bonds rated C are in imminent default in payments of interest or principal.

          DDD, DD and D -- Bonds rated in any of these categories are in default on interest and/or principal payments.

          Fitch's letter ratings may be modified by the addition of a plus or minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

                                   APPENDIX B

                      GENERAL CHARACTERISTICS AND RISKS OF
                  ADDITIONAL INVESTMENT MANAGEMENT TECHNIQUES

          In order to manage the risk of its securities portfolio, including duration management, or to enhance income or gain as described above, the Portfolio will engage in Additional Investment Management Techniques. The Portfolio will engage in such activities in the Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Portfolio occur. The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal income tax requirements applicable to regulated investment companies.

PUT AND CALL OPTIONS ON SECURITIES AND INDICES

          The Portfolio may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Portfolio may also purchase and sell options on stock indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the stock index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security could protect the Portfolio's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Portfolio against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Portfolio will experience a loss in the amount of the option premium plus any related commissions. When the Portfolio sells put and call options, it receives a premium as the seller of the option. The premium that the Portfolio receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

          The Portfolio's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Portfolio must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

          The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS

          CHARACTERISTICS. The Portfolio may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

          MARGIN REQUIREMENTS. At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Portfolio will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

          LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES. The Portfolio's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Under such regulations the Portfolio currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies.

          The Portfolio will not enter into a futures contract or related option if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Portfolio's liquidation value, i.e. net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, a segregated account of cash or cash equivalents will be maintained and marked to market in an amount equal to the market value of the contract. The Portfolio reserves the right to comply with such different standard as may be established from time to time by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

          SEGREGATION AND COVER REQUIREMENTS. Futures contracts, interest rate swaps, caps, floors and collars and listed options on securities, indices and futures contracts sold by the Portfolio are subject to segregation and coverage requirements of either the CFTC or the SEC, with the result that, if the Portfolio does not hold the security or futures contract underlying the instrument, the Portfolio will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid debt obligations in an amount at least equal to the Portfolio's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Portfolio maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

                                            The Multi-Sector
     NO PERSON HAS BEEN AUTHORIZED TO           Mortgage
  GIVE ANY INFORMATION OR MAKE ANY             Securities
  REPRESENTATIONS NOT CONTAINED IN THIS      Portfolio III
  PROSPECTUS, OR IN THE STATEMENT OF
  ADDITIONAL INFORMATION INCORPORATED
  HEREIN BY REFERENCE, IN CONNECTION
  WITH THE OFFERING MADE BY THIS
  PROSPECTUS AND, IF GIVEN OR MADE, SUCH     Institutional
  REPRESENTATIONS MUST NOT BE RELIED             Class
  UPON AS HAVING BEEN AUTHORIZED BY THE
  FUND OR ITS DISTRIBUTOR.  THIS
  PROSPECTUS DOES NOT CONSTITUTE AN
  OFFERING BY THE FUND OR BY THE
  DISTRIBUTOR IN ANY JURISDICTION IN
  WHICH SUCH OFFERING MAY NOT LAWFULLY
  BE MADE.

                                            Prospectus
               ___________________

                TABLE OF CONTENTS

                                            Page
                                            ----
Introduction..............................          _________________
Financial Highlights......................
Investment Policies.......................
Management................................
Purchase and Redemption of Shares.........
Net Asset Value...........................
Dividends and Distributions...............
Taxes.....................................
Description of Shares.....................
Other Information.........................

INVESTMENT ADVISER

BlackRock Financial Management, Inc.
New York, New York

CO-ADMINISTRATOR
Compass Capital Group, Inc.
New York, New York

CO-ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

CO-ADMINISTRATOR AND DISTRIBUTOR
Compass Distributors, Inc.
Radnor, Pennsylvania

COUNSEL
Drinker Biddle & Reath
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
Philadelphia, Pennsylvania

                           COMPASS CAPITAL FUNDS/SM/
                          (FORMERLY, THE PNC(R) FUND)


                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the Money Market, Municipal Money Market, U.S. Treasury Money Market (formerly, the Government Money Market Portfolio), Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity (formerly, the Value Equity Portfolio), Large Cap Growth Equity (formerly, the Value Equity Portfolio), Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity (formerly, the Core Equity Portfolio), Managed Income, Tax-Free Income, Intermediate Government Bond (formerly, the Intermediate Government Portfolio), Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond (formerly, the Short Government Bond Portfolio), Intermediate Bond (formerly, the Intermediate-Term Bond Portfolio), Government Income, International Bond (formerly, the International Fixed Income Portfolio), New Jersey Tax-Free Income and Core Bond Portfolios (collectively, the "Portfolios") of Compass Capital Funds (the "Fund"). The Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios are called "Money Market Portfolios," and the other Portfolios are called "Non-Money Market Portfolios." This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolios dated _________________, as amended from time to time (the "Prospectuses"). Prospectuses may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated __________________. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

                                   CONTENTS
                                                                Page
                                                                ----
Investment Policies....................................
Special Considerations for State-Specific
 Portfolios............................................
Trustees and Officers..................................
Investment Advisory, Administration,
 Distribution and Servicing Arrangements...............
Portfolio Transactions.................................
Purchase and Redemption Information....................
Valuation of Portfolio Securities......................
Performance Information................................
Taxes..................................................
Additional Information Concerning Shares...............
Miscellaneous..........................................
Financial Statements...................................
Appendix A.............................................         A-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              INVESTMENT POLICIES

     The following supplements information contained in the Prospectuses concerning the Portfolios' investment policies. A description of applicable credit ratings is set forth in Appendix A hereto. Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

     The Index Equity Portfolio invests all of its investable assets in The U.S. Large Company Series (the "Index Master Portfolio") of The DFA Investment Trust Company (the "Trust"). Accordingly, the following discussion relates to: (i) the investment policies of all the Portfolios including the Index Equity Portfolio; and (ii) where indicated the investment policies of the Index Master Portfolio.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGY

     The Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will invest primarily in securities of established companies. For this purpose, an established company is one which, together with its predecessors, has at least three years of continuous operating history.

     The Low Duration Bond Portfolio will seek to maintain a duration for its portfolio in a range of +/-20% of the current duration of the Merrill Lynch 1-3 Year Treasury Index. The Government Income Portfolio will seek to maintain an interest rate sensitivity within a range comparable to that of 7 to 10 year U.S. Treasury bonds.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     REVERSE REPURCHASE AGREEMENTS. Each Portfolio (including the Index Master Portfolio) other than the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios (the "Municipal Money Market Portfolios") may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and interest rate. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

     MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Each Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

          The Index Master Portfolio may purchase obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired by the Index Master Portfolio if the bank has assets in excess of $1 billion.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.
GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Managed Income, Intermediate Government, Low Duration Bond, Intermediate Bond, Government Income, International Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios (the "Bond Portfolios") and the Balanced Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a

CMO or REMIC structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The Portfolios do not currently intend to purchase residual interests.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

     ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.



     In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolios may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

          The Index Master Portfolio may purchase (i) debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds, and (ii) obligations issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including FNMA, Federal Home Loan Bank and the Federal Housing Administration.

     SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolios may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     LEASE OBLIGATIONS. The Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

     The Sub-Adviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Sub-Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     The Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will only invest in lease obligations with puts that (i) may be exercised at par on not more than seven days notice, and (ii) are issued by institutions deemed by the sub-adviser to present minimal credit risks. Such obligations will be considered liquid. However, a number of puts are not exercisable at the time the put would otherwise be exercised if the municipal borrower is not contractually obligated to make payments (e.g., an event of nonappropriation with a "nonappropriation" lease obligation). Under such circumstances, the lease obligation while previously considered liquid would become illiquid, and a Portfolio might lose its entire investment in such obligation.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer's obligations on such securities, which may increase a Portfolio's operating expenses and adversely affect the net asset value of a Portfolio.
When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Portfolio would not have the right to take possession of the assets. Any income derived from a Portfolio's ownership or operation of such assets may not be tax-exempt. In addition, a Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

     COMMERCIAL PAPER. The Money Market Portfolios may purchase commercial paper rated in one of the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). The Non-Money Market Portfolios, except the Index Master Portfolio, may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by a Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. The Index Master Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" or better by S&P or "Prime-1" by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated "Aaa" by Moody's or "AAA" by S&P, and having a maximum maturity of nine months. These ratings symbols are described in Appendix A.

          Commercial paper purchasable by each Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

     REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

     The Index Master Portfolio may enter into repurchase agreements, but will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. The Index Master Portfolio will also only invest in repurchase agreements with a bank if the bank has at least $1 billion in assets and is approved by the Investment Committee of DFA. DFA will monitor the market value of transferred securities plus any accrued interest thereon so that the value of such securities will at least equal the repurchase price. The securities underlying the repurchase agreements will be limited to U. S. Government and agency obligations described under "U.S. Government Obligations" above.

     INVESTMENT GRADE DEBT OBLIGATIONS. Each of the Money Market Portfolios may invest in securities in the two highest rating categories of NRSROs. The Non-Money Market Portfolios, except the Index Master Portfolio and the Low Duration Bond, Intermediate Government Bond and Government Income Portfolios, may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. The Low Duration Bond, Intermediate Government Bond and Government Income Portfolios may invest in debt securities rated Aaa by Moody's or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

     The Index Master Portfolio may invest in non-convertible corporate debt securities which are issued by companies whose commercial paper is rated "Prime-1" by Moody's or "A-1" by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least "AA" by S&P or "Aa2" by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Index Master Portfolio's investment adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least "AA" or "Aa2."

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolios may enter into "when-issued" and "forward" commitments, including "TBA" (to be announced) purchase commitments, to purchase or sell securities at a fixed price at a future date. When a Portfolio agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

     If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When a Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. Each equity Portfolio (except the Index Master Portfolio) and the Balanced Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time. A Portfolio may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     Second, when a Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.

A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A separate account of a Portfolio consisting of liquid assets equal to the amount of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

     OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     When a Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     FUTURES CONTRACTS AND RELATED OPTIONS. Each Non-Money Market Portfolio (including the Index Master Portfolio) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge.

     Successful use of futures by a Portfolio is also subject to a sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Utilization of futures transactions by a Portfolio also involves the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     STAND-BY COMMITMENTS. Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by a Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in a sub-adviser's opinion, present minimal credit risks. A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     TAX-EXEMPT DERIVATIVES. The Municipal Money Market Portfolios and the Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios (collectively, the "Money and Non-Money Market Municipal Portfolios") may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities' fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. The Money and Non-Money Market Municipal Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither the Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

     SECURITIES LENDING. A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans may be invested in any of the following instruments: (a) obligations issued or guaranteed as to principal and interest by the U.S. Government or agencies or instrumentalities thereof; (b) commercial paper; (c) certificates of deposit; (d) bankers' acceptances; (e) bilateral and triparty repurchase agreements with respect to the securities listed in (a) through (d); (f) bank time deposits issued or guaranteed as to principal and interest by an entity, except a broker/dealer, named on an "approved list" provided by the investment adviser or sub-adviser; (g) shares issued by unaffiliated money market funds; and (h) other high-yielding short-term investments which the adviser or sub-adviser believes give liquidity to pay back the borrower when the loaned securities are returned. In any event, cash collateral shall only be invested in instruments, including repurchase agreements, that mature on or before the maturity date of the applicable lending transaction.

     While the Index Master Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Index Master Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Index Master Portfolio's total assets. In connection with such loans, the Index Master Portfolio will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Index Master Portfolio will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management of the Trust believes that this risk can be controlled through careful monitoring procedures.

     YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Duff & Phelps Credit Co. ("Duff & Phelps"), Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. A Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security.


     INTEREST RATE TRANSACTIONS AND CURRENCY SWAPS. The Bond Portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The International Bond Portfolio may also enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.

     A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

     A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to received. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff & Phelps or Fitch, or "A" or "P-1" or better by Moody's.

     A Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

     INVESTMENT COMPANIES. Each Portfolio, other than the Index Equity Portfolio, currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

     SPECIAL CONSIDERATION REGARDING THE OHIO TAX-FREE INCOME PORTFOLIO. The Ohio Tax-Free Income Portfolio will not trade its securities for the purpose of seeking profits. For purposes of this policy, the Portfolio may vary its portfolio securities if (i) there has been an adverse change in a security's credit rating or in that of its issuer or in the adviser's or sub-adviser's credit analysis of the security or its issuer; (ii) there has been, in the opinion of the adviser and sub-adviser, a deterioration or anticipated deterioration in general economic or market conditions affecting issuers of Ohio Municipal Obligations, or a change or anticipated change in interest rates;
(iii) adverse changes or anticipated changes in market conditions or economic or other factors temporarily affecting the issuers of one or more portfolio securities make necessary or desirable the sale of such security or securities in anticipation of the Portfolio's repurchase of the same or comparable securities at a later date; or (iv) the adviser or sub-adviser engages in temporary defensive strategies.

              SPECIAL CONSIDERATIONS FOR STATE-SPECIFIC PORTFOLIOS

     The following information regarding the State-Specific Portfolios is derived from official statements of certain issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN OHIO MUNICIPAL OBLIGATIONS. The Ohio Tax-Free Money Market and Ohio Tax-Free Income Portfolios (the "Ohio Portfolios") will invest most of their respective net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Portfolios are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility.

     Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

     There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

     Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1994 is 11,102,000.

     While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

     In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last five years the State rates were below the national rates (4.8% versus 5.6% in 1995). The unemployment rate and its effects vary among geographic areas of the State.

     There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Portfolios or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

     The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

     Key biennium-ending fund balances at June 30, 1989 were $475.1 million in the GRF and $353 million in the Budget Stabilization Fund (BSF, a cash and budgetary management fund). June 30, 1991 ending fund balances were $135.3 million (GRF) and $300 million (BSF).

     The next biennium, 1992-93, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences, an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the BSF to the GRF in FY 1992.

     Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed a FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

     A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

     None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

     The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30,

1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF (which had an October 7, 1996 balance of over $828 million).

     The GRF appropriations act for the current 1995-96 biennium was passed on June 28, 1995 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. In accordance with the appropriations act, the significant June 30, 1995 GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds, including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

     The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

     By 14 constitutional amendments, the last adopted in 1995, Ohio voters have authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At October 7, 1996, $854 million (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($34.9 million outstanding); (b) $240 million of obligations authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($774.7 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($44.2 million outstanding, with no more than $50 million to be issued in any one year).

     The electors approved in November 1995 a constitutional amendment that extends the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizes additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million highway obligation authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.


     The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $4.8 billion of which were outstanding or sold and awaiting delivery at October 7, 1996.

     A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing.
The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

     A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)


     State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

     Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in approximately 120 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The trial court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution. The State appealed and a court of appeals reversed the trial court's findings for plaintiff districts. The case is now pending on appeal in the Ohio Supreme Court. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A current program provides for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $94.5 million for 27 districts (including $75 million for one)in FY 1993, $41.1 million for 28 districts in FY 1994, and $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), and $87.2 million for 20 districts in fiscal year 1996 (including $42.1 million for one).

     Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

     For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Since inception for municipalities in 1979, these procedures have been applied to 23 cities and villages; for 19 of them the fiscal situation was resolved and the procedures terminated. The 1996 school district provision has been applied to two districts.

     At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA MUNICIPAL OBLIGATIONS. The concentration of investments in Pennsylvania Municipal Obligations by the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios raises special investment considerations. In particular, changes in the economic condition and governmental policies of the Commonwealth of Pennsylvania and its municipalities could adversely affect the value of those Portfolios and their portfolio securities. This section briefly describes current economic trends in Pennsylvania.

     Pennsylvania has historically been dependent on heavy industry, although recent declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy. Recent sources of economic growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Agriculture continues to be an important component of the Commonwealth's economic structure, with nearly one-third of the Commonwealth's total land area devoted to cropland, pasture and farm woodlands.

     The population of Pennsylvania experienced a slight increase in the period 1980 through 1990, and has a high proportion of persons 65 or older. The Commonwealth is highly urbanized, with almost 85% of the 1980 census population residing in metropolitan statistical areas. The two largest metropolitan statistical areas, those containing the Cities of Philadelphia and Pittsburgh, together comprise approximately 50% of the Commonwealth's total population.

     The Commonwealth utilizes the fund method of accounting and over 120 funds have been established for purposes of recording receipts and disbursements of the Commonwealth, of which the General Fund is the largest. Most of the Commonwealth's operating and administrative expenses are payable from the General Fund. The major tax sources for the General Fund are the sales tax, the personal income tax and the corporate net income tax. Major expenditures of the Commonwealth include funding for education, public health and welfare, transportation, and economic development.

     The constitution of the Commonwealth provides that operating budget appropriations of the Commonwealth may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund (the principal operating fund of the Commonwealth) and for certain special revenue funds which together represent the majority of expenditures of the Commonwealth. Although a negative balance was experienced applying generally accepted accounting principles ("GAAP") in the General Fund for fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last three years; and as of June 30, 1995, the General Fund has had a surplus of $688.3 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated, and there was a surplus of $79.2 million as of June 30, 1994.

     Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including suits relating to the following matters: (a) the ACLU has filed suit in Federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, inter alia, because of that
                                                  ----- ----
settlement. After its earlier denial was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery; (b) in 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision; (c) litigation has been filed in both state and Federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts --the Federal case has been stayed pending resolution of the state case and the state case is in the pre-trial stage; and (d) both the Commonwealth and the City of Philadelphia are involved in Commonwealth Court cases that may result in their being required to fund remedies for the unintentional racial segregation in the Philadelphia public schools.

     The City of Philadelphia (the "City") has been experiencing severe financial difficulties which has impaired its access to public credit markets and a long-term solution to the City's financial crisis is still being sought. The City experienced a series of General Fund deficits for fiscal years 1988 through 1992. The City has no legal authority to issue deficit reduction bonds on its own behalf, but state legislation has been enacted to create an Intergovernmental Cooperation Authority (the "Authority") to provide fiscal oversight for Pennsylvania cities (primarily Philadelphia) suffering recurring financial difficulties. The Authority is broadly empowered to assist cities in avoiding defaults and eliminating deficits by encouraging the adoption of sound budgetary practices and issuing bonds. In order for the Authority to issue bonds on behalf of the City, the City and the Authority entered into an intergovernmental cooperative agreement providing the Authority with certain oversight powers with respect to the fiscal affairs of the City. Philadelphia currently is operating under a five year plan approved by the Authority on April 30, 1996. The audited balance of the City's General Fund as of June 30, 1995 was $80.5 million.

     The Authority's power to issue further bonds to finance capital projects or deficit expired on December 31, 1994. The Authority may continue to issue debt to finance a cash flow deficit until December 31, 1996, and its ability to refund outstanding bonds is unrestricted. The Authority had $1,146.2 million in special revenue bonds outstanding as of December 31, 1996.

     Most recently, Moody's has rated the long-term general obligation bonds of the Commonwealth "A1," and Standard & Poor's has rated such bonds "AA-." There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bonds issues may not be adversely affected by changes in economic or political conditions.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA MUNICIPAL OBLIGATIONS. The concentration of investments in North Carolina Municipal Obligations by the North Carolina Municipal Money Market Portfolio raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Portfolio and its portfolio securities. This section briefly describes current economic trends in North Carolina.

     The State of North Carolina has three major operating funds: the General Fund, the Highway Fund and the Highway Trust Fund. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax, and soft drink tax (currently being phased out). North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

     During the 1989-92 budget years, growth of North Carolina tax revenues slowed considerably, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing and certain collections and payments, and other short-term budget adjustments necessary to comply with North Carolina's constitutional mandate for a balanced budget. Many areas of North Carolina government were affected. Reductions in capital spending, local government aid, and the use of the budget stabilization reserve, combined with other budget adjustments, brought the budget into balance. Tax increases in the fiscal 1992 budget included a $.01 increase in the North Carolina sales tax and increases in the personal and corporate income tax rates, as well as increases in the tax on cigarettes and alcohol, among other items.

     Fiscal year 1992 ended with a positive fund balance of approximately $164.8 million. By law, $41.2 million of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve," leaving an unrestricted General Fund balance at June 30, 1992 of $123.6 million. Fiscal year 1993 ended with a positive General Fund balance of approximately $537.3 million. Of this amount, $134.3 million was reserved in the Savings Reserve and $57 million was reserved in a Reserve for Repair and Renovation of State Facilities, leaving an unrestricted General Fund balance at June 30, 1993 of $346 million. Fiscal year 1994 ended with a positive General Fund balance of approximately $444.7 million. An additional $178 million was available from a reserved fund balance. Of this aggregate amount, $155.7 million was reserved in the Savings Reserve (bringing the total reserve to $210.6 million after prior withdrawals) and $60 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $60 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1994 of $407 million.

     Fiscal year 1995 ended with a positive General Fund balance of approximately $343.4 million. An additional $269.9 million was available from a reserved fund balance. Of this aggregate amount, $146.3 million was reserved in the Savings Reserve (bringing the total reserve to $423.6 million after prior contributions) and $146.3 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $146.3 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1995 of $292.6 million after certain other restrictions. Fiscal year 1996 ended with a positive General Fund balance of approximately $573.4 million. An additional $153.1 million was available from a reserved fund balance. Of this aggregate amount, $77.3 million was reserved in the Savings Reserve (bringing the total reserve to $500.9 million) and $130.0 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $151.3 million after prior withdrawals). An additional $47.1 million was transferred to a newly-created Clean Water Management Trust Fund, $39.5 million was reserved in a Capital Improvement Reserve, and $26.2 was transferred to newly-created Federal Retiree Refund and Administration Accounts, leaving an unrestricted General Fund balance at June 30, 1996 of approximately $406.1 million.

     The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles (GAAP). Based on a modified accrual basis (GAAP), the General Fund balance at June 30, 1993, 1994, and 1995 was $681.5 million, $900.6 million, and $1,024.6 million, respectively. The foregoing amounts for fiscal years 1994 and 1995 reflect adjustments for GASB Statement No. 22 adopted by the State during fiscal 1995. The foregoing results for fiscal year 1996 are based upon unaudited financial information supplied by the Office of State Budge and Management. Modified accrual basis results were not available as of the date this section was prepared.

     The 1995-97 biennium budget adopted by the General Assembly authorized continuation funding from the General Fund of $9,512 million for fiscal 1996 and $9,763 million for fiscal 1997. Expansion funds of $280 million for fiscal 1996 were approved, along with capital improvements of $114 million for such fiscal year. For fiscal 1997, $267 million of expansion funds were approved, along with $157 million of capital improvements. Tax reductions of approximately $363 million for fiscal 1996 and $400 million for fiscal 1997 were authorized, principally through the repeal of North Carolina's intangible personal property tax and reductions in North Carolina's unemployment and personal income taxes. The General Assembly also took several measures that benefitted North Carolina's Department of Corrections, including a reservation of $33 million to build new prison beds. State workers generally received a 2% pay increase. The General Assembly also passed a package of tort reform bills that included a cap on punitive damage awards.

     In the 1996 Special Session, the General Assembly reviewed and adjusted the fiscal 1997 budget to take into account a General Fund surplus of over $700 million for the 1996 fiscal year. The General Assembly agreed to spend approximately $415.4 million on new or expanded programs, apply approximately $143 million to tax cuts and refunds, and reserve approximately $100 million in various savings and other reserve accounts. Funding for education and salaries for teachers and other state employees was increased. The tax cuts included a reduction in North Carolina's corporate income tax, sales tax on food, and inheritance tax, among other tax cuts. Legislators also significantly expanded North Carolina's industrial development policies, including the adoption of four new tax credits designed to make North Carolina more competitive in industrial recruitment. Overall, changes were made, or new credits added, in the following areas: investment tax credit, business tax credit, worker training tax credit, jobs creation tax credit, and research and development tax credit. The tax cuts will reduce North Carolina revenues by approximately $68.4 million for fiscal

1997 and by approximately $337 million when all cuts are phased in by 2001. The General Assembly also created a Clean Water Management Trust Fund, which will be used to finance projects to clean up or prevent surface water pollution. The Fund will receive 6.5%; of the General Fund's unspent credit balance each year. The initial allocation to this Fund from the fiscal 1996 credit balance was $47.1 million.

     The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government's relationship with State governments that, if enacted into law, could affect fiscal and economic policies of the States, including North Carolina.

     During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in June 1996, North Carolina ranked eleventh among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in August 1996 to be 4.1% of the labor force, as compared with an unemployment rate of 5.1% nationwide.

     The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:

     1. Swanson v. State of North Carolina -- State Tax Refunds - Federal Retirees. In Davis v. Michigan (1989), the United States Supreme Court ruled
              -----------------
that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision,
                                                                -----
North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

     Following Davis, federal retirees filed a class action suit in federal
               -----
court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in

1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that Davis could only be applied prospectively and that the taxes
                -----
collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. Plaintiffs petitioned the United States Supreme Court for review of that decision, which petition was denied. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force. Despite these victories in court, the General Assembly in its 1996 Special Session adopted legislation allowing for a refund of taxes for federal retirees. Effective for tax years beginning on or after January 1, 1996, federal retirees are entitled to a North Carolina income tax credit for taxes paid on their pension benefits during tax years 1985 through 1988. In the alternative, a partial refund may be claimed in lieu of a credit for eligible taxpayers.

     An additional lawsuit was filed in 1995 in State Court by federal pensioners to recover State income taxes paid on federal retirement benefits. This case grew out of a claim by federal pensioners in the original federal court case in Swanson. In the new lawsuit, the plaintiffs allege that when the
              -------
State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis.
                                                                          -----
The lawsuit seeks a refund of taxes paid by federal retirees on federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. Potential refunds exceed $300 million. This case has been suspended pending final judgment in Bailey (discussed below), and no
                                             ------
court date has been set. The North Carolina Attorney General believes that sound legal authority and arguments support the denial of this claim.

     2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North

Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions. On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General has appealed this order.

          The North Carolina Attorney General's office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1991. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989.

     3. Fulton Corp. v. Justus. The State's intangible personal property tax levied on certain shares of stock was challenged by the plaintiff on grounds that it violated the United States Constitution Commerce Clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action was a North Carolina corporation that did all or part of its business outside the State. The plaintiff sought to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling was to increase collections by rendering all stock taxable on 100% of its value. The North Carolina Supreme Court reversed the decision of the Court of Appeals, upholding the tax on intangible personal property. The United States Supreme Court reversed, ruled in the plaintiff's favor that the tax was discriminatory, and ordered the case back to the State Court for a ruling on the appropriate remedy. It is anticipated that the State Court will order the State to pay refunds aggregating between $130 million and $140 million, including interest, although other alternative remedies are possible. In April 1995, the North Carolina General Assembly repealed the State's intangible personal property tax, effective for taxable years beginning on or after January 1, 1995.

     On November 2, 1993, a total of $740 million general obligation bonds (consisting of $310 million University Improvement Bonds, $250 million Community College Bonds, $145 million Clean Water Bonds, and $35 million State Parks Bonds) were approved by the voters of the State. Pursuant to this authorization, the State issued $400 million general obligation bonds (Capital Improvement Bonds) in January, 1994. The proceeds of these Capital Improvement Bonds may be used for any purpose for which the proceeds of the University Improvement Bonds, Community College Bonds, and State Parks Bonds may be used (none of such proceeds may be used for Clean Water purposes). An additional $60 million general obligation bonds (Clean Water Bonds) were issued in September and October, 1994. The remaining $85 million general obligation bonds (Clean Water Bonds) were issued in June and July, 1995. The offering of the remaining $195 million of these authorized bonds is anticipated to occur during January 1997.

     In its 1996 Short Session, the North Carolina General Assembly approved additional North Carolina general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November, 1996.

     Currently, Moody's, S&P and Fitch rate North Carolina general obligation bonds "Aaa," "AAA," and "AAA," respectively. See Appendix A.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA MUNICIPAL OBLIGATIONS. The Virginia Municipal Money Market Portfolio will invest primarily in Virginia Municipal Obligations. For this reason, the Portfolio is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Portfolio. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

     The rate of economic growth in the Commonwealth of Virginia has increased steadily over the past decade. Per capita income in Virginia has been consistently above national levels during that time. The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, state and local government and manufacturing. Because of Northern Virginia, with its proximity to Washington, D.C. and Hampton Roads, which has the nation's largest concentration of military installations, the Federal government has a greater economic impact on Virginia relative to its size than any state other than Alaska and Hawaii. It is unclear what effect the current efforts by the Federal government to restructure the defense budget will have on long-term economic conditions in Virginia.

     According to statistics published by the U.S. Department of Labor, Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states.

     Virginia's state government operates on a two-year budget. The Constitution vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. An amendment to the Constitution, effective January 1, 1993, established a Revenue Stabilization Fund. This Fund is used to offset a portion of anticipated shortfalls in revenues in years when appropriations based on initial forecasts exceed expected revenues in any subsequent forecast. The Revenue Stabilization Fund consists of an amount not to exceed 10 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.

     General Fund revenues are principally comprised of direct taxes. In recent fiscal years, most of the total tax revenues have been derived from five major taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, public service corporations and premiums of insurance companies.

     In September 1991, the Debt Capacity Advisory Committee was created by the Governor through an executive order. The committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized consistent with the financial goals, capital needs and policies of Virginia.
The committee reviews the outstanding debt of all agencies, institutions, boards and authorities of Virginia for which Virginia has either a direct or indirect pledge of tax revenues or moral obligation.

     The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by the Virginia's full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each:

     Section 9(a)(2) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies, subject to limitations on amount and duration; to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to this Section may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.

     Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide election. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years less the total amount of bonds outstanding. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

     Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects (so-called "double-barrel" debt). Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

     Article X further provides in Section 9(d) that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The debt repayments of the Virginia Public Building Authority, the Virginia Port Authority, the Virginia College Building Authority Equipment Leasing Program and The Innovative Technology Authority are supported in large part by General Fund appropriations.


     The Commonwealth Transportation Board is a substantial issuer of bonds for highway projects. These bonds are secured by and payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds which are secured by a portion of the Transportation Trust Fund.

     Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.

     Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority and Virginia Public School Authority bonds and all of the Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt. To date, none of these authorities has advised Virginia that any such deficiencies exist.

     Local government in the Commonwealth is comprised of 95 counties, 40 incorporated cities, and 190 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. The Virginia Constitution imposes numerous restrictions on local indebtedness, affecting both its incurrence and amount.

     In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the Federal government. At that time, Virginia exempted state and local retirement benefits but not Federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by Federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

     In a Special Session, the Virginia General Assembly on July 9, 1994, passed emergency legislation to provide payments in five annual installments to Federal retirees in a settlement of the retirees' claims as a result of Davis. In 1995 and 1996, the General Assembly passed legislation allowing more retirees to participate in the settlement. As of April 15, 1996, the estimated total cost to Virginia for the settlement was approximately $316.2 million.

     On September 15, 1995, the Virginia Supreme Court rendered its decision in Harper, reversing the judgment of the trial court, entering final judgment in
------
favor of the plaintiff retirees who elected not to settle, and dictating that the amounts unlawfully collected be refunded with statutory interest. The total cost to Virginia of the settlement and judgment is approximately $394.9 million, of which approximately $203.2 million has been paid, leaving $191.7 million payable in respect of the settlement - approximately $63.2 million in fiscal year 1997, $62.5 million on March 31, 1998, and (subject to appropriation) $66 million on March 31, 1999.

     Most recently, Moody's has rated the long-term general obligation bonds of the Commonwealth Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NEW JERSEY MUNICIPAL OBLIGATIONS. The State of New Jersey and its political subdivisions, agencies and public authorities are authorized to issue two general classes of indebtedness: general obligation bonds and revenue bonds. Both classes of bonds may be included in the New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the issuer, backed by the issuer's taxing authority, without recourse to any special project or source of revenue. Special obligation or revenue bonds may be repaid only from revenues received in connection with the project for which the bonds are issued, special excise taxes, or other special revenue sources and generally are issued by entities without taxing power. Neither the State of New Jersey nor any of its subdivisions is liable for the repayment of principal or interest on revenue bonds except to the extent stated in the preceding sentences.

     General obligation bonds of the State are repaid from revenues obtained through the State's general taxing authority. An inability to increase taxes may adversely affect the State's ability to authorize or repay debt.

     Public authorities, private non-profit corporations, agencies and similar entities of New Jersey ("Authorities") are established for a variety of beneficial purposes, including economic development, housing and mortgage financing, health care facilities and public transportation. The Authorities are not operating entities of the State of New Jersey, but are separate legal entities that are managed independently. The State oversees the Authorities by appointing the governing boards, designating management, and by significantly influencing operations. The Authorities are not subject to New Jersey constitutional restrictions on the incurrence of debt, applicable to the State of New Jersey itself, and may issue special obligation or private activity bonds in legislatively authorized amounts.

     An absence or reduction of revenue will affect a bond-issuing Authority's ability to repay debt on special obligation bonds and no assurance can be given that sufficient revenues will be obtained to make such payments, although in some instances repayment may be guaranteed or otherwise secured.

     Various Authorities have issued bonds for the construction of health care facilities, transportation facilities, office buildings and related facilities, housing facilities, pollution control facilities, water and sewage facilities and power and electric facilities. Each of these facilities may incur different difficulties in meeting its debt repayment obligations. Hospital facilities, for example, are subject to changes in Medicare and Medicaid reimbursement regulations, attempts by

Federal and state legislatures to limit the costs of health care and management's ability to complete construction projects on a timely basis as well as to maintain projected rates of occupancy and utilization. At any given time, there are several proposals pending on a Federal and state level concerning health care which may further affect a hospital's debt service obligation.

     Housing facilities may be subject to increases in operating costs, management's ability to maintain occupancy levels, rent restrictions and availability of Federal or state subsidies, while power and electric facilities may be subject to increased costs resulting from environmental restrictions, fluctuations in fuel costs, delays in licensing procedures and the general regulatory framework in which these facilities operate. All of these entities are constructed and operated under rigid regulatory guidelines.

     Some entities which financed facilities with proceeds of private activity bonds issued by the New Jersey Economic Development Authority, a major issuer of special obligation bonds, have defaulted on their debt service obligations. Because these special obligation bonds were repayable only from revenue received from the specific projects which they funded, the New Jersey Economic Development Authority was unable to repay the debt service to bondholders for such facilities. Each issue of special obligation bonds, however, depends on its own revenue for repayment, and thus these defaults should not affect the ability of the New Jersey Economic Development Authority to repay obligations on other bonds that it issues in the future.

     The State has, in the past, experienced a period of substantial economic growth with unemployment levels below the national average. Recently, however, the state has experienced an economic slowdown, and its unemployment rate has risen to the extent the State has lost its relative advantage over the nation. To the extent that any adverse conditions exist in the future which affect the obligor's ability to repay debt, the value of the Portfolio may be immediately and substantially affected.

     The following are cases presently pending or threatened in which the State has a potential for either a significant loss or revenue or a significant unanticipated expenditure: (i) several labor unions have challenged 1994 legislation that caused changes to the State's funding of several public employee pension funds and resulted in significant ongoing annual savings to the State; the Court of Appeals for the Third Circuit has upheld the federal district court's decision to grant summary judgment on some of the plaintiffs' claims and to deny summary judgment on the remainder; (ii) the New Jersey Hospital Association and certain hospitals have challenged the adequacy of Medicaid reimbursement for hospital services; the Court of Appeals for the Third Circuit has affirmed denial of the plaintiffs' application for a preliminary injunction; (iii) various hospitals have challenged the calculation of the hospital assessment authorized by the Health Care Reform Act of 1992; the case has been remanded by the Appellate Division to the Department of Health, which held a hearing on August 30, 1995, and a determination is now pending;
(iv) the County of Passaic and other parties have filed suit alleging the State and the New Jersey Department of Environmental Protection violated a 1984 consent order concerning the construction of a resource recovery facility in that county; the plaintiffs have appealed the trial court's grant of summary judgment to the defendants; (v) Robert E. Brennan has sued two members of the New Jersey Bureau of Securities asserting numerous violations of his rights and abuse of state power; he has appealed the trial court's grant of summary judgment to the defendants; (vi) several cases filed in the State courts challenge the basis on which recoveries of certain costs for residents in State psychiatric hospitals and other facilities are shared between the State Department of Human Services and the State's county governments and certain counties are seeking the recovery from the Department of costs they have incurred for the maintenance of such residents; most of those cases are now pending before the Appellate Division; (vii) a coalition of churches and church leaders in Hudson County have filed suits asserting the State-owned Liberty State Park in Jersey City violates environmental standards and seeking injunctive and monetary relief; (viii) Waste Management of Pennsylvania, Inc. and an affiliate have filed suit alleging their constitutional rights were violated by the State's issuance of two emergency redirection orders and a draft permit; and (ix) representatives of the trucking industry have filed a constitutional challenge to annual hazardous and solid waste licensure renewal fees, seeking a declaratory judgment, injunctive relief, a refund of past fees and attorneys fees; they are seeking class certification of their action.

     Although the New Jersey Municipal Money Market Portfolio generally intends to invest its assets primarily in New Jersey Municipal Obligations rated within the two highest rating categories of an NRSRO, and the New Jersey Tax-Free Income Portfolio intends to invest its assets primarily in New Jersey Municipal Obligations rated within the four highest rating categories of an NRSRO, there can be no assurance that such ratings will remain in effect until such obligations mature or are redeemed or will not be revised downward or withdrawn. Such revisions or withdrawals may have an adverse affect on the market price of such securities.

     Although there can be no assurance that such conditions will continue, the State's general obligation bonds are currently rated "AA+" by S&P and "AA1" by Moody's.

ADDITIONAL INVESTMENT LIMITATIONS.

     Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding shares (as defined below under "Miscellaneous"). The Index Master Portfolio's fundamental investment limitations are described separately.

MONEY MARKET PORTFOLIOS:

     1) Each of the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets (taken at current value) may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     2) No Portfolio may borrow money or issue senior securities, except that each Portfolio may borrow from banks and (other than a Municipal Money Market Portfolio) enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

     3) Each of the Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Money Market Portfolio, on the other hand, may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of (a) instruments issued (as defined in Investment Limitation number 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of foreign banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry.

     4) Each of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will invest at least 80% of its net assets in AMT Paper and instruments the interest on which is exempt from regular Federal income tax, except during defensive periods or during periods of unusual market conditions.

     5) The Municipal Money Market Portfolio will invest at least 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of Federal alternative minimum tax, except during defensive periods or during periods of unusual market conditions.

NON-MONEY MARKET PORTFOLIOS:

     Each of the Non-Money Market Portfolios (other than the Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios) may not:

     1) Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     Each of the Non-Money Market Portfolios may not:

     2) Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     Each Non-Money Market Portfolio (other than the Managed Income, Intermediate Government Bond, Low Duration Bond, Intermediate Bond, Government Income, International Bond, Core Bond and Balanced Portfolios) may not:

     3) Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

     None of the Managed Income, Intermediate Government Bond, Low Duration Bond, Intermediate Bond, Government Income, Core Bond, International Bond and Balanced Portfolios may:

     4) Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. Each Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

ALL PORTFOLIOS:

     No Portfolio may:

          1. Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts and, in the case of the International Bond Portfolio, currencies.

          5. Purchase securities of companies for the purpose of exercising control.

          6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in futures contracts and related options or a Portfolio's sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities (publicly traded securities in the case of each Money Market Portfolio) of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

          8. Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

          9. Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.


          10. Notwithstanding the investment limitations of the Index Equity Portfolio, the Index Equity Portfolio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limitations as the Portfolio.

     Although the foregoing investment limitations would permit the Money Market Portfolios to invest in options, futures contracts and options on futures contracts, and to sell securities short against the box, those Portfolios do not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a "demand feature" or "put" as permitted under SEC regulations for money market funds). Prior to making any such investments, a Money Market Portfolio would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.

INDEX MASTER PORTFOLIO:

     The investment limitations of the Index Master Portfolio, the Portfolio in which the Index Equity Portfolio invests all of its investable assets, are separate from those of the Index Equity Portfolio. The Index Master Portfolio may not:

     1. Invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

     2. Make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     3. As to 75% of the total assets of the Index Master Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Index Master Portfolio's total assets, at market, would be invested in the securities of such issuer;

     4. Purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Trust's investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     5. Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of the Index Master Portfolio's gross assets valued at the lower of market or cost; provided that it may borrow amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

     6. Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     7. Invest more than 10% of the value of its total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     8.   Engage in the business of underwriting securities issued by others;

     9. Invest for the purpose of exercising control over management of any company;

     10. Invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     11. Invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     12. Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry;

     13. Write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

     14. Purchase warrants; however, it may acquire warrants as a result of corporate actions involving its holdings of other equity securities;

     15.  Purchase securities on margin or sell short; or

     16.  Acquire more than 10% of the voting securities of any issuer.

Although (2) above prohibits cash loans, the Index Master Portfolio is authorized to lend portfolio securities. With respect to (7) above, pursuant to Rule 144A under the 1993 Act, the Index Master Portfolio may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to DFA, the Index Master Portfolio's adviser. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees of the Trust and DFA will continue to monitor the liquidity of Rule 144A securities.

          For purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

          Because the structure of the Index Master Portfolio is based on the relative market capitalizations of eligible holdings, it is possible that the Index Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940, and certain requirements of the Act regulating dealings between affiliates might become applicable.

                    TRUSTEES AND OFFICERS
THE FUND

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:

                                                   PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND   DURING PAST FIVE YEARS
----------------              ------------------  ------------------------

William O. Albertini          Trustee             Executive Vice President
Bell Atlantic Corporation                         and Chief Financial
1717 Arch Street                                  Officer since February
47th Floor West                                   1995, Vice President and
Philadelphia, PA  19103                           Chief Financial Officer
Age:                                              from January 1991 -
                                                  February 1995, Bell
                                                  Atlantic Corporation (a
                                                  diversified telecommuni-
                                                  cations company);
                                                  Chairman, President and
                                                  Chief Executive Officer
                                                  from August 1989 -
                                                  January 1991, Bell
                                                  Atlantic Enterprises
                                                  International, Inc.;
                                                  Director, Group Iusacell,
                                                  S.A. de C.V. since June
                                                  1994; Director, American
                                                  Waterworks, Inc. since
                                                  May 1990; Trustee, The
                                                  Carl E. & Emily I. Weller
                                                  Foundation since October
                                                  1991.

Raymond J. Clark/1/           Trustee,            Treasurer of Princeton
Office of the Treasurer       President and       University since 1987;
Princeton University          Treasurer           Trustee, The Compass
3 New South Building                              Capital Group of Funds
P.O. Box 35                                       from 1987 to 1996;
Princeton, New Jersey 08540                       Trustee, United-Way
Age:                                              Princeton Area Communities
                                                  from 1992-94; Trustee,
                                                  Chemical Bank, New Jersey
                                                  Advisory Board from 1994 until
                                                  1995; Trustee, American Red
                                                  Cross - Mercer County Chapter
                                                  since 1995; and

--------------------------

/1/ This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                   PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND   DURING PAST FIVE YEARS
----------------              ------------------  ------------------------
                                                  Trustee, United Way-Greater
                                                  Mercer County since 1995.

Robert M. Hernandez           Trustee             Director since 1991, Vice
USX Corporation                                   Chairman and Chief
600 Grant Street                                  Financial Officer
6105 USX Tower                                    since 1994, Executive
Pittsburgh, PA  15219                             Vice President -
Age:                                              Chief Financial Officer from
                                                  1991 to 1994, Senior Vice
                                                  President - Finance and
                                                  Treasurer from 1990 to 1991,
                                                  USX Corporation (a diversified
                                                  company principally engaged in
                                                  energy and steel businesses);
                                                  Director, ACE Limited;
                                                  Trustee, Allegheny General
                                                  Hospital and Allegheny
                                                  Accounting & Finance and
                                                  Health, Education and Research
                                                  Foundation; Director,
                                                  Marinette Marine Corporation;
                                                  Director, Pittsburgh Baseball,
                                                  Inc.; and Director and
                                                  Chairman of the Board, RMI
                                                  Titanium Company.

Anthony M. Santomero          Vice Chairman       Deputy Dean from
The Wharton School            of the Board        1990 to 1994, Richard
University of Pennsylvania                        K. Mellon Professor
Room 2344                                         of Finance since April
Steinberg Hall-Dietrich Hall                      1984, Director, Wharton
Philadelphia, PA 19104-6367                       Financial Institutions
Age:                                              Center, since July 1995, and
                                                  Dean's Advisory Council Member
                                                  since July 1984, The Wharton
                                                  School, University of
                                                  Pennsylvania; Associate
                                                  Editor, Journal of Banking and
                                                  Finance since June 1978;
                                                  Associate Editor, Journal of

                                                   PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND   DURING PAST FIVE YEARS
----------------              ------------------  ------------------------
                                                  Economics and Business since
                                                  October 1979; Associate
                                                  Editor, Journal of Money,
                                                  Credit and Banking since
                                                  January 1980; Research
                                                  Associate, New York University
                                                  Center for Japan-U.S. Business
                                                  and Economic Studies since
                                                  July 1989; Editorial Advisory
                                                  Board, Open Economics Review
                                                  since November 1990; Director,
                                                  The Zweig Fund and The Zweig
                                                  Total Return Fund; Director of
                                                  Municipal Fund for California
                                                  Investors, Inc. and Municipal
                                                  Fund for New York Investors,
                                                  Inc.

David R. Wilmerding, Jr.      Chairman of         President, Gates,
One Aldwyn Center             the Board           Wilmerding, Carper &
Villanova, PA  19085                              Rawlings, Inc.
Age:                                              (investment advisers) since
                                                  February 1989; Director,
                                                  Beaver Management Corporation;
                                                  Director, Independence Square
                                                  Income Securities, Inc.; until
                                                  September 1988, President,
                                                  Treasurer and Trustee, The
                                                  Mutual Assurance Company;
                                                  until September 1988,
                                                  Chairman, President Treasurer
                                                  and Director, The Green Tree
                                                  Insurance Company (a wholly-
                                                  owned subsidiary of The Mutual
                                                  Assurance Company); until
                                                  September 1988, Director,
                                                  Keystone State Life Insurance
                                                  Company; Director, Trustee or
                                                  Managing General Partner of a
                                                  number of investment

                                                   PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND   DURING PAST FIVE YEARS
----------------              ------------------  ------------------------
                                                  companies advised by PIMC and
                                                  its affiliates.

Morgan R. Jones               Secretary           Partner in the law
Philadelphia National                             firm of Drinker Biddle &
  Bank Building                                   Reath, Philadelphia,
1345 Chestnut Street                              Pennsylvania.
Philadelphia, PA 19107-3496
Age:

     The Fund pays trustees who are not affiliated with PNC Asset Management Group, Inc. ("PAMG") or Compass Distributors, Inc. ("CDI" or "Distributor") $10,000 annually and $275 per Portfolio for each full meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with PAMG or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of PAMG, PNC Institutional Management Corporation ("PIMC"), Provident Capital Management, Inc. ("PCM"), BlackRock Financial Management, Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), Morgan Grenfell Investment Services Limited ("Morgan Grenfell"), CastleInternational Asset Management Limited ("CastleInternational"), PFPC Inc. ("PFPC"), Compass Capital Group, Inc. ("CCG"), CDI (collectively with PFPC and CCG, the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. Drinker Biddle & Reath, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each Portfolio.

     The table below sets forth the compensation actually received from the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1996:

                                                                           TOTAL
                                             PENSION OR                    COMPENSATION
                                             RETIREMENT                    FROM REGISTRANT
                             AGGREGATE       BENEFITS       ESTIMATED      AND FUND
                             COMPENSATION    ACCRUED AS     ANNUAL         COMPLEX/1/
NAME OF PERSON,              FROM            PART OF FUND   BENEFITS UPON  PAID TO
POSITION                     REGISTRANT      EXPENSES       RETIREMENT     TRUSTEES
--------                     ----------      --------       ----------     --------

Philip E. Coldwell,/*/            $ 1,875       N/A            N/A          (4)/2/ $41,325
 Trustee

Robert R. Fortune,/*/             $ 1,875       N/A            N/A          (6)/2/ $61,325
 Trustee

Rodney D. Johnson,/*/             $ 1,875       N/A            N/A          (6)/2/ $53,325
 Trustee

G. Willing Pepper,/*/             $ 3,125       N/A            N/A          (7)/2/ $92,575
 Former Chairman of
 the Board

Anthony M.                        $38,025       N/A            N/A          (6)/2/ $58,500
 Santomero, Trustee

David R. Wilmerding,              $43,025       N/A            N/A          (7)/2/ $64,750
 Jr., Trustee

William O.                        $31,150       N/A            N/A          (1)/2/ $31,150
 Albertini, Trustee**

Raymond J. Clark,                 $31,150       N/A            N/A          (1)/2/ $31,150
 Trustee**

Robert M. Hernandez,              $31,150       N/A            N/A          (1)/2/ $31,150
 Trustee**

THE TRUST

     The names, ages and addresses of the trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years are set forth below. As used below, "DFA Entities" refers to the following: Dimensional Fund Advisors Inc., Dimensional Fund Advisors Ltd., DFA Australia Pty Limited, DFA Investment


        * Messrs. Coldwell, Fortune, Johnson and Pepper resigned as trustees of the Fund on January 4, 1996

        ** Messrs. Albertini, Clark and Hernandez were elected as trustees by the shareholders of the Fund on January 4, 1996.

        -----------------
        1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

        2. Total number of investment company board trustees served on within the Fund Complex.

Dimensions Group Inc. (Registered Investment Company), Dimensional Emerging Markets Fund Inc. (Registered Investment Company), Dimensional Investment Group Inc. (Registered Investment Company) and DFA Securities Inc.

                                         PRINCIPAL OCCUPATION DURING
TRUSTEES            POSITION WITH TRUST  LAST FIVE YEARS
------------------  -------------------  ---------------

David G. Booth*     Trustee, President   President, Chairman-Chief
Santa Monica,       and Chairman-Chief   Executive Officer and Director of
CA                  Executive Officer    all DFA Entities, except
Age:  50                                 Dimensional Fund Advisors Ltd.,
                                         of which he is Chairman and
                                         Director

George M.           Trustee              Leo Melamed Professor of Finance,
Constantinides                           Graduate School of Business,
Chicago, IL                              University of Chicago.  Director,
Age:  49                                 DFA Investment Dimensions Group
                                         Inc., Dimensional Investment
                                         Group Inc. and Dimensional
                                         Emerging Markets Fund Inc.

John P. Gould       Trustee              Steven G. Rothmeier Distinguished
Chicago, IL                              Service Professor of Economics,
Age:  58                                 Graduate School of Business,
                                         University of Chicago.  Trustee,
                                         First Prairie Funds (registered
                                         investment companies).  Director,
                                         DFA Investment Dimensions Group
                                         Inc., Dimensional Investment
                                         Group Inc., Dimensional Emerging
                                         Markets Fund Inc. and Harbor
                                         Investment Advisors.  Executive
                                         Vice President, Lexacon Inc.
                                         (economics, law, strategy, and
                                         finance consulting).

                                         PRINCIPAL OCCUPATION DURING
TRUSTEES            POSITION WITH TRUST  LAST FIVE YEARS
--------            -------------------  ---------------
Roger G.                                 Professor in Practice of Finance,
Ibbotson            Trustee              Yale School of Management.
New Haven, CT                            Director, DFA Investment
Age:  53                                 Dimensions Group Inc.,
                                         Dimensional Investment Group
                                         Inc., Dimensional Emerging
                                         Markets Fund Inc., Hospital Fund,
                                         Inc. (investment management
                                         services) and BIRR Portfolio
                                         Analysis, Inc. (software
                                         products).  Chairman and
                                         President, Ibbotson Associates,
                                         Inc., Chicago, IL (software,
                                         data, publishing and consulting).

Merton H.           Trustee              Robert R. McCormick Distinguished
Miller                                   Service Professor Emeritus,
Chicago, IL                              Graduate School of Business,
Age:  73                                 University of Chicago.  Director,
                                         DFA Investment Dimensions Group
                                         Inc., Dimensional Investment
                                         Group Inc. and Dimensional
                                         Emerging Markets Fund Inc.
                                         Public Director, Chicago
                                         Mercantile Exchange.

Myron S.            Trustee              Limited Partner, Long-Term
Scholes                                  Capital Management L.P. (money
Greenwich, CT                            manager).  Frank E. Buck
Age:  55                                 Professor of Finance, Graduate
                                         School of Business and Professor
                                         of Law, Law School, Senior
                                         Research Fellow, Hoover
                                         Institution, (all) Stanford
                                         University (on leave).  Director,
                                         DFA Investment Dimensions Group
                                         Inc., Dimensional Investment
                                         Group Inc., Dimensional Emerging
                                         Markets Fund Inc., Benham Capital
                                         Management Group of Investment
                                         Companies and Smith Breedon Group
                                         of Investment Companies.

                                         PRINCIPAL OCCUPATION DURING
TRUSTEES            POSITION WITH TRUST  LAST FIVE YEARS
--------            -------------------  ---------------

Rex A.              Trustee, Chairman    Chairman, Chief Investment
Sinquefield*        and Chief            Officer and Director of all DFA
Santa Monica,       Investment Officer   Entities, except Dimensional Fund
CA                                       Advisors Ltd., of which he is
Age:  52                                 Chairman, Chief Executive Officer
                                         and Director.

*Interested
 Trustees of the
 Trust.
_____________

                                         PRINCIPAL OCCUPATION DURING
OFFICERS            POSITION WITH TRUST  LAST FIVE YEARS
--------            -------------------  ---------------------------

Arthur Barlow        Vice President      Vice President of all DFA
Santa Monica,                            Entities.
CA
Age:  42

Truman Clark       Vice President       Vice President of all DFA
Santa Monica,                           Entities. Consultant until
CA                                      October 1995 and Principal and
Age:  55                                Manager of Product Development,
                                        Wells Fargo Nikko Investment
                                        Advisors from 1990-1994.
Maureen Connors    Vice President
Santa Monica,                           Vice President of all DFA
CA                                      Entities.
Age:  61

Robert Deere       Vice President       Vice President of all DFA
Santa Monica,                           Entities.
CA
Age:  40

Irene R.           Vice President,      Vice President and Secretary of
Diamant            Secretary            all DFA Entities, except
Santa Monica,                           Dimensional Fund Advisors Ltd.,
CA                                      for which she is Vice President.
Age:  46

Eugene Fama,       Vice President       Vice President of all DFA
Jr.                                     Entities.
Santa Monica,
CA
Age:  36

David Plecha       Vice President       Vice President of all DFA
Santa Monica,                           Entities.
CA
Age:  36

                                         PRINCIPAL OCCUPATION DURING
OFFICERS            POSITION WITH TRUST  LAST FIVE YEARS
--------            -------------------  ---------------------------

George Sands        Vice President       Vice President of all DFA
Santa Monica,                            Entities.  Managing Director,
CA                                       Assets Strategy Consulting, Los
Age:  40                                 Angeles, CA from 1991 to 1992 and
                                         previously Vice President of
                                         Wilshire Associates, Santa
                                         Monica, CA.

Michael T.       Vice President,         Vice President, Chief Financial
Scardina         Chief Financial         Officer, Controller and Treasurer
Santa Monica,    Officer, Controller     of all DFA Entities.
CA               and Treasurer
Age:  42

Cem Severoglu    Vice President          Vice President of all DFA
Santa Monica,                            Entities.
CA
Age:  33

Jeanne C.        Executive Vice          Executive Vice President of all
Sinquefield,     President               DFA Entities.
Ph.D.
Santa Monica,
CA
Age:  51

Rex A. Sinquefield, Trustee, Chairman and Chief Investment Officer of the Trust and Jeanne C. Sinquefield, Executive Vice President of the Trust, are husband and wife.

     Set forth below is a table listing, for each trustee of the Trust entitled to receive compensation, the compensation received from the Trust during the fiscal year ended November 30, 1996 and the total compensation received from all four registered investment companies for which Dimensional Fund Advisors Inc. ("DFA") served as investment adviser during that same fiscal year.

                                                                           TOTAL
                                             PENSION OR                    COMPENSATION
                                             RETIREMENT                    FROM REGISTRANT
                             AGGREGATE       BENEFITS       ESTIMATED      AND FUND
                             COMPENSATION    ACCRUED AS     ANNUAL         COMPLEX/1/
NAME OF PERSON,              FROM            PART OF FUND   BENEFITS UPON  PAID TO
POSITION                     REGISTRANT      EXPENSES       RETIREMENT     TRUSTEES
--------                     ----------      --------       ----------     --------

George M.                          $5,000       N/A             N/A           $30,000
 Constantinides,
 Trustee

John P. Gould,                     $5,000       N/A             N/A           $30,000
 Trustee

Roger G. Ibbotson,                 $5,000       N/A             N/A           $30,000
 Trustee

Merton H. Miller,                  $5,000       N/A             N/A           $30,000
 Trustee

Myron S. Scholes,                  $5,000       N/A             N/A           $30,000
 Trustee

                 SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract,
-----------------------
/1/ A Trust Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PAMG, PIMC, BlackRock, PCM, PEAC, Morgan Grenfell, CastleInternational and, with respect to the Index Master Portfolio, Dimensional Fund Advisors Inc. ("DFA") and the fees received by each of them for such services are described in the Prospectuses. As stated in the Prospectuses, PAMG and the Administrators may from time to time voluntarily waive its advisory fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses. In addition, if the total expenses borne by any Portfolio in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, PAMG and the Administrators will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional Information, to the knowledge of the Fund, there were no state expense limitations more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1/2% of average annual net assets in excess of $100 million.

     PAMG renders advisory services to each of the Portfolios, except the Index Equity Portfolio, pursuant to an Investment Advisory Agreement. From the commencement of operations of each Portfolio (other than the Index Equity, New Jersey Municipal Money Market, New Jersey Tax-Free Income, Core Bond, Low Duration Bond and International Bond Portfolios) until January 4, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), PIMC served as adviser.

     From July 1, 1991 to December 31, 1995, Midlantic Bank, N.A. ("Midlantic Bank") served as investment adviser to the predecessor portfolios of the International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios. From January 1, 1996 through January 12, 1996 (February 12, 1996 with respect to the predecessor portfolio of the International Bond Portfolio): (i) PAMG and Morgan Grenfell served as investment adviser and sub-adviser, respectively, to the predecessor portfolio to the International Bond Portfolio; (ii) PIMC served as investment adviser to the predecessor portfolio to the New Jersey Municipal Money Market Portfolio; and (iii) BlackRock served as investment adviser to the predecessor portfolio to the New Jersey Tax-Free Income Portfolio pursuant to interim advisory and sub-advisory agreements approved by the shareholders of the Compass Capital Group of Funds. From December 9, 1992 to January 13, 1996, BlackRock served as investment adviser to the predecessor portfolio of the Core Bond Portfolio. From July 17, 1992 to January 13, 1996, BlackRock served as investment adviser to the predecessor portfolio of the Low Duration Bond Portfolio.

     PCM renders sub-advisory services to the Balanced, Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios pursuant to Sub-Advisory Agreements. CastleInternational renders sub-advisory services to the International Equity and International Emerging Markets Portfolios pursuant to a Sub-Advisory Agreement. PIMC renders sub-advisory services to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios pursuant to Sub-Advisory Agreements. BlackRock renders sub-advisory services to the Balanced, Managed Income, Intermediate Government Bond, Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, New Jersey Tax-Free Income, Core Bond and Government Income Portfolios pursuant to Sub-Advisory Agreements. PEAC renders sub-advisory services to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios pursuant to Sub-Advisory Agreements. Morgan Grenfell renders sub-advisory services to the International Bond Portfolio pursuant to a Sub-Advisory Agreement. DFA renders advisory services to the Index Master Portfolio, the registered investment company in which the Index Equity Portfolio invests all of its assets, pursuant to an Investment Management Agreement. The Investment Advisory Agreement with PAMG, the Investment Management Agreement with DFA and the above-referenced Sub-Advisory Agreements are collectively referred to as the "Advisory Contracts."

     From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank, Ohio, National Association ("PNC Bank Ohio") served as sub-adviser to the Ohio Tax-Free Income Portfolio.

From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub-adviser to the Municipal Money Market Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub-adviser to the Managed Income and Large Cap Growth Equity Portfolios. From April 20, 1992 to September 10, 1993, PCM served as sub-adviser to the Intermediate Government Bond Portfolio. From July 23, 1992 to March 29, 1995, PNC Bank served as sub-adviser to the Index Equity Portfolio. From September 11, 1993 to March 29, 1995, PNC Bank served as sub-adviser to the Managed Income, Intermediate Government Bond and Large Cap Growth Equity Portfolios. From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Ohio Tax-Free Income and Pennsylvania Tax-Free Income Portfolios. From September 13, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Select Equity Portfolio. From September 14, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Small Cap Growth Equity Portfolio. From September 17, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Intermediate Bond Portfolio. From May 14, 1990 (commencement of operations) to July 1, 1995, PNC Bank served as sub-adviser to the Tax-Free Income Portfolio. PCM served as sub-adviser to the International Equity and International Emerging Markets Portfolios from commencement of operations (April 27, 1992 in the case of the International Equity Portfolio; June 17, 1994 in the case of the International Emerging Markets Portfolio) to April 19, 1996.

     PNC Bank served as sub-adviser for the Money Market Portfolio from October 4, 1989 (commencement of operations) to January 4, 1996; for the Municipal Money Market Portfolio from September 10, 1993 to January 4, 1996; for the U.S. Treasury Money Market Portfolio from November 1, 1989 (commencement of operations) to January 4, 1996; for the Ohio Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to January 4, 1996; for the Pennsylvania Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to January 4, 1996; for the North Carolina Municipal Money Market Portfolio from May 4, 1993 (commencement of operations) to January 4, 1996; for the Virginia Municipal Money Market Portfolio from July 25, 1994 (commencement of operations) to January 4, 1996; and for the New Jersey Municipal Money Market Portfolio from January 13, 1996 to June 6, 1996. From April 4, 1990 (commencement of operations) to January 4, 1996, PNC Bank served as sub-adviser to the Balanced Portfolio. From March 1, 1993 to January 4, 1996, PEAC served as sub-adviser to the Select Equity Portfolio. From March 29, 1995 to June 1, 1996, PEAC served as sub-adviser to the Index Equity Portfolio.

     Under the relevant Advisory Contracts, PAMG, PIMC, PCM, PEAC, BlackRock, Morgan Grenfell and CastleInternational are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, PAMG, PIMC, PCM, PEAC, BlackRock, Morgan Grenfell, CastleInternational and DFA are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts (except the Advisory Contract relating to the Index Master Portfolio) is terminable as to a Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to PAMG, PIMC, PCM, PEAC, Morgan Grenfell, BlackRock or CastleInternational, as the case may be. PAMG, PIMC, PCM, PEAC, Morgan Grenfell, BlackRock and CastleInternational may also terminate their advisory relationship with respect to a Portfolio on 60 days' written notice to the Fund. The Advisory Contract relating to the Index Master Portfolio is terminable by vote of the Trust's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Index Master Portfolio at any time without penalty on 60 days' written notice to DFA. DFA may also terminate its advisory relationship with respect to the Index Master Portfolio on 90 days' written notice to the Trust. Each of the Advisory Contracts terminates automatically in the event of its assignment.

     For the period from October 1, 1995 through January 4, 1996, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                       FEES PAID               REIMBURSE-
                                         (AFTER                ----------
PORTFOLIOS                             WAIVERS)     WAIVERS      MENTS
----------                             --------    ----------  ----------
Money Market                            $321,268   $1,818,401          $0

Municipal Money Market                    46,804      304,226           0

U.S. Treasury Money Market               114,639      745,150           0

Ohio Municipal Money Market               11,052       71,841           0

Pennsylvania Municipal Money Market       64,257      417,675           0

North Carolina Municipal Money            11,026       71,666           0
 Market

Virginia Municipal Money Market                0        7,024           0

Managed Income                           520,724      223,168           0

Government Income                              0       17,234           0

Tax-Free Income                            3,933       11,137           0

Intermediate Government Bond             114,345      130,122           0

Ohio Tax-Free Income                         723       10,100           0

Pennsylvania Tax-Free Income              43,145       37,663           0

                                       FEES PAID               REIMBURSE-
                                         (AFTER                ----------
PORTFOLIOS                             WAIVERS)     WAIVERS      MENTS
----------                             --------    ----------  ----------

Intermediate Bond                       $136,544      119,059          $0

Large Cap Value Equity                   829,764      147,027           0

Large Cap Growth Equity                  361,240       95,914           0

Small Cap Growth Equity                  304,284       23,327           0

Select Equity                            369,071       97,791           0

Index Equity                               4,647       88,292           0

Small Cap Value Equity                   320,588       24,942           0

International Equity                     697,319      127,354           0

International Emerging Markets           144,937       11,380           0

Balanced                                 201,642       53,929           0

     For the period from January 5, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), the Fund paid PAMG (PIMC in the case of the Index Equity Portfolio) advisory fees, and PAMG (PIMC in the case of the Index Equity Portfolio) waived advisory fees and reimbursed expenses, as follows:

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Money Market                           $1,443,913   $6,290,596     $     0

Municipal Money Market                    158,379    1,029,459           0

U.S. Treasury Money Market                694,221    3,584,858           0

Ohio Municipal Money Market               209,784       32,275           0

Pennsylvania Municipal Money Market       240,350    1,562,271           0

North Carolina Municipal Money             45,997      298,983           0
 Market

Virginia Municipal Money Market                 0      180,685      14,604

New Jersey Municipal Money Market         176,636       32,663           0

Managed Income                          1,796,762      770,041           0

Government Income                               0       52,817       7,027

Tax-Free Income                           109,211       74,939           0

Intermediate Government Bond              425,069      283,380           0

Ohio Tax-Free Income                        4,764       31,253       3,479

Pennsylvania Tax-Free Income              185,302      123,326           0

Intermediate Bond                         514,322      342,880           0

New Jersey Tax-Free Income                184,448      122,966           0

International Bond                        133,797        4,580           0

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------
Core Bond                                 184,448      122,966     $     0

Low Duration Bond                         338,287      225,525           0

Large Cap Value Equity                  4,159,395      421,173           0

Large Cap Growth Equity                 2,109,685      210,969           0

Small Cap Growth Equity                 1,596,126        7,204           0

Select Equity                           1,457,052      145,705           0

Index Equity                               28,380      174,535           0

Small Cap Value Equity                  1,223,651            0           0

International Equity                    2,836,323      202,595           0

International Emerging Markets            740,140       63,810           0

Balanced                                   91,740      917,400           0

     For the year or periods ended September 30, 1995, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Money Market                            1,051,446   $5,217,130     $     0

Municipal Money Market                    189,929      921,718           0

U.S. Treasury Money Market                489,209    2,327,266           0

Ohio Municipal Money Market               49,133       245,955           0

Pennsylvania Municipal Money              304,651    1,264,187           0
 Market

North Carolina Municipal Money
 Market                                    46,472      369,591       4,999

Managed Income                          1,790,332      767,285           0

Tax-Free Income                                 0       49,671       1,599

Intermediate Government Bond              379,534      569,302           0

Ohio Tax-Free Income                            0       42,044       6,713

Pennsylvania Tax-Free Income              161,038      137,951           0

Intermediate Bond                         342,301      335,908           0

Large Cap Value Equity                  2,832,644      746,727           0

Large Cap Growth Equity                   866,271      324,851           0

Small Cap Growth Equity                   618,374      137,615           0

Select Equity                             691,447      259,293           0

Index Equity                               30,772      382,205           0

Small Cap Value Equity                  1,143,071      114,307           0

International Equity                    2,391,607      597,902           0

Balanced                                  642,763      241,037           0

Virginia Municipal Money Market                 0       85,063      35,957

International Emerging Markets            258,648       52,186           0

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Government Income/1/                            0       37,256      11,980

/1/ For the period from commencement of operations (October 3, 1994) through September 30, 1995.

     For the year or periods ended September 30, 1994, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Money Market                             $  951,230  $3,359,847  $     0

Municipal Money Market                      171,405     599,920        0

U.S. Treasury Money
 Market                                     281,771     986,201        0

Ohio Municipal Money
 Market                                       6,724     217,938   20,660

Pennsylvania Municipal
 Money Market                                42,612     336,382   19,022

North Carolina Municipal
 Money Market                                     0     249,914   26,804

Managed Income                            1,398,343     599,290        0

Tax-Free Income                                   0      47,655   35,898

Intermediate Government                     368,546     552,819        0
Bond

Ohio Tax-Free Income                              0      35,709   35,496

Pennsylvania Tax-Free
 Income                                      49,646     227,003    9,645

Intermediate Bond                           131,294     206,071        0

Large Cap Value Equity                    2,306,672     865,002        0

Large Cap Growth Equity                     467,637     175,364        0

Small Cap Growth Equity                      55,825     160,320        0

Select Equity                               303,169     113,689        0

Index Equity                                 28,392     376,934        0

Small Cap Value Equity                      890,883     197,974        0

International Equity                      1,408,053     477,733        0

Balanced                                    470,579     202,166        0

Virginia Municipal Money
 Market/1/                                        0       8,925    4,816

International Emerging
 Markets/2/                                   7,672      16,051        0

/1/ For the period from commencement of operations (July 25, 1994) through September 30, 1994.

/2/ For the period from commencement of operations (June 17, 1994) through September 30, 1994.

     For the period from October 1, 1995 through January 4, 1996, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                        FEES PAID
                                         (AFTER
PORTFOLIOS                              WAIVERS)     WAIVERS
----------                              ---------   ----------

Money Market                             $      0    $235,363

Municipal Money Market                          0      38,613

U.S. Treasury Money Market                      0      94,577

Ohio Municipal Money Market                     0       9,118

Pennsylvania Municipal Money                    0      53,013
 Market

North Carolina Municipal Money                  0       9,096
 Market

Virginia Municipal Money Market                 0         773

Managed Income                            497,581      82,654

Government Income                               0      12,063

Tax-Free Income                             3,693       9,207

Intermediate Government                    73,585      97,542
Bond

Ohio Tax-Free Income                        3,258       4,318

Pennsylvania Tax-Free Income               24,323      32,242

Intermediate Bond                          76,937     101,986

Large Cap Value Equity                    213,057           0

Large Cap Growth Equity                   333,722           0

Small Cap Growth Equity                   239,156           0

Select Equity                             340,809           0

Index Equity                               12,385      73,920

Small Cap Value Equity                    252,237           0

International Equity                      659,738           0

International Emerging Markets            137,559           0

Balanced                                  186,567           0

     For the period from January 5, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), PAMG (PIMC in the case of the Index Equity Portfolio) paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                        FEES PAID
                                         (AFTER
PORTFOLIOS                              WAIVERS)      WAIVERS
----------                              ---------    ----------

Money Market                            $1,443,913   $ 5,342,421

Municipal Money Market                     158,382       897,064

U.S. Treasury Money Market                 694,221     3,095,647

Ohio Municipal Money Market                 32,275       182,796

Pennsylvania Municipal Money
 Market                                    240,350     1,361,445


North Carolina Municipal Money              45,997       260,559.86
 Market

Virginia Municipal Money Market                  0       160,601

New Jersey Municipal Money                  32,663       149,411
 Market

Managed Income                           1,488,836       248,415

Government Income                                -        36,973

Tax-Free Income                             95,609        50,559

Intermediate Government
Bond                                       412,698         2,499

Ohio Tax-Free Income                         1,428        23,786

Pennsylvania Tax-Free Income               170,395        84,589

Intermediate Bond                          402,873       188,333

New Jersey Tax-Free Income                 153,707        61,483

International Bond                         106,486           -0-

Core Bond                                  353,907       141,564

Low Duration Bond                          281,905       112,763

Large Cap Value Equity                   3,314,383             -

Large Cap Growth Equity                  1,686,503             -

Small Cap Growth Equity                  1,164,980             -

Select Equity                            1,164,368             -

Index Equity                                20,642       123,200

Small Cap Value Equity                     888,986             -

International Equity                     2,431,134             -

International Emerging Markets             707,475             -

Balanced                                   733,223

     For the year or periods ended September 30, 1995, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:


                                        FEES PAID
                                         (AFTER
PORTFOLIOS                              WAIVERS)      WAIVERS
----------                              ---------    ----------

Money Market                            $       0     $721,072

Municipal Money Market                          0      123,516

                                        FEES PAID
                                         (AFTER
PORTFOLIOS                              WAIVERS)      WAIVERS
----------                              ---------    ----------

U.S. Treasury Money Market                      0       312,942

Ohio Municipal Money Market                     0        32,788

Pennsylvania Municipal Money
 Market                                         0       174,315

North Carolina Municipal Money
 Market                                         0        46,229

Managed Income                          1,253,232       537,100

Tax-Free Income                                 0        34,770

Intermediate Government                   265,674       398,511
Bond

Ohio Tax-Free Income                            0        29,431

Pennsylvania Tax-Free Income              112,727        96,566

Intermediate Bond                         239,611       235,136

Large Cap Value Equity                  2,060,105       543,074

Large Cap Growth Equity                   630,015       236,255

Small Cap Growth Equity                   449,727       100,084

Select Equity                             502,871       188,576

Index Equity                               30,772       286,654

Small Cap Value Equity                    831,324        83,132

International Equity                    1,913,286       478,322

Balanced                                  467,464       175,299

Virginia Municipal Money Market                 0         9,451

International Emerging Markets            227,610        45,924

Government Income/1/                            0        26,079

/1/  Commenced operations October 3, 1994.

For the year or periods ended September 30, 1994, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                        FEES PAID
                                         (AFTER
PORTFOLIOS                              WAIVERS)      WAIVERS
----------                              ---------    ----------

Money Market                           $        0   $479,008

Municipal Money Market                          0     85,703

U.S. Treasury Money Market                      0    140,886

Ohio Municipal Money Market                     0     24,962

Pennsylvania Municipal Money Market             0     42,110

North Carolina Municipal Money Market           0     27,768

Managed Income                          1,198,580    199,763

Tax-Free Income                                 0     33,359

Intermediate Government Bond              276,410    368,546

                                        FEES PAID
                                         (AFTER
PORTFOLIOS                              WAIVERS)      WAIVERS
----------                              ---------    ----------

Ohio Tax-Free Income                            0     24,996

Pennsylvania Tax-Free Income               33,198    160,456

Intermediate Bond                          97,470    138,685

Large Cap Value Equity                  2,018,338    288,334

Large Cap Growth Equity                   409,182     58,455

Small Cap Growth Equity                    55,825    101,371

Select Equity                             265,273     37,896

Index Equity                               28,392    275,602

Small Cap Value Equity                    791,896          0

International Equity                    1,257,191    251,438

Balanced                                  409,420     79,849

Virginia Municipal Money Market/1/              0        992

International Emerging Markets/2/           6,723     14,153

/1/  Commenced operations July 25, 1994.

/2/  Commenced operations June 17, 1994.

     For the services it provides as investment adviser to the Index Master Portfolio, DFA is paid a monthly fee calculated as a percentage of average net assets of the Index Master Portfolio. For the fiscal years ending November 30, 1994, 1995 and 1996, the Index Master Portfolio paid advisory fees to DFA totalling $10,833, $18,816 and $62,405, respectively. The Index Equity Portfolio did not invest in the Index Master Portfolio until June 2, 1996.

     The predecessor portfolio to the New Jersey Tax-Free Income Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by BlackRock from January 1, 1996 through January 12, 1996. For the period from January 1, 1996 through January 12, 1996, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $20,165 in advisory fees to BlackRock.
For the period from March 1, 1995 through December 31, 1995 and for the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $496,305, $607,485 and $159,582, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract. In addition, during the period from March 1, 1995 through December 31, 1995 and during the fiscal years ended February 28, 1995 and 1994, Midlantic Bank waived $0, $2,451 and $318,099, respectively, in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Tax-Free Income Portfolio paid PAMG $12,779 in investment advisory fees, and PAMG waived $8,520 in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, PAMG paid BlackRock $8,945 in sub-advisory fees with respect to the New Jersey Tax-Free Income Portfolio and BlackRock waived $5,964 in sub-advisory fees.

     The predecessor portfolio to the International Bond Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by PAMG from January 1, 1996 through February 12, 1996. For the period from February 1, 1996 through February 12, 1996, the predecessor portfolio to the International Bond Portfolio paid $_______ in advisory fees to PAMG, and PAMG waived advisory fees and reimbursed expenses totalling $______ and $______, respectively. For the period from February 1, 1996 through February 12, 1996, PAMG paid Morgan Grenfell $______ in sub-advisory fees with respect to the predecessor portfolio to the International Bond Portfolio, and Morgan Grenfell waived sub-advisory fees totalling $_______. For the period from January 1, 1996 through January 31, 1996, the predecessor portfolio to the International Bond Portfolio paid $24,832 in advisory fees to PAMG. For the period from January 1, 1996 through January 31, 1996, PAMG paid Morgan Grenfell $20,176 in sub-advisory fees with respect to the predecessor portfolio to the International Bond Portfolio. For the period from March 1, 1995 through December 31, 1995 and for the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the International Bond Portfolio paid $305,176, $361,620 and $346,865, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract.

     The predecessor portfolio to the New Jersey Municipal Money Market Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by PIMC from January 1, 1996 through January 12, 1996. For the period from January 1, 1996 through January 12, 1996, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $8,000 in advisory fees to PIMC. For the period from March 1, 1995 through December 31, 1995 and for the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $155,696, $158,240 and $158,536, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract. During the period from January 13, 1996 through January 31, 1996, the New Jersey Municipal Money Market Portfolio paid PIMC $2,128 in investment advisory fees, and PIMC waived $13,826 in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, PNC Bank waived all of the sub-advisory fees (in the amount of $1,125) with respect to the New Jersey Municipal Money Market Portfolio.

     The predecessor portfolio to the Core Bond Portfolio was advised by BlackRock. For the period from July 1, 1995 through January 12, 1996, the predecessor portfolio to the Core Bond Portfolio paid BlackRock $53,125 in investment advisory fees and BlackRock waived $21,255 in investment advisory fees. For the fiscal years ended June 30, 1995 and 1994, BlackRock waived its investment advisory fee with respect to the predecessor portfolio to the Core Bond Portfolio in the amounts of $56,894 and $34,010, respectively, and reimbursed expenses amounting to $137,364 and $137,179, respectively. During the period from January 13, 1996 through March 31, 1996, the Core Bond Portfolio paid PAMG $182,709 in investment advisory fees, and PAMG waived $121,806 in investment advisory fees. During the period from January 13, 1996 through March 31, 1996, PAMG paid BlackRock $127,896 in sub-advisory fees with respect to the Core Bond Portfolio, and BlackRock waived $85,264 in sub-advisory fees.

     The predecessor portfolio to the Low Duration Bond Portfolio was advised by BlackRock. For the period from July 1, 1995 through January 12, 1996, the predecessor portfolio to the Low Duration Bond Portfolio paid BlackRock $56,481 in investment advisory fees and BlackRock waived $11,186 in investment advisory fees. For the fiscal years ended June 30, 1995 and 1994, BlackRock waived its investment advisory fee with respect to the predecessor portfolio to the Low Duration Bond Portfolio in the amounts of $102,707 and $110,232, respectively, and reimbursed expenses amounting to $61,195 and $55,582, respectively. During the period from January 13, 1996 through March 31, 1996, the Low Duration Bond Portfolio paid PAMG $149,488 in investment advisory fees, and PAMG waived $99,659 in investment advisory fees. During the period from January 13, 1996 through March 31, 1996, PAMG paid BlackRock $104,642 in sub-advisory fees with respect to the Low Duration Bond Portfolio, and BlackRock waived $69,761 in sub-advisory fees.

     ADMINISTRATION AGREEMENTS. CCG, PFPC and CDI serve as the Fund's co-administrators pursuant to administration agreements (collectively, the "Administration Agreement"). PFPC and CDI have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund.

     CCG serves as an Administrator to the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, CCG is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the

Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.

     The Administration Agreement provides that CCG, PFPC and CDI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

     PFPC serves as the administrative services agent for the Index Master Portfolio pursuant to an Administration and Accounting Services Agreement. The services provided by PFPC are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and acting as liaison with the Trust's custodians and dividend and disbursing agents. For its services, PFPC is entitled to compensation from the Index Master Portfolio at the annual rate of .015% of the Index Master Portfolio's average daily net assets. In addition, PFPC charges each investor in the Index Master Portfolio a monthly fee of $2,600.

     From February 1, 1993 until January 13, 1996, PFPC and Provident Distributors, Inc. ("PDI") served as co-administrators to the Fund. CCG became an Administrator to the Fund on December ____, 1995. For the period from October 1, 1995 through January 13, 1996, the Fund paid CCG, PFPC and PDI combined administration fees (after waivers), and CCG, PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------
Money Market                             645,001      51,681       _____

Municipal Money Market                   117,010       8,088       _____

U.S. Treasury Money Market               242,075      52,266       _____

Ohio Municipal Money Market               17,189      12,366       _____

Pennsylvania Municipal                   143,962      28,455         0
 Money Market

North Carolina Municipal                  11,644      17,455         0
 Money Market

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Virginia Municipal Money                    _____      12,768            0
 Market

Managed Income                            226,271      82,078            0

Government Income                             353       6,893            0

Tax-Free Income                             1,455       4,890            0

Intermediate Government                    70,091      37,396            0
 Bond

Ohio Tax-Free Income                          604       3,942            0

Pennsylvania Tax-Free                      23,054      10,922            0
 Income

Intermediate Bond                          70,091      37,396            0

Large Cap Value Equity                    287,181      75,970            0

Large Cap Growth Equity                   142,578      32,289            0

Small Cap Growth Equity                   105,681      19,886            0

Select Equity                             150,292      28,337            0

Index Equity                               32,455      65,337            0

Small Cap Value Equity                    127,936       4,181            0

International Equity                      200,396      30,791            0

International Emerging                     26,329       _____            0
 Markets

Balanced                                   73,163      24,504            0

     For the period form January 14, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses as follows:

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Money Market                            2,319,935     460,119           0

Municipal Money Market                    303,192     171,943           0

U.S. Treasury Money Market              1,325,963     264,620           0

Ohio Municipal Money Market                57,595      37,497           0

Pennsylvania Municipal                    576,488     139,781           0
 Money Market

North Carolina Municipal                   57,612      78,873           0
 Money Market

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Virginia Municipal Money                        0      60,792       4,868
 Market

New Jersey Municipal Money                 47,930      52,585           0
  Market

 Managed Income                           740,845     412,076           0

Government Income                           1,394      22,902           0

Tax-Free Income                            47,371      37,838           0

Intermediate Government                   207,399     118,488           0
 Bond

Ohio Tax-Free Income                       10,045       6,523           0

Pennsylvania Tax-Free                      85,441      56,528           0
 Income

Intermediate Bond                         221,810     172,503           0

New Jersey Tax-Free Income                 68,934      69,374           0

International Bond                         27,454      28,993           0

Core Bond                                 196,853     128,743           0

Low Duration Bond                         175,769      83,391           0

Large Cap Value Equity                  1,589,313     235,958           0

Large Cap Growth Equity                   729,234     236,170           0

Small Cap Growth Equity                   652,784      17,700           0

Select Equity                             471,931     198,312           0

Index Equity                               55,265     345,636           0

Small Cap Value Equity                    512,358       3,984           0

International Equity                      727,738     201,501           0

International Emerging                    147,927       _____           0
 Markets

Balanced                                  339,671      80,233           0

     For the year or periods ended September 30, 1995, the Fund paid PFPC and PDI combined administration fees (after waivers), and PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                FEES PAID
                                 (AFTER
PORTFOLIOS                      WAIVERS)    WAIVERS   REIMBURSEMENTS
----------                     ----------   --------  --------------

Money Market                   $1,686,008   $200,348     $     0

Municipal Money Market            208,246    162,303           0

U.S. Treasury Money Market        631,041    281,107           0

Ohio Municipal Money Market        43,263     55,100           0

Pennsylvania Municipal
 Money Market                     322,632    200,313           0

                              FEES PAID               REIMBURSE-
                               (AFTER                 ----------
PORTFOLIOS                    WAIVERS)     WAIVERS      MENTS
----------                    ---------   ----------  ----------

North Carolina Municipal
 Money Market                    24,058      114,630      1,666

Managed Income                  751,452      267,310

Tax-Free Income                       0       19,868      2,132

Intermediate Government         244,417      135,117
 Bond

Ohio Tax-Free Income                  0       16,817      8,950

Pennsylvania Tax-Free
 Income                          68,050       51,546          0

Intermediate Bond               139,960      131,323          0

Large Cap Value Equity        1,083,967      187,474          0

Large Cap Growth Equity         360,966       72,170          0

Small Cap Growth Equity         238,595       36,310          0

Select Equity                   288,666       57,058          0

Index Equity                     96,814      316,163          0

Small Cap Value Equity          359,637       97,592          0

International Equity            689,601      107,601          0

Balanced                        216,630      104,752          0

Virginia Municipal Money
 Market                               0       28,354     11,986

International Emerging
 Markets                         41,383        8,350          0

Government Income/1/                  0       14,903     15,973

/1/  Commenced operations October 3, 1994.

     For the year or periods ended September 30, 1994, the Fund paid PFPC and PDI combined administration fees (after waivers), and PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------
Money Market                            $  803,349   $541,066    $     0

Municipal Money Market                      42,931    214,178          0

U.S. Treasury Money Market                 132,901    289,756          0

Ohio Municipal Money
 Market                                      2,241     72,646      6,887


Pennsylvania Municipal
 Money Market                               11,758    114,573      6,340


North Carolina Municipal
 Money Market                                    0     83,304      8,934


Managed Income                             521,204    277,849          0

Tax-Free Income                                  0     19,062     14,359

                                        FEES PAID               REIMBURSE-
                                         (AFTER                 ----------
PORTFOLIOS                              WAIVERS)     WAIVERS      MENTS
----------                              ---------   ----------  ----------

Intermediate Government                    186,742    181,804          0
 Bond

Ohio Tax-Free Income                             0     14,284     14,199

Pennsylvania Tax-Free
 Income                                     19,858     90,020      3,858

Intermediate Bond                           52,518     82,428          0

Large Cap Value Equity                   1,075,209     61,908          0

Large Cap Growth Equity                    128,262    105,557          0

Small Cap Growth Equity                     20,166     58,432          0

Select Equity                               52,164     99,421          0

Index Equity                                27,115    378,211          0

Small Cap Value Equity                     354,486     41,462          0

International Equity                       502,876          0          0

Balanced                                   125,112    119,522          0

Virginia Municipal Money
 Market/1/                                       0      2,975      1,605

International Emerging
 Markets/2/                                  1,259      2,537          0

/1/  Commenced operations July 25, 1994.

/2/  Commenced operations June 17, 1994.

     The predecessor portfolios to the New Jersey Municipal Money Market, International Bond and New Jersey Tax-Free Income Portfolios received administrative services from SEI Financial Management Corporation ("SEI"). During the period from March 1, 1995 through January 12, 1996 and during the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $73,663, $44,863 and $43,497,respectively in administration fees to SEI pursuant to the prior administration agreement, and SEI waived $0, $26,345 and $27,844, respectively, in administration fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Municipal Money Market Portfolio paid the Administrators $3,050 in administration fees, and the Administrators waived $3,691 in administration fees. During the period from March 1, 1995 through January 12, 1996 and during the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $154,232, $105,029 and $79,454, respectively, in administrative fees to SEI pursuant to the prior administration agreement, and SEI waived $4, $77,951 and $63,850, respectively, in administrative fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Tax-Free Income Portfolio paid the Administrators $4,443 in administration fees, and the Administrators waived $5,347 in administration fees. During the period from March 1, 1995 through January 12, 1996 and during the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the International Bond Portfolio paid $77,924, $81,364 and $78,033, respectively, in administrative fees to SEI pursuant to the prior administration agreement. During the period from January 13, 1996 through January 31, 1996, the predecessor portfolio to the International Bond Portfolio paid the Administrators $2,141 in administrative fees. During the period from February 1, 1996 through February 12, 1996, the predecessor portfolio to the International Bond Portfolio paid the Administrators $_______ in administrative fees, and the Administrators waived fees and reimbursed expenses totalling $_______ and $______, respectively.

     The predecessor portfolios to the Low Duration Bond and Core Bond Portfolios received administrative services from State Street Bank and Trust Company ("State Street"). During the period from July 1, 1995 through January 12, 1996 and during the fiscal years ended June 30, 1995 and 1994, the predecessor portfolio to the Core Bond Portfolio paid $29,752, 73,257 and $40,261, respectively, in administrative fees to State Street pursuant to the prior administration agreement, and State Street waived $0, $0 and $32,500, respectively, in administrative fees. During the period from January 13, 1996 through March 31, 1996, the Core Bond Portfolio paid the Administrators $79,269 in administration fees, and the Administrators waived $60,808 in administration fees. During the period from July 1, 1995 through January 12, 1996 and during the fiscal years ended June 30, 1995 and 1994, the predecessor portfolio to the Low Duration Bond Portfolio paid $31,578, $69,234 and $79,160, respectively, in administrative fees to State Street pursuant to the prior administration agreement. During the period from January 13, 1996 through March 31, 1996, the Low Duration Bond Portfolio paid the Administrators $74,552 in administration fees, and the Administrators waived $40,055 in administration fees.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. The Chase Manhattan Bank, N.A., State Street Bank and Trust Company, Barclays Bank PLC and Citibank, N.A. serve as the international sub-custodians for various Portfolios of the Fund.

     For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each investment portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges. PNC Bank has undertaken to waive its custody fees with respect to the Index Equity Portfolio, which invests substantially all of its assets in the Index Master Portfolio.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems Service, Investor, and Institutional classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .03% of the average net asset value of outstanding Institutional and Service Shares in each Portfolio, plus per account fees and disbursements. For its services under the Transfer Agency Agreement with respect to Investor Shares, PFPC receives per account fees, with minimum annual fees of $24,000 for each Portfolio, plus disbursements.

     PNC Bank serves as the Trust's custodian and PFPC serves as the Trust's transfer and dividend disbursing agent. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's custody and transfer and dividend disbursing fees and expenses.

     DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of each Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or CCG or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, as described further below, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay CCG fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. CCG, in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

     The Plan is terminable as to any class of Shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

         With respect to Investor A Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of .10% of the average daily net asset value of each Portfolio's outstanding Investor A Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Investor A Shares.

     With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor B Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, and the contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

     With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor C Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor C Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C Shares are redeemed within 18 months of purchase.

     In addition, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service or Institutional Shares.

     Service Organizations may charge their clients additional fees for account-related services.

     The Fund intends to enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B and Investor C Shares. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee of up to .25% (on an annualized basis) of the average daily net asset value of the Investor A, Investor B and Investor

C Shares owned beneficially by their Customers and .15% (on an annualized basis) of the average daily net asset value of the Service Shares beneficially owned by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. In consideration for payment of a shareholder processing fee of up to a separate .15% (on an annualized basis) of the average daily net asset value of Service, Investor A, Investor B and Investor C Shares owned beneficially by their Customers, Service Organizations may provide one or more of these additional services to such Customers: (i) providing necessary personnel and facilities to establish and maintain Customer accounts and records; (ii) assistance in aggregating and processing purchase, exchange and redemption transactions; (iii) placement of net purchase and redemption orders with the Distributor; (iv) arranging for wiring of funds; (v) transmitting and receiving funds in connection with Customer orders to purchase or redeem shares; (vi) processing dividend payments; (vii) verifying and guaranteeing Customer signatures in connection with redemption orders and transfers and changes in Customer-designated accounts, as necessary; (viii) providing periodic statements showing Customers' account balances and, to the extent practicable, integrating such information with other Customer transactions otherwise effected through or with a Service Organization; (ix) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions; (x) transmitting on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to Customers; (xi) receiving, tabulating and transmitting to the Fund proxies executed by Customers with respect to shareholder meetings; (xii) providing subaccounting with respect to shares beneficially owned by Customers or the information to the Fund necessary for subaccounting; (xiii) providing sub-transfer agency services; and (xiv) providing such other similar services as the Fund or a Customer may request.

     For the twelve months ended September 30, 1996, the Portfolios' share classes bore the following distribution, shareholder service and shareholder processing fees under the Portfolios' current and prior plans:

                                     DISTRIBUTION    SHAREHOLDER  SHAREHOLDER
PORTFOLIOS - INVESTOR A SHARES           FEE         SERVICE FEE  PROCESSING FEE
---------------------------------    ------------    -----------  --------------

MONEY MARKET

Municipal Money Market

U.S. Treasury Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money
 Market

New Jersey Municipal Money
 Market

North Carolina Municipal Money
 Market

Virginia Municipal Money Market

Low Duration Bond

Core Bond

Managed Income

Intermediate Government Bond

Tax-Free Income

Government Income

International Bond

Ohio Tax-Free Income

Pennsylvania Tax-Free Income

New Jersey Tax-Free Income

Intermediate Bond

Large Cap Value Equity

Large Cap Growth Equity

Small Cap Growth Equity

Select Equity

Index Equity

Small Cap Value Equity

International Equity

Balanced

International Emerging Markets

Government Income

                                   DISTRIBUTION      SHAREHOLDER  SHAREHOLDER
PORTFOLIOS - INVESTOR B SHARES          FEES         SERVICE FEE  PROCESSING FEE
---------------------------------  ------------      -----------  --------------
MONEY MARKET

Municipal Money Market

U.S. Treasury Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money
 Market

New Jersey Municipal Money
 Market

North Carolina Municipal Money
 Market

Virginia Municipal Money Market

Low Duration Bond Core Bond

Managed Income

Intermediate Government Bond

Tax-Free Income

Government Intermediate
 International Bond

Ohio Tax-Free Income

Pennsylvania Tax-Free Income

New Jersey Tax-Exempt Income

Intermediate Bond

Large Cap Value Equity

Large Cap Growth Equity

Small Cap Growth Equity

Select Equity

Index Equity

Small Cap Value Equity

International Equity

Balanced

International Emerging Markets

Government Income

                                   DISTRIBUTION      SHAREHOLDER  SHAREHOLDER
PORTFOLIOS - INVESTOR C SHARES          FEES         SERVICE FEE  PROCESSING FEE
---------------------------------  ------------      -----------  --------------
MONEY MARKET

Municipal Money Market

U.S. Treasury Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money
 Market

New Jersey Municipal Money
 Market

North Carolina Municipal Money
 Market

Virginia Municipal Money Market

Low Duration Bond Core Bond

Managed Income

Intermediate Government Bond

Tax-Free Income

Government Intermediate
 International Bond

Ohio Tax-Free Income

Pennsylvania Tax-Free Income

New Jersey Tax-Exempt Income

Intermediate Bond

Large Cap Value Equity

Large Cap Growth Equity

Small Cap Growth Equity

Select Equity

Index Equity

Small Cap Value Equity

International Equity

Balanced

International Emerging Markets

Government Income


                                   DISTRIBUTION      SHAREHOLDER  SHAREHOLDER
PORTFOLIOS - SERVICE SHARES             FEES         SERVICE FEE  PROCESSING FEE
---------------------------------  ------------      -----------  --------------

MONEY MARKET                          N/A            2,406,983    2,406,983

Municipal Money Market                N/A              441,075      441,075

U.S. Treasury Money Market            N/A            1,492,249    1,492,249

Ohio Municipal Money Market           N/A               68,049       68,049

Pennsylvania Municipal Money
 Market                               N/A              336,636      336,636

New Jersey Municipal Money
 Market                               N/A               61,759       61,759

North Carolina Municipal Money
 Market                               N/A              134,373      134,373

Virginia Municipal Money Market       N/A               13,965       13,965

Low Duration Bond Core Bond           N/A              101,535      101,535

Managed Income                        N/A              214,670      214,670

Intermediate Government Bond          N/A               72,391       72,391

Tax-Free Income                       N/A               39,630       39,630

Government Intermediate
 International Bond                   N/A              129,105      129,105

Ohio Tax-Free Income                  N/A                8,609        8,609

Pennsylvania Tax-Free Income          N/A              336,636      336,636

New Jersey Tax-Exempt Income          N/A               61,759       61,759

Intermediate Bond                     N/A               62,820       62,820

Large Cap Value Equity                N/A              623,745      623,745

Large Cap Growth Equity               N/A              286,745      286,745

Small Cap Growth Equity               N/A              178,738      178,738

Select Equity                         N/A              153,708      153,708

Index Equity                          N/A              129,601      129,601

Small Cap Value Equity                N/A              107,973      107,973

International Equity                  N/A              226,201      226,201

Balanced                              N/A              187,127      187,127

International Emerging Markets        N/A               37,170       37,170

Government Income                     N/A                    -            -



                                   DISTRIBUTION      SHAREHOLDER  SHAREHOLDER
PORTFOLIOS - SERVICE SHARES             FEES         SERVICE FEE  PROCESSING FEE
---------------------------------  ------------      -----------  --------------

MONEY MARKET

Municipal Money Market

U.S. Treasury Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money
 Market

New Jersey Municipal Money
 Market

North Carolina Municipal Money
 Market

Virginia Municipal Money Market

Low Duration Bond Core Bond

Managed Income

Intermediate Government Bond

Tax-Free Income

Government Intermediate
 International Bond

Ohio Tax-Free Income

Pennsylvania Tax-Free Income

New Jersey Tax-Exempt Income

Intermediate Bond

Large Cap Value Equity

Large Cap Growth Equity

Small Cap Growth Equity

Select Equity

Index Equity

Small Cap Value Equity

International Equity

Balanced

International Emerging Markets

Government Income

          The Distributor, CCG and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectuses for Investor Shares. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolios and payments for providing extra employee training and information relating to Portfolios; "listing" fees for the placement of the Portfolios on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, CCG and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, CCG and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, CCG and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, CCG and their affiliates may also pay for the travel expenses, meals, lodging and entertainment, of broker/dealers financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

                                    EXPENSES

     Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to PAMG and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with PAMG, the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder processing fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

     PAMG and the sub-advisers expect to waive voluntarily a portion of their respective advisory and sub-advisory fees during the Portfolios' current fiscal year. In addition, if the total expenses borne by any Portfolio in a fiscal year exceed the expense limitations imposed by applicable state securities regulations, PAMG, the respective sub-adviser and the Administrators will bear the amount of the excess to the extent required by such regulations in proportion to the advisory and administration fees otherwise payable to them for such year.


                             PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-advisers seek to obtain the best price and execution for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund, or the Trust with respect to the Index Master Portfolio, (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act. With respect to the Index Master Portfolio, commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

     No Portfolio has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The adviser and sub-advisers may, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term. With respect to the Index Master Portfolio, it will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. DFA monitors the performance of brokers which effect transactions for the Index Master Portfolio to determine the effect that the Index Master Portfolio's trading has on the market prices of the securities in which they invest. DFA also checks the rate of commission being paid by the Index Master Portfolio to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide DFA with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement permits DFA knowingly to pay commissions on such transactions which are greater than another broker might charge if DFA, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or DFA's overall responsibilities to the Trust.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

     For the year or period ended September 30, 1996, the following Portfolios paid brokerage commissions as follows:

PORTFOLIOS                                BROKERAGE COMMISSIONS
----------                        ------------------------------------
Large Cap Value Equity                        $1,455,318

Large Cap Growth Equity                          696,494

Small Cap Growth Equity                          165,153

Select Equity                                    443,114

Index Equity                                      44,380

Small Cap Value Equity                           380,356

International Equity                           1,912,522

Balanced                                          95,277

International Emerging Markets                   588,860

  For the year or period ended September 30, 1995, the following Portfolios paid brokerage commissions as follows:

PORTFOLIOS                                BROKERAGE COMMISSIONS
----------                        ------------------------------------

Large Cap Value Equity                        $  364,680

Large Cap Growth Equity                          356,156

Small Cap Growth Equity                           88,691

Select Equity                                    341,935

Index Equity                                      73,946

Small Cap Value Equity                           251,396

International Equity                           2,667,245

Balanced                                         144,451

International Emerging Markets                   356,727

  For the year or period ended September 30, 1994, the following Portfolios paid brokerage commissions as follows:

PORTFOLIOS                                BROKERAGE COMMISSIONS
----------                        ------------------------------------

Large Cap Value Equity                        $  431,232

Large Cap Growth Equity                          530,428

Small Cap Growth Equity                           62,339

Select Equity                                    156,700

Index Equity                                      47,190

Small Cap Value Equity                           185,560

International Equity                           1,031,631

Balanced                                         164,460

International Emerging Markets                    32,367


     For the Index Master Portfolio's fiscal years ended November 30, 1994, 1995, and 1996, the Index Master Portfolio paid brokerage commissions totalling $10,610, $15,289 and $72,562, respectively.

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. As a result, the portfolio turnover rates of a Money Market Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Portfolio, the turnover rates should not adversely affect the Portfolio's net asset values or net income.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for each Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which PAMG, PIMC, BlackRock, PNC Bank, PCM, PEAC, Morgan Grenfell, CastleInterna-tional, the Administrators, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to PAMG, PIMC, BlackRock, PNC Bank, PCM, PEAC, Morgan Grenfell, CastleInternational, the Administrators, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year. The Index Master Portfolio ordinarily will not sell portfolio securities except to reflect additions or deletions of stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Index Master Portfolio's shares.

          The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1996, the following Portfolios held the following securities:

PORTFOLIO                             SECURITY             VALUE
----------------------------  ------------------------  ------------

Money Market
----------------------------
Goldman Sachs, LP             Variable Rate Obligation  $ 47,000,000
Lehman Brothers               Variable Rate Obligation    50,000,000
Merrill Lynch & Co.           Medium Term Note            49,997,964
Merrill Lynch & Co.           Commercial Paper            49,663,333
Morgan Stanley & Co.          Commercial Paper           114,310,431

U.S. Treasury Money Market
----------------------------
Goldman Sachs, LP             Repurchase Agreement        24,000,000
Morgan Stanley & Co.          Repurchase Agreement       280,300,000
Nikko Securities Co.          Repurchase Agreement        55,000,000

Managed Income
----------------------------
Salomon Brothers, Inc.        Corporate Bond
Merrill Lynch & Co.           Corporate Bond
Morgan Stanley & Co.          Corporate Bond               5,106,250
Paine Webber, Inc.            Corporate Bond               4,919,063

Balanced
----------------------------

Salomon Brothers, Inc.        Corporate Bond                 315,480
Merrill Lynch & Co.           Corporate Bond               1,448,661

Index Equity
----------------------------

Morgan Stanley & Co.          Common Stock                   582,075
Merrill Lynch & Co.           Common Stock                   859,688

Low Duration Bond
----------------------------
Lehman Brothers               Corporate Bonds              3,685,520
Merrill Lynch & Co.           Corporate Bonds                 71,118
Morgan Stanley & Co.          Corporate Bonds                413,409

Core Bond
----------------------------
Goldman Sachs, LP             Corporate Bonds              2,827,706
Merrill Lynch                 Corporate Bonds                374,118

Intermediate Bond
----------------------------
Goldman Sachs, LP             Corporate Bonds              1,884,978
Merrill Lynch & Co.           Corporate Bonds              1,196,431

                      PURCHASE AND REDEMPTION INFORMATION

        COMPUTATION OF PUBLIC OFFERING PRICES FOR INVESTOR A SHARES OF THE NON-MONEY MARKET PORTFOLIOS. An illustration of the computation of the public offering price per Investor A Share of the respective Non-Money Market Portfolios, based on the value of such Portfolios' net assets as of September 30, 1996, follows:

                                                               TABLE
                                                               -----

                                       Large Cap     Large Cap
                                       Value         Growth         Small Cap                     Index
                                       Equity        Equity         Growth Equity  Select Equity  Equity
                                       Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                       ------------  -------------  -------------  -------------  ------------
Net Assets...........................   $26,190,321    $16,579,152    $27,954,075    $ 6,227,831   $12,752,111

Outstanding
Shares...............................     1,706,757      1,109,844      1,288,710        459,447       913,386
                                        ===========    ===========    ===========    ===========   ===========

Net Asset Value
Per Share............................   $     15.35    $     14.94    $     21.69    $     13.56   $     13.96
Maximum Sales Charge,
4.50% of offering price
(4.71% of net asset
value per share)/*/..................   $       .72    $       .70    $      1.02    $       .64   $       .43
                                        -----------    -----------    -----------    -----------   -----------
Offering to Public...................   $     16.07    $     15.64    $     22.71    $     14.20   $     14.39
                                        ===========    ===========    ===========    ===========   ===========

----------
/*/ 3.00%/3.09% for Index Equity Portfolio.

                                        Small
                                        Cap Value     International                 Managed        Tax-Free
                                        Equity        Equity         Balanced       Income         Income
                                        Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                        ------------  -------------  -------------  -------------  ------------
Net Assets...........................    $24,605,308    $19,842,197    $71,899,325    $11,193,072   $ 4,872,905

Outstanding
Shares...............................      1,540,306      1,485,086      4,762,624      1,109,756       449,699
                                         ===========    ===========    ===========    ===========   ===========

Net Asset Value
Per Share............................    $     15.97    $     13.36    $     15.10    $     10.09   $     10.84

Maximum Sales Charge,
4.50% of offering price
(4.71% of net asset
value per share)/*/..................    $       .75    $       .70    $       .71    $       .48   $       .45
                                         -----------    -----------    -----------    -----------   -----------

Offering to Public...................    $     16.72    $     14.06    $     15.81    $     10.57   $     11.29
                                         ===========    ===========    ===========    ===========   ===========

----------
/*/

                                                             Intermediate                 Pennsylvania   Low
                                                             Government    Ohio Tax-      Tax-Free       Duration       Intermediate

                                                             Bond          Free Income    Income         Bond           Bond
                                                             Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                                             ------------  -------------  -------------  -------------  ------------

Net Assets.................................................   $ 5,902,721    $ 9,619,203    $38,027,710    $   937,658   $   935,485


Outstanding
Shares.....................................................       594,767        947,248      3,642,501         95,732       100,344

                                                              ===========    ===========    ===========    ===========   ===========


Net Asset Value
Per Share..................................................   $      9.92    $     10.15    $     10.44    $      9.79   $      9.32


Maximum Sales Charge,
4.00% of offering price
(4.17% of net asset
value per share)/*/........................................   $       .41    $       .42    $       .44    $       .30   $       .39

                                                              -----------    -----------    -----------    -----------   -----------


Offering to Public.........................................   $     10.33    $     10.57    $     10.88    $     10.09   $      9.71

                                                              ===========    ===========    ===========    ===========   ===========

-------------
/*/3.00%/3.09% for Low Duration Bond Portfolio; 5.00%/5.26% for International
   Equity Portfolio.

                                                                                          International  New Jersey
                                                             Government    International  Emerging       Tax-Free       Core
                                                             Income        Bond           Markets        Income         Bond
                                                             Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                                             ------------  -------------  -------------  -------------  ------------

Net Assets.................................................   $ 3,650,842    $   175,812    $ 2,995,584    $   893,803   $   319,914


Outstanding
Shares.....................................................       358,070         15,017        343,864         79,324        33,503

                                                              ===========    ===========    ===========    ===========   ===========


Net Asset Value
Per Share..................................................   $     10.20    $     11.71    $      8.71    $     11.27   $      9.55


Maximum Sales Charge,
4.00% of offering price
(4.17% of net asset
value per share)/*/........................................   $       .48    $       .62    $       .46    $       .47   $       .40

                                                              -----------    -----------    -----------    -----------   -----------


Offering to Public.........................................   $     10.68    $     12.33    $      9.71    $     11.74   $      9.95

                                                              ===========    ===========    ===========    ===========   ===========

--------------

/*/4.50%/4.71% for Government Income Portfolio; 5.00%/5.26% for International
   Bond and International Emerging Markets Portfolios.

                             Mid-Cap    Mid-Cap
                              Value     Growth
                             Equity     Equity
                            Portfolio  Portfolio
                            ---------  ---------

Net Assets................     $  100     $  100

Outstanding
 Shares...................         10         10
                               ======     ======

Net Asset Value
 Per Share................     $10.00     $10.00
Maximum Sales Charge,
 4.50% of offering price
 (4.71% of net asset
 value per share).........     $  .47     $  .47
                               ------     ------

Offering to Public........     $10.47     $10.47
                               ======     ======

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1996 were as follows:



PORTFOLIOS                        FRONT-END SALES CHARGES
----------                        -----------------------

Managed Income                           $ 43,417

Tax-Free Income                             9,109

Intermediate Government Bond               22,989

Ohio Tax-Free Income                        4,649

Pennsylvania Tax-Free Income               81,436

Intermediate Bond                           8,598

Large Cap Value Equity                    141,011

Large Cap Growth Equity                    95,694

Small Cap Growth Equity                   344,911

Select Equity                              44,112

Index Equity                               78,263

Small Cap Value Equity                     51,676

International Equity                       85,795

Balanced                                  143,547

International Emerging Markets             18,147

Government Income                          30,034

Core Bond                                   8,481

New Jersey Tax Free Income                 17,606

Low Duration Bond                           6,294

International Bond                          7,565


Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1995 were as follows:


PORTFOLIOS                        FRONT-END SALES CHARGES
----------                        -----------------------

Managed Income                           $ 37,132

Tax-Free Income                             8,850

Intermediate Government Bond               42,765

Ohio Tax-Free Income                        2,725

Pennsylvania Tax-Free Income              121,089

Intermediate Bond                           1,513

Large Cap Value Equity                     68,289

Large Cap Growth Equity                    47,859

Small Cap Growth Equity                    77,356

Select Equity                              34,761

Index Equity                               51,229

Small Cap Value Equity                     61,709

International Equity                       83,938

Balanced                                  144,255


PORTFOLIOS                        FRONT-END SALES CHARGES
----------                        -----------------------
International Emerging Markets             24,915

Government Income                          69,712

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1994 were as follows:

PORTFOLIOS                        FRONT-END SALES CHARGES
----------                        -----------------------

Managed Income                           $  150,150

Tax-Free Income                          $   37,504

Intermediate Government Bond                 50,694

Ohio Tax-Free Income                         64,596

Pennsylvania Tax-Free Income                678,464

Intermediate Bond                             2,124

Large Cap Value Equity                      195,675

Large Cap Growth Equity                      81,496

Small Cap Growth Equity                      44,054

Select Equity                                17,550

Index Equity                                 38,454

Small Cap Value Equity                      230,590

International Equity                        303,547

Balanced                                  1,213,056

International Emerging Markets              130,755


          For the period from January 13, 1996 through January 31, 1996, the total front-end sales charges paid by the shareholders of Investor A Shares of the New Jersey Tax-Free Income Portfolio were $435. For the period from January 13, 1996 through March 31, 1996, the total front-end sales charges paid by the shareholders of Investor A Shares of the Short Government Bond and Core Bond Portfolios were $3,848 and $1,723, respectively.

          There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares of the Non-Money Market Portfolios. However, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net asset value of the shares on the purchase or redemption date for Investor A Shares purchased on a no-load basis and subsequently redeemed within 18 months after purchase.

          Investor B Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received. Investor B Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemption of such Investor B Shares.

          Investor C Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received.
In addition, Investor C Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemptions of such Investor C Shares within 18 months of purchase.

          Service and Institutional Shares of each Portfolio are sold at the net asset value per share next determined after a purchase order is received without a sales charge.

          EXCHANGE PRIVILEGE.   By use of the exchange privilege, the investor
authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

          A front-end sales charge or a contingent deferred sales charge will be imposed (unless an exemption from either sales charge applies) when Investor Shares of a Money Market Portfolio are redeemed and the proceeds are used to purchase Investor A Shares, Investor B Shares or Investor C Shares of a Non-Money Market Portfolio.

          INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares of the Non-Money Market Portfolios at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission in accordance with the terms set forth in the Prospectuses. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent deferred sales charge upon redemption. For purposes of this restriction, the term "affiliated mutual fund" means:

      i)  any Portfolio of the Fund; and

     ii) any other investment company, if such company and the Fund hold themselves out to investors as related companies for purposes of investment and investor services, and if:

          a) that company and the Fund have a common investment adviser or distributor; or

          b) the investment adviser or distributor of such company or the Fund is an "affiliated person" (as defined in Section 2(a)(3) of the 1940 Act) of the investment adviser or distributor of the Fund or the company, respectively.

     MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

     With respect to the Index Master Portfolio, if the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Index Master Portfolio to make payment wholly or partly in cash, the Index Master Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities from the Index Master Portfolio of the shares being redeemed in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors, such as the Portfolio, may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

     Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectuses, the Fund may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.


                       VALUATION OF PORTFOLIO SECURITIES

     In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

     MONEY MARKET PORTFOLIOS. The net asset value for each class of each share of the Money Market Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon (Eastern
Time) and once as of 4:00 p.m. (Eastern Time) on each Business Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities, cash and other assets of the respective classes of the Portfolio, subtracting the liabilities and dividing the result by the number of outstanding shares of such classes. The net asset value per share of each class of each Portfolio is determined independently of the other classes and the other Portfolios.

     The Fund seeks to maintain for each of the Money Market Portfolios a net asset value of $1.00 per share for purposes of purchase and redemptions and values their portfolio securities on the basis of the amortized cost method of valuation.

     Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Money Market Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Trustees has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Money Market Portfolio, the Fund's Board of Trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Each Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Fund's Board of Trustees. There can be no assurance that a constant net asset value will be maintained for any Money Market Portfolio.

     EQUITY PORTFOLIOS. Net assets value is calculated separately for each class of shares of each Equity Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

     Valuation of securities held by each Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

     Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

     Certain of the securities acquired by the International Equity and International Emerging Markets Portfolios may be traded on foreign exchanges or over-the-counter markets on days on which a Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

     A Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

     The valuation of securities held by the Index Master Portfolio is discussed in its Registration Statement.

     BOND PORTFOLIOS. Net asset value is calculated separately for each class of Shares of each Bond Portfolio as of the close of regular trading hours on the NYSE on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

     Valuation of securities held by each Bond Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

     Certain of the securities acquired by the International Bond Portfolio may be traded on foreign exchanges or over-the-counter markets on days on which the Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.


                            PERFORMANCE INFORMATION

     A Portfolio may quote performance in various ways. All performance information supplied by a Portfolio in advertising is historical and is not intended to indicate future returns.

     MONEY MARKET PORTFOLIO YIELD. Each Money Market Portfolio's current and effective yields for Service, Investor A, Investor B, Investor C and Institutional Shares are computed separately using standardized methods required by the SEC. The annualized yield for a class of Service, Investor A, Investor B, Investor C or Institutional Shares is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change
             ----
in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above) raising the sum to a power equal to 365/7 and subtracting 1. In addition, a standardized "tax-equivalent yield" may be quoted for Service, Investor A, Investor B, Investor C and Institutional Shares in the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios, which is computed separately for each class by: (a) dividing the portion of the Portfolio's yield for shares (as calculated above) that is exempt from Federal or state income tax by one minus a stated Federal or state income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal and state income tax.

     The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1996 before waivers was as follows:

                                                     TAX-EQUIVALENT YIELD
                                                      (ASSUMES A FEDERAL
                                        EFFECTIVE          INCOME
PORTFOLIO                       YIELD     YIELD        TAX RATE OF 28%)
---------                       ------  ---------   ----------------------

Money Market
     Service Shares              4.61%       4.72%          N/A
     Investor A Shares           4.52        4.62           N/A
     Institutional Shares        4.91        5.03           N/A
     Investor B Shares           3.83        3.90           N/A

Municipal Money Market
     Service Shares              2.77%       2.81%          3.84%
     Investor A Shares           2.60        2.63           3.61
     Institutional Shares        3.07        3.12           4.26

U.S. Treasury Money Market
     Service Shares              4.39%       4.49%          N/A
     Investor A Shares           4.22        4.31           N/A
     Institutional Shares        4.69        4.80           N/A

Ohio Municipal Money Market
     Service Shares              2.82%       2.86%          3.92%
     Investor A Shares           4.22        2.67           3.67
     Institutional Shares        4.69        3.17           4.33

Pennsylvania Municipal Money
 Market
     Service Shares              2.78%       2.82%          3.86%
     Investor A Shares           2.60        2.63           3.61
     Institutional Shares        3.08        3.13           4.28

                                                     TAX-EQUIVALENT YIELD
                                                      (ASSUMES A FEDERAL
                                        EFFECTIVE          INCOME
PORTFOLIO                       YIELD     YIELD        TAX RATE OF 28%)
---------                       ------  ---------   ----------------------

North Carolina Municipal
 Money Market
     Service Shares              2.78%       2.82%          3.86%
     Investor A Shares           2.61        2.64           3.63
     Institutional Shares        3.08        3.13           4.28


Virginia Municipal Money
 Market
     Service Shares              2.64%       2.67%          3.67%
     Institutional Shares        2.94        2.98           4.08

New Jersey Municipal Money
 Market Portfolio
    Service Shares               2.58%       2.61%          3.58%
    Investor A Shares            2.33        2.36           3.24
    Institutional Shares         2.88        2.92           4.00


     The Investor B Class had not commenced operations as of September 30, 1996, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30, 1996.

     The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1996 after waivers was as follows:

                                                     TAX-EQUIVALENT YIELD
                                                      (ASSUMES A FEDERAL
                                        EFFECTIVE          INCOME
PORTFOLIO                       YIELD     YIELD        TAX RATE OF 28%)
---------                       ------  ---------   ----------------------

Money Market
     Service Shares              4.97%       5.09%          N/A
     Investor A Shares           4.88        5.00           N/A
     Institutional Shares        5.27        5.41           N/A
     Investor B Shares           4.19        4.28           N/A

Municipal Money Market
     Service Shares              3.21%       3.26%          4.46%
     Investor A Shares           3.04        3.09           4.22
     Institutional Shares        3.51        3.57           4.88

U.S. Treasury Money Market
     Service Shares              4.79%       4.90%          N/A
     Investor A Shares           4.62        4.73           N/A
     Institutional Shares        5.09        5.22           N/A

Ohio Municipal Money Market
     Service Shares              3.28%       3.33%          4.56%
     Investor A Shares           3.10        3.15           4.31
     Institutional Shares        3.58        3.65           4.97

                                                     TAX-EQUIVALENT YIELD
                                                      (ASSUMES A FEDERAL
                                        EFFECTIVE          INCOME
PORTFOLIO                       YIELD     YIELD        TAX RATE OF 28%)
---------                       ------  ---------   ----------------------
Pennsylvania Municipal Money
 Market
     Service Shares              3.20%       3.25%          4.44
     Investor A Shares           3.02        3.07           4.19
     Institutional Shares        3.50        3.56           4.86


North Carolina Municipal
 Money Market
     Service Shares              3.22%       3.29%          4.47%
     Investor A Shares           3.05        3.10           4.24
     Institutional Shares        3.52        3.58           4.89


Virginia Municipal Money
 Market
     Service Shares              3.32%       3.37%          4.61%
     Institutional Shares        3.62        3.68           5.03

New Jersey Municipal Money
 Market Portfolio
    Service Shares               3.07%       3.12%          4.26%
    Investor A Shares            2.82        2.86           3.92
    Institutional Shares         3.37        3.43           4.68


     The Investor B Class had not commenced operations as of September 30, 1996, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30, 1996.

     The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Money Market Portfolios. Yields on Institutional Shares will generally be higher than yields on Service Shares; yields on Service Shares will generally be higher than yields on Investor A Shares; and yields on Investor A Shares will generally be higher than yields on Investor B Shares and Investor C Shares.

     From time to time, in advertisements, sale literature, reports to shareholders and other materials, the yields of a Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indexes. For example, the yield of a Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R), a widely-recognized independent publication that monitors the performance of money market funds, the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas, or to the data prepared by Lipper Analytical Services,

Inc., a widely-recognized independent service that monitors the performance of mutual funds. Yield may also be compared to yields set forth in the weekly statistical release H.15(519) or the monthly statistical release designated G.13(415) published by the Board of Governors of the Federal Reserve system.

     TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Non-Money Market Portfolios to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of a Non-Money Market Portfolio will be calculated independently of the other classes within that Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                           ERV  /1/n/
                    T = [(-----)  - 1]
                            P
          Where:    T =  average annual total return.

                ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

     In calculating the ending redeemable value for Investor A Shares of the Fund's Non-Money Market Portfolios, the maximum front-end sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor B Shares of the Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor C Shares of the Fund's Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period, and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     Performance information presented for the following
Non-Money Market Portfolios includes performance information for a corresponding predecessor portfolio which transferred its assets and liabilities to the related Non-Money Market Portfolio pursuant to a reorganization consummated on January 13, 1996 (February 13, 1996 with respect to the International Bond Portfolio):

                                                                Commencement of
Non-Money Market                 Predecessor                    Operations of
Portfolio                        Portfolio                      Predecessor Portfolio
----------------                 --------------------------     ---------------------
New Jersey Tax-Free Income       Compass Capital Group          July 1, 1991
Portfolio                        New Jersey Municipal
                                 Bond Fund

International Bond Portfolio     Compass Capital Group          July 1, 1991
                                 International Fixed Income
                                 Fund

Core Bond Portfolio              BFM Institutional Trust        December 9, 1992
                                 Core Fixed Income
                                 Portfolio

Low Duration Bond Portfolio      BFM Institutional Trust        July 17, 1992
                                 Short Duration Portfolio

   Each Non-Money Market Portfolio presents performance information for each class thereof since the commencement of operations of that Portfolio (or the related predecessor portfolio), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Portfolio (or predecessor portfolio) is therefore based on the performance history of a predecessor class. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B Shares) when presented inclusive of sales charges. Additional performance information is presented which does not reflect the deduction of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing and processing fees and other expenses actually incurred during the periods presented and have not been restated, in cases in which the performance information for a particular class includes the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

     Based on the foregoing, the average annual total returns for each Non-Money Market Portfolio for periods ended September 30, 1996 were as follows*:

          /*/Notes
             -----

          Performance information presented for Investor A, Investor B, Investor C and Service Shares of a Portfolio prior to their introduction dates does not reflect shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Performance information presented assumes the reinvestment of dividends and distributions. Performance information presented for Investor A, Investor B, Investor C and Service Shares of a Portfolio prior to their introduction as indicated in the table above is based upon historical expenses of the predecessor class which do not reflect the actual expenses that an investor would incur as a holder of shares of these classes of the Portfolios. The ongoing fees and expenses borne by Investor B Shares and Investor C Shares are greater than those borne by Investor A Shares; the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B and Investor C Shares are greater than those borne by the Portfolio's Service Shares; and the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B, Investor C and Service Shares are greater than those borne by the Portfolio's Institutional Shares. Performance information presented for Institutional Shares of the Balanced, Tax-Free Income, New Jersey Tax-Free Income and International Bond Portfolios prior to their introduction dates is based upon historical expenses of the predecessor class which are higher than the actual expenses that an investor would incur as a holder of Institutional Shares of the above-mentioned Portfolios. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

          The original class or classes of shares of each Portfolio were as follows: Balanced - Investor A Shares; Index Equity - Institutional Shares; Select Equity - Institutional Shares; Large Cap Growth Equity
          - Institutional Shares; Large Cap Value Equity -Institutional Shares; Small Cap Value Equity -Institutional Shares; Small Cap Growth Equity -Institutional Shares; International Equity -Institutional Shares; International Emerging Markets -Investor A, Institutional and Service Shares; Low Duration Bond - Institutional Shares; Intermediate Government Bond - Institutional Shares; Intermediate

          Bond -Institutional Shares; Core Bond - Institutional Shares; Managed Income- Institutional Shares; Tax-Free Income - Investor A Shares; New Jersey Tax-Free Income - Service Shares; Pennsylvania Tax-Free Income-Investor A and Institutional Shares; Ohio Tax-Free Income - Investor A, and Institutional Shares; Government Income - Investor A Shares; and International Bond - Service Shares.
          The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. PAMG and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain each Portfolio's total operating expenses during the remainder of the current fiscal year at the levels set forth in the applicable prospectus.

     Each class of the Non-Money Market Portfolios may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of a Non-Money Market Portfolio's shares with other performance measures. For example, in comparing the total return of a Non-Money Market Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, a Non-Money Market Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such Non-Money Market Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. A Non-Money Market Portfolio may not, for these purposes, deduct from the initial value invested or the ending value any amount representing front-end and deferred sales charges charged to purchasers of Investor A, Investor B or Investor C Shares. The Investor A, Investor B and Investor C classes of the Portfolio will, however, disclose, if appropriate, the maximum applicable sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     In addition to average annual total returns, a Non-Money Market Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     NON-MONEY MARKET PORTFOLIO YIELD. The Balanced, Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, Core Bond and International Bond Portfolios may advertise their yields on their Service, Investor A, Investor B, Investor C and Institutional Shares. Under the rules of the SEC, each such Portfolio advertising the respective yields for its Service, Investor A, Investor B, Investor C and Institutional Shares must calculate yield using the following formula:

                      a-b
          YIELD = 2[(----- +1)/6/ - 1]
                      cd

          Where:    a =  dividends and interest earned during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the

Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. In the case of Investor A Shares of a Non-Money Market Portfolio, a Portfolio's maximum offering price per share for purposes of the formula includes the maximum front-end sales charge imposed by the Portfolio --currently as much as 5.00% of the per share offering price.

     Each of the Tax-Free Income, Ohio Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios may advertise the tax-equivalent yield for shares of a specified class. Under the rules of the SEC, a Portfolio advertising its tax-equivalent yield must calculate such tax-equivalent yield by dividing that portion of the yield of the Portfolio which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt.

     The annualized yield information for the 30-day period ended September 30, 1996 for the Portfolios referenced below was as follows:

                                         AFTER WAIVERS              BEFORE WAIVERS
                                      -------------------          -----------------
                                        TAX-EQUIVALENT              TAX-EQUIVALENT
                                            YIELD                       YIELD
PORTFOLIO                     YIELD       (ASSUMES A       YIELD      (ASSUMES A
----------------------------  ------   FEDERAL INCOME      ------   FEDERAL INCOME
                                          TAX RATE OF                 TAX RATE OF
                                             28%)                        28%)
                                       --------------               --------------
Managed Income
     Service Shares            6.44%         N/A            6.21%        N/A
     Investor A Shares         6.26          N/A            6.03         N/A
     Institutional Shares      6.74          N/A            6.51         N/A

Tax-Free Income
     Service Shares            5.16%         7.17%          4.83%        6.70%
     Investor A Shares         4.98          6.92           4.65         6.45
     Institutional Shares      5.46          7.58           5.13         7.13

Intermediate Government
 Bond
     Service Shares            5.69%         N/A            5.39%        N/A
     Investor A Shares         5.51          N/A            5.21         N/A
     Institutional Shares      5.99          N/A            5.69         N/A

Ohio Tax-Free Income
     Service Shares            4.34%         6.03%          3.75%        5.21%
     Investor A Shares         4.17          5.80           3.58         4.98
     Institutional Shares      4.65          6.46           4.06         5.63
     Investor B Shares         3.40          4.72           2.81         3.90

                                         AFTER WAIVERS              BEFORE WAIVERS
                                      -------------------          -----------------
                                        TAX-EQUIVALENT              TAX-EQUIVALENT
                                            YIELD                       YIELD
PORTFOLIO                     YIELD       (ASSUMES A       YIELD      (ASSUMES A
----------------------------  ------   FEDERAL INCOME      ------   FEDERAL INCOME
                                          TAX RATE OF                 TAX RATE OF
                                             28%)                        28%)
                                       --------------               --------------
Pennsylvania Tax-Free
 Income
     Service Shares            5.10%         7.08%          4.80%        6.68%
     Investor A Shares         4.96          6.89           4.66         6.47
     Institutional Shares      5.40          6.92           5.10         7.08
     Investor B Shares         4.16          5.77           3.86         5.36

Intermediate Bond
     Service Shares            5.59%         N/A            5.29%        N/A
     Investor A Shares         5.42          N/A            5.12         N/A
     Institutional Shares      5.90          N/A            5.60         N/A

Government Income
     Investor A Shares         6.81%         N/A            6.05%        N/A
     Investor B Shares         6.04          N/A            5.28         N/A

New Jersey Tax-Free Income
 Portfolio
    Service Shares             4.41%         6.13%          4.09%        5.68%
    Investor A Shares          4.24          5.89           3.92         5.44
    Investor B Shares          3.47          4.82           3.15         3.62

International Bond
 Portfolio
     Service Shares            4.54%         N/A            4.43%        N/A
    Investor A Shares          4.37          N/A            3.97         N/A
    Investor B Shares          3.62          N/A            3.22         N/A
    Institutional              4.84          N/A            4.40         N/A


Short Government Bond
    Service Shares             4.43%         N/A            4.15%        N/A
    Investor A Shares          4.26          N/A            3.98         N/A
    Institutional Shares       4.73          N/A            4.45         N/A
Core Bond
    Service Shares             6.42%         N/A            6.13%        N/A
    Investor A Shares          6.25          N/A            5.96         N/A
    Investor B Shares          5.50          N/A            5.21         N/A
    Institutional Shares       6.73          N/A            6.44         N/A

     OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of a Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. As illustrated below, the Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in a Non-Money Market Portfolio.

     The Money and Non-Money Market Municipal Portfolios may illustrate in advertising, sales literature, communications to shareholders and other materials the benefits of tax-free investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. Similarly, Tables 2, 3, 4, 5 and 6 show Pennsylvania, Ohio, North Carolina, Virginia and New Jersey shareholders the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios, the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios, the North Carolina Municipal Money Market Portfolio, the Virginia Municipal Money Market Portfolio, and the New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios, respectively. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Money and Non-Money Market Municipal Portfolios, which may be higher or lower than the yields shown.

TABLE 1 - FEDERAL ONLY
-------   ------------

                                        Federal         TAX-EXEMPT YIELD
           1997 Taxable                Marginal
           Income Bracket              Tax Rate/*/      3.0%      3.5%      4.0%      4.5%     5.0%       5.5%      6.0%
-------------------------------------------------------------------------------------------------------------------------

Single Return          Joint Return

$     0 - $24,000    $     0 - $40,100  15.0%          3.529%    4.118%    4.706%    5.294%    5.882%    6.471%    7.059%
$24,001 - $58,150    $40,101 - $96,900  28.0%          4.167%    4.861%    5.556%    6.250%    6.944%    7.639%    8.333%
$58,151 -$121,300    $96,901 -$147,700  31.0%          4.348%    5.072%    5.797%    6.522%    7.246%    7.971%    8.696%
$121,301-$263,750    $147,701-$263,750  36.0%          4.688%    5.469%    6.250%    7.031%    7.812%    8.594%    9.375%
    Over $263,750        Over $263,750  39.6%          4.967%    5.795%    6.623%    7.450%    8.278%    9.106%    9.934%

/*/ Rates do not include the phase out of personal exemptions or itemized deductions. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1997, taxpayers with adjusted gross income in excess of a threshold amount of approximately $117,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $117,950 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone.
For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1997 is estimated to be from $117,950 to $240,451 and for married taxpayers filing a joint return from $176,950 to $299,451. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1997.

TABLE 2 - FEDERAL AND PENNSYLVANIA
-------   ------------------------

                                                  Approx.
                                                 Combined
                                                 Federal
                                                  and PA                  TAX-EXEMPT YIELD
               1997 Federal                     Marginal
         Taxable Income Bracket                Tax Rate/*/         3.0%     3.5%     4.0%     4.5%     5.0%    5.5%      6.0%
--------------------------------------------  ------------------  ------   ------    -----    -----    -----   -----     -----
   Single Return         Joint Return
$     0 - $ 24,000     $      0 - $40,100        17.380%          3.631%   4.236%   4.841%   5.447%   6.052%   6.657%    7.262%
$24,001 - $ 58,150     $ 40,101 - $96,900        30.016%          4.287%   5.001%   5.716%   6.430%   7.144%   7.859%    8.573%
$58,151 - $121,300     $ 96,901 -$147,700        32.932%          4.473%   5.219%   5.964%   6.710%   7.455%   8.201%    8.946%
$121,301- $263,750     $147,701 -$263,750        37.792%          4.823%   5.626%   6.430%   7.234%   8.038%   8.841%    9.645%
     Over $263,750          Over $263,750        41.291%          5.110%   5.962%   6.813%   7.665%   8.517%   9.368%   10.220%


*The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1997, taxpayers with adjusted gross income in excess of a threshold amount of approximately $117,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $117,950 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1997 is estimated to be from $117,950 to $240,451 and for married taxpayers filing a joint return from $176,950 to $299,451. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1997.

TABLE 3 - FEDERAL AND OHIO
-------   ----------------

                                                           TAX EXEMPT YIELD
                     ---------------------------------------------------------------------------------------------
                                                           3         3.5       4         4.5    5       5.5    6
    1997              FEDERAL    OHIO
TAXABLE INCOME        MARGINAL  MARGINAL    COMBINED                        TAXABLE EQUIVALENT YIELD
  BRACKETS            TAX RATE  TAX RATE*     RATE                               SINGLE RETURN
$     0 -  24,000         15%     4.457%      18.79%      3.69%     4.31%     4.93%    5.54%  6.16%  6.77%   7.39%

 24,001 -  40,000         28%     4.457%      31.21%      4.36%     5.09%     5.81%    6.54%  7.27%  8.00%   8.72%

 40,001 -  58,150         28%     5.201%      31.74%      4.40%     5.13%     5.86%    6.59%  7.33%  8.06%   8.79%

 58,151 -  80,000         31%     5.201%      34.59%      4.59%     5.35%     6.12%    6.88%  7.64%  8.41%   9.17%

 80,001 - 100,000         31%     5.943%      35.10%      4.62%     5.39%     6.16%    6.93%  7.70%  8.47%   9.25%

100,001 - 121,300         31%     6.900%      35.76%      4.67%     5.45%     6.23%    7.01%  7.78%  8.56%   9.34%

121,301 - 200,000         36%     6.900%      40.42%      5.03%     5.87%     6.71%    7.55%  8.39%  9.23%  10.07%

200,001 - 263,750         36%     7.500%      40.80%      5.07%     5.91%     6.76%    7.60%  8.45%  9.29%  10.14%

     OVER 263,750       39.6%     7.500%      44.13%      5.37%     6.26%     7.16%    8.05%  8.95%  9.84%  10.74%

    1997              FEDERAL    OHIO
TAXABLE INCOME        MARGINAL  MARGINAL    COMBINED                        TAXABLE EQUIVALENT YIELD
  BRACKETS            TAX RATE  TAX RATE*     RATE                               SINGLE RETURN
 $    0 -  40,000         15%     4.457%      18.79%      3.69%     4.31%     4.93%    5.54%  6.16%  6.77%   7.39%

 40,001 -  40,100         15%     5.201%      19.42%      3.72%     4.34%     4.96%    5.58%  6.20%  6.82%   7.45%

    1997              FEDERAL    OHIO
TAXABLE INCOME        MARGINAL  MARGINAL    COMBINED                        TAXABLE EQUIVALENT YIELD
  BRACKETS            TAX RATE  TAX RATE*     RATE                               SINGLE RETURN
 40,101-   80,000         28%     5.201%      31.74%      4.40%     5.13%     5.86%    6.59%  7.33%  8.06%   8.79%

 80,001 -  96,900         28%     5.943%      32.28%      4.43%     5.17%     5.91%    6.64%  7.38%  8.12%   8.86%

 96,901 - 100,000         31%     5.943%      35.10%      4.62%     5.39%     6.16%    6.93%  7.70%  8.47%   9.25%

100,001 - 147,700         31%     6.900%      35.76%      4.67%     5.45%     6.23%    7.01%  7.78%  8.56%   9.34%

147,701 - 200,000         36%     6.900%      40.42%      5.03%     5.87%     6.71%    7.55%  8.39%  9.23%  10.07%

200,001 - 263,750         36%     7.500%      40.80%      5.07%     5.91%     6.76%    7.60%  8.45%  9.29%  10.14%

   OVER 263,750         39.6%     7.500%      44.13%      5.37%     6.26%     7.16%    8.05%  8.95%  9.84%  10.74%

/*/The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal adjusted gross income in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1997, taxpayers with adjusted gross income in excess of a $117,950 threshold amount are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the $117,950 threshold or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone.
For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1997 is from $117,950 to $240,450 and for married taxpayers filing a joint return the range is from $176,950 to $299,450. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1997.

TABLE 4 - FEDERAL AND NORTH CAROLINA
-------   --------------------------

                                                             Combined
                                                             Federal
          1997 Taxable                                       and
         Income Bracket                           North      North
                                       Federal    Carolina   Carolina                            Tax-Exempt Yield
                       Joint           Marginal   Marginal   Marginal
   Single Return      Return           Tax Rate   Tax Rate   Tax Rate*    3.0%    3.5%    4.0%     4.5%     5.0%    5.5%     6.0%
------------------  ----------         --------   --------   ---------   -----   -----   -----    -----    -----   -----   ------
$    0 -  12,750    $     0 - 21,250    15.0%      6.00%     20.100%  3.755%  4.380%  5.006%   5.632%   6.258%  6.884%   7.509%

12,751 -  24,650     21,251 - 41,200    15.0%      7.00%     20.950%  3.795%  4.428%  5.060%   5.693%   6.325%  6.958%   7.590%

24,651 -  59,750     41,201 - 99,600    28.0%      7.00%     33.040%  4.480%  5.227%  5.974%   6.720%   7.467%  8.214%   8.961%

59,751 -  60,000     99,601 -100,000    31.0%      7.00%     35.830%  4.675%  5.454%  6.233%   7.013%   7.792%  8.571%   9.350%

60,001 - 124,650    100,001 -151,750    31.0%      7.75%     36.348%  4.713%  5.499%  6.284%   7.070%   7.855%  8.641%   9.426%

124,651 - 271,050   151,751 -271,050    36.0%      7.75%     40.960%  5.081%  5.928%  6.775%   7.622%   8.469%  9.316%  10.163%

    Over 271,050        Over 271,050    39.6%      7.75%     44.281%  5.384%  6.282%  7.179%   8.076%   8.974%  9.871%  10.768%

*The taxable income brackets applicable to North Carolina do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and North Carolina marginal tax rate changes. When applying these brackets, Federal taxable income may be different than North Carolina taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1997, taxpayers with adjusted gross income in excess of $121,200 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of $121,200 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1997 is from $121,200 to $243,701, and for married taxpayers filing a joint return the range is from $181,800 to $304,301. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1997.

TABLE 5 - FEDERAL AND VIRGINIA
-------   --------------------

             1997 Taxable                                     Combined
            Income Bracket                                    Federal                       Tax-Exempt Yield
                                                              and
                                        Federal    Virginia   Virginia
                      Joint             Marginal   Marginal   Marginal
   Single Return      Return            Tax Rate   Tax Rate   Tax Rate*   3.0%    3.5%    4.0%     4.5%     5.0%    5.5%    6.0%
------------------  ----------          --------   --------   ---------  -----   -----   -----    -----    -----   -----   ------
 $     0 -  22,750  $     0 -  38,000      15.0%      5.75%     19.888%  3.745%  4.369%  4.993%   5.617%   6.241%  6.865%   7.489%

  12,751 -  55,100   38,001 -  91,850      28.0%      5.75%     32.140%  4.421%  5.158%  5.894%   6.631%   7.368%  8.105%   8.842%

  55,101 - 115,000   91,851 - 140,000      31.0%      5.75%     34.968%  4.613%  5.382%  6.151%   6.920%   7.688%  8.457%   9.226%

 115,001 - 250,000  140,001 - 250,000      36.0%      5.75%     39.680%  4.973%  5.802%  6.631%   7.460%   8.289%  9.118%   9.947%

  OVER 250,000           OVER 250,000      39.6%      5.75%     43.073%  5.270%  6.148%  7.027%   7.905%   8.783%  9.661%  10.540%


*The taxable income brackets applicable to Virginia do not correspond to the Federal taxable income brackets. Because Virginia imposes a maximum tax rate of 5.75% on taxable income over $17,000, the taxable income brackets presented in this table represent the breakpoints only for the Federal marginal tax rate changes. When applying these brackets, Federal taxable income may be different than Virginia taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table.
It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1995, taxpayers with adjusted gross income in excess of $114,700 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income excess of $114,700 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1995 is from $114,700 to $237,201 and for married taxpayers filing a joint return from $172,050 to $294,551. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1995.

TABLE 6 - FEDERAL AND NEW JERSEY
---------------------------------
                                            Approximate
                                             Combined                      Tax-Exempt
                                              Federal                         Yield
                      Federal       NJ        and NJ
    1997 Taxable      Marginal   Marginal    Marginal
   Income Bracket*    Tax Rate   Tax Rate    Tax Rate     3.0%    3.5%   4.0%   4.5%      5.0%   5.5%
--------------------  --------   --------   -----------  -----   -----   -----  -----    -----   -----
 Single Return                                                          Taxable Yield - Single Return
---------------
$    0 - 20,000        15.0%       1.400%       16.190%  3.580%  4.176%  4.773%  5.369%  5.966%  6.562%   7.159%   7.756%   8.352%
20,001 - 24,650        15.0%       1.750%       16.488%  3.592%  4.191%  4.790%  5.388%  5.987%  6.589%   7.185%   7.783%   8.382%
24,651 - 35,000        28.0%       1.750%       29.260%  4.240%  4.948%  5.655%  6.361%  7.068%  7.775%   8.481%   9.189%   9.895%
35,001 - 40,000        28.0%       3.500%       30.520%  4.318%  5.037%  5.757%  6.471%  7.196%  7.916%   8.636%   9.355%  10.075%
40,001 - 59,750        28.0%       5.525%       31.978%  4.410%  5.145%  5.880%  6.616%  7.350%  8.086%   8.820%   9.556%  10.298%
59,751 - 75,000        31.0%       5.525%       34.812%  4.602%  5.369%  6.136%  6.903%  7.670%  8.437%   9.204%   9.971%  10.738%
75,001 - 124,650       31.0%       6.370%       35.395%  4.643%  5.418%  6.191%  6.965%  7.739%  8.513%   9.287%  10.061   10.835%
124,651 - 271,050      36.0%       6.370%       40.077%  5.006%  5.841%  6.675%  7.510%  8.344%  9.178%  10.013%  10.847%  11.682%
OVER 271,050           39.6%       6.370%       43.447%  5.305%  6.189%  7.073%  7.957%  8.841%  9.725%  10.610%  11.494%  12.378%

   Joint Return                                                          Taxable Yield - Joint Return
--------------------
$    0 - 20,000        15.0%       1.400%       16.190%  3.580%  4.176%  4.773%  5.369%  5.966%  6.562%   7.159%   7.756%   8.352%
20,001 - 41,200        15.0%       1.750%       16.488%  3.592%  4.191%  4.790%  5.388%  5.987%  6.589%   7.185%   7.783%   8.382%
40,201 - 50,000        28.0%       1.750%       29.260%  4.240%  4.948%  5.655%  6.361%  7.068%  7.775%   8.481%   9.189%   9.895%
50,001 - 70,000        28.0%       2.450%      *29.764%  4.271%  4.983%  5.695%  6.407%  7.189%  7.831%   8.543%   9.255%   9.966%
70,001 - 80,000        28.0%       3.500%       30.520%  4.318%  5.037%  5.757%  6.471%  7.196%  7.916%   8.636%   9.355%  10.075%
80,001 - 99,600        28.0%       5.525%       31.978%  4.410%  5.145%  5.880%  6.616%  7.350%  8.086%   8.820%   9.556%  10.298%
99,601 - 150,000       31.0%       5.525%       34.812%  4.602%  5.369%  6.136%  6.903%  7.670%  8.437%   9.204%   9       10.738%
                                                                                                                    .971%
150,001 - 151,750      36.0%       5.525%      *39.536%  4.961%  5.789%  6.616%  7.442%  8.269%  9.096%   9.923%  10.750   11.577%
151,751 - 271,050      36.0%       6.370%       40.077%  5.006%  5.841%  6.675%  7.510%  8.344%  9.178%  10.013%  10.847%  11.682%
     OVER 271,050      39.6%       6.370%       43.447%  5.305%  6.189%  7.073%  7.957%  8.841%  9.725%  10.610%  11.494%  12.378%

* The taxable income brackets applicable to New Jersey do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and New Jersey marginal tax rate changes. When applying these brackets, Federal taxable income will be different than New Jersey taxable income because New Jersey does not start with Federal taxable income in computing its own state income tax base. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1997, taxpayers with adjusted gross income in excess of $117,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of $117,950 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,500 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1997 is from $117,950 to $240,451, and for married taxpayers filing a joint return the range is from $176,950 to $299,451. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1997.

      MISCELLANEOUS. Yields on shares of a Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one Portfolio to another, consideration should be given to each Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolios.

      When comparing a Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility.
Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

      From time to time, a Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Portfolios to one another in appropriate categories over specific periods of time may also be quoted in advertising.

      Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

      The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of the Portfolios' adviser and/or sub-advisers as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolios' investment advisers. Materials may refer to the CUSIP numbers of the various classes of the Portfolios and may illustrate how to find the listings of the Portfolios in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

      Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

      A Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

      A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, a Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

      Momentum indicators indicate a Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

      A Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

      A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

      Advertisements and sales materials relating to a Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                     TAXES

      The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

      Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Index Equity Portfolio is deemed to own a proportionate share of the assets and gross income of the Index Master Portfolio in which the Index Equity Portfolio invests all of its assets. Also, with respect to the Index Equity Portfolio, the discussion below that relates to the taxation of futures contracts and other rules pertaining to the timing and character of income apply to the Index Master Portfolio.

      Each Portfolio has elected and intends to qualify for taxation as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

      In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain other investments (including foreign currencies or options, futures or forward contracts on foreign currencies but only to the extent that such currencies or options, futures or forward contracts are not directly related to the Portfolio's principal business of investing in stock or securities) held for less than three months (the "Short-Short Gain Test"). Future Treasury regulations may provide that foreign currency gains that are not "directly related" to a Portfolio's principal business of investing in stock or securities will not satisfy the Income Requirement. Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or upon disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security held for less than three months for purposes of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

      Each of the Money and Non-Money Market Municipal Portfolios is designed to provide investors with tax-exempt interest income. Shares of the Money and Non-Money Market Municipal Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Money and Non-Money Market Municipal Portfolios may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related person" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

      In order for the Money and Non-Money Market Municipal Portfolios to pay exempt interest dividends for any taxable year, at the close of each quarter of the taxable year at least 50% of the value of each such Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders are not included in the shareholder's gross income for regular Federal income tax purposes. However, gain realized by such Portfolios from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of accrued market discount. Also, all shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax (currently imposed at the rate of 26% (28% on the taxable excess over $175,000) or 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers) in two circumstances. First, exempt interest dividends derived from certain "private activity" bonds issued after August 7, 1986, generally will constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

      If a Money or Non-Money Market Municipal Portfolio distributes exempt interest dividends during the shareholder's taxable year, no deduction generally will be allowed for any interest expense on indebtedness incurred to purchase or carry shares of such Portfolio.

      Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municpal Money Market Portfolio or Ohio Tax-Free Income Portfolio to the extent that such distributions are properly attributable to interest on Ohio Municipal Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories (if the interest on such obligations is exempt from state income taxation under the laws of the United States) if (a) the Portfolio continues to qualify as a regulated investment company for Federal Income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio Municipal Obligations or similar obligations of other states or their subdivisions. The Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios are not subject to the Ohio personal income tax, school district income taxes in Ohio, the Ohio corporation franchise tax, or the Ohio dealer in intangibles tax, provided that, with respect to the Ohio corporation franchise tax and the Ohio dealer in intangibles tax, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. Distributions with respect to shares of the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios properly attributable to proceeds of insurance paid to those Portfolios that represent maturing or matured interest on defaulted Obligations held by those Portfolios and that are excluded from gross income for federal income tax purposes will not be subject to Ohio personal income tax or municipal or school district income taxes in Ohio, nor included in the net income base of the Ohio corporation franchise tax.

      Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina Municipal Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. An investment in a Portfolio (including the North Carolina Municipal Money Market Portfolio) by a corporation subject to the North Carolina franchise tax will be included in the capital stock, surplus and undivided profits base in computing the North Carolina franchise tax. Investors in a Portfolio including, in particular, corporate investors which may be subject to the North Carolina franchise tax, should consult their tax advisors with respect to the effects on such tax of an investment in a Portfolio and with respect to their North Carolina tax situation in general.

      As a regulated investment company, the Virginia Municipal Money Market Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation under Federal law. If the Portfolio fails to qualify, no part of its dividends will be exempt from the Virginia income tax. To the extent any portion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the Portfolio will follow through to its shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purposes.

      To be classified as a qualified investment fund for New Jersey personal income tax purposes, at least 80% of the investments of the New Jersey Municipal Money Market Portfolio and New Jersey Tax-Free Income Portfolio must consist of New Jersey Municipal Obligations or direct U.S. Government obligations; the Portfolios must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables); and the Portfolios must satisfy certain reporting obligations and provide certain information to shareholders.

      Distributions of investment company taxable income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. The Money Market and Non-Money Market Municipal Portfolios may each purchase securities that do not bear Tax-Exempt Interest. Any income on such securities recognized by the Portfolio will be distributed and will be taxable to its shareholders.

      Each Portfolio intends to distribute to shareholders any of its excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

      In the case of corporate shareholders, distributions (other than capital gain dividends) of a Non-Money Market Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income from debt securities and of net realized short-term capital gains will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

      Ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%.

      Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. For shareholders of the Non-Money Market Portfolios, any loss incurred on the sale or exchange of a Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

      Generally, futures contracts held by a Portfolio at the close of the Portfolio's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time a Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

      The Internal Revenue Service has issued a private letter ruling with respect to certain other investment companies to the following effect: gains realized from a futures contract to purchase or to sell will be treated for purposes of the Short-Short Gain Test as being derived from a security held for three months or more regardless of the actual period for which the contract is held if the gain arises as a result of a constructive sale of the contract at the end of the taxable year as described above, and will be treated as being derived from a security held for less than three months only if the contract is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months elapses between the date the contract is acquired and the termination date. Although private letter rulings are not binding on the Internal Revenue Service with respect to the Portfolios, the Fund believes that the Internal Revenue Service would take a comparable position with respect to the Portfolios. In determining whether the Short-Short Gain Test is met for a taxable year, increases and decreases in the value of a Portfolio's futures contracts and securities that qualify as part of a "designated hedge," as defined in the Code, may be netted.

      Special rules govern the Federal income tax treatment of the portfolio transactions of the International Equity, International Emerging Markets and International Bond Portfolios and certain transactions of the other Portfolios that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "Section 988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" (as identified by such Treasury regulations) are not subject to the mark-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the Portfolios may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts the International Equity, International Emerging Markets and International Bond Portfolios may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

      In addition, certain forward foreign currency contracts held by a Portfolio at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, the contract will be subject to the 40-60 rule described above. Otherwise, such gain or loss will be ordinary in nature. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information the Treasury has not issued any such regulations. Forward foreign currency contracts entered into by the International Equity, International Emerging Markets and International Bond Portfolios also may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

      If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

      A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

      The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

      Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

      The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the Federal income tax consequences described above.


                    ADDITIONAL INFORMATION CONCERNING SHARES

      Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

      There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

      The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or
(iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


                                 MISCELLANEOUS

      COUNSEL. The law firm of Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as the Fund's counsel. The law firm of Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's counsel.

      INDEPENDENT ACCOUNTANTS.  Coopers & Lybrand L.L.P.       serves as the
Fund's and the Trust's independent accountants.

      FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on ________, 1996 owned of record or beneficially 5% or more of the outstanding shares of a Portfolio which had commenced operations as of that date was as follows: [ADD INFO]



      On _________, 1996, PNC Bank held of record approximately __% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

      BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PAMG, PIMC, BlackRock, PCM, PEAC, CastleInternational, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

      PAMG, PIMC, BlackRock, PCM, PEAC, CastleInternational and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

      SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                 FINANCIAL STATEMENTS

          COMPASS CAPITAL FUNDS. The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1996 (the "1996 Annual Report") are incorporated in this Statement of Additional Information by reference. No other parts of the 1996 Annual Report are incorporated by reference herein. The financial statements included in the 1996 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P., except for the statements of changes in net assets for the year ended June 30, 1995 for the Core Bond Portfolio and Short Government Bond Portfolio (now known as Low Duration Bond Portfolio) and the financial highlights for the periods ended June 30, 1995, 1994 and 1993 for those same Portfolios which have been audited by other auditors. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1996 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

          The financial highlights included in the 1996 Annual Report for each of the two years in the period ended June 30, 1995, and for the period from July 17, 1992 through June 30, 1993 for the Short Government Bond Portfolio and the period from December 9, 1992 through June 30, 1993 for the Core Bond Portfolio, and the statements of changes in net assets for the year ended June 30, 1995 for those same Portfolios have been audited by the former independent accountants of the Predecessor BFM Portfolios, Deloitte & Touche, L.L.P., whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance on the reports of Coopers & Lybrand, L.L.P. and Deloitte & Touche, L.L.P. given upon their authority as experts in accounting and auditing.

          INDEX MASTER PORTFOLIO. The audited financial statements for the U.S. Large Company Series of The DFA Investment Trust Company (the "Trust") for the fiscal year ended November 30, 1995 (the "1995 Index Master Report"), and the unaudited financial statements for the Trust's U.S. Large Company Series for the period ended September 30, 1996 (the "1996 Index Master Report"), are incorporated by reference into this Statement of Additional Information. No other parts of the 1995 Index Master Report or 1996 Master Report are incorporated by reference herein. The financial statements included in the 1995 Index Master Report have been audited by the Trust's independent accountants, Coopers & Lybrand L.L.P., whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1995 Index Master Report and 1996 Index Master Report may be obtained at no charge by telephoning the Trust at (310) 395-8005.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

           "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

           "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

           "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

           "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                           COMPASS CAPITAL FUNDS/(SM)/

                      STATEMENT OF ADDITIONAL INFORMATION

                 MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III


     This Statement of Additional Information provides supplementary information pertaining to Institutional Shares ("Shares") representing interests in the Multi-Sector Mortgage Securities Portfolio III (the "Portfolio") of Compass Capital Funds (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus of the Fund relating to the Portfolio dated

          ______________, as amended from time to time (the "Prospectus").  The
          --------------
Prospectus may be obtained from the Fund's distributor by calling toll-free
(800) 441-7379. This Statement of Additional Information is dated ______________. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                                    CONTENTS
                                                        Page
                                                        ----
THE FUND
INVESTMENT OBJECTIVE AND POLICIES
INVESTMENT RESTRICTIONS
TRUSTEES AND OFFICERS
INVESTMENT ADVISORY, ADMINISTRATION,
 DISTRIBUTION AND SERVICING ARRANGEMENTS
PORTFOLIO TRANSACTIONS
PURCHASE AND REDEMPTION INFORMATION
VALUATION OF PORTFOLIO SECURITIES
PERFORMANCE INFORMATION
TAXES
ADDITIONAL INFORMATION CONCERNING SHARES
MISCELLANEOUS
FINANCIAL STATEMENTS

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR

IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUND

          The Fund was organized on December 22, 1988 as a Massachusetts business trust. The Portfolio originally commenced operations on October 6, 1994 as a separate investment portfolio (the "Predecessor Portfolio") of The BFM Institutional Trust Inc., which was organized as a Maryland corporation. On April 26, 1996 the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio, which had no prior operating history.

          The Fund also offers other investment portfolios which are described in separate Prospectuses and a separate Statement of Additional Information.
For information concerning these other portfolios contact the distributor at the telephone number stated on the cover page of this Statement of Additional Information.


                       INVESTMENT OBJECTIVE AND POLICIES

          For a description of the objective and policies of the Portfolio, see "Investment Policies" in the Prospectus. In accordance with the applicable provisions of the Investment Company Act of 1940 (the "1940 Act"), the Portfolio will maintain with its custodian a segregated account of cash, cash equivalents, U.S. Government securities or other liquid debt to the extent the Portfolio's obligations require segregation from the use of investment practices listed below. The following information is provided for those investors desiring information in addition to that contained in the Prospectus.

OTHER INVESTMENT PRACTICES

          INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities that the Portfolio anticipates purchasing at a later date. The Portfolio will use these transactions as a hedge or for duration or risk management. The Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest e.g.,
                                                                         ----
an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

          The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted
                                    ----
out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. The Portfolio will accrue the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap on a daily basis and will segregate with a custodian an amount of cash or liquid securities having an aggregate net asset value at all times at least equal to the accrued excess. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. The Portfolio will ordinarily engage in such transactions only for bona fide hedging, risk management (including duration management) and other portfolio management purposes.

          CALLS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Portfolio may sell or purchase call options ("calls") on U.S. Treasury securities, mortgage-backed securities, other debt securities, indices, and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and future contracts. A call gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Portfolio must be "covered" as long as the call is outstanding (i.e., the Portfolio must own the
                                              ----
securities or futures contract subject to the call or other securities acceptable for applicable segregation requirements). A call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Portfolio to hold a security or futures contract which it might otherwise have sold. The purchase of a call gives the Portfolio the right to buy a security, futures contract or index at a fixed price. Calls on futures on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities and Eurodollar instruments must also be covered by deliverable securities or the futures contract or by liquid debt securities segregated to satisfy the Portfolio's obligations pursuant to such instruments.

          PUTS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Portfolio may purchase put options ("puts") that relate to U.S. Treasury securities, Mortgage-Backed Securities, other debt securities and Eurodollar instruments (whether or not it holds such securities in its portfolio), indices or futures contracts. The Portfolio may also sell puts on U.S. Treasury securities, Mortgage-Backed Securities, other debt securities, Eurodollar instruments, indices or futures contracts on such securities if the Portfolio's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid debt securities having a value not less than the exercise price. The Portfolio will not sell puts if, as a result, more than 50% of the Portfolio's assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Portfolio may be required to buy the underlying instrument at a price higher than the current market price.

          WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Portfolio may also purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate with its custodian cash or other liquid debt securities with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered and that the

Portfolio may incur a loss. Settlements in the ordinary course, which typically occur monthly for mortgage-related securities, are not treated by the Portfolio as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

          REPURCHASE AGREEMENTS. The Portfolio may invest temporarily, without limitation, in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities and will be entered into in accordance with the requirements of the SEC. The Portfolio may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Fund's Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Portfolio to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

          The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

          RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may purchase certain restricted securities ("Rule 144A securities") eligible for sale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be liquid, though no assurance can be given that a liquid market for Rule 144A securities will develop or be maintained. The Portfolio's holdings of Rule 144A securities which are liquid securities will not be subject to its limitation on investment in illiquid securities. The Fund's Board of Trustees has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid. The Board of Trustees will periodically review the Portfolio's purchases and sales of Rule 144A securities.

OTHER INVESTMENTS

     U.S. GOVERNMENT SECURITIES

     U.S. Government securities include:

               1. U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

               2. Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration ("FHA"), the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

               3. Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentalities may borrow, to meet its obligations, from the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service.

               4. Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Bank.

     Neither the value nor the yield of the Portfolio's shares or of the U.S. Government securities which may be invested in by the Portfolio are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Portfolio will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation, as a result of changes in interest rates, than debt securities with shorter maturities.

     MORTGAGE-BACKED SECURITIES

     As discussed in the Prospectus, the Mortgage-Backed Securities purchased by the Portfolio evidence an interest in a specific pool of mortgages. Such securities are issued by GNMA, FNMA and FHLMC and by private issuers, such as depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     GNMA CERTIFICATES. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorized GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under the guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     The GNMA certificates will represent a pro-rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to four-family housing units.

     FNMA CERTIFICATES. FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each FNMA certificate will entitle the registered holder thereof to receive amounts representing such holder's pro-rata interest in scheduled principal payments and interest payments (at such FNMA certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each FNMA certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; and (iii) adjustable rate mortgage loans.

     FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC certificates.

     FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such FHLMC certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC certificates represent a pro rata interest in a group of mortgage loans (a "FHLMC certificate group") purchased by FHLMC. The mortgage loans underlying the FHLMC certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates ("ARMs"). ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the mortgage. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities.
Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (collectively, "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through certificates. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC").

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage-Backed securities.

     The Portfolio also may invest in, among other things, parallel-pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are parallel-pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     The Portfolio may invest in CMO residuals. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs and related administrative expenses of the issuer.

     TYPES OF CREDIT ENHANCEMENT

     Mortgage-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

     RISK FACTORS RELATING TO MORTGAGE-BACKED SECURITIES

     The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed Securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

                            INVESTMENT RESTRICTIONS

     The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

     The Portfolio may not:

          (1) invest 25% or more of the value of its total assets in any one industry (Mortgage-Backed Securities and other securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof are not treated as industries); provided, however, that the Portfolio will, except for temporary defensive purposes, invest at least 25% of the value of its total assets in securities which represent interests in mortgages or liens on real property;

          (2) issue senior securities (including borrowing money, including on margin if margin securities are owned) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Portfolio's obligations under interest rate swaps are not treated as senior securities;

          (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Portfolio's investment objective and policies or the acquisition of securities subject to repurchase agreements;

          (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Portfolio may be deemed to be an underwriter;

          (5) invest for the purpose of exercising control over management of any company other than issuers of collateralized mortgage obligations;

          (6) purchase real estate or interests therein other than Commercial and Residential Mortgage-Backed Securities and similar instruments;

          (7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Portfolio becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool; or

          (8) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Portfolio's total assets and the Portfolio's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class.


                             TRUSTEES AND OFFICERS

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:


                                              PRINCIPAL OCCUPATION
NAME AND ADDRESS         POSITION WITH FUND   DURING PAST FIVE YEARS
----------------         ------------------   ----------------------
William O. Albertini     Trustee              Executive Vice President
Bell Atlantic Corporation                     and Chief Financial
1717 Arch Street                              Officer since February
47th Floor West                               1995, Vice President and
Philadelphia, PA  19103                       Chief Financial Officer
Age:                                          from January 1991 -
                                              February 1995, Bell Atlantic
                                              Corporation (a diversified
                                              telecommuni-cations company);
                                              Chairman, President and Chief
                                              Executive Officer from August 1989
                                              -January 1991, Bell Atlantic
                                              Enterprises International, Inc.;
                                              Director, Group Iusacell, S.A. de
                                              C.V.


NAME AND ADDRESS         POSITION WITH FUND   DURING PAST FIVE YEARS
----------------         ------------------   ----------------------
                                              since June 1994; Director,
                                              American Waterworks, Inc. since
                                              May 1990; Trustee, The Carl E. &
                                              Emily I. Weller Foundation since
                                              October 1991.


Raymond J. Clark/1/      Trustee,             Treasurer of Princeton
Office of the Treasurer  President and        University since 1987;
Princeton University     Treasurer            Trustee, The Compass
3 New South Building                          Capital Group of Funds
P.O. Box 35                                   from 1987 to 1996;
Princeton, New Jersey                         Trustee, United Way
08540                                         Princeton Area
Age:                                          Communities from 1992-94; Trustee,
                                              Chemical Bank, New Jersey Advisory
                                              Board from 1994 until 1995;
                                              Trustee, American Red Cross -
                                              Mercer County Chapter since 1995;
                                              and Trustee, United Way-Greater
                                              Mercer County since 1995.

Robert M. Hernandez      Trustee              Director since 1991,
USX Corporation                               Vice Chairman and Chief
600 Grant Street                              Financial Officer
6105 USX Tower                                since 1994, Executive
Pittsburgh, PA  15219                         Vice President -
Age:                                          Accounting & Finance and Chief
                                              Financial Officer from 1991 to
                                              1994, Senior Vice President -
                                              Finance and Treasurer from 1990 to
                                              1991, USX Corporation (a
                                              diversified company principally
                                              engaged in energy and steel
                                              businesses); Director, ACE
                                              Limited; Trustee, Allegheny
                                              General Hospital and Allegheny
                                              Health, Education and Research
                                              Foundation; Director, Marinette
                                              Marine Corporation; Director,
                                              Pittsburgh

----------
/1/ This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.


NAME AND ADDRESS         POSITION WITH FUND   DURING PAST FIVE YEARS
----------------         ------------------   ----------------------

                                              Baseball, Inc.; and Director and
                                              Chairman of the Board, RMI
                                              Titanium Company.

Anthony M. Santomero     Vice Chairman        Deputy Dean from
The Wharton School       of the Board         1990 to 1994, Richard
University of                                 K. Mellon Professor
 Pennsylvania                                 of Finance since April
Room 2344                                     1984, Director, Wharton
Steinberg                                     Financial Institutions
 Hall-Dietrich Hall                           Center, since July 1995,
Philadelphia, PA                              and Dean's Advisory Council Member
19104-6367                                    since July 1984, The Wharton
Age:                                          School, University of
                                              Pennsylvania; Associate Editor,
                                              Journal of Banking and Finance
                                              since June 1978; Associate Editor,
                                              Journal of Economics and Business
                                              since October 1979; Associate
                                              Editor, Journal of Money, Credit
                                              and Banking since January 1980;
                                              Research Associate, New York
                                              University Center for Japan-U.S.
                                              Business and Economic Studies
                                              since July 1989; Editorial
                                              Advisory Board, Open Economics
                                              Review since November 1990;
                                              Director, The Zweig Fund and The
                                              Zweig Total Return Fund; Director
                                              of Municipal Fund for California
                                              Investors, Inc., and Municipal
                                              Fund for New York Investors, Inc.

David R. Wilmerding, Jr. Chairman             President, Gates,
One Aldwyn Center        of the Board         Wilmerding, Carper &
Villanova, PA  19085                          Rawlings, Inc.
Age:                                          (investment advisers) since
                                              February 1989; Director, Beaver
                                              Management Corporation; Director,
                                              Independence Square Income
                                              Securities, Inc.; until September
                                              1988, President, Treasurer and
                                              Trustee, The Mutual


NAME AND ADDRESS         POSITION WITH FUND   DURING PAST FIVE YEARS
----------------         ------------------   ----------------------
                                              Assurance Company; until September
                                              1988, Chairman, President
                                              Treasurer and Director, The Green
                                              Tree Insurance Company (a wholly-
                                              owned subsidiary of The Mutual
                                              Assurance Company); until
                                              September 1988, Director, Keystone
                                              State Life Insurance Company;
                                              Director, Trustee or Managing
                                              General Partner of a number of
                                              investment companies advised by
                                              PIMC.

Morgan R. Jones          Secretary            Partner in the law
Philadelphia National                         firm of Drinker Biddle &
 Bank Building                                Reath, Philadelphia,
1345 Chestnut Street                          Pennsylvania.
Philadelphia, PA 19107-3496
Age:


     The Fund pays trustees who are not affiliated with PNC Asset Management Group, Inc. ("PAMG") or Compass Distributors, Inc. ("CDI" or "Distributor") $10,000 annually and $275 per Portfolio for each full meeting of the Board that they attend. Trustees who are not affiliated with PAMG or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of PAMG, PNC Institutional Management Corporation ("PIMC"), Provident Capital Management, Inc. ("PCM"), BlackRock Financial Management, Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), Morgan Grenfell Investment Services Limited ("Morgan Grenfell"), CastleInternational Asset Management Limited ("CastleInternational"), PFPC Inc. ("PFPC"), Compass Capital Group, Inc. ("CCG"), Compass Distributors, Inc. ("CDI" and, collectively with PFPC and CCG, the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. Drinker Biddle & Reath, of which Mr. Jones is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each Portfolio of the Fund.

     The table below sets forth the compensation actually received from the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1996:



                                                                               TOTAL
                                            PENSION OR                     COMPENSATION
                                            RETIREMENT                         FROM
                              AGGREGATE      BENEFITS       ESTIMATED     REGISTRANT AND
                            COMPENSATION    ACCRUED AS        ANNUAL       FUND COMPLEX/1/
NAME OF PERSON, POSITION        FROM       PART OF FUND   BENEFITS UPON     PAID TO
                             REGISTRANT      EXPENSES       RETIREMENT       TRUSTEES
------------------------    -------------  ------------   -------------   ----------------
Philip E. Coldwell,/*/            $ 1,875       N/A            N/A          (4)/2/ $41,325
 Trustee

Robert R. Fortune,/*/             $ 1,875       N/A            N/A           (6)/2/$61,325
 Trustee

Rodney D. Johnson,/*/             $ 1,875       N/A            N/A           (6)/2/$53,325
 Trustee

G. Willing Pepper,/*/             $ 3,125       N/A            N/A           (7)/2/$92,575
 Former Chairman of
 the Board

Anthony M.                        $38,025       N/A            N/A           (6)/2/$58,500
 Santomero, Vice
 Chairman of the
 Board

David R. Wilmerding,              $43,025       N/A            N/A          (7)/2/ $64,750
 Jr., Chairman of the
 Board

William O.
 Albertini, Trustee**             $31,150       N/A            N/A          (1)/2/ $31,150


Raymond J. Clark,
 Trustee, President               $31,150       N/A            N/A          (1)/2/ $31,150
 and Treasurer**

Robert M. Hernandez,
 Trustee**                        $31,150       N/A            N/A          (1)/2/ $31,150

==========================================================================================

----------
/1/ A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.
/2/ Total number of investment company boards trustee served on within the Fund Complex.

* Messrs. Coldwell, Fortune, Johnson and Pepper resigned as trustees of the Fund on January 4, 1996.

** Messrs. Albertini, Clark and Hernandez were elected as trustees by the shareholders of the Fund on January 4, 1996.


     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.

                     INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

          ADVISORY AGREEMENT. The advisory services provided by BlackRock and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, BlackRock may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses. In addition, if the total expenses borne by the Portfolio in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, BlackRock and the Administrators will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional Information, to the knowledge of the Fund, there were no state expense limitations more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1 1/2% of average annual net assets in excess of $100 million.

          BlackRock renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Contract"). Under the Advisory Contract, BlackRock is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BlackRock in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract is terminable as to the Portfolio by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BlackRock. BlackRock may also terminate its advisory relationship with respect to the Portfolio, on 60 days' written notice to the Fund. The Advisory Contract terminates automatically in the event of its assignment.

          For the period from April 26, 1996 through September 30, 1996, the Portfolio paid $________ in advisory fees to BlackRock, and BlackRock waived $_______ in expenses.

          The Predecessor Portfolio was also advised by BlackRock. For the period from April 1, 1996 through April 25, 1996, the Portfolio paid $_______ in advisory fees to BlackRock, and BlackRock waived $______ in expenses. For the fiscal period from July 1, 1995 to March 31, 1996 and the fiscal period from October 6, 1994 (commencement of investment operations) through June 30,

1995, the Predecessor Portfolio paid $213,047 and $189,677, respectively, in investment advisory fees to BlackRock pursuant to the prior advisory agreement. In addition, during the same periods, BlackRock waived $3,652 and $56,269, respectively, in expenses.

          ADMINISTRATION AGREEMENTS. The Fund has entered into a Co-Administration Agreement with CCG and a separate Administration Agreement with PFPC and CDI (the "Administration Agreements"). The Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund.

          The Administration Agreements provide that the Administrators will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

          For the period from April 26, 1996 through September 30, 1996, the Portfolio paid $______ in administrative fees to the Administrators, and the Administrators waived fees totalling
$________.

          During the periods from April 1, 1996 through April 25, 1996 and January 13, 1996 through March 31, 1996, the Predecessor Portfolio paid $_______ and $8,620, respectively, in administrative fees to the Administrators, and the Administrators waived fees totalling $_______ and $_______, respectively.

          During the period from July 1, 1995 through January 12, 1996, the Predecessor Portfolio received administrative services from PFPC. During that period, the Predecessor Portfolio paid PFPC $55,878 in administrative fees pursuant to a prior administrative agreement. Prior to July 1, 1995, the Predecessor Portfolio received administrative services from State Street Bank and Trust Company ("State Street"). During the fiscal period from October 6, 1994 (commencement of investment operations) through June 30, 1995, the Predecessor Portfolio paid $32,948 in administrative fees to State Street pursuant to a prior administration agreement.

          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank, National Association ("PNC Bank") is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. The Chase Manhattan Bank, N.A., State Street Bank and Trust Company, Barclays Bank PLC and Citibank, N.A. serve as the Fund's sub-custodians.

          For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon the Portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges.

          PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems shares in the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional Shares under the Transfer Agency Agreement, PFPC is entitled to receive fees at the annual rate of .03% of the average net asset value of outstanding Institutional Shares in the Portfolio, plus per account fees and disbursements.

          DISTRIBUTOR AND DISTRIBUTION PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

          The Fund has adopted an Amended and Restated Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the

1940 Act on behalf of its Institutional Shares pursuant to which the Distributor, CCG and other affiliates of PNC Bank and other parties that receive fees from the Fund may each make payments without limitation as to amount relating to distribution or sales support activities in connection with the Portfolio's Institutional Shares out of its past profits or any additional sources which are available to it. The Plan was approved by a majority of (i) the trustees of the Fund and (ii) the trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). The Fund is not required or permitted under the Plan to make distribution payments to promote the sale of its Institutional Shares; the Plan merely permits parties that receive fees from the Fund to make such payments out of their own resources.

          The Plan will continue from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to the Portfolio at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio. The Plan may not be amended materially without the approval of the Board of Trustees, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Any modification to the Plan which would materially increase the costs borne by the Portfolio for distribution purposes pursuant to the Plan must also
be submitted to the stockholders of the Portfolio for approval.   In addition,
while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

                             PORTFOLIO TRANSACTIONS

          The Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Portfolio invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of debt securities on a stock exchange are effected through brokers who charge a commission for their services.

          The Adviser's primary considerations in selecting the manner of executing securities transactions for the Portfolio will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

          The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Portfolio without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Adviser, and does not reduce the Adviser's normal research activities in rendering investment advice under the Advisory Contract. It is possible that the Adviser's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

          One or more of the other accounts which the Adviser manages may own from time to time the same investments as the Portfolio. Investment decisions for the Portfolio are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Adviser in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Portfolio. In other cases, however, the ability of the Portfolio to participate in volume transactions may produce better execution for the Portfolio.

          Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the policy of the Portfolio to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Portfolio will not exceed 400%, excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rate, actual turnover may be higher or lower. Higher portfolio turnover results in increased Portfolio expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The Adviser will monitor the tax status of the Portfolio under the Internal Revenue Code during periods in which the annual turnover rate of the Portfolio exceeds 100%. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Portfolio's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. See "Taxes" below.

          For the period form April 26, 1996 through September 30, 1996, the Portfolio paid no brokerage commissions. In addition, for the same period, the portfolio turnover rate for the Portfolio was ___%. For the period from April 1, 1996 through April 25, 1996, the period from July 1, 1995 through March 31, 1996 and the period from October 6, 1994 (commencement of operations) through June 30, 1995, the Predecessor Portfolio paid no brokerage commissions. In addition, for the same periods, the portfolio turnover rate for the Predecessor Portfolio was ___%, 119% and 215%, respectively.

          The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1996, the following Portfolios held the following securities:


PORTFOLIO                       SECURITY                        VALUE
---------                       --------                        -----

                      PURCHASE AND REDEMPTION INFORMATION

          Institutional Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received.

          EXCHANGE PRIVILEGE.   By use of the exchange privilege, the investor
authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

          MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

          Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          In addition to the situations described in the Prospectus, the Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

                       VALUATION OF PORTFOLIO SECURITIES

          In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

                            PERFORMANCE INFORMATION

          TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements or in communications to shareholders, performance may be stated in terms of total return. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                                        ERV  /to the first power divided by n/
                                 T = [(-----)  - 1]
                                         P
          Where:    T =  average annual total return.

                ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

     Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     The total returns for the Portfolio include performance information for the Predecessor Portfolio for periods prior to April 26, 1996, the date on which the assets and liabilities of the Predecessor Portfolio were transferred to the Portfolio. Based on the foregoing, the total returns for the Portfolio were as follows:


================================================================================

================================================================================
                                    AGGREGATE TOTAL    Average Annual
                                        RETURN          Total Return
                                    ---------------   -----------------

                                        FOR THE
                                     TWELVE MONTHS    From Commencement
                                         ENDED         of Operations to
                                        9/30/96          9/30/96/(1)/
                                    ---------------   -----------------
--------------------------------------------------------------------------------

                                                 %                  %
                                        ---------           --------
================================================================================


/(1)/  Predecessor Portfolio commenced investment operations on October
       6, 1994.

     The Portfolio may also from time to time include in advertisements and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Broad Investment Grade Index, as appropriate, the Portfolio may calculate the aggregate total return for its shares for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in the Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     YIELD. The Portfolio may advertise its yield on its Institutional Shares. Under the rules of the SEC, the Portfolio must calculate yield using the following formula:

                      a-b
          YIELD = 2[(----- +1)/to the sixth power/ - 1]
                      cd

          Where:    a =  dividends and interest earned during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and
(b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

     The annualized yield for the 30-day period ended September 30, 1996 for the Portfolio was ___%.

          OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of Institutional Shares of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan. As illustrated below, the Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in the Portfolio.



          [CHART ILLUSTRATING THE COMPOUNDING EFFECT OF DIVIDEND REINVESTMENTS]

     MISCELLANEOUS. Yield on shares of the Portfolio will fluctuate daily and does not provide a basis for determining future yield. Because yield will fluctuate, it cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Authorized Dealers and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolio.

     As stated above, the Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the Portfolio are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Portfolio, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of BlackRock as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Portfolio. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the

Portfolio. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Portfolio will elect to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investment in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain other investments (including securities and forward foreign currency exchange contracts, but only to the extent that such contracts are not directly related to the Portfolio's principal business of investing in stock or securities) held for less than three months (the "Short-Short Gain Test"). Future Treasury regulations may provide that foreign currency gains that are not "directly related" to the Portfolio's principal business of investing in stock or securities will not satisfy the Income Requirement. Interest (including original issue discount and "accrued market discount") received by the Portfolio at maturity or upon disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security held for less than three months for purposes of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any taxable distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Portfolio intends to distribute to shareholders any of its excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Net capital gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether net capital gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

     It is expected that distributions from the Portfolio will generally not qualify for the "dividends received" deduction for corporate shareholders.

     Ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

     Generally, futures contracts held by the Portfolio at the close of the Portfolio's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

     Under the Federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income for a taxable year must be derived from gains realized on the sale or other disposition of securities held for less than three months. The Internal Revenue Service has issued a private letter ruling with respect to certain other investment companies to the following effect: gains realized from a futures contract to purchase or to sell will be treated as being derived from a security held for three months or more regardless of the actual period for which the contract is held if the gain arises as a result of a constructive sale of the contract at the end of the taxable year as described above, and will be treated as being derived from a security held for less than three months only if the contract is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months elapses between the date the contract is acquired and the termination date. Although private letter rulings are not binding on the Internal Revenue Service with respect to the Portfolio, the Fund believes that the Internal Revenue Service would take a comparable position with respect to the Portfolio. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Portfolio's futures contracts and securities that qualify as part of a "designated hedge," as defined in the Code, may be netted.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of the each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolio each year.

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the Federal income tax consequences described above.


                    ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of Portfolio or class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund will be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


                                 MISCELLANEOUS

     COUNSEL. The law firm of Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as the Fund's counsel.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand, L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants.

     FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on December ___, 1996 owned of record or beneficially 5% or more of the outstanding shares of the Portfolio was as follows: Ameritech Pension Trust, c/o Harris Trust & Savings Bank, 111 West Monroe 5W, Chicago, IL 60603,
______%.

     On December ___, 1996, PNC Bank held of record approximately ___% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, BlackRock, CCG, PFPC and PNC Bank are subject to such banking laws and regulations.

     PIMC, BlackRock, CCG, PFPC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would be subject to shareholder approval.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" means, with respect to the approval of the Portfolio's investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of
(1) 67% of the shares of the Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

                                 FINANCIAL STATEMENTS

          The audited financial statements for the Portfolio contained in its Annual Report to Shareholders for the period ended September 30, 1996 (the "1996 Annual Report") are incorporated by reference in this Statement of Additional Information. No other parts of the 1996 Annual Report are incorporated by reference herein. The financial statements included in the 1996 Annual Report have been audited by the Fund's independent accountant, Coopers & Lybrand L.L.P., except for the financial statements and financial highlights covering the periods ended March 31, 1996 and June 30, 1995 which have been audited by other auditors. The reports of Coopers & Lybrand, L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

          The financial statements included in the 1996 Annual Report for the period from October 6, 1994 through June 30, 1995 and for the nine month period ended March 31, 1996 have been audited by the former independent accountants of the Predecessor Portfolio, Deloitte & Touche, L.L.P., whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance on the reports of Coopers & Lybrand L.L.P. and Deloitte & Touche, L.L.P. given upon their authority as experts in accounting and auditing.

                           COMPASS CAPITAL FUNDS/SM/
                          (FORMERLY, THE PNC(R) FUND)
                                     PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1) Included in Part A of the Registration Statement are the following tables:

                    (i) Audited Financial Highlights for the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, Value Equity, Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Emerging Markets, Select Equity, Index Equity, Balanced, Intermediate Government Bond, Intermediate Bond, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Government Income and Ohio Tax-Free Income Portfolios for the fiscal years ended September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993, September 30, 1992, September 30, 1991 and September 30, 1990.

                    (ii) Audited Financial Highlights for the  International
                         Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios for the periods ended September 30, 1996 and January 31, 1996, and for the fiscal years ended February 28, 1995, February 28, 1994, February 28, 1993 and February 29, 1992.

                   (iii) Audited Financial Highlights for the Low Duration Bond
                         and Core Bond Portfolios for the periods ended September 30, 1996 and March 31, 1996, and for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.

                    (iv) Audited Financial Highlights for the Multi-Sector
                         Mortgage Securities Portfolio III for the periods ended September 30, 1996 and March 31, 1996, and for the period ended June 30, 1995.

               (2) Incorporated by reference into Part B of the Registration Statement are the following audited financial statements:

                    (i) With respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, New Jersey Municipal Money Market and Virginia Municipal Money Market
                         Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1996;

                              Statements of Net Assets -September 30, 1996;

                              Statements of Operations for the year or period ended September 30, 1996;

                              Statements of Changes in Net Assets for the year or period ended September 30, 1996;

                              Notes to Financial Statements.

                   (ii) With respect to the Value Equity, Growth Equity, Small Cap Growth Equity, Select Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1996;

                              Statements of Net Assets (all Portfolios except International Equity and International Emerging Markets Portfolios) - September 30, 1996;

                              Schedules of Investments with respect to the International Equity and International Emerging Markets Portfolios - September 30, 1996;

                              Statements of Operations for the year ended
                              September 30, 1996;

                              Statements of Changes in Net Assets for the year ended September 30, 1996;

                              Notes to Financial Statements.

                  (iii) With respect to the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Intermediate Bond, Government Income, Low Duration Bond, Core Bond, New Jersey Tax-Free Income and International Bond
                         Portfolios:

                              Report of Independent Accountants (Coopers &
                              Lybrand L.L.P.) for the fiscal year ended
                              September 30, 1996;

                              Schedules of Investments and Statements of Assets and Liabilities (all Portfolios except Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios) -September 30, 1996;

                              Statements of Net Assets with respect to the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios - September 30, 1996;

                              Statements of Operations for the year or periods ended September 30, 1996;

                              Statements of Changes in Net Assets for the year or periods ended September 30, 1996 and 1995 and for the period ended March 31, 1996 for the Low Duration Bond (formerly the Short Government Bond) Portfolio and Core Bond Portfolio;

                              Financial highlights for all periods presented except for the periods ended June 30, 1995 and prior periods for the Short Government Bond and Core Bond Portfolios.

                              Notes to Financial Statements.

          (iv)    With respect to the Low Duration Bond Portfolio
                  (formerly the Short Government Bond Portfolio) and Core Bond Portfolio

                       Report of Independent Accountants (Deloitte & Touche L.L.P.) for the fiscal year ended June 30, 1995 as it relates to the Statement of Changes in Net Assets for the year ended June 30, 1995 and the Financial Highlights for the years or period ended June 30, 1995, 1994 and 1993 .

          (v)     With respect to The Multi-Sector Mortgage Securities
                  Portfolio III:

                     Report of Independent Accountants (Coopers &
                     Lybrand L.L.P.) for the fiscal year ended
                     September 30, 1996 as it relates to:

                       The Schedule of Investments--September 30, 1996

                       Statement of Assets and Liabilities--September 30, 1996

                       Statement of Operations for the period ended September 30, 1996

                       Statement of Changes in Net Assets and Financial Highlights for the period ended September 30, 1996

                     Reports of Independent Accountants (Deloitte & Touche L.L.P) for the fiscal year ended June 30, 1995 and the period ended March 31, 1996 as it relates to:

                       Statement of Operations for the period ended March 31,
                       1996

                       Statement of Changes in Net Assets and Financial Highlights for the periods ended March 31, 1996 and June 30, 1995

          (vi) With respect to the U.S. Large Company Series of The DFA Investment Trust Company:

                     Report of Independent Accountants for the fiscal year ended November 30, 1995;

                       Statement of Net Assets - November 30, 1995;

                       Statement of Operations for the year ended
                       November 30, 1995;

                       Statement of Changes in Net Assets for the year ended November 30, 1995;

                       Notes to Financial Statements.

          (vii) With respect to the U.S. Large Company Series of The DFA Investment Trust Company:

                       Statement of Net Assets - September 30, 1996
                       (unaudited);

                       Statement of Operations for the ten months ended September 30, 1996 (unaudited);

                       Statement of Changes in Net Assets for the ten months ended September 30, 1996 (unaudited);


                         Notes to Financial Statements (unaudited).

     (b)  Exhibits:

          (1) (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit
                    (1) of Registrant's Registration Statement on Form N-1A filed on December 23, 1988.

               (b) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on May 11, 1989.

                    (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996 ("Post-Effective Amendment No. 23").

               (2) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Registrant's Registration Statement on Form N-1A, filed on December 23, 1988.

               (3)       None.

               (4) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A filed on December 23, 1988;
                         Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Registrant's Registration Statement on Form N-1A filed on December 23, 1988.

               (5)  (a)  Investment Advisory Agreement between Registrant and
                         PNC Asset Management Group, Inc. relating to all Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities
                         Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-

                         Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (c) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 23.

                    (d) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (e) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S.

                         Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (i) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (j) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated by reference to
                         Exhibit 5(k) of Post-Effective Amendment No. 23.

                    (k) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated by reference to Exhibit 5(l) of Post-Effective Amendment No. 23.

                    (l) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and

                         BlackRock Financial Management, Inc. with respect to the International Bond Portfolio.

               (6)  (a)  Distribution Agreement between Registrant and Provident
                         Distributors, Inc. dated January 31, 1994 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (b) Appendix A to the Distribution Agreement between Registrant and Compass Distributors, Inc. is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on July 29, 1996.

                    (c) Form of Appendix A to the Distribution Agreement between Registrant and Compass Distributors, Inc. is incorporated by reference to Exhibit 6(c) of Post-Effective Amendment No. 23.

                    (d) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994 is incorporated herein by reference to
                         Exhibit 6(c) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (e) Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (7)       None.

               (8)  (a)  Custodian Agreement dated October 4, 1989 between
                         Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 1 to

                         Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (d) Appendix B to Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(d) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on July 29, 1996.

                    (e) Form of Appendix B to Custodian Agreement dated October 4, 1989 between Registrant and PNC Bank, National Association is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 23.

                    (f) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (g) Global Sub-Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit
                         (8)(e) of Post-Effective Amendment No. 14 to
                         Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (h) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit
                         (8)(f) of Post-Effective Amendment No. 14 to
                         Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (i) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (j) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (k) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (l) Letter Agreement dated March 1, 1993 between Registrant and PNC Bank, National Association relating to custodian services with respect to the North Carolina Municipal Money Market, Short-Term Bond, Intermediate-Term Bond, Small Cap Growth Equity and Core Equity Portfolios is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

               (9)  (a)  Administration Agreement among Registrant, Compass
                         Distributors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit (9)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, Compass Distributors, Inc. and PFPC Inc. is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 23.

                    (c) Co-Administration Agreement between Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (d) Form of Appendix A to Co-Administration Agreement between Registrant and Compass Capital Group, Inc. is incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 23.

                    (e) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9(e) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (f) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to

                         Exhibit 9(h) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.

                    (g) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to
                         Exhibit 9(h) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (h) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (i) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Value Equity, Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                     (j) Appendix C to Transfer Agency Agreement between
                         Registrant and PFPC Inc. is
                         incorporated herein by reference to Exhibit (9)(k) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on October 12, 1995.

                    (k) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit 9(k) of Post-Effective Amendment No. 23.


                    (l) Trademark License Agreement between Registrant and PNC Bank Corp. is incorporated herein by reference to
                         Exhibit 9(h) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.


               (10)      Opinion and Consent of Counsel./1/


               (11) (a)  Consent of Drinker Biddle & Reath.

                    (b)  Consent of Deloitte & Touche LLP.

                    (c)  Consent of Coopers & Lybrand, L.L.P.

               (12)      None.

               (13) (a) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. ("Shearson") relating to Classes A-1, B-1, C-1, D-2, E-2, F-2 and G-2 is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (b) Purchase Agreement between Registrant and Shearson relating to shares of Class H-2 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 2 to Registrant's

-------------------
/1/ Filed on November 26, 1996 under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

                         Registration Statement on Form N-1A filed on April 30, 1990.

                    (c) Purchase Agreement between Registrant and Shearson relating to shares of Class I-1, Class I-2, Class J-1, Class J-2, Class K-2, Class L-2, Class M-2, Class N-2, Class O-2 and Class P-2 is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (d) Purchase Agreement between Registrant and Shearson relating to shares of Class D-1, Class E-1, Class F-1, Class G-1, Class H-1, Class K-1, Class L-1, Class M-1, Class N-1, Class O-1, Class P-1, Class A-2, Class B-2, Class C-2, Class I-2, Class J-2, Class A-3, Class B-3, Class C-3, Class D-3, Class E-3, Class F-3, Class G-3, Class H-3, Class I-3, Class J-3, Class K-3, Class L-3, Class M-3, Class N-3, Class O-3 and Class P-3 is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (e) Purchase Agreement between the Registrant and Pennsylvania Merchant Group Ltd relating to shares of Class Q-1, Class Q-2, Class Q-3, Class R-1, Class R-2, Class R-3, Class S-1, Class S-2, Class S-3, Class T-1, Class T-2, Class T-3, Class U-1, Class U-2 and Class U-3 is incorporated herein by reference to Exhibit
                         (13)(e) of Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A as filed on November 10, 1993.

                    (f) Purchase Agreement dated September 30, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class A-4, Class D-4, Class E-4, Class F-4, Class G-4, Class H-4, Class K-4, Class L-4, Class M-4, Class N-4, Class O-4, Class P-4, Class R-4,
                         Class S-4, Class T-4, Class U-4, Class

                         W-4, Class X-4, Class Y-4 is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (g) Purchase Agreement dated February 1, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1, Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3 is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (h) Purchase Agreement dated August 1, 1995 between Registrant and Provident Distributors, Inc. relating to shares of Class Z-1, Class Z-2 and Class Z-3 is incorporated herein by reference to Exhibit (13)(h) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (i) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to shares of Class AA-1, Class AA-2, Class AA-3, Class AA-4 and Class AA-5; Class BB-1, Class BB-2, Class

                         BB-3, Class BB-4 and Class BB-5; Class CC-3; Class A-5, Class B-4, Class B-5, Class C-4, Class C-5, Class I-4, Class I-5, Class J-4, Class J-5, Class Q-4, Class Q-5, Class V-4, Class V-5, Class Z-4 and Class Z-5; Class X-1 and Class X-3; and Class D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5, X-
                         5 and Y-5 is incorporated by reference to Exhibit 13(i) of Post-Effective Amendment No. 23.

                    (j) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class DD-1, Class DD-2, Class DD-3, Class DD-4 and

                         DD-5; and Class EE-1, Class EE-2, Class EE-3, Class EE-4 and Class EE-5 is incorporated by reference to
                         Exhibit 13(j) of Post-Effective Amendment No. 23.


               (14)      None.

               (15) (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor and Institutional Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated by reference to
                         Exhibit 15(b) of Post-Effective Amendment No. 23.


               (16) Schedules for computation of performance quotations are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.

               (18) Plan Pursuant to 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (24) (a) Registrant's Annual Report dated September 30, 1996 is incorporated herein by reference to Registrant's filing including such Annual Report and filed on November 29, 1996 (Accession Nos. 0000935069-000160 and
                         0000935069-000163).

                    (b) Annual Report for The DFA Investment Trust Company ("DFA") (File No. 811-7436) dated November 30, 1995 with respect to the U.S. Large Company Series is incorporated herein by reference to

                         DFA's filing including such Annual Report and filed on January 26, 1996 (Accession No. 0000950116-96-000032).

                    (c) Unaudited Financial Statements for the Ten Months Ended September 30, 1996.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities


          Compass Distributors, Inc. has provided the initial capitalization for and holds all of the outstanding shares of beneficial interest of the following classes as of November 30, 1996: B-4, B-5, C-4, C-5, D-5, E-5, F-4, F-5, G-5,
H-5, I-4, I-5, J-4, J-5, L-5, M-5, P-5, Q-4, Q-5, R-5, S-4, S-5, V-2, V-4, V-5,
X-1, X-3, X-5, Y-5, Z-4, Z-5, AA-3, AA-5, BB-5, DD-1, DD-2, DD-3, DD-4, DD-5,
EE-1, EE-2, EE-3, EE-4 and EE-5.

          With regard to the other classes of shares, the following information is as of November 30, 1996:


               Title of Class            Number of Record Holders
               --------------            ------------------------
                 Class A-1                        605
                 Class B-1                        187
                 Class C-1                         57
                 Class D-1                        528
                 Class E-1                        105
                 Class F-1                          7
                 Class G-1                        468
                 Class H-1                         94
                 Class I-1                          2
                 Class J-1                         28
                 Class K-1                          2
                 Class L-1                          2
                 Class M-1                         82
                 Class N-1                      3,271
                 Class O-1                          1
                 Class P-1                          9
                 Class Q-1                          4
                 Class R-1                        680
                 Class S-1                          1
                 Class T-1                        354
                 Class U-1                          7
                 Class V-1                          2
                 Class W-1                        112
                 Class Y-1                          9
                 Class Z-1                         91
                 Class AA-1                       126
                 Class BB-1                       866
                 Class A-2                        654
                 Class B-2                         71
                 Class C-2                          6
                 Class D-2                        451
                 Class E-2                      1,796
                 Class F-2                        248
                 Class G-2                        631
                 Class H-2                        149
                 Class I-2                          3
                 Class J-2                         53
                 Class K-2                        115
                 Class L-2                         31
                 Class M-2                        404
                 Class N-2                        578
                 Class O-2                        331
                 Class P-2                        629
                 Class Q-2                          3
                 Class R-2                         31
                 Class S-2                         32


               Title of Class            Number of Record Holders
               --------------            ------------------------
                 Class T-2                       748
                 Class U-2                        86
                 Class W-2                        11
                 Class X-2                        39
                 Class Y-2                       109
                 Class Z-2                        20
                 Class AA-2                       10
                 Class BB-2                       12
                 Class A-3                        16
                 Class B-3                         3
                 Class C-3                         2
                 Class D-3                        19
                 Class E-3                         9
                 Class F-3                        23
                 Class G-3                        22
                 Class H-3                         4
                 Class I-3                         7
                 Class J-3                         2
                 Class K-3                         8
                 Class L-3                         4
                 Class M-3                         1
                 Class N-3                        38
                 Class O-3                         8
                 Class P-3                        38
                 Class Q-3                        14
                 Class R-3                        39
                 Class S-3                        10
                 Class T-3                        73
                 Class U-3                        21
                 Class V-3                        10
                 Class W-3                         2
                 Class Y-3                        10
                 Class Z-3                         1
                 Class BB-3                      101
                 Class CC-3                        2
                 Class A-4                         2
                 Class D-4                       389
                 Class E-4                       844
                 Class G-4                       543
                 Class H-4                         6
                 Class K-4                         2
                 Class L-4                         9
                 Class M-4                       265
                 Class N-4                       482
                 Class O-4                       362
                 Class P-4                       406
                 Class R-4                         1
                 Class T-4                     1,263
                 Class U-4                       189
                 Class W-4                        10




               Title of Class            Number of Record Holders
               --------------            ------------------------

                 Class X-4                    621
                 Class Y-4                     91
                 Class BB-4                   115
                 Class A-5                      1
                 Class N-5                      2
                 Class 0-5                     77
                 Class P-5                      2
                 Class T-5                     48
                 Class U-5                      3
                 Class W-5                      6

Item 27.  Indemnification

          Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit (6)(a). Indemnification of PFPC Inc. and Compass Distributors, Inc. in their capacity as co-administrators is provided for in
Section 7 of the Administration Agreement incorporated by reference herein as
Exhibit 9(a). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 8(a) and Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 9(e). Indemnification of Compass Capital Group, Inc. in its capacity as co-administrator as provided for in Section 7 of the Co-Administration Agreement incorporated by reference herein as Exhibit 9(c). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

           Indemnification of Trustees, Officers, Representatives and Employees.
           -------------------------------------------------------------------
    The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter
                                               ------
    as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties,

    provided that as to any matter disposed of by a compromise payment by such
    --------
    person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for

                Title of Class                    Number of Record Holders
                --------------                    ------------------------

    any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of
                       --------
    indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person
                                            --------
    shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders.  In case any Shareholder or former
         -------------------------------
    Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.


Item 28. Business and Other Connections of Investment Advisers

         (a) PNC Asset Management Group, Inc. ("PAMG") is an indirect wholly-owned subsidiary for PNC Bank Corp. PAMG was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 28 of officers and directors of PAMG, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PAMG pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

          (b) PNC Institutional Management Corporation ("PIMC") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of PIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

          (c) Provident Capital Management, Inc. ("PCM") is an indirect wholly-owned subsidiary of PNC Bank Corp. PCM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-1438).

          (d) BlackRock Financial Management, Inc. ("BlackRock") is an indirect wholly-owned subsidiary of PNC Bank Corp.

BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

          (e) PNC Equity Advisors Company ("PEAC") is an indirect wholly-owned subsidiary of PNC Bank Corp. PEAC currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PEAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PEAC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47711).

          (f) CastleInternational Asset Management Limited ("CastleInternational") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of CastleInternational, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by CastleInternational pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 29.  Principal Underwriter

          (a)  Not applicable.

          (b) The information required by this Item 29 with respect to each director, officer or partner of Compass Distributors, Inc. is incorporated by reference to Schedule A of FORM BD filed by Compass Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

          (c)  Not applicable.

Item 30.  Location of Accounts and Records

               (1) PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania

                    19102 (records relating to its functions as custodian).

               (2) Provident Capital Management, Inc., 30 South 17th Street, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (3) Compass Distributors, Inc., 259 Radnor-Chester Road, Suite 135, Radnor, Pennsylvania 19807 (records relating to its functions as distributor and co-administrator).

               (4) PNC Asset Management Group, Inc., 1835 Market Street, 15th Floor, Eleven Penn Center, Philadelphia, PA 19103 (records relating to its functions as investment adviser).

               (5) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

               (6) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and sub-adviser).

               (7) PNC Equity Advisors Company, 1835 Market Street, 15th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (8) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

               (9) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

               (10) State Street Bank and Trust Company, P.O. Box 1631, Boston,
                    Massachusetts (records relating to its function as sub-custodian).

               (11) Barclays Bank PLC, 75 Wall Street, New York, New York 10265
                    (records relating to its function as sub-custodian).

               (12) Compass Capital Group, Inc., 345 Park Avenue, New York, New
                    York 10154 (records relating to its functions as co-administrator).

               (13) CastleInternational Asset Management Limited, 7 Castle
                    Street, Edinburgh, Scotland, EH2 3AH (records relating to its functions as investment sub-adviser).

               (14) Citibank, N.A. 111 Wall Street, 23rd Floor, Zone 6, New
                    York, NY 10043 (records relating to its functions as sub-custodian).

               (15) Drinker Biddle & Reath, Philadelphia National Bank Building,
                    1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's declaration of trust, code of regulations and minute books).

Item 31.  Management Services

          None.

Item 32.  Undertakings

     (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

     (b) Registrant undertakes to file a Post-Effective Amendment with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios using financial statements which need not be certified within four to six months from the effective date of this Post-Effective Amendment No. 24.

                                  SIGNATURES
                                  -----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 13th day of December, 1996.

                                 COMPASS CAPITAL FUNDS
                                 Registrant



                                 By *Raymond J. Clark
                                   -----------------------------
                                        Raymond J. Clark,
                                        President and Treasurer
                                        (Principal Executive Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

    Signature              Title                         Date
    ---------              -----                         ----

*Raymond J. Clark             Trustee, President and  December 13, 1996
----------------------------
(Raymond J. Clark)            Treasurer

*David R. Wilmerding, Jr.     Chairman of the Board   December 13, 1996
----------------------------
(David R. Wilmerding, Jr.)

*Anthony M. Santomero         Vice-Chairman of        December 13, 1996
----------------------------
(Anthony M. Santomero)        the Board

*William O. Albertini         Trustee                 December 13, 1996
----------------------------
(William O. Albertini)

*Robert M. Hernandez          Trustee                 December 13, 1996
----------------------------
(Robert M. Hernandez)




*By: /S/ Karen H. Sabath
    ----------------------------------
    Karen H. Sabath, Attorney-in-fact

                             Compass Capital Funds

                               POWER OF ATTORNEY
                               -----------------


     David R. Wilmerding, Jr., whose signature appears below, hereby constitutes and appoints David R. Wilmerding, Jr., Raymond J. Clark and Karen H. Sabath, and each of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or any of them, may deem necessary or advisable or which may be required to enable Compass Capital Funds (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.



                                                /s/David R. Wilmerding, Jr.
                                                ---------------------------

Date:  March 5, 1996

                             Compass Capital Funds

                               POWER OF ATTORNEY
                               -----------------


     Raymond J. Clark, whose signature appears below, hereby constitutes and appoints Edward J. Roach his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Compass Capital Funds (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                /s/Raymond J. Clark
                                                -------------------

Date:  March 5, 1996

                             Compass Capital Funds

                               POWER OF ATTORNEY
                               -----------------


     Robert M. Hernandez, whose signature appears below, hereby constitutes and appoints G. Willing Pepper and Edward J. Roach, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Compass Capital Funds (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                /s/Robert M. Hernandez
                                                ----------------------

Date:  March 5, 1996

                             Compass Capital Funds

                               POWER OF ATTORNEY
                               -----------------


     Anthony M. Santomero, whose signature appears below, hereby constitutes and appoints G. Willing Pepper and Edward J. Roach, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Compass Capital Funds (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                /s/Anthony M. Santomero
                                                -----------------------

Date:  March 5, 1996

                             Compass Capital Funds

                               POWER OF ATTORNEY
                               -----------------


     William O. Albertini, whose signature appears below, hereby constitutes and appoints G. Willing Pepper and Edward J. Roach, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Compass Capital Funds (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Company's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                /s/William O. Albertini
                                                -----------------------

Date:  March 5, 1996

                             COMPASS CAPITAL FUNDS

                            SECRETARY'S CERTIFICATE



     The undersigned, Morgan R. Jones, Secretary of Compass Capital Funds (the "Fund") hereby certifies that set forth below is a copy of the resolutions duly adopted by the Board of Trustees of the Fund on August 6, 1996:


          RESOLVED, that the officers of the Fund be, and each of them hereby is, authorized in the name and on behalf of the Fund to execute and cause to be filed with the SEC Post-Effective Amendments to the Fund's Registration Statement on Form N-1A under the 1940 Act and the Securities Act of 1933, as amended (the "1933 Act"), in such forms as the officer or officers executing the same may approve as necessary or desirable and proper, such approval to be conclusively evidenced by his or their execution thereof;

          FURTHER RESOLVED, that Morgan R. Jones be, and hereby is, designated to act on behalf of the Fund as its agent for service of process for matters relating to said Registration Statement with the powers enumerated in Rule 478 of the Rules and Regulations of the SEC under the 1933 Act, as amended; and

          FURTHER RESOLVED, that the trustees and officers of the Fund who may be required to execute any amendments to the Fund's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath, and any of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Fund any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and any of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and any of said attorneys shall have full power and authority to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done on the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

     IN WITNESS THEREOF, I have hereunto signed my name and affixed the seal of the Fund on December 10, 1996.



                                           /S/
                                    ---------------
                                    Morgan R. Jones
                                    Secretary

                                   SIGNATURES


          As it relates to the Index Equity Portfolio only, The DFA Investment Trust Company consents to the filing of this Amendment to the Registration Statement of Compass Capital Funds which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on this 13th day of December, 1996.

                              THE DFA INVESTMENT TRUST COMPANY


                              * David G. Booth
                              - ---------------------------
                              David G. Booth
                              President and Chairman-Chief Executive Officer

          The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment to the Registration Statement of Compass Capital Funds as it relates to the Index Equity Portfolio only, on the dates indicated.


Signature                      Title                   Date
-----------                    -----                   ----

* David G. Booth               President, Chairman
------------------------
President, Chairman -          Chief Executive Officer
December 13, 1996              and Trustee
David G. Booth


* Rex A. Sinquefield          Chairman - Chief         December 13, 1996
----------------------------
Rex A. Sinquefield            Investment Officer
                              and Trustee

* George M. Constantinides    Trustee                  December 13, 1996
----------------------------
George M. Constantinides

* John P. Gould               Trustee                  December 13, 1996
----------------------------
John P. Gould

* Roger G. Ibbotson           Trustee                  December 13, 1996
----------------------------
Roger G. Ibbotson

* Merton H. Miller            Trustee                  December 13, 1996
----------------------------
Merton H. Miller

* Myron S. Scholes            Trustee                  December 13, 1996
----------------------------
Myron S. Scholes

* Michael T. Scardina         Vice President, Chief    December 13, 1996
----------------------------
Michael T. Scardina           Financial Officer,

                              Controller and Treasurer


*By:       /S/
     ----------------
     Irene R. Diamant
     Attorney-in-fact

                        THE DFA INVESTMENT TRUST COMPANY

                               POWER OF ATTORNEY
                               -----------------


          The undersigned officers and trustees of THE DFA INVESTMENT TRUST COMPANY (the "Fund") hereby appoint DAVID G. BOOTH, REX A. SINQUEFIELD, MICHAEL
T. SCARDINA, IRENE R. DIAMANT AND STEPHEN W. KLINE, ESQUIRE (with full power to any of them to act) as attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to a Registration Statement under the Securities Act of 1933 and/or the Investment Company Act of 1940, including any and all amendments thereto, covering the registration of any registered investment company for which any Series of the Fund serves as a master fund in a master fund-feeder fund structure, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

        The undersigned officers and trustees hereby execute this Power of Attorney as of the 20th day of December, 1995.


  /s/ David G. Booth                      /s/Rex A. Sinquefield
---------------------------             -----------------------------
David G. Booth,                          Rex A. Sinquefield,
Chairman-Chairman-Chief Executive        Chief Investment Officer and
Officer, President and Trustee           Trustee


  /s/George M. Constantinides             /s/John P. Gould
----------------------------            -----------------------------
George M. Constantinides,                John P. Gould, Trustee
Trustee


  /s/Roger G. Ibbotson                    /s/Merton H. Miller
----------------------------            -----------------------------
Roger G. Ibbotson, Trustee              Merton H. Miller, Trustee


  /s/Myron S. Scholes                     /s/Michael T. Scardina
-------------------------               -----------------------------
Myron S. Scholes, Trustee               Michael T. Scardina, Chief
                                        Financial Officer, Treasurer
                                        and Vice President

                                EXHIBIT INDEX
                                -------------

Exhibit No.                     Description                        Page No.
----------                      -----------                        --------

 (5) (1)                        Form of Sub-Advisory Agreement
                                between PNC Asset Management
                                Group, Inc. and BlackRock
                                Financial Management, Inc.
                                with respect to the International
                                Bond Portfolio.

 (11) (a)                       Consent of Drinker Biddle & Reath.

      (b)                       Consent of Deloitte & Touch LLP.

      (c)                       Consent of Coopers & Lybrand, L.L.P.

 (24) (c) Unaudited Financial Statements for the Ten Months Ended September 30, 1996.

 (27)                           Financial Data Schedule